PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—14.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2,
1 mo. USD LIBOR + 0.975%,
1.462%, due 10/25/34[1]	131,463	131,132
Series 2005-R1, Class M4,
1 mo. USD LIBOR + 1.110%,
1.597%, due 03/25/35[1]	200,000	182,250
Series 2005-R11, Class M1,
1 mo. USD LIBOR + 0.450%,
0.937%, due 01/25/36[1]	187,212	185,828
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD LIBOR + 1.000%,
1.487%, due 10/25/34[1]	166,281	153,437
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 1.200%,
1.687%, due 08/25/34[1]	5,325,184	5,015,687
Benefit Street Partners CLO IV Ltd.,
Series 2014-IVA, Class A1RR,
3 mo. USD LIBOR + 1.250%,
2.385%, due 01/20/29[1,2]	2,000,000	1,970,490
Cent CLO 19 Ltd.,
Series 2013-19A, Class A1A,
3 mo. USD LIBOR + 1.330%,
2.171%, due 10/29/25[1,2]	181,013	179,705
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD LIBOR + 0.640%,
1.127%, due 08/25/32[1]	160,300	143,554
Series 2002-4, Class 2A1,
1 mo. USD LIBOR + 0.740%,
1.227%, due 10/25/32[1]	9,918	9,424
CIFC Funding Ltd.,
Series 2015-5A, Class A1R,
3 mo. USD LIBOR + 0.860%,
1.851%, due 10/25/27[1,2]	900,000	885,346
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A,
1 mo. USD LIBOR + 1.350%,
1.837%, due 10/25/37[1,2]	949,802	929,254
Colombia Cent CLO Ltd.,
Series 2018-27A, Class A1,
3 mo. USD LIBOR + 1.150%,
2.141%, due 10/25/28[1,2]	1,700,000	1,657,012

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD LIBOR + 0.500%,
0.987%, due 07/25/34[1]	80,086	70,728
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class M1,
1 mo. USD LIBOR + 0.900%,
1.387%, due 10/25/34[1]	103,453	91,041
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD LIBOR + 0.720%,
1.207%, due 07/25/34[1]	111,112	106,792
Dryden XXV Senior Loan Fund,
Series 2012-25A, Class ARR,
3 mo. USD LIBOR + 0.900%,
2.119%, due 10/15/27[1,2]	3,115,520	3,040,504
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD LIBOR + 1.500%,
1.987%, due 08/25/40[1,2]	86,793	81,076
Equifirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD LIBOR + 0.170%,
0.657%, due 04/25/37[1,2]	1,957,307	1,713,310
Figueroa CLO Ltd.,
Series 2014-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
2.119%, due 01/15/27[1,2]	130,823	129,623
First Franklin Mortgage Loan Trust,
Series 2005-FFH1, Class M1,
1 mo. USD LIBOR + 0.675%,
1.162%, due 06/25/36[1]	65,027	63,778
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A,
3 mo. USD LIBOR + 1.050%,
2.269%, due 07/15/27[1,2]	2,048,449	1,997,090
Halcyon Loan Advisors Funding Ltd.,
Series 2015-1A, Class AR,
3 mo. USD LIBOR + 0.920%,
2.055%, due 04/20/27[1,2]	2,561,174	2,510,188
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3,
3.174%, due 10/25/35[3]	15,523	15,454

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1,
1 mo. USD LIBOR + 0.270%,
0.757%, due 05/25/36[1]	218,066	213,370
KGS Alpha SBA,
Series 2012-5, Class A, IO,
0.935%, due 04/25/38[2,4,5,6]	15,978,267	337,042
KVK CLO Ltd.,
Series 2013-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
2.211%, due 01/14/28[1,2]	2,384,334	2,321,407
LCM XX LP,
Series 20A, Class AR,
3 mo. USD LIBOR + 1.040%,
2.175%, due 10/20/27[1,2]	250,000	244,350
Legacy Mortgage Asset Trust,
Series 2019-GS4, Class A1,
3.438%, due 05/25/59[2,3]	362,060	339,114
Madison Park Funding XII Ltd.,
Series 2014-12A, Class AR,
3 mo. USD LIBOR + 1.260%,
2.395%, due 07/20/26[1,2]	949,007	945,063
Morgan Stanley ABS Capital I, Inc.,
Series 2005-WMC6, Class M3,
1 mo. USD LIBOR + 0.765%,
1.252%, due 07/25/35[1]	137,607	136,422
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A, Class A1R,
3 mo. USD LIBOR + 0.850%,
2.069%, due 07/15/27[1,2]	400,000	387,093
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD LIBOR + 0.180%,
0.667%, due 04/25/37[1]	60,711	40,349
OZLM XIII Ltd.,
Series 2015-13A, Class A1R,
3 mo. USD LIBOR + 1.080%,
1.840%, due 07/30/27[1,2]	494,588	483,097
Palmer Square Loan Funding Ltd.,
Series 2018-4A, Class A1,
3 mo. USD LIBOR + 0.900%,
2.592%, due 11/15/26[1,2]	326,887	321,976

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WHQ3, Class M4,
1 mo. USD LIBOR + 0.945%,
1.432%, due 06/25/35[1]	200,000	192,064
RAAC Trust,
Series 2005-SP3, Class M1,
1 mo. USD LIBOR + 0.530%,
1.017%, due 12/25/35[1]	150,581	150,314
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.420%,
0.907%, due 12/25/35[1]	400,000	378,676
Recette Clo Ltd.,
Series 2015-1A, Class AR,
3 mo. USD LIBOR + 0.920%,
2.055%, due 10/20/27[1,2]	1,744,143	1,716,692
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD LIBOR + 0.880%,
1.367%, due 08/25/33[1]	130,103	117,661
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD LIBOR + 0.750%,
1.237%, due 11/25/35[1]	2,100,000	1,852,339
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD LIBOR + 0.200%,
0.687%, due 06/25/37[1]	356,019	267,683
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA, Class A,
3.200%, due 05/27/36[2]	1,381,022	1,276,677
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD LIBOR + 0.135%,
0.622%, due 07/25/36[1,2]	195,477	184,871
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD LIBOR + 0.460%,
0.947%, due 09/25/35[1]	1,700,000	1,541,662
Symphony CLO XIV Ltd.,
Series 2014-14A, Class AR,
3 mo. USD LIBOR + 0.950%,
2.261%, due 07/14/26[1,2]	717,418	705,800

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(concluded)
Symphony CLO XVII Ltd.,
Series 2016-17A, Class AR,
3 mo. USD LIBOR + 0.880%,
2.099%, due 04/15/28[1,2]	500,000	490,370
Telos CLO Ltd.,
Series 2014-5A, Class A1R,
3 mo. USD LIBOR + 0.950%,
2.085%, due 04/17/28[1,2]	3,709,931	3,585,166
Tralee CLO III Ltd.,
Series 2014-3A, Class AR,
3 mo. USD LIBOR + 1.030%,
2.165%, due 10/20/27[1,2]	4,967,765	4,848,588
Tralee CLO V Ltd.,
Series 2018-5A, Class A1,
3 mo. USD LIBOR + 1.110%,
2.245%, due 10/20/28[1,2]	1,100,000	1,056,313
Venture CLO 35 Ltd.,
Series 2018-35A, Class AS,
3 mo. USD LIBOR + 1.150%,
2.248%, due 10/22/31[1,2]	1,000,000	961,980
Venture XXI CLO Ltd.,
Series 2015-21A, Class AR,
3 mo. USD LIBOR + 0.880%,
2.099%, due 07/15/27[1,2]	961,788	937,909
Zais CLO 1 Ltd.,
Series 2014-1A, Class A1AR,
3 mo. USD LIBOR + 1.150%,
2.369%, due 04/15/28[1,2]	1,086,739	1,063,704
Total asset-backed securities
(cost—$49,387,625)		48,360,455

Mortgage-backed securities—24.2%
AREIT Trust,
Series 2018-CRE2, Class A,
1 mo. USD LIBOR + 0.980%,
1.774%, due 11/14/35[1,2]	1,117,846	1,041,339
ARM Trust,
Series 2005-8, Class 3A21,
4.137%, due 11/25/35[6]	492,792	400,207
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
3.636%, due 03/26/37[2,6]	95,186	75,921
Series 2011-R11, Class 8A5,
1.173%, due 07/26/36[2,6]	62,349	60,137

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[2,6]	303,478	248,122
Series 2013-RR5, Class 5A1,
12 mo. MTA + 0.840%,
2.806%, due 11/26/46[1,2]	113,835	112,217
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2,
3.755%, due 02/25/33[6]	3,940	3,264
Series 2004-002, Class 12A2,
3.463%, due 05/25/34[6]	37,372	32,184
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[3]	460,564	480,103
Series 2004-AC3, Class A2,
6.000%, due 06/25/34[3]	638,632	627,550
BX Commercial Mortgage Trust,
Series 2018-IND, Class A,
1 mo. USD LIBOR + 0.750%,
1.564%, due 11/15/35[1,2]	3,845,115	3,716,828
Series 2018-IND, Class D,
1 mo. USD LIBOR + 1.300%,
2.114%, due 11/15/35[1,2]	5,600,000	5,339,530
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1, Class A1,
1 mo. USD LIBOR + 0.280%,
0.767%, due 01/25/35[1,2]	44,130	41,127
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
4.096%, due 05/19/33[6]	3,393	3,084
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	29,012	18,047
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class A,
4.149%, due 01/10/36[2]	3,200,000	3,310,500
CSMC Trust,
Series 2013-MH1, Class A,
4.789%, due 05/27/53[2,6]	1,012,771	1,154,981
FHLMC Multifamily Structured Pass-Through Certificates,
Series K014, Class X1, IO,
1.324%, due 04/25/21[6]	6,828,096	54,621
Series K027, Class X1, IO,
0.873%, due 01/25/23[6]	6,295,899	104,164
Series KAIV, Class X1, IO,
1.231%, due 06/25/21[6]	4,195,045	30,823

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series KF05, Class A,
1 mo. USD LIBOR + 0.350%,
1.343%, due 09/25/21[1]	35,260	35,211
Series KF06, Class A,
1 mo. USD LIBOR + 0.330%,
1.323%, due 11/25/21[1]	165,740	164,946
Series KP05, Class AH,
3.254%, due 04/25/23[6]	2,199,331	2,222,078
FHLMC REMIC,
Series 0013, Class B, IO,
7.000%, due 06/25/23	14,148	1,183
Series 0023, Class KZ,
6.500%, due 11/25/23	6,824	7,271
Series 0159, Class H,
4.500%, due 09/15/21	6	6
Series 1003, Class H,
1 mo. USD LIBOR + 0.750%,
1.564%, due 10/15/20[1]	489	488
Series 1349, Class PS,
7.500%, due 08/15/22	228	239
Series 1502, Class PX,
7.000%, due 04/15/23	48,719	51,622
Series 1534, Class Z,
5.000%, due 06/15/23	21,756	22,588
Series 1573, Class PZ,
7.000%, due 09/15/23	5,965	6,402
Series 1658, Class GZ,
7.000%, due 01/15/24	3,427	3,692
Series 1694, Class Z,
6.500%, due 03/15/24	39,875	43,163
Series 1775, Class Z,
8.500%, due 03/15/25	1,457	1,659
Series 2136, Class GD, IO,
7.000%, due 03/15/29	2,123	355
Series 2178, Class PI, IO,
7.500%, due 08/15/29	11,416	2,294
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
1.314%, due 01/15/32[1]	84,540	83,154
Series 2411, Class FJ,
1 mo. USD LIBOR + 0.350%,
1.164%, due 12/15/29[1]	12,379	12,017
Series 2614, Class WO, PO,
0.010%, due 05/15/33	820,905	751,941

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 3096, Class FL,
1 mo. USD LIBOR + 0.400%,
1.214%, due 01/15/36 [1]	115,262	114,648
Series 3114, Class PF,
1 mo. USD LIBOR + 0.400%,
1.214%, due 02/15/36 [1]	603,363	602,236
Series 3153, Class UF,
1 mo. USD LIBOR + 0.430%,
1.244%, due 05/15/36 [1]	138,812	138,326
Series 3339, Class LI, IO,
1 mo. USD LIBOR + 6.480%,
5.666%, due 07/15/37 [1]	652,307	113,780
Series 3442, Class MT,
1 mo. USD LIBOR,
0.814%, due 07/15/34 [1]	63,155	63,092
Series 3598, Class JI, IO,
1.852%, due 10/15/37[6]	32,010	1,374
Series 3621, Class WI, IO,
1.978%, due 05/15/37[6]	74,659	3,642
Series 3635, Class IB, IO,
1.616%, due 10/15/37[6]	115,291	3,955
Series 3667, Class FW,
1 mo. USD LIBOR + 0.550%,
1.364%, due 02/15/38 [1]	50,626	50,253
Series 3671, Class FQ,
1 mo. USD LIBOR + 0.850%,
1.664%, due 12/15/36 [1]	939,714	952,536
Series 3684, Class JI, IO,
2.471%, due 11/15/36[6]	285,437	19,708
Series 3864, Class NT,
1 mo. USD LIBOR + 60.500%,
5.500%, due 03/15/39 [1]	480,419	541,840
Series 4037, Class PI, IO,
3.000%, due 04/15/27	1,840,102	93,759
Series 4131, Class AI, IO,
2.500%, due 10/15/22	508,091	10,964
Series 4136, Class EZ,
3.000%, due 11/15/42	1,188,448	1,240,276
Series 4156, Class SA, IO,
1 mo. USD LIBOR + 6.200%,
5.386%, due 01/15/33 [1]	1,490,046	275,820
Series 4165, Class TI, IO,
3.000%, due 12/15/42	1,340,000	97,383
Series 4182, Class YI, IO,
2.500%, due 03/15/28	3,180,266	198,693

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 4255, Class SN,
1 mo. USD LIBOR + 12.267%,
9.557%, due 05/15/35 [1]	342,985	486,902
Series 4263, Class SD,
1 mo. USD LIBOR + 12.267%,
10.096%, due 11/15/43 [1]	381,272	555,043
Series 4265, Class ES,
1 mo. USD LIBOR + 13.760%,
10.508%, due 11/15/43 [1]	828,981	1,264,922
Series 4324, Class IO,
2.526%, due 08/15/36[6]	150,230	9,166
Series 4338, Class SB, IO,
2.233%, due 10/15/41[6]	160,131	8,768
Series 4367, Class GS, IO,
2.207%, due 03/15/37[6]	96,894	6,508
Series 4394, Class WI, IO,
2.253%, due 08/15/41[6]	89,152	4,720
Series 4438, Class WI, IO,
2.324%, due 11/15/38[6]	281,509	16,588
Series 4457, Class DI, IO,
4.000%, due 08/15/24	566,169	31,167
Series 4463, Class IO,
2.445%, due 02/15/38[6]	207,472	12,975
Series 4544, Class IP, IO,
4.000%, due 01/15/46	2,977,100	361,309
Series 4940, Class FE,
1 mo. USD LIBOR + 0.550%,
1.364%, due 01/25/50 [1]	845,544	846,160
Series 4945, Class F,
1 mo. USD LIBOR + 0.500%,
2.081%, due 12/15/46 [1]	300,661	300,495
Trust 2513, Class AS, IO,
1 mo. USD LIBOR + 8.000%,
7.186%, due 02/15/32 [1]	259,307	58,886
Trust 3609, Class LI, IO,
4.500%, due 12/15/24	5,737	56
Trust 3838, Class LI, IO,
4.500%, due 04/15/22	24,629	389
Trust 3962, Class KS, IO,
2.520%, due 06/15/38[6]	215,835	15,734
Trust 4068, Class UF,
1 mo. USD LIBOR + 0.500%,
1.314%, due 06/15/42 [1]	1,121,093	1,118,344
Trust 4076, Class SW, IO,
1 mo. USD LIBOR + 6.050%,
5.236%, due 07/15/42 [1]	1,952,840	451,369

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Trust 4100, Class HI, IO,
3.000%, due 08/15/27	360,328	24,000
Trust 4182, Class QI, IO,
3.000%, due 02/15/33	169,111	11,704
Trust 4832, Class FW,
1 mo. USD LIBOR + 0.350%,
1.931%, due 04/15/38[1]	1,878,535	1,876,309
Trust 4836, Class PO, PO,
0.010%, due 10/15/58	1,352,922	1,156,543
Trust 4839, Class UO, PO,
0.010%, due 08/15/56	824,114	769,515
FHLMC STRIPs,
Series 303, Class C19, IO,
3.500%, due 01/15/43	1,001,426	124,857
Series 326, Class F2,
1 mo. USD LIBOR + 0.550%,
1.364%, due 03/15/44[1]	718,170	720,341
Series 330, Class F4,
1 mo. USD LIBOR + 0.350%,
1.931%, due 10/15/37[1]	423,159	417,196
Series 345, Class C13, IO,
3.500%, due 08/15/45	1,724,442	162,203
FNMA Aces,
Trust 2013-M5, Class X2, IO,
2.162%, due 01/25/22[6]	711,134	10,328
Trust 2016-M11, Class AL,
2.944%, due 07/25/39	2,393,254	2,430,151
FNMA REMIC,
Series 2014-84, Class AI, IO,
1 mo. USD LIBOR + 6.150%,
0.200%, due 02/25/43[1]	506,028	3,108
Series 2018-28, Class CA,
3.000%, due 05/25/48	1,458,797	1,523,977
Series 2019-62, Class SN, IO,
1 mo. USD LIBOR + 6.000%,
5.513%, due 11/25/49[1]	437,973	88,658
Series 386, Class 14, IO,
6.500%, due 04/25/38	58,741	12,470
Series 413, Class 111, IO,
4.000%, due 07/25/42[6]	1,081,971	189,990
Series 419, Class C3, IO,
3.000%, due 11/25/43	200,767	24,006
Trust 1992-129, Class L,
6.000%, due 07/25/22	566	589
Trust 1993-037, Class PX,
7.000%, due 03/25/23	38,451	40,494

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Trust 1997-022, Class F,
2.432%, due 03/25/27[6]	21,008	21,163
Trust 2002-060, Class F1,
1 mo. USD LIBOR + 0.400%,
0.887%, due 06/25/32[1]	47,883	46,105
Trust 2003-070, Class SH,
1 mo. USD LIBOR + 14.000%,
13.026%, due 07/25/23[1]	68,428	81,713
Trust 2007-067, Class FB,
1 mo. USD LIBOR + 0.320%,
0.807%, due 07/25/37[1]	188,517	186,717
Trust 2009-033, Class FB,
1 mo. USD LIBOR + 0.820%,
1.307%, due 03/25/37[1]	584,474	591,397
Trust 2010-141, Class FA,
1 mo. USD LIBOR + 0.500%,
0.987%, due 12/25/40[1]	356,264	355,534
Trust 2010-76, Class SA, IO,
1 mo. USD LIBOR + 6.500%,
6.013%, due 07/25/40[1]	1,099,179	222,721
Trust 2011-86, Class DI, IO,
3.500%, due 09/25/21	32,078	573
Trust 2012-090, Class FB,
1 mo. USD LIBOR + 0.440%,
0.927%, due 08/25/42[1]	139,328	138,519
Trust 2012-111, Class HS,
1 mo. USD LIBOR + 3.667%,
3.261%, due 10/25/42[1]	216,752	197,759
Trust 2012-122, Class LI, IO,
4.500%, due 07/25/41	765,966	89,405
Trust 2012-128, Class FK,
1 mo. USD LIBOR + 0.350%,
0.837%, due 11/25/42[1]	302,975	300,473
Trust 2012-32, Class AI, IO,
3.000%, due 04/25/22	70,904	1,463
Trust 2012-77, Class IO,
1.917%, due 07/25/52[6]	269,744	14,207
Trust 2013-028, Class YS, IO,
1 mo. USD LIBOR + 6.150%,
5.663%, due 07/25/42[1]	1,126,787	204,066
Trust 2013-030, Class GI, IO,
3.000%, due 01/25/43	1,891,015	207,469
Trust 2013-030, Class JI, IO,
3.000%, due 04/25/43	707,913	60,992
Trust 2013-034, Class PS, IO,
1 mo. USD LIBOR + 6.150%,
5.663%, due 08/25/42[1]	677,516	109,526

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Trust 2013-044, Class ZG,
3.500%, due 03/25/42	724,140	795,774
Trust 2013-045, Class IK, IO,
3.000%, due 02/25/43	1,319,713	137,193
Trust 2013-116, Class IY, IO,
3.000%, due 09/25/43	424,544	29,225
Trust 2013-74, Class YS,
1 mo. USD LIBOR + 6.000%,
5.269%, due 07/25/43[1]	872,166	889,369
Trust 2014-42, Class SA, IO,
1.989%, due 07/25/44[6]	305,242	17,964
Trust 2014-43, Class BS, IO,
1.965%, due 07/25/44[6]	464,445	28,439
Trust 2014-45, Class SA, IO,
2.171%, due 08/25/44[6]	248,084	13,104
Trust 2014-47, Class BI, IO,
2.293%, due 08/25/54[6]	447,095	29,219
Trust 2014-92, Class SB, IO,
2.156%, due 01/25/45[6]	291,970	12,192
Trust 2015-073, Class ES,
1 mo. USD LIBOR + 9.333%,
7.036%, due 10/25/45[1]	488,006	617,887
Trust 2015-10, Class SA, IO,
2.020%, due 03/25/45[6]	243,497	13,196
Trust 2015-19, Class AI, IO,
2.157%, due 04/25/55[6]	442,237	21,788
Trust 2015-47, Class GI, IO,
4.000%, due 06/25/44	178,012	16,809
Trust 2015-50, Class SB, IO,
2.444%, due 07/25/45[6]	1,444,575	104,566
Trust 2015-58, Class AI, IO,
2.346%, due 08/25/55[6]	270,137	15,603
Trust 2015-64, Class KS, IO,
2.206%, due 09/25/45[6]	363,035	24,979
Trust 2016-14, Class IO,
3.000%, due 03/25/46	1,027,595	94,035
Trust 2016-17, Class CS, IO,
1.948%, due 04/25/46[6]	194,199	10,116
Trust 2016-52, Class PI, IO,
3.000%, due 04/25/46	1,654,897	147,712
Trust 2016-63, Class YI, IO,
3.500%, due 04/25/46	663,678	34,277
Trust 2016-64, Class IA, IO,
3.000%, due 05/25/46	843,872	91,278

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Trust 2016-76, Class CS, IO,
1.859%, due 10/25/46[6]	96,968	5,764
Trust 2018-85, Class FE,
1 mo. USD LIBOR + 0.300%,
0.787%, due 12/25/48[1]	3,152,951	3,124,164
Trust G92-040, Class ZC,
7.000%, due 07/25/22	2,531	2,628
Trust G94-006, Class PJ,
8.000%, due 05/17/24	4,201	4,511
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD LIBOR + 0.825%,
1.312%, due 01/25/34[1]	455,268	419,221
GNMA REMIC,
Trust 2007-018, Class CO, PO,
0.010%, due 03/20/35	29,801	28,962
Trust 2010-H01, Class FA,
1 mo. USD LIBOR + 0.820%,
1.779%, due 01/20/60[1]	1,992,300	1,999,813
Trust 2013-23, Class IP, IO,
3.500%, due 08/20/42	1,169,496	139,893
Trust 2013-77, Class GI, IO,
3.000%, due 02/20/43	2,560,730	164,777
Trust 2013-H19, Class DF,
1 mo. USD LIBOR + 0.650%,
2.006%, due 05/20/63[1]	1,008,751	1,008,370
Trust 2013-H20, Class FB,
1 mo. USD LIBOR + 1.000%,
2.356%, due 08/20/63[1]	1,963,128	1,976,425
Trust 2013-H23, Class TA,
1 mo. USD LIBOR + 0.720%,
2.076%, due 09/20/63[1]	777,767	779,498
Trust 2014-158, Class IA, IO,
3.500%, due 10/20/29	823,238	76,266
Trust 2015-126, Class GS,
1 mo. USD LIBOR + 9.333%,
7.036%, due 09/20/45[1]	323,052	437,969
Trust 2015-127, Class AS, IO,
1.601%, due 06/20/43[6]	378,827	17,776
Trust 2015-165, Class IB, IO,
3.500%, due 11/20/42	459,212	48,978
Trust 2015-166, Class SA, IO,
1.994%, due 06/20/42[6]	437,289	19,926
Trust 2015-180, Class SA, IO,
1.944%, due 06/20/42[6]	474,587	13,814

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Trust 2015-42, Class AI, IO,
3.000%, due 05/20/39	377,454	12,609
Trust 2015-H27, Class FA,
1 mo. USD LIBOR + 0.750%,
2.106%, due 09/20/65[1]	2,351,991	2,353,404
Trust 2015-H29, Class FA,
1 mo. USD LIBOR + 0.700%,
2.056%, due 10/20/65[1]	41,850	41,902
Trust 2015-H29, Class FJ,
1 mo. USD LIBOR + 0.680%,
2.036%, due 11/20/65[1]	2,050,553	2,057,875
Trust 2015-H30, Class FA,
1 mo. USD LIBOR + 0.680%,
2.036%, due 08/20/61[1]	12,668	12,686
Trust 2015-H30, Class FB,
1 mo. USD LIBOR + 0.680%,
2.036%, due 03/20/62[1]	619	620
Trust 2016-118, Class IE, IO,
3.500%, due 09/20/46	70,744	9,861
Trust 2016-138, Class WI, IO,
1.545%, due 08/20/45[6]	350,007	14,617
Trust 2016-180, Class WI, IO,
1.505%, due 09/20/45[6]	697,687	29,909
Trust 2016-84, Class KS, IO,
1 mo. USD LIBOR + 6.080%,
5.362%, due 11/20/45[1]	2,107,898	406,047
Trust 2016-H14, Class FA,
1 mo. USD LIBOR + 0.800%,
2.156%, due 06/20/66[1]	588,497	589,987
Trust 2017-15, Class WI, IO,
1.570%, due 11/20/45[6]	441,249	17,452
Trust 2017-57, Class WI, IO,
1.526%, due 12/20/45[6]	193,805	5,156
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	5,000,000	5,202,536
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD LIBOR + 0.330%,
0.817%, due 12/25/34[1]	4,620	4,120
IndyMac Index Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD LIBOR + 0.640%,
1.127%, due 02/25/35[1]	364,082	308,674

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD LIBOR + 0.500%,
1.459%, due 06/27/37[1,2]	918,100	719,199
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD LIBOR + 0.900%,
1.387%, due 12/25/49[1,2]	5,287,146	5,127,321
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2,
3.588%, due 12/25/34[6]	143,968	135,627
Series 2004-A, Class A1,
1 mo. USD LIBOR + 0.460%,
0.947%, due 04/25/29[1]	32,921	29,805
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD LIBOR + 0.320%,
0.807%, due 01/25/35[1]	29,858	26,535
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B,
1 mo. USD LIBOR + 0.230%,
2.768%, due 02/26/37[1,2]	175,455	138,893
Series 2013-R10, Class 3A,
1 mo. USD LIBOR + 0.310%,
1.567%, due 01/26/51[1,2]	120,285	119,696
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 year CMT + 0.500%,
0.670%, due 05/25/42[1,2]	3,195,644	2,902,827
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A,
1 mo. USD LIBOR + 0.450%,
1.432%, due 10/07/20[1]	657,606	656,240
Series 2010-R2, Class 2A,
1 mo. USD LIBOR + 0.470%,
1.452%, due 11/05/20[1]	427,360	427,402
Pepper Residential Securities Trust,
Series 22-A, Class A1U,
1 mo. USD LIBOR + 1.000%,
1.718%, due 06/20/60[1,2]	2,613,964	2,612,487
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD LIBOR + 0.500%,
0.987%, due 07/25/36[1]	291,553	224,430

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Sequoia Mortgage Trust,
Series 11, Class A,
1 mo. USD LIBOR + 0.900%,
1.618%, due 12/20/32[1]	220,342	205,194
Series 5, Class A,
1 mo. USD LIBOR + 0.350%,
1.068%, due 10/19/26[1]	61,148	57,381
Structured ARM Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD LIBOR + 0.220%,
0.707%, due 05/25/37[1]	153,483	135,370
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.210%,
0.697%, due 04/25/36[1]	507,053	497,286
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
3.648%, due 04/25/45[6]	48,692	44,160
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 2A,
4.384%, due 09/25/33[6]	106,494	95,745
Total mortgage-backed securities (cost—$81,297,787)		81,389,618

U.S. government agency obligations—154.9%
FHA Reilly
6.896%, due 07/01/20	5,000	5,014
FHLMC
2.500%, due 01/01/31	233,246	245,671
2.500%, due 11/01/31	54,344	57,270
2.500%, due 07/01/32	150,463	157,508
2.500%, due 08/01/32	710,206	743,365
2.500%, due 09/01/32	898,606	940,625
2.500%, due 11/01/32	22,418	23,468
2.500%, due 12/01/32	803,071	840,684
2.500%, due 01/01/33	199,647	208,997
3.000%, due 01/01/33	2,460,083	2,597,713
3.000%, due 04/01/43	246,008	262,819
3.000%, due 05/01/43	188,819	201,722
3.000%, due 12/01/44	174,511	185,929
3.000%, due 04/01/45	1,218,443	1,304,205
3.000%, due 08/01/46	434,016	455,271
3.000%, due 12/01/46	1,493,365	1,582,088
3.500%, due 09/01/32	430,155	465,688
4.000%, due 01/01/37	223,207	244,076
4.000%, due 07/01/43	196,198	215,042

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 04/01/44	189,019	213,712
4.000%, due 08/01/44	2,624,150	2,944,193
4.000%, due 04/01/47	413,001	443,647
4.000%, due 05/01/47	411,679	441,813
4.000%, due 08/01/47	708,210	798,370
4.000%, due 11/01/47	572,869	614,242
4.000%, due 01/01/48	1,446,210	1,546,707
4.000%, due 02/01/48	59,448	63,582
4.000%, due 03/01/48	40,519	43,312
4.000%, due 04/01/48	131,088	140,034
4.000%, due 06/01/48	409,919	450,618
4.000%, due 12/01/48	683,969	744,689
4.500%, due 10/01/33	45,708	48,504
4.500%, due 09/01/34	859,213	916,791
4.500%, due 01/01/36	19,575	20,960
4.500%, due 05/01/37	5,720	6,198
4.500%, due 05/01/38	33,195	34,548
4.500%, due 11/01/48	257,397	277,567
5.000%, due 10/01/25	31,378	34,064
5.000%, due 11/01/27	6,223	6,749
5.000%, due 07/01/33	9,124	9,798
5.000%, due 09/01/33	157,305	176,777
5.000%, due 06/01/34	7,679	8,769
5.000%, due 04/01/35	31,934	34,737
5.000%, due 05/01/35	75,048	85,677
5.000%, due 07/01/35	137,640	157,095
5.000%, due 08/01/35	22,339	25,502
5.000%, due 10/01/35	18,428	21,013
5.000%, due 12/01/35	608	694
5.000%, due 07/01/38	233,412	265,806
5.000%, due 11/01/38	170,450	194,446
5.000%, due 06/01/39	42,178	48,220
5.000%, due 03/01/40	5,041	5,762
5.000%, due 07/01/40	253,974	288,651
5.000%, due 09/01/40	134,047	150,299
5.000%, due 11/01/40	190,771	217,493
5.000%, due 02/01/41	328,028	375,083
5.000%, due 03/01/41	21,638	24,567
5.000%, due 04/01/41	82,456	92,930
5.000%, due 05/01/41	136,231	155,500
5.000%, due 07/01/41	37,654	43,049
5.000%, due 08/01/44	55,954	63,878
5.000%, due 03/01/49	2,028,643	2,278,812

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.500%, due 06/01/28	1,204	1,322
5.500%, due 02/01/32	1,441	1,604
5.500%, due 12/01/32	2,949	3,356
5.500%, due 02/01/33	39,101	42,932
5.500%, due 05/01/33	548	616
5.500%, due 06/01/33	156,947	178,967
5.500%, due 12/01/33	37,749	42,220
5.500%, due 12/01/34	34,235	39,163
5.500%, due 06/01/35	552,721	632,247
5.500%, due 07/01/35	4,140	4,559
5.500%, due 10/01/35	129,509	143,632
5.500%, due 12/01/35	87,518	99,488
5.500%, due 06/01/36	310,809	355,335
5.500%, due 07/01/36	7,391	7,723
5.500%, due 12/01/36	518,301	590,733
5.500%, due 03/01/37	60,366	68,789
5.500%, due 07/01/37	59,772	64,648
5.500%, due 10/01/37	2,754	3,146
5.500%, due 04/01/38	96,415	109,991
5.500%, due 05/01/38	10,493	11,957
5.500%, due 12/01/38	1,863	2,123
5.500%, due 01/01/39	44,617	50,988
5.500%, due 09/01/39	129,490	147,878
5.500%, due 02/01/40	5,998	6,843
5.500%, due 03/01/40	6,033	6,875
5.500%, due 05/01/40	81,136	92,676
5.500%, due 03/01/41	89,065	101,796
6.000%, due 11/01/37	776,323	895,817
7.000%, due 08/01/25	114	125
FHLMC ARM
1 year CMT + 2.137%,
3.845%, due 01/01/28[1]	10,176	10,232
12 mo. USD LIBOR + 1.765%,
3.989%, due 11/01/36[1]	305,927	318,712
1 year CMT + 2.415%,
4.011%, due 11/01/25[1]	52,515	52,923
12 mo. USD LIBOR + 1.783%,
4.014%, due 10/01/39[1]	1,140,177	1,188,102
1 year CMT + 2.224%,
4.027%, due 07/01/24[1]	37,458	37,908
1 year CMT + 2.367%,
4.102%, due 12/01/29[1]	15,019	15,178
12 mo. USD LIBOR + 1.864%,
4.203%, due 11/01/41[1]	1,082,544	1,126,523

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 2.415%,
4.224%, due 01/01/29[1]	70,297	70,911
1 year CMT + 2.185%,
4.280%, due 04/01/29[1]	30,077	30,335
1 year CMT + 2.250%,
4.281%, due 09/01/34[1]	649,535	677,378
1 year CMT + 2.282%,
4.299%, due 07/01/28[1]	51,316	51,589
1 year CMT + 2.257%,
4.314%, due 11/01/29[1]	112,838	116,112
1 year CMT + 2.625%,
4.375%, due 01/01/30[1]	21,449	21,587
1 year CMT + 2.132%,
4.376%, due 11/01/27[1]	47,008	47,109
1 year CMT + 2.282%,
4.402%, due 06/01/28[1]	79,030	79,673
1 year CMT + 2.446%,
4.471%, due 10/01/27[1]	70,800	71,274
1 year CMT + 2.300%,
4.504%, due 10/01/23[1]	4,753	4,773
1 year CMT + 2.467%,
4.600%, due 10/01/27[1]	75,145	75,713
FNMA
0.887%, due 03/25/49	5,583,801	5,547,267
2.000%, due 05/01/28	158,660	163,749
2.000%, due 09/01/31	184,886	190,812
2.000%, due 11/01/31	380,638	392,721
2.000%, due 01/01/32	73,577	75,919
2.500%, due 06/01/28	162,091	170,158
2.500%, due 07/01/28	1,321,057	1,389,791
2.500%, due 08/01/28	429,653	453,012
2.500%, due 09/01/30	28,942	30,472
2.500%, due 11/01/30	47,199	49,625
2.500%, due 01/01/33	442,422	463,135
3.000%, due 11/01/26	416,390	441,498
3.000%, due 05/01/28	171,065	180,775
3.000%, due 02/01/30	251,814	266,175
3.000%, due 04/01/30	88,030	93,051
3.000%, due 05/01/30	96,545	102,078
3.000%, due 10/01/30	31,535	33,362
3.000%, due 04/01/31	1,908,744	2,035,560
3.000%, due 01/01/38	828,178	878,771
3.000%, due 04/01/38	916,613	972,622
3.000%, due 10/01/42	503,270	538,662
3.000%, due 01/01/43	1,850,661	1,977,534

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.000%, due 04/01/43	763,753	819,430
3.000%, due 05/01/43	789,696	844,566
3.000%, due 06/01/43	108,293	115,718
3.000%, due 09/01/43	1,030,389	1,106,126
3.000%, due 11/01/46	80,160	85,096
3.000%, due 12/01/46	6,233,220	6,643,229
3.000%, due 09/01/49	1,459,545	1,561,028
3.000%, due 03/01/50	497,970	525,980
3.000%, due 05/01/50	1,000,000	1,056,249
3.000%, due 02/01/57	928,642	992,688
3.000%, due 05/01/58	1,249,606	1,335,300
3.500%, due 11/01/25	262,360	277,371
3.500%, due 08/01/29	49,271	52,236
3.500%, due 03/01/42	407,818	443,986
3.500%, due 04/01/42	43,840	47,325
3.500%, due 12/01/42	1,423,581	1,557,452
3.500%, due 03/01/43	852,094	932,996
3.500%, due 07/01/43	309,217	337,346
3.500%, due 06/01/45	3,586,039	3,857,279
3.500%, due 08/01/45	80,137	86,141
3.500%, due 09/01/46	1,344,892	1,479,003
3.500%, due 08/01/47	435,510	473,836
3.500%, due 09/01/47	565,128	621,230
3.500%, due 11/01/47	836,838	906,634
3.500%, due 12/01/47	718,838	777,357
3.500%, due 02/01/48	435,855	474,995
3.500%, due 03/01/48	1,888,050	2,057,605
3.500%, due 06/01/56	1,322,137	1,434,139
3.500%, due 01/01/57	1,278,610	1,386,923
3.500%, due 01/01/59	2,119,623	2,294,108
3.500%, due 04/01/59	987,431	1,068,710
3.575%, due 02/01/26	500,000	563,892
3.820%, due 01/01/29	500,000	592,910
4.000%, due 07/01/25	7,900	8,350
4.000%, due 09/01/25	3,524	3,726
4.000%, due 10/01/25	6,186	6,536
4.000%, due 11/01/25	8,233	8,706
4.000%, due 01/01/26	225,065	237,921
4.000%, due 02/01/26	526,258	557,040
4.000%, due 03/01/26	40,081	42,371
4.000%, due 04/01/26	1,014,928	1,075,630
4.000%, due 08/01/32	6,435	6,955
4.000%, due 06/01/33	153,116	165,606

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 07/01/33	329,088	355,992
4.000%, due 08/01/33	2,340,045	2,535,875
4.000%, due 07/01/34	455,491	490,116
4.000%, due 07/01/35	1,633,321	1,786,591
4.000%, due 04/01/37	1,175,538	1,272,672
4.000%, due 03/01/38	828,519	913,416
4.000%, due 07/01/38	2,363,603	2,543,362
4.000%, due 08/01/38	750,141	810,933
4.000%, due 09/01/38	1,308,634	1,407,666
4.000%, due 05/01/39	125,168	138,479
4.000%, due 09/01/39	278,312	310,601
4.000%, due 09/01/40	2,604,638	2,849,693
4.000%, due 12/01/40	3,646,861	4,063,230
4.000%, due 04/01/41	855,729	949,758
4.000%, due 11/01/41	544,031	609,365
4.000%, due 12/01/41	789,008	884,311
4.000%, due 07/01/42	3,272,046	3,662,621
4.000%, due 09/01/42	4,788,374	5,371,061
4.000%, due 10/01/42	3,796,746	4,258,799
4.000%, due 08/01/44	197,263	222,305
4.000%, due 12/01/44	42,782	46,545
4.000%, due 06/01/45	26,612	28,880
4.000%, due 08/01/45	2,170,712	2,357,518
4.000%, due 02/01/47	244,053	263,218
4.000%, due 03/01/47	107,838	115,840
4.000%, due 04/01/47	573,371	621,866
4.000%, due 05/01/47	679,085	731,933
4.000%, due 06/01/47	27,161	29,472
4.000%, due 09/01/47	221,579	236,479
4.000%, due 10/01/47	23,674	25,280
4.000%, due 11/01/47	61,662	66,061
4.000%, due 01/01/48	1,637,156	1,752,470
4.000%, due 02/01/48	615,910	676,080
4.000%, due 03/01/48	570,051	616,472
4.000%, due 04/01/48	338,102	361,196
4.000%, due 12/01/48	1,174,257	1,285,012
4.000%, due 02/01/49	281,485	299,799
4.500%, due 06/01/29	18,776	20,253
4.500%, due 06/01/35	15,523	16,616
4.500%, due 12/01/38	412,815	458,558
4.500%, due 01/01/39	1,145	1,233
4.500%, due 03/01/39	8,538	9,489
4.500%, due 06/01/39	56,592	62,934

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.500%, due 07/01/39	2,742	2,966
4.500%, due 08/01/39	87,426	95,259
4.500%, due 10/01/39	4,127	4,579
4.500%, due 12/01/39	332,521	371,997
4.500%, due 01/01/40	3,280	3,697
4.500%, due 02/01/40	3,548	4,002
4.500%, due 03/01/40	65,546	73,075
4.500%, due 08/01/40	58,088	64,956
4.500%, due 11/01/40	364,600	412,468
4.500%, due 07/01/41	396,786	441,465
4.500%, due 08/01/41	680,140	768,810
4.500%, due 09/01/41	5,689	6,134
4.500%, due 01/01/42	1,834,589	2,048,984
4.500%, due 08/01/42	2,971	3,261
4.500%, due 09/01/43	267,659	302,363
4.500%, due 11/01/43	49,295	54,791
4.500%, due 07/01/44	267,383	298,603
4.500%, due 12/01/44	1,617	1,784
4.500%, due 09/01/48	794,083	870,726
4.500%, due 01/01/49	698,620	760,698
4.500%, due 04/01/59	1,456,666	1,618,168
5.000%, due 03/01/23	839	880
5.000%, due 05/01/23	36,905	38,861
5.000%, due 03/01/25	11,510	12,492
5.000%, due 03/01/33	13,886	14,431
5.000%, due 05/01/37	7,077	7,955
5.000%, due 09/01/37	26,605	28,657
5.000%, due 06/01/38	46,305	49,921
5.000%, due 06/01/48	398,341	440,309
5.000%, due 07/01/48	961,691	1,049,291
5.000%, due 10/01/48	748,684	814,353
5.000%, due 12/01/48	9,906	10,758
5.000%, due 01/01/49	99,885	108,646
5.000%, due 03/01/49	146,172	158,901
5.500%, due 11/01/32	25,653	28,121
5.500%, due 12/01/33	974	1,085
5.500%, due 04/01/34	24,215	27,064
5.500%, due 01/01/35	114,281	125,467
5.500%, due 04/01/36	80,543	88,293
5.500%, due 05/01/37	150,702	172,103
5.500%, due 07/01/37	86,515	98,786
5.500%, due 06/01/38	106,557	121,504
5.500%, due 11/01/39	282,308	322,857

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.500%, due 07/01/40	385,276	439,885
5.500%, due 02/01/42	209,816	239,657
6.000%, due 11/01/21	8,949	9,151
6.000%, due 01/01/23	39,780	40,349
6.000%, due 03/01/23	46,363	48,197
6.000%, due 11/01/26	15,268	16,965
6.000%, due 12/01/32	9,635	11,083
6.000%, due 02/01/33	26,400	29,850
6.000%, due 09/01/34	85,082	96,239
6.000%, due 05/01/35	33,664	37,491
6.000%, due 06/01/35	12,561	14,470
6.000%, due 07/01/35	33,922	37,886
6.000%, due 09/01/35	1,287	1,484
6.000%, due 01/01/36	24,138	27,843
6.000%, due 06/01/36	220	244
6.000%, due 09/01/36	29,775	34,345
6.000%, due 10/01/36	13,989	16,018
6.000%, due 12/01/36	104,332	120,300
6.000%, due 03/01/37	13,114	15,123
6.000%, due 10/01/37	31,966	37,089
6.000%, due 11/01/38	287,202	331,801
6.000%, due 05/01/39	38,280	44,224
6.000%, due 11/01/40	416,551	481,084
6.500%, due 10/01/36	323,808	373,456
6.500%, due 02/01/37	3,258	3,851
6.500%, due 07/01/37	30,777	34,294
6.500%, due 08/01/37	27,207	30,317
6.500%, due 09/01/37	31,074	35,076
6.500%, due 12/01/37	77,222	91,877
6.500%, due 08/01/38	1,105	1,284
6.500%, due 05/01/40	836,354	1,004,050
7.500%, due 11/01/26	10,406	10,485
8.000%, due 11/01/26	3,465	3,493
9.000%, due 02/01/26	6,110	6,187
FNMA ARM
12 mo. MTA + 1.200%,
3.166%, due 03/01/44[1]	143,935	144,298
12 mo. USD LIBOR + 1.790%,
3.790%, due 02/01/42[1]	216,116	225,457
1 year CMT + 2.083%,
3.795%, due 02/01/26[1]	20,652	20,935
1 year CMT + 2.052%,
3.803%, due 09/01/41[1]	389,983	405,248

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 2.250%,
4.000%, due 02/01/30[1]	3,138	3,156
1 year CMT + 2.283%,
4.001%, due 05/01/35[1]	164,651	172,107
1 year CMT + 2.102%,
4.050%, due 05/01/30[1]	25,698	25,792
1 year CMT + 2.095%,
4.095%, due 09/01/26[1]	269	271
1 year CMT + 2.507%,
4.157%, due 12/01/27[1]	14,551	14,651
12 mo. USD LIBOR + 1.730%,
4.172%, due 05/01/38[1]	1,041,757	1,082,971
1 year CMT + 2.218%,
4.333%, due 10/01/37[1]	1,683,985	1,751,908
1 year CMT + 2.237%,
4.391%, due 01/01/36[1]	355,829	370,712
1 year CMT + 2.325%,
4.825%, due 03/01/25[1]	18,388	18,458
FNMA TBA
3.000%	47,750,000	50,348,101
GNMA
3.000%, due 11/15/42	78,331	83,680
3.000%, due 02/15/43	546,833	586,159
3.000%, due 05/15/43	942,424	1,004,519
3.000%, due 06/15/43	352,141	375,285
3.000%, due 07/15/43	103,247	110,101
3.000%, due 01/15/45	346,824	371,063
3.000%, due 02/15/45	42,551	45,583
3.000%, due 07/15/45	579,287	620,683
3.000%, due 10/15/45	915,158	981,427
3.500%, due 11/15/42	679,132	724,510
3.500%, due 03/15/45	283,082	312,493
3.500%, due 04/15/45	622,148	668,233
4.000%, due 12/15/41	1,200,253	1,302,313
4.000%, due 01/15/47	126,381	135,780
4.000%, due 02/15/47	697,880	748,732
4.000%, due 04/15/47	1,023,667	1,095,153
4.000%, due 05/15/47	118,132	126,208
4.000%, due 06/15/47	109,677	116,838
4.000%, due 07/15/47	139,974	149,091
4.000%, due 08/15/47	209,588	223,904
4.000%, due 12/15/47	50,090	53,383
4.500%, due 09/15/39	479,553	534,406
4.500%, due 06/15/40	246,732	272,697
4.500%, due 12/15/45	26,924	29,730

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations— (continued)
4.500%, due 07/15/46	8,116	8,913
4.500%, due 08/15/46	9,827	10,746
4.500%, due 09/15/46	191,173	210,995
4.500%, due 10/15/46	482,023	530,726
4.500%, due 01/15/47	630,402	690,880
5.000%, due 12/15/34	40,049	43,683
5.000%, due 04/15/38	73,539	80,872
5.000%, due 08/15/39	76,556	83,566
5.000%, due 12/15/39	5,586	6,278
5.000%, due 05/15/40	217,625	244,483
5.000%, due 09/15/40	3,356	3,656
5.000%, due 05/15/41	35,345	38,541
5.500%, due 08/15/35	20,356	22,971
5.500%, due 02/15/38	1,994	2,249
5.500%, due 04/15/38	179,439	202,465
5.500%, due 05/15/38	194,043	218,923
5.500%, due 06/15/38	95,013	107,369
5.500%, due 10/15/38	486,429	548,233
5.500%, due 11/15/38	30,119	33,988
5.500%, due 12/15/38	5,756	6,499
5.500%, due 03/15/39	31,170	33,986
5.500%, due 05/15/39	44,682	50,444
5.500%, due 09/15/39	227,624	257,030
5.500%, due 01/15/40	4,658	5,150
5.500%, due 03/15/40	281,679	316,908
6.500%, due 02/15/29	498	556
6.500%, due 01/15/36	10,137	11,109
6.500%, due 09/15/36	116,267	129,361
6.500%, due 02/15/37	10,369	12,297
6.500%, due 04/15/37	5,093	5,785
6.500%, due 01/15/38	6,069	6,983
6.500%, due 06/15/38	26,421	31,562
6.500%, due 07/15/38	5,817	6,586
6.500%, due 11/15/38	5,178	6,390
8.000%, due 02/15/23	115	121
10.500%, due 08/15/20	631	632
GNMA II
3.000%, due 09/20/47	1,702,018	1,815,405
3.000%, due 05/20/50[7]	2,500,000	2,661,233
3.500%, due 04/20/45	9,586	10,378
3.500%, due 11/20/45	603,367	655,017
3.500%, due 04/20/46	711,159	765,513
3.500%, due 05/20/46	1,371,080	1,464,376

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations— (continued)
3.500%, due 04/20/47	525,911	573,672
3.500%, due 07/20/47	4,575,520	5,048,390
3.500%, due 08/20/47	451,170	492,419
3.500%, due 09/20/47	183,255	199,265
3.500%, due 11/20/47	601,028	651,880
3.500%, due 12/20/47	122,199	133,415
3.500%, due 01/20/48	2,778,558	3,017,268
3.500%, due 02/20/48	2,308,627	2,530,775
3.500%, due 03/20/48	3,821,646	4,226,513
3.500%, due 09/20/48	2,247,226	2,393,443
3.500%, due 12/20/49	4,584,884	4,876,883
3.500%, due 01/20/50	692,893	736,956
3.500%, due 03/20/50	2,992,719	3,185,961
3.750%, due 05/20/30	507,160	543,075
4.000%, due 12/20/40	491,967	526,186
4.000%, due 07/20/41	48,428	51,649
4.000%, due 03/20/47	1,119,191	1,213,735
4.000%, due 12/20/47	66,091	74,346
4.000%, due 01/20/48	185,478	208,756
4.000%, due 03/20/48	432,834	472,390
4.000%, due 04/20/48	961,168	1,035,518
4.000%, due 05/20/48	253,538	276,972
4.000%, due 06/20/48	321,613	354,449
4.000%, due 07/20/48	114,953	127,417
4.000%, due 10/20/49	10,908,202	11,619,686
4.500%, due 10/20/44	303,996	322,241
4.500%, due 02/20/45	390,821	414,352
4.500%, due 08/20/45	210,352	231,044
4.500%, due 02/20/46	193,398	204,856
4.500%, due 04/20/48	103,138	111,436
4.500%, due 05/20/48	305,813	330,391
4.500%, due 06/20/48	782,256	844,556
4.500%, due 10/20/48	489,913	527,441
4.500%, due 01/20/49	810,883	868,786
4.500%, due 02/20/49	1,350,607	1,446,976
5.000%, due 12/20/33	174,390	195,691
5.000%, due 01/20/34	87,691	98,373
5.000%, due 02/20/38	103,135	115,722
5.000%, due 04/20/38	140,889	158,068
5.000%, due 08/20/41	17,038	19,083
5.000%, due 12/20/42	24,121	27,062
5.000%, due 08/20/43	2,085,991	2,336,817
5.000%, due 09/20/48	381,637	416,876

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations— (continued)
5.000%, due 10/20/48	426,436	468,097
5.000%, due 11/20/48	1,447,477	1,567,943
5.000%, due 12/20/48	1,086,710	1,175,520
5.500%, due 09/20/48	99,117	107,591
6.000%, due 10/20/38	4,229	5,019
6.500%, due 09/20/32	2,624	2,985
6.500%, due 11/20/38	10,591	11,252
6.500%, due 12/20/38	5,117	5,549
7.000%, due 03/20/28	36,320	36,793
9.000%, due 04/20/25	4,349	4,831
9.000%, due 12/20/26	2,269	2,363
9.000%, due 01/20/27	7,674	7,791
9.000%, due 09/20/30	965	970
9.000%, due 10/20/30	3,122	3,251
9.000%, due 11/20/30	3,972	3,993
GNMA II ARM
1 year CMT + 1.500%,
3.125%, due 11/20/21[1]	2,151	2,169
1 year CMT + 1.500%,
3.125%, due 10/20/30[1]	10,878	11,020
1 year CMT + 1.500%,
3.250%, due 09/20/21[1]	13,208	13,285
1 year CMT + 1.500%,
3.250%, due 08/20/25[1]	8,416	8,542
1 year CMT + 1.500%,
3.250%, due 09/20/25[1]	11,401	11,695
1 year CMT + 1.500%,
3.250%, due 08/20/26[1]	12,019	12,212
1 year CMT + 1.500%,
3.250%, due 09/20/26[1]	2,003	2,023
1 year CMT + 1.500%,
3.250%, due 07/20/27[1]	4,863	5,005
1 year CMT + 1.500%,
3.250%, due 08/20/27[1]	15,472	15,587
1 year CMT + 1.500%,
3.250%, due 07/20/30[1]	52,254	53,606
1 year CMT + 1.500%,
3.250%, due 08/20/30[1]	60,103	62,391
1 year CMT + 1.500%,
3.875%, due 06/20/22[1]	11,468	11,556
1 year CMT + 1.500%,
3.875%, due 04/20/24[1]	11,797	11,878
1 year CMT + 1.500%,
3.875%, due 05/20/25[1]	21,279	21,461
1 year CMT + 1.500%,
3.875%, due 06/20/25[1]	9,477	9,566

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations— (continued)
1 year CMT + 1.500%,
3.875%, due 04/20/26[1]	58,241	58,592
1 year CMT + 1.500%,
3.875%, due 06/20/26[1]	24,854	25,196
1 year CMT + 1.500%,
3.875%, due 04/20/27[1]	14,387	14,487
1 year CMT + 1.500%,
3.875%, due 04/20/30[1]	9,465	9,798
1 year CMT + 1.500%,
3.875%, due 05/20/30[1]	240,001	248,833
1 year CMT + 1.500%,
4.000%, due 01/20/23[1]	11,603	11,823
1 year CMT + 1.500%,
4.000%, due 03/20/23[1]	4,981	5,025
1 year CMT + 1.500%,
4.000%, due 01/20/24[1]	18,258	18,437
1 year CMT + 1.500%,
4.000%, due 01/20/25[1]	2,302	2,336
1 year CMT + 1.500%,
4.000%, due 02/20/25[1]	3,999	4,034
1 year CMT + 1.500%,
4.000%, due 03/20/25[1]	8,276	8,369
1 year CMT + 1.500%,
4.000%, due 03/20/26[1]	6,421	6,493
1 year CMT + 1.500%,
4.000%, due 01/20/27[1]	55,298	56,122
1 year CMT + 1.500%,
4.000%, due 02/20/27[1]	4,306	4,339
1 year CMT + 1.500%,
4.000%, due 01/20/28[1]	6,381	6,565
1 year CMT + 1.500%,
4.000%, due 02/20/28[1]	4,362	4,408
GNMA TBA
4.000%	2,500,000	2,654,734
4.500%	2,000,000	2,168,368
GNMA II TBA
2.500%	1,000,000	1,049,727
3.000%	16,850,000	17,896,678
3.500%	24,350,000	25,823,365
4.000%	5,650,000	6,011,837
4.500%	2,410,000	2,579,746
UMBS TBA
2.500%	55,750,000	57,913,650
3.000%[8]	33,300,000	35,092,430
3.500%	57,250,000	60,519,761
4.000%[8]	17,700,000	18,857,239
4.500%	3,200,000	3,450,514

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations— (concluded)
5.000%	2,100,000	2,283,217
6.000%	1,000,000	1,111,133
Total U.S. government agency obligations
(cost—$510,062,720)		520,891,671

Number of
shares
Short-term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund
(cost—$2,265,493)	2,265,493	2,265,493

Face
amount ($)
Short-term U.S. Treasury obligations—0.6%[9]
U.S. Treasury Bills
0.212%, due 06/11/20[8]
(cost—$2,180,760)	2,181,000	2,180,760

	Number of	Notional
	contracts	amount
Options purchased—0.0%†
Call options—0.0%†
U.S. Treasury Note 10 Year Futures, strike @ $190.00, expires 05/22/20	50	USD	9,500,000	50
U.S. Treasury Note 10 Year Futures, strike @ $210.00, expires 05/22/20	20	USD	4,200,000	20
Total				70

Put options—0.0%†
FNMA TBA, 2.500%, strike @ 65.00, expires 05/06/20	36,500,000	USD	2,372,500,000	1
FNMA TBA, 3.000%, strike @ 71.00, expires 06/04/20	7,500,000	USD	532,500,000	0

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of contracts	Notional amount		Value($)
Options purchased—(concluded)
Put options—(concluded)
FNMA TBA, 4.000%, strike @ 75.00, expires 05/06/20	14,000,000	USD	1,050,000,000	0
Total				1

Total options purchased (cost—$3,448)				71

Swaptions purchased—0.0%†
Put swaptions—0.0%†
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 02/26/21 (Counterparty BNP; receive fixed rate); underlying swap terminates 03/02/31	3,800,000	USD	3,800,000	11,951
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 10/26/21 (Counterparty DB; receive fixed rate); underlying swap terminates 03/02/31	6,250,000	USD	6,250,000	19,657
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 10/26/21 (Counterparty GS; receive fixed rate); underlying swap terminates 03/02/31	1,350,000	USD	1,350,000	4,246
Total swaptions purchased (cost—$77,460)				35,854
Total investments before investments sold short (cost—$645,275,293)—194.8%				655,123,922

	Face amount($)
Investments sold short—(11.1)%
U.S. government agency obligations—(11.1)%
UMBS TBA
3.000%	(18,900,000)	(19,934,556)
4.000%	(14,200,000)	(15,135,268)
5.500%	(2,000,000)	(2,194,766)
Total investments sold short (proceeds—$37,218,773)		(37,264,590)
Liabilities in excess of other assets—(83.7)%		(281,537,368)
Net assets—100.0%		$336,321,964

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount($)	Value ($)
Reverse repurchase agreements—(11.1)%
Reverse repurchase agreement dated 01/14/20 with Bank of America Securities, 1.760%, to be repurchased 02/12/20 for $(45,436,327), collateralized by Federal Home Loan Mortgage Corp. obligation, 4.000% due 08/01/44, Federal National Mortgage Association obligations, 3.000% - 4.000% due 08/01/33 - 12/01/46 and Government National Mortgage Association obligations, 3.500% - 5.000% due 08/20/43 - 07/20/49; (value—$(47,108,585)) (cost—$(37,272,000))	(37,272,000)	(37,272,000)

Options written

Notional amount		Number of contracts	Call options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	101,160,000	1,000,000	FNMA TBA, 2.500%, strike @ 101.16	05/06/20	1,875	(29,803)	(27,928)
USD	202,960,000	2,000,000	FNMA TBA, 2.500%, strike @ 101.48	05/06/20	3,125	(53,200)	(50,075)
USD	52,165,000	500,000	FNMA TBA, 2.500%, strike @ 104.33	06/04/20	1,016	(1,834)	(818)
USD	367,185,000	3,500,000	FNMA TBA, 2.500%, strike @ 104.91	06/04/20	9,844	(6,154)	3,690
USD	52,330,000	500,000	FNMA TBA, 2.500%, strike @ 104.66	06/04/20	976	(1,238)	(262)
USD	368,200,000	3,500,000	FNMA TBA, 2.500%, strike @ 105.20	06/04/20	9,844	(4,085)	5,759
USD	155,715,000	1,500,000	FNMA TBA, 2.500%, strike @ 103.81	07/07/20	7,031	(10,963)	(3,932)
Total					33,711	(107,277)	(73,566)
			Put options
USD	99,230,000	1,000,000	FNMA TBA, 2.500%, strike @ 99.23	05/06/20	2,500	—	2,500
USD	155,010,000	1,500,000	FNMA TBA, 2.500%, strike @ 103.34	05/06/20	9,375	(280)	9,095
USD	154,590,000	1,500,000	FNMA TBA, 2.500%, strike @ 103.06	05/06/20	13,124	(91)	13,033
USD	361,200,000	3,500,000	FNMA TBA, 2.500%, strike @ 103.20	06/04/20	17,500	(8,406)	9,094
USD	360,185,000	3,500,000	FNMA TBA, 2.500%, strike @ 102.91	06/04/20	17,500	(6,193)	11,307
USD	308,010,000	3,000,000	FNMA TBA, 2.500%, strike @ 102.67	07/07/20	16,524	(10,345)	6,179

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Options written—(concluded)

Put options written—(concluded)

Notional amount		Number of contracts	Put options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	154,215,000	1,500,000	FNMA TBA, 2.500%, strike @ 102.81	07/07/20	12,656	(5,720)	6,936
Total					89,179	(31,035)	58,144
Total options written					122,890	(138,312)	(15,422)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
U.S. Treasury futures sell contracts:
243	USD	U.S. Treasury Note 10 Year Futures	June 2020	(32,206,665)	(33,792,188)	(1,585,523)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	5,100	12/19/23	Quarterly	2.750	3 Month USD LIBOR	(489,051)	(539,737)
USD	1,100	12/18/26	Quarterly	2.750	3 Month USD LIBOR	(173,600)	(117,085)
USD	1,100	01/16/50	Quarterly	1.625	3 Month USD LIBOR	(246,253)	(249,139)
USD	3,600	02/03/50	Quarterly	1.625	3 Month USD LIBOR	(794,657)	(803,812)
USD	700	01/15/50	Quarterly	2.000	3 Month USD LIBOR	(229,637)	(224,701)
USD	4,100	01/22/50	Quarterly	1.750	3 Month USD LIBOR	(1,060,903)	(1,037,072)
USD	700	02/07/50	Quarterly	1.875	3 Month USD LIBOR	(203,187)	(203,312)
USD	3,500	06/17/25	Quarterly	1.250	3 Month USD LIBOR	(148,489)	(93,280)
USD	3,100	10/16/28	Semi-Annual	3 Month USD LIBOR	3.183	677,000	677,000
USD	2,000	12/18/29	Semi-Annual	3 Month USD LIBOR	1.500	176,151	235,749
USD	6,100	06/17/30	Semi-Annual	3 Month USD LIBOR	1.250	370,581	199,649
Total						(2,122,045)	(2,155,740)

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
DB	USD	987	01/12/38	Monthly	1 Month USD LIBOR	6.500	3,156	(3,273)	(117)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	48,023,413	337,042	48,360,455
Mortgage-backed securities	—	81,389,618	—	81,389,618
U.S. government agency obligations	—	520,891,671	—	520,891,671
Short-term investments	—	2,265,493	—	2,265,493
Short-term U.S. Treasury obligations	—	2,180,760	—	2,180,760
Options purchased	70	1	—	71
Swaptions purchased	—	35,854	—	35,854
Swap agreements	—	1,223,732	—	1,223,732
Total	70	656,010,542	337,042	656,347,654

Liabilities
Investments sold short	—	(37,264,590)	—	(37,264,590)
Reverse repurchase agreements	—	(37,272,000)	—	(37,272,000)
Options written	—	(138,312)	—	(138,312)
Futures contracts	(1,585,523)	—	—	(1,585,523)
Swap agreements	—	(3,349,050)	—	(3,349,050)
Total	(1,585,523)	(78,023,952)	—	(79,609,475)

At April 30, 2020, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05%.

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $64,021,935, represented 19.2% of the Fund's net assets at period end.

[3]	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

[4]	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

[5]	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

[6]	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[7]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

[8]	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

[9]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

[10]	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Asset-backed securities—4.1%
American Homes 4 Rent Trust,
Series 2014-SFR3, Class A,
3.678%, due 12/17/36[1]	456,597	473,706
B2R Mortgage Trust,
Series 2015-2, Class A,
3.336%, due 11/15/48[1]	104,614	104,623
CarMax Auto Owner Trust,
Series 2020-2, Class A3,
1.700%, due 11/15/24	400,000	401,672
Chesapeake Funding II LLC,
Series 2018-1A, Class A1,
3.040%, due 04/15/30[1]	642,929	641,324
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5,
1 mo. USD LIBOR + 0.620%,
1.287%, due 04/22/26[2]	650,000	638,884
Series 2018-A1, Class A1,
2.490%, due 01/20/23	270,000	273,295
Cloud Pass-Through Trust,
Series 2019-1A,
3.554%, due 12/05/22[1,3]	1,451,029	1,465,323
Credit Acceptance Auto Loan Trust,
Series 2019-3A, Class A,
2.380%, due 11/15/28[1]	630,000	624,993
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B,
2.500%, due 01/25/30[1]	33,205	32,838
Credit Suisse Seasoned Loan Trust,
Series 2006-1, Class A,
1 mo. USD LIBOR + 0.240%,
0.727%, due 10/25/34[1,2]	53,673	53,496
Elara HGV Timeshare Issuer LLC,
Series 2016-A, Class A,
2.730%, due 04/25/28[1]	71,110	68,419
First Franklin Mortgage Loan Trust,
Series 2004-FFH4, Class M5,
1 mo. USD LIBOR + 1.575%,
2.062%, due 01/25/35[2]	49,169	48,985
Ford Credit Floorplan Master Owner Trust A,
Series 2019-2, Class A,
3.060%, due 04/15/26	870,000	857,667
Series 2019-4, Class A,
2.440%, due 09/15/26	810,000	779,521

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Asset-backed securities—(continued)
Hyundai Auto Receivables Trust,
Series 2020-A, Class A3,
1.410%, due 11/15/24	300,000	300,000
Lehman XS Trust,
Series 2005-6, Class 1A1,
1 mo. USD LIBOR + 0.520%,
1.007%, due 11/25/35[2]	129,183	109,066
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD LIBOR + 1.050%,
1.864%, due 12/15/59[1,2]	420,000	396,767
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[1]	100,000	102,036
Nissan Master Owner Trust Receivables,
Series 2019-A, Class A,
1 mo. USD LIBOR + 0.560%,
1.374%, due 02/15/24[2]	875,000	851,963
Series 2019-B, Class A,
1 mo. USD LIBOR + 0.430%,
1.244%, due 11/15/23[2]	410,000	398,938
PFS Financing Corp.,
Series 2018-E, Class A,
1 mo. USD LIBOR + 0.450%,
1.264%, due 10/17/22[1,2]	265,000	261,951
Popular ABS Mortgage Pass-Through Trust,
Series 2006-B, Class A3,
1 mo. USD LIBOR + 0.280%,
0.767%, due 05/25/36[2]	20,712	20,601
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[1]	119,100	119,037
SMB Private Education Loan Trust,
Series 2016-A, Class A2A,
2.700%, due 05/15/31[1]	60,008	59,996
Series 2016-C, Class A2A,
2.340%, due 09/15/34[1]	363,242	361,218
Series 2017-B, Class A2A,
2.820%, due 10/15/35[1]	297,763	300,062
Series 2017-B, Class A2B,
1 mo. USD LIBOR + 0.750%,
1.564%, due 10/15/35[1,2]	172,389	167,026
Series 2018-A, Class A2B,
1 mo. USD LIBOR + 0.800%,
1.614%, due 02/15/36[1,2]	575,000	558,839

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Asset-backed securities—(concluded)
Series 2018-B, Class A2A,
3.600%, due 01/15/37[1]	658,019	664,784
Series 2018-C, Class A2B,
1 mo. USD LIBOR + 0.750%,
1.564%, due 11/15/35[1,2]	755,000	734,699
SoFi Professional Loan Program LLC,
Series 2015-C, Class A2,
2.510%, due 08/25/33[1]	174,265	173,992
Series 2016-A, Class A1,
1 mo. USD LIBOR + 1.750%,
2.237%, due 08/25/36[1,2]	44,168	43,701
Series 2016-B, Class A1,
1 mo. USD LIBOR + 1.200%,
1.687%, due 06/25/33[1,2]	34,679	34,590
Series 2018-A, Class A2A,
2.390%, due 02/25/42[1]	93,627	93,749
Series 2018-A, Class A2B,
2.950%, due 02/25/42[1]	270,000	267,496
Westlake Automobile Receivables Trust,
Series 2020-1A, Class A2,
1.440%, due 09/15/23[1]	1,370,000	1,363,201
Total asset-backed securities
(cost—$13,950,744)		13,848,458

Corporate bonds—45.5%
Advertising—0.0%†
Interpublic Group of Cos., Inc./The
3.500%, due 10/01/20	75,000	75,481
3.750%, due 10/01/21	30,000	30,853
Omnicom Group, Inc.
3.650%, due 11/01/24	15,000	15,933
		122,267
Aerospace & defense—1.7%
BAE Systems Holdings, Inc.
2.850%, due 12/15/20[1]	300,000	301,294
3.800%, due 10/07/24[1]	345,000	366,800
3.850%, due 12/15/25[1]	121,000	130,997
Boeing Co./The
3.200%, due 03/01/29	17,000	14,913
3.625%, due 03/01/48	8,000	6,027
4.508%, due 05/01/23	200,000	200,000
4.875%, due 05/01/25	200,000	200,000
5.930%, due 05/01/60	135,000	140,643
General Dynamics Corp.

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(continued)
1.875%, due 08/15/23		110,000	112,873
3.250%, due 04/01/25		95,000	103,697
3.500%, due 05/15/25		55,000	60,532
3.500%, due 04/01/27		328,000	363,759
3.750%, due 05/15/28		25,000	28,349
Howmet Aerospace, Inc.
5.125%, due 10/01/24		62,000	59,846
L3Harris Technologies, Inc.
3.832%, due 04/27/25		34,000	36,467
3.850%, due 06/15/23[1]		60,000	62,862
3.850%, due 12/15/26[1]		320,000	349,098
4.400%, due 06/15/28		212,000	239,123
4.854%, due 04/27/35		5,000	6,174
Lockheed Martin Corp.
3.550%, due 01/15/26		85,000	95,305
3.600%, due 03/01/35		116,000	137,936
4.070%, due 12/15/42		100,000	123,329
6.150%, due 09/01/36		11,000	15,698
Northrop Grumman Corp.
2.080%, due 10/15/20		130,000	130,670
2.930%, due 01/15/25		310,000	328,893
3.250%, due 01/15/28		103,000	111,940
4.400%, due 05/01/30		178,000	213,558
5.250%, due 05/01/50		75,000	106,680
Raytheon Co.
4.200%, due 12/15/44		75,000	93,586
7.000%, due 11/01/28		24,000	31,309
7.200%, due 08/15/27		54,000	73,006
Raytheon Technologies Corp.
4.150%, due 05/15/45		141,000	171,906
4.500%, due 06/01/42		55,000	70,174
5.400%, due 05/01/35		40,000	53,829
6.125%, due 07/15/38		11,000	16,291
Rockwell Collins, Inc.
2.800%, due 03/15/22		120,000	123,029
3.100%, due 11/15/21		80,000	81,768
3.200%, due 03/15/24		60,000	63,726
Rolls-Royce PLC
2.125%, due 06/18/21[4]	EUR	130,000	140,738
Spirit AeroSystems, Inc.
7.500%, due 04/15/25[1,5]		205,000	201,925

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
Thales SA
0.010%, due 05/31/22[4]	EUR	200,000	215,874
Thales SA GMTN
0.750%, due 06/07/23[4]	EUR	100,000	109,365
TransDigm, Inc.
6.250%, due 03/15/26[1]		170,000	166,387
			5,660,376
Agriculture—0.6%
Altria Group, Inc.
2.850%, due 08/09/22		2,000	2,057
4.000%, due 01/31/24		120,000	129,145
4.400%, due 02/14/26		48,000	53,224
4.800%, due 02/14/29		278,000	310,397
5.800%, due 02/14/39		268,000	319,246
BAT Capital Corp.
3.222%, due 08/15/24		10,000	10,374
3.557%, due 08/15/27		253,000	259,817
4.540%, due 08/15/47		20,000	20,782
BAT International Finance PLC
0.875%, due 10/13/23[4]	EUR	155,000	167,913
Philip Morris International, Inc.
1.125%, due 05/01/23		11,000	10,981
1.450%, due 08/01/39	EUR	100,000	97,855
2.875%, due 05/01/24		80,000	84,145
Reynolds American, Inc.
3.250%, due 06/12/20		46,000	46,049
4.000%, due 06/12/22		80,000	83,231
4.450%, due 06/12/25		42,000	45,644
4.850%, due 09/15/23		5,000	5,428
5.850%, due 08/15/45		180,000	211,061
RJ Reynolds Tobacco Co.
6.875%, due 05/01/20		170,000	170,000
			2,027,349
Airlines—0.8%
Air Canada Pass-Through Trust,
Series 2015-1, Class B,
3.875%, due 03/15/23[1]		503,566	428,163
Series 2017-1, Class AA,
3.300%, due 01/15/30[1]		51,699	44,605
Series 2017-1, Class B,
3.700%, due 01/15/26[1]		853	673

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Airlines—(continued)
American Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22	11,211	8,826
Series 2015-1, Class B,
3.700%, due 05/01/23	29,891	20,475
Series 2015-2, Class AA,
3.600%, due 09/22/27	45,391	43,538
Series 2015-2, Class B,
4.400%, due 09/22/23	158,395	109,132
Series 2016-1, Class AA,
3.575%, due 01/15/28	58,318	54,234
Series 2016-1, Class B,
5.250%, due 01/15/24	48,387	34,649
Series 2016-2, Class AA,
3.200%, due 06/15/28	46,998	43,098
Series 2016-2, Class B,
4.375%, due 06/15/24[1]	94,900	65,727
Series 2016-3, Class AA,
3.000%, due 10/15/28	109,240	97,342
Series 2016-3, Class B,
3.750%, due 10/15/25	779	524
Series 2017-1, Class AA,
3.650%, due 02/15/29	34,953	31,425
Series 2017-1, Class B,
4.950%, due 02/15/25	479,171	340,142
Series 2017-2, Class B,
3.700%, due 10/15/25	27,923	18,879
Series 2019-1, Class AA,
3.150%, due 02/15/32	118,152	103,993
Series 2019-1, Class B,
3.850%, due 02/15/28	131,419	89,911
British Airways Pass Through Trust,
Series 2019-1, Class A,
3.350%, due 06/15/29[1]	301,000	227,217
Series 2019-1, Class AA,
3.300%, due 12/15/32[1]	251,883	218,378
Delta Airlines Pass-Through Trust,
Series 2019-1, Class AA,
3.204%, due 04/25/24	120,000	109,736
Southwest Airlines Co.
2.750%, due 11/16/22	80,000	78,638
United Airlines Pass-Through Trust,

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Series 2014-1, Class B,
4.750%, due 04/11/22		152,607	136,641
Series 2014-2, Class B,
4.625%, due 09/03/22		243,968	214,801
Series 2015-1, Class AA,
3.450%, due 12/01/27		39,046	35,614
Series 2016-1, Class AA,
3.100%, due 07/07/28		5,209	4,507
Series 2016-1, Class B,
3.650%, due 01/07/26		16,574	11,935
Series 2016-2, Class AA,
2.875%, due 10/07/28		65,088	55,312
Series 2016-2, Class B,
3.650%, due 10/07/25		8,645	6,048
Series 2018-1, Class AA,
3.500%, due 03/01/30		18,661	16,397
Series 2018-1, Class B,
4.600%, due 03/01/26		60,981	44,164
Series 2019-1, Class AA,
4.150%, due 08/25/31		66,662	59,175
Series 2019-2, Class AA,
2.700%, due 05/01/32		50,000	43,937
Series 2019-2, Class B,
3.500%, due 05/01/28		82,000	54,938
US Airways Pass-Through Trust,
Series 2012-2, Class B,
6.750%, due 06/03/21		3,371	3,023
Series 2013-1, Class B,
5.375%, due 11/15/21		12,208	10,646
			2,866,443
Apparel—0.4%
Hanesbrands, Inc.
4.875%, due 05/15/26[1,5]		250,000	251,600
LVMH Moet Hennessy Louis Vuitton SE
0.010%, due 02/11/24[4]	EUR	200,000	217,131
0.010%, due 02/11/26[4]	EUR	300,000	324,123
0.375%, due 05/26/22[4]	EUR	110,000	120,875
NIKE, Inc.
2.400%, due 03/27/25[5]		72,000	75,823

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Apparel—(concluded)
2.750%, due 03/27/27[5]		214,000	231,096
			1,220,648
Auto manufacturers—1.6%
American Honda Finance Corp.
1.375%, due 11/10/22	EUR	120,000	132,150
American Honda Finance Corp. GMTN
2.300%, due 09/09/26[5]		3,000	2,941
American Honda Finance Corp. MTN
2.400%, due 06/27/24		35,000	35,085
BMW Finance N.V.
0.010%, due 04/14/23[4]	EUR	290,000	310,004
Daimler International Finance BV
0.250%, due 08/09/21[4]	EUR	165,000	178,628
0.250%, due 11/06/23[4]	EUR	60,000	63,586
Ford Motor Credit Co. LLC
5.085%, due 01/07/21		460,000	449,650
General Motors Financial Co., Inc.
3.150%, due 06/30/22		120,000	114,337
3.200%, due 07/13/20		569,000	567,942
3.500%, due 11/07/24		5,000	4,611
3.550%, due 04/09/21		40,000	39,389
4.000%, due 01/15/25[5]		38,000	35,585
4.200%, due 03/01/21		18,000	17,877
4.350%, due 01/17/27		242,000	220,062
4.375%, due 09/25/21		145,000	142,851
5.250%, due 03/01/26		8,000	7,678
Hyundai Capital America
2.375%, due 02/10/23[1]		365,000	351,511
3.000%, due 10/30/20[1]		285,000	285,048
3.950%, due 02/01/22[1]		290,000	291,817
Hyundai Capital Services, Inc.
3.000%, due 08/29/22[1]		200,000	197,688
3.750%, due 03/05/23[1,5]		350,000	347,312
Toyota Motor Corp.
2.157%, due 07/02/22		20,000	20,302
Toyota Motor Credit Corp.
0.010%, due 07/21/21[4]	EUR	155,000	168,493
Toyota Motor Credit Corp. GMTN
3.450%, due 09/20/23		40,000	42,606
Toyota Motor Credit Corp. MTN
3.000%, due 04/01/25[5]		23,000	24,509

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
3.200%, due 01/11/27		72,000	77,330
Toyota Motor Finance Netherlands BV
0.250%, due 01/10/22[4]	EUR	105,000	114,270
Volkswagen Financial Services AG
0.750%, due 10/14/21[4]	EUR	120,000	130,136
Volkswagen Group of America Finance LLC
2.400%, due 05/22/20[1]		270,000	270,159
2.700%, due 09/26/22[1]		200,000	200,767
Volkswagen International Finance N.V.
4.000%, due 08/12/20[1]		235,000	235,791
Volvo Treasury AB
3 mo. Euribor + 0.650%,
0.177%, due 09/13/21[2,4]	EUR	200,000	217,868
			5,297,983
Auto parts & equipment—0.0%†
Aptiv PLC
5.400%, due 03/15/49		15,000	13,408
Lear Corp.
5.250%, due 05/15/49		15,000	13,473
			26,881
Banks—9.7%
ABN AMRO Bank N.V.
3.400%, due 08/27/21[1]		250,000	256,725
Australia & New Zealand Banking Group Ltd. MTN
2.250%, due 11/09/20		345,000	347,472
Banco Santander SA
3.306%, due 06/27/29		400,000	416,599
Bank of America Corp.
(fixed, converts to FRN on 04/24/22),
2.881%, due 04/24/23[2]		195,000	199,250
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23[2]		440,000	455,481
(fixed, converts to FRN on 01/23/25),
3.366%, due 01/23/26[2]		101,000	107,726
(fixed, converts to FRN on 12/20/27),
3.419%, due 12/20/28[2]		187,000	200,330
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24[2]		262,000	275,534
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28[2]		411,000	448,467
3.950%, due 04/21/25		4,000	4,305
4.100%, due 07/24/23		10,000	10,818

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Banks—(continued)
4.750%, due 04/21/45	2,000	2,470
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[2,6]	90,000	91,815
Bank of America Corp. GMTN
(fixed, converts to FRN on 07/21/20),
2.369%, due 07/21/21[2]	1,359,000	1,360,093
(fixed, converts to FRN on 07/21/22),
2.816%, due 07/21/23[2]	30,000	30,817
3.300%, due 01/11/23	140,000	146,764
(fixed, converts to FRN on 07/21/27),
3.593%, due 07/21/28[2]	137,000	147,565
Bank of America Corp. MTN
(fixed, converts to FRN on 01/20/22),
3.124%, due 01/20/23[2]	5,000	5,131
(fixed, converts to FRN on 03/15/24),
3.458%, due 03/15/25[2]	781,000	824,914
(fixed, converts to FRN on 05/17/21),
3.499%, due 05/17/22[2]	196,000	199,699
(fixed, converts to FRN on 04/23/26),
3.559%, due 04/23/27[2]	176,000	189,347
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	502,000	548,364
(fixed, converts to FRN on 07/23/23),
3.864%, due 07/23/24[2]	100,000	106,687
(fixed, converts to FRN on 03/05/28),
3.970%, due 03/05/29[2]	228,000	253,240
4.000%, due 04/01/24	22,000	23,877
4.125%, due 01/22/24	15,000	16,279
4.200%, due 08/26/24	140,000	151,390
4.250%, due 10/22/26	57,000	62,426
4.450%, due 03/03/26	208,000	229,381
Bank of New York Mellon Corp./The
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[2,6]	115,000	112,125
Bank of New York Mellon Corp./The MTN
2.800%, due 05/04/26	5,000	5,302
3.300%, due 08/23/29	16,000	17,311
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	160,000	174,030
Bank of Nova Scotia/The
2.350%, due 10/21/20	10,000	10,082
2.450%, due 03/22/21	69,000	69,954
2.500%, due 01/08/21	34,000	34,398

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Banks—(continued)
2.700%, due 03/07/22		4,000	4,117
2.800%, due 07/21/21		29,000	29,539
3.125%, due 04/20/21		50,000	51,065
Banque Federative du Credit Mutuel SA
0.125%, due 08/30/21[4]	EUR	200,000	218,198
0.750%, due 06/15/23[4]	EUR	100,000	110,849
Barclays Bank PLC
5.140%, due 10/14/20		240,000	242,911
Barclays PLC
3.250%, due 01/12/21		405,000	407,912
(fixed, converts to FRN on 05/16/23),
4.338%, due 05/16/24[2]		285,000	299,563
BNP Paribas SA
1.125%, due 01/15/23[4]	EUR	250,000	279,817
3.500%, due 03/01/23[1]		230,000	237,706
(fixed, converts to FRN on 01/10/24),
4.705%, due 01/10/25[1,2]		500,000	540,321
5.000%, due 01/15/21		20,000	20,559
BPCE SA
0.250%, due 01/15/26[4]	EUR	100,000	107,650
2.700%, due 10/01/29[1,5]		313,000	324,597
Citibank N.A.
(fixed, converts to FRN on 02/19/21),
3.165%, due 02/19/22[2]		250,000	253,055
Citigroup, Inc.
2.650%, due 10/26/20		65,000	65,454
2.700%, due 03/30/21		46,000	46,628
2.750%, due 04/25/22		70,000	71,673
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23[2]		14,000	14,338
(fixed, converts to FRN on 01/24/22),
3.142%, due 01/24/23[2]		137,000	140,312
3.200%, due 10/21/26		28,000	29,507
(fixed, converts to FRN on 10/27/27),
3.520%, due 10/27/28[2]		181,000	192,038
(fixed, converts to FRN on 07/24/27),
3.668%, due 07/24/28[2]		172,000	183,822
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28[2]		142,000	153,049
(fixed, converts to FRN on 06/01/23),
4.044%, due 06/01/24[2]		54,000	57,642
4.400%, due 06/10/25		100,000	108,546
4.450%, due 09/29/27		47,000	51,492

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Citizens Bank N.A./Providence RI
2.200%, due 05/26/20		250,000	250,107
Citizens Financial Group, Inc.
2.375%, due 07/28/21		15,000	15,098
Commonwealth Bank of Australia
3.450%, due 03/16/23[1]		80,000	84,698
Cooperatieve Rabobank UA
3.875%, due 02/08/22		225,000	234,362
Cooperatieve Rabobank UA GMTN
2.500%, due 01/19/21		250,000	252,822
Credit Agricole SA
0.750%, due 12/01/22[4]	EUR	200,000	221,661
Danske Bank A/S
5.000%, due 01/12/22[1]		250,000	258,450
5.375%, due 01/12/24[1]		360,000	388,693
Deutsche Bank AG
2.700%, due 07/13/20		177,000	176,809
4.100%, due 01/13/26		45,000	43,718
Discover Bank
3.100%, due 06/04/20		250,000	250,043
Goldman Sachs Group, Inc./The
3 mo. Euribor + 0.550%,
0.307%, due 04/21/23[2,4]	EUR	230,000	244,666
3 mo. USD LIBOR + 0.780%,
1.540%, due 10/31/22[2]		65,000	64,012
2.750%, due 09/15/20		305,000	306,214
3 mo. USD LIBOR + 1.170%,
2.862%, due 05/15/26[2]		155,000	149,307
2.875%, due 02/25/21		100,000	101,059
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22[2]		425,000	431,643
3.000%, due 04/26/22		45,000	45,584
(fixed, converts to FRN on 09/29/24),
3.272%, due 09/29/25[2]		10,000	10,466
3.500%, due 01/23/25		120,000	126,946
3.500%, due 11/16/26		110,000	116,742
3.625%, due 02/20/24		20,000	21,175
(fixed, converts to FRN on 06/05/27),
3.691%, due 06/05/28[2]		318,000	339,014
3.750%, due 05/22/25		145,000	154,813
(fixed, converts to FRN on 04/23/28),
3.814%, due 04/23/29[2]		31,000	33,458
3.850%, due 01/26/27		178,000	192,017

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Banks—(continued)
4.250%, due 10/21/25		10,000	10,723
5.750%, due 01/24/22		145,000	155,185
HSBC USA, Inc.
5.000%, due 09/27/20		100,000	101,469
ING Bank N.V.
(fixed, converts to FRN on 02/25/21),
3.625%, due 02/25/26[2,4]	EUR	200,000	222,111
5.000%, due 06/09/21[1]		200,000	208,384
ING Bank N.V. GMTN
0.010%, due 04/08/22[4]	EUR	200,000	216,832
JPMorgan Chase & Co.
3 mo. USD LIBOR + 1.230%,
2.250%, due 10/24/23[2]		135,000	134,831
(fixed, converts to FRN on 10/15/24),
2.301%, due 10/15/25[2]		57,000	58,182
2.550%, due 03/01/21		18,000	18,216
2.625%, due 04/23/21[4]	EUR	100,000	112,005
2.700%, due 05/18/23		135,000	139,866
(fixed, converts to FRN on 10/15/29),
2.739%, due 10/15/30[2]		706,000	727,868
(fixed, converts to FRN on 04/25/22),
2.776%, due 04/25/23[2]		90,000	92,154
2.972%, due 01/15/23		141,000	145,084
3.125%, due 01/23/25		27,000	28,618
3.200%, due 01/25/23		460,000	481,715
3.200%, due 06/15/26		9,000	9,587
(fixed, converts to FRN on 04/01/22),
3.207%, due 04/01/23[2]		385,000	397,146
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[2]		135,000	146,143
(fixed, converts to FRN on 06/18/21),
3.514%, due 06/18/22[2]		50,000	51,175
(fixed, converts to FRN on 05/01/27),
3.540%, due 05/01/28[2]		159,000	171,187
(fixed, converts to FRN on 04/23/23),
3.559%, due 04/23/24[2]		70,000	74,069
3.625%, due 05/13/24		10,000	10,770
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[2]		1,080,000	1,177,422
3.875%, due 02/01/24		20,000	21,716
3.900%, due 07/15/25		340,000	373,757
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29[2]		188,000	209,300

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 12/05/23),
4.023%, due 12/05/24[2]		325,000	351,234
4.250%, due 10/15/20		33,000	33,477
4.250%, due 10/01/27		42,000	47,136
JPMorgan Chase & Co. MTN
2.295%, due 08/15/21		97,000	97,311
KBC Group N.V.
1.125%, due 01/25/24[4]	EUR	100,000	111,238
KeyBank NA/Cleveland OH
3.375%, due 03/07/23		250,000	263,341
KeyCorp MTN
2.550%, due 10/01/29		4,000	3,872
2.900%, due 09/15/20		100,000	100,573
4.100%, due 04/30/28		3,000	3,268
4.150%, due 10/29/25		38,000	41,892
Lloyds Banking Group PLC
(fixed, converts to FRN on 11/07/22),
2.907%, due 11/07/23[2]		200,000	203,182
Mitsubishi UFJ Financial Group, Inc.
3.195%, due 07/18/29		600,000	637,144
Mitsubishi UFJ Trust & Banking Corp.
2.650%, due 10/19/20[1]		920,000	925,806
Mizuho Financial Group, Inc.
0.523%, due 06/10/24[4]	EUR	100,000	107,069
(fixed, converts to FRN on 09/13/24),
2.555%, due 09/13/25[2]		200,000	202,836
(fixed, converts to FRN on 07/16/24),
2.839%, due 07/16/25[2]		280,000	286,731
(fixed, converts to FRN on 09/11/23),
3.922%, due 09/11/24[2]		200,000	212,846
Morgan Stanley
2.800%, due 06/16/20		1,004,000	1,005,827
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28[2]		74,000	80,039
3.625%, due 01/20/27		174,000	189,306
3.875%, due 04/29/24		9,000	9,703
Morgan Stanley GMTN
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31[2]		121,000	123,850
3.700%, due 10/23/24		258,000	278,279
3.750%, due 02/25/23		127,000	134,198
(fixed, converts to FRN on 01/24/28),
3.772%, due 01/24/29[2]		289,000	316,998

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Morgan Stanley MTN
2.625%, due 11/17/21		727,000	738,879
3.125%, due 07/27/26		319,000	338,210
National Australia Bank Ltd. MTN
2.125%, due 05/22/20		250,000	250,162
Northern Trust Corp.
3.150%, due 05/03/29[5]		13,000	14,305
Royal Bank of Canada GMTN
2.500%, due 01/19/21		132,000	133,544
2.550%, due 07/16/24		10,000	10,329
3.700%, due 10/05/23		111,000	118,903
Santander UK Group Holdings PLC
2.875%, due 10/16/20		21,000	21,121
3.125%, due 01/08/21		178,000	179,652
Societe Generale SA
0.010%, due 05/27/22[4]	EUR	400,000	434,284
State Street Corp.
(fixed, converts to FRN on 09/15/20),
5.250%, due 09/15/20[2,6]		132,000	125,149
(fixed, converts to FRN on 12/15/23),
5.625%, due 12/15/23[2,6]		125,000	121,875
Sumitomo Mitsui Financial Group, Inc.
2.058%, due 07/14/21		112,000	112,676
2.442%, due 10/19/21		21,000	21,292
2.784%, due 07/12/22		105,000	107,346
2.934%, due 03/09/21		10,000	10,159
3.040%, due 07/16/29		200,000	209,287
3.446%, due 01/11/27		24,000	25,625
Synovus Financial Corp.
3.125%, due 11/01/22		78,000	77,610
Toronto-Dominion Bank/The
0.375%, due 04/25/24[4]	EUR	200,000	216,740
Truist Bank
2.800%, due 05/17/22		60,000	61,794
3.200%, due 04/01/24		2,000	2,108
(fixed, converts to FRN on 10/26/20),
3.525%, due 10/26/21[2]		192,000	194,040
US Bancorp
3.150%, due 04/27/27		1,000	1,090
US Bancorp MTN
3.100%, due 04/27/26		40,000	42,464
Wells Fargo & Co.
1.125%, due 10/29/21[4]	EUR	155,000	171,109

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Banks—(concluded)
2.500%, due 03/04/21[5]		30,000	30,324
3.000%, due 04/22/26		423,000	443,162
3.069%, due 01/24/23		64,000	65,524
5.375%, due 11/02/43		5,000	6,306
Wells Fargo & Co. MTN
(fixed, converts to FRN on 10/30/24),
2.406%, due 10/30/25[2]		3,000	3,046
2.625%, due 07/22/22		98,000	100,356
3.000%, due 02/19/25		55,000	57,715
3.550%, due 09/29/25		53,000	57,265
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28[2]		159,000	170,665
3.750%, due 01/24/24		434,000	461,792
			32,690,684

Beverages—1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36		685,000	761,431
4.900%, due 02/01/46		80,000	91,701
Anheuser-Busch InBev Finance, Inc.
3.650%, due 02/01/26		57,000	61,637
4.700%, due 02/01/36		10,000	11,040
4.900%, due 02/01/46		2,000	2,277
Anheuser-Busch InBev Worldwide, Inc.
3.500%, due 06/01/30[5]		512,000	546,103
3.750%, due 07/15/42		95,000	96,873
4.750%, due 01/23/29		14,000	16,146
Coca-Cola Co./The
0.750%, due 03/09/23	EUR	235,000	262,592
1.125%, due 09/22/22	EUR	280,000	314,839
1.650%, due 06/01/30		34,000	33,703
2.200%, due 05/25/22		4,000	4,127
2.250%, due 09/01/26		30,000	31,837
3.375%, due 03/25/27		230,000	258,406
3.450%, due 03/25/30		112,000	129,148
4.200%, due 03/25/50		25,000	31,871
Keurig Dr Pepper, Inc.
3.551%, due 05/25/21		5,000	5,102
4.057%, due 05/25/23		145,000	155,140
Molson Coors Beverage Co.
2.100%, due 07/15/21		120,000	119,610
PepsiCo, Inc.
2.850%, due 02/24/26		75,000	81,893

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Beverages—(concluded)
3.000%, due 10/15/27		18,000	19,755
Pernod Ricard SA
0.000%, due 10/24/23[4]	EUR	100,000	107,930
1.125%, due 04/07/25[4]	EUR	100,000	112,181
Suntory Holdings Ltd.
2.250%, due 10/16/24[1]		380,000	375,042
			3,630,384
Biotechnology—0.3%
Amgen, Inc.
2.200%, due 05/11/20		100,000	100,025
2.200%, due 02/21/27		20,000	20,520
2.450%, due 02/21/30		75,000	77,176
3.150%, due 02/21/40		95,000	99,838
3.625%, due 05/22/24		60,000	65,378
4.400%, due 05/01/45		99,000	121,079
4.663%, due 06/15/51		17,000	22,195
4.950%, due 10/01/41		70,000	90,282
5.150%, due 11/15/41		14,000	18,750
Biogen, Inc.
2.250%, due 05/01/30		70,000	69,596
Gilead Sciences, Inc.
2.950%, due 03/01/27		3,000	3,263
3.250%, due 09/01/22		6,000	6,402
3.650%, due 03/01/26		55,000	61,721
4.500%, due 02/01/45		54,000	69,637
4.750%, due 03/01/46		15,000	20,222
4.800%, due 04/01/44		69,000	91,040
			937,124
Building materials—0.1%
Carrier Global Corp.
2.242%, due 02/15/25[1]		490,000	487,515
Owens Corning
4.300%, due 07/15/47		6,000	5,751
			493,266
Chemicals—0.4%
Air Liquide Finance SA
0.375%, due 04/18/22[4]	EUR	100,000	109,866
Dow Chemical Co./The
1.875%, due 03/15/40	EUR	200,000	195,964
4.550%, due 11/30/25		88,000	95,901

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
DuPont de Nemours, Inc.
4.493%, due 11/15/25[5]	110,000	121,072
5.319%, due 11/15/38	3,000	3,636
Eastman Chemical Co.
3.500%, due 12/01/21	33,000	33,792
3.800%, due 03/15/25	82,000	85,791
Ecolab, Inc.
2.375%, due 08/10/22	90,000	93,364
3.250%, due 01/14/23	20,000	20,909
4.350%, due 12/08/21	50,000	52,907
4.800%, due 03/24/30	82,000	100,678
LYB International Finance III LLC
4.200%, due 10/15/49[5]	60,000	61,061
RPM International, Inc.
3.750%, due 03/15/27	25,000	25,652
Sherwin-Williams Co./The
3.800%, due 08/15/49	20,000	21,807
4.000%, due 12/15/42	5,000	5,333
4.200%, due 01/15/22	360,000	373,236
		1,400,969
Commercial banks—2.2%
Bank of America Corp. MTN
(fixed, converts to FRN on 02/13/25),
2.015%, due 02/13/26[2]	167,000	167,596
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31[2]	912,000	921,919
(fixed, converts to FRN on 07/23/29),
3.194%, due 07/23/30[2]	893,000	951,376
4.000%, due 01/22/25	61,000	65,876
Bank of New York Mellon Corp./The MTN
1.600%, due 04/24/25	296,000	300,355
Citigroup, Inc.
(fixed, converts to FRN on 04/24/24),
3.352%, due 04/24/25[2]	15,000	15,746
(fixed, converts to FRN on 03/31/30),
4.412%, due 03/31/31[2]	246,000	282,522
Credit Suisse AG
2.950%, due 04/09/25	250,000	263,028
Goldman Sachs Group, Inc./The
2.600%, due 02/07/30	64,000	63,137
3.200%, due 02/23/23[5]	15,000	15,559
HSBC Holdings PLC

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Commercial banks—(concluded)
(fixed, converts to FRN on 05/22/29),
3.973%, due 05/22/30[2]		200,000	218,664
(fixed, converts to FRN on 06/19/28),
4.583%, due 06/19/29[2]		200,000	225,859
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/22/25),
2.083%, due 04/22/26[2]		600,000	608,085
(fixed, converts to FRN on 04/22/50),
3.109%, due 04/22/51[2]		475,000	489,826
Kreditanstalt fuer Wiederaufbau
1.750%, due 09/14/29		95,000	102,220
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 05/25/25),
2.226%, due 05/25/26[2]		455,000	454,822
Morgan Stanley GMTN
(fixed, converts to FRN on 01/23/29),
4.431%, due 01/23/30[2]		723,000	831,748
Morgan Stanley MTN
(fixed, converts to FRN on 07/22/24),
2.720%, due 07/22/25[2]		260,000	267,725
(fixed, converts to FRN on 04/01/30),
3.622%, due 04/01/31[2]		506,000	556,211
Royal Bank of Canada GMTN
3 mo. USD LIBOR + 0.470%,
1.311%, due 04/29/22[2]		20,000	19,733
Wells Fargo & Co.
(fixed, converts to FRN on 05/04/24),
1.338%, due 05/04/25[2,4,7]	EUR	100,000	110,211
(fixed, converts to FRN on 04/30/40),
3.068%, due 04/30/41[2]		365,000	359,390
			7,291,608
Commercial services—0.4%
APRR SA
0.010%, due 01/20/23[4]	EUR	100,000	108,197
Duke University
4.077%, due 10/01/48		91,000	116,598
Equifax, Inc.
2.300%, due 06/01/21		20,000	20,083
Global Payments, Inc.
3.750%, due 06/01/23		50,000	52,669
IHS Markit Ltd.
4.000%, due 03/01/26[1]		20,000	21,200
Moody’s Corp.

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
3.750%, due 03/24/25		525,000	566,672
4.250%, due 02/01/29		55,000	63,265
RELX Capital, Inc.
3.500%, due 03/16/23		505,000	525,403
4.000%, due 03/18/29		20,000	21,811
			1,495,898
Computers—0.8%
Apple, Inc.
1.000%, due 11/10/22	EUR	165,000	185,778
3.850%, due 05/04/43		165,000	198,400
4.450%, due 05/06/44		181,000	237,587
Dell International LLC/EMC Corp.
5.850%, due 07/15/25[1]		135,000	147,178
8.100%, due 07/15/36[1]		75,000	91,873
8.350%, due 07/15/46[1]		5,000	6,234
DXC Technology Co.
4.000%, due 04/15/23		25,000	25,005
Hewlett Packard Enterprise Co.
4.400%, due 10/15/22[8]		150,000	157,354
4.650%, due 10/01/24[5]		135,000	143,635
International Business Machines Corp.
0.500%, due 09/07/21	EUR	300,000	329,320
1.200%, due 02/11/40	EUR	100,000	109,515
2.500%, due 01/27/22[5]		160,000	164,786
2.850%, due 05/13/22		110,000	114,442
2.850%, due 05/15/40[7]		215,000	213,635
3.000%, due 05/15/24		275,000	294,421
3.300%, due 05/15/26		182,000	200,799
4.150%, due 05/15/39		100,000	118,545
Seagate HDD Cayman
4.750%, due 01/01/25[5]		30,000	30,910
5.750%, due 12/01/34		10,000	10,152
			2,779,569
Cosmetics & personal Care—0.0%†
Unilever N.V.
1.250%, due 03/25/25[4]	EUR	100,000	116,134

Diversified financial services—1.1%
Air Lease Corp.
3.875%, due 07/03/23		15,000	13,971
American Express Co.

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Diversified financial services—(continued)
2.200%, due 10/30/20		20,000	20,084
2.500%, due 08/01/22		95,000	97,026
2.500%, due 07/30/24		345,000	354,361
2.750%, due 05/20/22		105,000	107,603
3.000%, due 02/22/21		11,000	11,121
3.000%, due 10/30/24		10,000	10,500
3.375%, due 05/17/21		21,000	21,384
3.400%, due 02/27/23		70,000	73,190
3.400%, due 02/22/24[5]		90,000	95,329
3.700%, due 11/05/21		5,000	5,162
3.700%, due 08/03/23		215,000	228,038
American Express Credit Corp.
2.600%, due 09/14/20		75,000	75,337
American Express Credit Corp. MTN
2.250%, due 05/05/21		104,000	105,085
Capital One Financial Corp.
2.500%, due 05/12/20		270,000	270,063
Charles Schwab Corp./The
3.200%, due 01/25/28[5]		25,000	26,639
3.250%, due 05/22/29		79,000	84,771
(fixed, converts to FRN on 03/01/22),
4.625%, due 03/01/22[2,6]		190,000	184,203
Discover Financial Services
3.950%, due 11/06/24		50,000	51,187
E*TRADE Financial Corp.
3.800%, due 08/24/27		10,000	10,785
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35		328,000	341,163
Intercontinental Exchange, Inc.
3.750%, due 09/21/28		15,000	17,310
4.250%, due 09/21/48		25,000	32,279
Mastercard, Inc.
1.100%, due 12/01/22	EUR	265,000	295,729
3.300%, due 03/26/27[5]		73,000	81,322
3.350%, due 03/26/30		105,000	119,367
3.850%, due 03/26/50		11,000	13,755
Nuveen LLC
4.000%, due 11/01/28[1,5]		10,000	11,538
ORIX Corp.
2.900%, due 07/18/22		482,000	490,045
4.050%, due 01/16/24		46,000	49,036
Synchrony Financial

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
4.250%, due 08/15/24	20,000	19,542
4.375%, due 03/19/24	60,000	59,117
Visa, Inc.
1.900%, due 04/15/27	290,000	299,879
2.700%, due 04/15/40[5]	145,000	151,479
		3,827,400
Electric—3.4%
AEP Texas, Inc.
2.400%, due 10/01/22	90,000	92,071
3.450%, due 01/15/50	153,000	167,936
AEP Transmission Co. LLC
3.150%, due 09/15/49	95,000	104,287
3.650%, due 04/01/50	15,000	17,881
3.750%, due 12/01/47	97,000	114,744
4.250%, due 09/15/48	62,000	78,361
Alabama Power Co.
3.450%, due 10/01/49	55,000	62,604
3.850%, due 12/01/42	55,000	62,718
4.150%, due 08/15/44	124,000	149,305
4.300%, due 07/15/48	31,000	38,778
5.200%, due 06/01/41	35,000	45,137
Ameren Illinois Co.
3.250%, due 03/15/50	110,000	122,911
3.800%, due 05/15/28	50,000	56,871
Baltimore Gas & Electric Co.
3.200%, due 09/15/49[5]	10,000	10,887
3.500%, due 08/15/46	10,000	11,284
3.750%, due 08/15/47	236,000	275,981
CenterPoint Energy Houston Electric LLC
3.550%, due 08/01/42	60,000	68,438
CMS Energy Corp.
3.000%, due 05/15/26	22,000	23,184
Commonwealth Edison Co.
4.600%, due 08/15/43	15,000	19,302
Consumers Energy Co.
3.100%, due 08/15/50	40,000	45,252
3.500%, due 08/01/51	225,000	272,265
3.750%, due 02/15/50	98,000	123,406
3.800%, due 11/15/28	47,000	54,633
Dayton Power & Light Co./The
3.950%, due 06/15/49	112,000	120,251

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Electric—(continued)
Dominion Energy, Inc.
2.579%, due 07/01/20[8]		60,000	60,018
DTE Electric Co.
3.950%, due 03/01/49		160,000	197,935
Duke Energy Carolinas LLC
2.950%, due 12/01/26		5,000	5,464
3.200%, due 08/15/49		35,000	39,290
3.700%, due 12/01/47		105,000	126,102
3.875%, due 03/15/46		40,000	48,279
3.950%, due 03/15/48		33,000	40,855
Duke Energy Florida LLC
2.500%, due 12/01/29		350,000	374,311
3.400%, due 10/01/46		102,000	114,647
3.800%, due 07/15/28		200,000	228,662
4.200%, due 07/15/48		38,000	48,456
Duke Energy Ohio, Inc.
3.650%, due 02/01/29[5]		110,000	126,207
3.700%, due 06/15/46		85,000	99,209
Duke Energy Progress LLC
3.000%, due 09/15/21		50,000	51,095
3.700%, due 09/01/28		15,000	17,257
4.100%, due 05/15/42		166,000	201,589
4.100%, due 03/15/43		50,000	59,750
4.150%, due 12/01/44		45,000	54,772
4.200%, due 08/15/45		75,000	92,856
E.ON SE
0.010%, due 10/24/22[4]	EUR	220,000	239,235
Edison International
3.125%, due 11/15/22		24,000	24,538
3.550%, due 11/15/24		124,000	127,621
Enel Finance International N.V.
0.010%, due 06/17/24[4]	EUR	100,000	106,704
Engie SA
0.375%, due 02/28/23[4]	EUR	200,000	219,501
1.375%, due 03/27/25[4]	EUR	200,000	229,227
Entergy Corp.
4.000%, due 07/15/22		30,000	31,715
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24		9,000	10,567
Entergy Louisiana LLC
2.400%, due 10/01/26		1,000	1,029
2.900%, due 03/15/51		2,000	2,111

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Electric—(continued)
4.000%, due 03/15/33		132,000	157,751
4.200%, due 09/01/48		99,000	126,919
5.400%, due 11/01/24		35,000	40,202
Entergy Texas, Inc.
2.550%, due 06/01/21		45,000	45,257
4.000%, due 03/30/29		20,000	22,769
ESB Finance DAC
3.494%, due 01/12/24[4]	EUR	100,000	121,460
Eversource Energy
2.900%, due 10/01/24		93,000	97,207
Exelon Corp.
2.450%, due 04/15/21		5,000	5,038
2.850%, due 06/15/20		70,000	70,039
5.625%, due 06/15/35		60,000	78,318
FirstEnergy Corp.
2.050%, due 03/01/25		29,000	29,037
2.650%, due 03/01/30[5]		49,000	49,667
Series C,
3.400%, due 03/01/50		72,000	75,426
FirstEnergy Transmission LLC
4.350%, due 01/15/25[1]		59,000	65,228
4.550%, due 04/01/49[1]		125,000	147,725
5.450%, due 07/15/44[1]		60,000	75,611
Florida Power & Light Co.
3 mo. USD LIBOR + 0.400%,
0.901%, due 05/06/22[2]		790,000	782,977
2.850%, due 04/01/25		60,000	64,987
3.125%, due 12/01/25		85,000	92,961
3.250%, due 06/01/24		6,000	6,435
3.700%, due 12/01/47		38,000	46,770
3.800%, due 12/15/42		30,000	36,351
3.950%, due 03/01/48		108,000	136,819
4.050%, due 06/01/42		81,000	100,441
5.250%, due 02/01/41		5,000	6,824
5.650%, due 02/01/37		7,000	9,954
5.690%, due 03/01/40		14,000	20,508
innogy Finance BV
0.750%, due 11/30/22[4]	EUR	45,000	49,720
ITC Holdings Corp.
2.700%, due 11/15/22		80,000	81,932
Mid-Atlantic Interstate Transmission LLC
4.100%, due 05/15/28[1]		44,000	48,648
MidAmerican Energy Co.

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Electric—(continued)
3.100%, due 05/01/27		105,000	113,467
3.150%, due 04/15/50		70,000	79,046
3.650%, due 04/15/29		204,000	236,731
3.650%, due 08/01/48		34,000	40,635
National Grid Electricity Transmission PLC
0.190%, due 01/20/25[4]	EUR	100,000	107,461
Northern States Power Co.
2.900%, due 03/01/50		30,000	32,766
3.400%, due 08/15/42		155,000	177,217
3.600%, due 09/15/47		5,000	5,911
NRG Energy, Inc.
3.750%, due 06/15/24[1]		15,000	15,325
4.450%, due 06/15/29[1]		45,000	46,135
NSTAR Electric Co.
3.200%, due 05/15/27		55,000	60,415
Ohio Power Co.
4.000%, due 06/01/49		35,000	43,370
4.150%, due 04/01/48		40,000	48,860
6.600%, due 02/15/33		60,000	82,630
Series P,
2.600%, due 04/01/30		14,000	14,850
Oncor Electric Delivery Co. LLC
3.100%, due 09/15/49		45,000	50,588
3.700%, due 11/15/28		265,000	308,687
3.800%, due 09/30/47		28,000	34,835
5.750%, due 03/15/29		40,000	52,551
PacifiCorp
6.000%, due 01/15/39		26,000	37,400
PECO Energy Co.
3.900%, due 03/01/48		30,000	37,026
Public Service Electric & Gas Co. MTN
3.200%, due 05/15/29		2,000	2,239
3.650%, due 09/01/28		100,000	114,206
3.850%, due 05/01/49		30,000	37,320
RTE Reseau de Transport d'Electricite SADIR
4.125%, due 02/03/21	EUR	100,000	112,738
Sempra Energy
3 mo. USD LIBOR + 0.500%,
1.719%, due 01/15/21[2]		145,000	143,514
Southern California Edison Co.
2.250%, due 06/01/30		207,000	201,536
Series A,
2.900%, due 03/01/21		50,000	50,459

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Series E,
3.700%, due 08/01/25		471,000	512,415
Southern Power Co.
2.375%, due 06/01/20		190,000	190,173
Tampa Electric Co.
2.600%, due 09/15/22		40,000	40,508
Virginia Electric & Power Co.
2.750%, due 03/15/23		230,000	239,753
2.875%, due 07/15/29[5]		40,000	42,998
3.100%, due 05/15/25		155,000	166,836
3.150%, due 01/15/26		28,000	30,691
3.300%, due 12/01/49[5]		23,000	25,401
3.800%, due 09/15/47		179,000	213,868
			11,561,031
Electrical components & equipment—0.1%
Eaton Capital Unlimited Co.
0.021%, due 05/14/21[4]	EUR	255,000	277,726
Schneider Electric SE
0.250%, due 09/09/24[4]	EUR	100,000	109,049
			386,775
Electronics—0.2%
Agilent Technologies, Inc.
3.050%, due 09/22/26		2,000	2,084
3.200%, due 10/01/22		150,000	154,854
Honeywell International, Inc.
0.010%, due 03/10/24	EUR	120,000	128,910
1.300%, due 02/22/23	EUR	265,000	296,975
Trimble, Inc.
4.150%, due 06/15/23		36,000	36,725
Tyco Electronics Group SA
3.450%, due 08/01/24		30,000	31,826
			651,374
Engineering & construction—0.1%
Vinci SA
3.750%, due 04/10/29[1]		200,000	224,039

Environmental control—0.3%
Republic Services, Inc.
2.500%, due 08/15/24		5,000	5,203
2.900%, due 07/01/26		35,000	37,160

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Environmental control—(concluded)
3.375%, due 11/15/27		106,000	114,989
3.550%, due 06/01/22		14,000	14,611
3.950%, due 05/15/28		234,000	266,566
Waste Management, Inc.
2.950%, due 06/15/24		79,000	84,230
3.125%, due 03/01/25		60,000	64,658
3.450%, due 06/15/29		33,000	37,406
4.000%, due 07/15/39		90,000	107,587
4.150%, due 07/15/49		135,000	171,098
			903,508
Food—0.1%
Conagra Brands, Inc.
3.800%, due 10/22/21		14,000	14,439
General Mills, Inc.
0.450%, due 01/15/26	EUR	100,000	106,288
2.875%, due 04/15/30		9,000	9,614
Mondelez International, Inc.
1.500%, due 05/04/25		25,000	24,866
Seven & I Holdings Co. Ltd.
3.350%, due 09/17/21[1]		230,000	233,658
Sysco Corp.
2.600%, due 10/01/20		78,000	78,211
Tyson Foods, Inc.
3.900%, due 09/28/23		25,000	26,916
			493,992
Forest Products & Paper—0.2%
Georgia-Pacific LLC
1.750%, due 09/30/25[1]		80,000	80,139
2.100%, due 04/30/27[1]		94,000	93,899
3.600%, due 03/01/25[1]		130,000	138,804
3.734%, due 07/15/23[1]		160,000	169,976
5.400%, due 11/01/20[1]		52,000	53,096
International Paper Co.
7.300%, due 11/15/39		10,000	13,957
			549,871
Gas—0.0%†
Atmos Energy Corp.
3.375%, due 09/15/49		60,000	67,160
Dominion Energy Gas Holdings LLC
4.800%, due 11/01/43		25,000	27,147

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Gas—(concluded)
ONE Gas,Inc.
4.658%, due 02/01/44		13,000	16,019
Piedmont Natural Gas Co.,Inc.
3.500%, due 06/01/29		20,000	21,776
			132,102
Hand & machine tools—0.0%†
Kennametal,Inc.
4.625%, due 06/15/28		3,000	2,979

Healthcare-products—0.5%
Abbott Ireland Financing DAC
0.100%, due 11/19/24[4]	EUR	100,000	108,224
0.875%, due 09/27/23[4]	EUR	100,000	111,549
Baxter International,Inc.
1.700%, due 08/15/21		180,000	181,201
Boston Scientific Corp.
3.450%, due 03/01/24		78,000	82,606
DH Europe Finance II Sarl
0.200%, due 03/18/26	EUR	130,000	138,918
1.800%, due 09/18/49	EUR	100,000	113,617
Medtronic Global Holdings SCA
0.010%, due 12/02/22	EUR	325,000	353,777
1.750%, due 07/02/49	EUR	100,000	113,446
3.350%, due 04/01/27		5,000	5,566
Stryker Corp.
0.250%, due 12/03/24	EUR	160,000	172,664
Thermo Fisher Scientific,Inc.
1.875%, due 10/01/49	EUR	100,000	110,520
4.497%, due 03/25/30		60,000	72,786
			1,564,874
Healthcare-services—0.6%
Aetna, Inc.
3.500%, due 11/15/24		16,000	17,093
4.125%, due 11/15/42		15,000	16,499
4.500%, due 05/15/42		25,000	28,463
Anthem, Inc.
2.375%, due 01/15/25		6,000	6,170
3.125%, due 05/15/22		400,000	414,703
3.350%, due 12/01/24		1,000	1,075
3.500%, due 08/15/24		11,000	11,824
3.650%, due 12/01/27		7,000	7,635

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
BayCare Health System, Inc.,
Series 2020,
3.831%, due 11/15/50[5]		48,000	55,917
HCA, Inc.
4.500%, due 02/15/27		104,000	112,417
4.750%, due 05/01/23		162,000	172,634
5.000%, due 03/15/24		104,000	113,564
5.250%, due 04/15/25		51,000	56,867
5.250%, due 06/15/26[5]		112,000	124,803
Humana, Inc.
4.500%, due 04/01/25		175,000	195,908
New York and Presbyterian Hospital/The
3.954%, due 08/01/2119		161,000	164,542
UnitedHealth Group, Inc.
2.375%, due 08/15/24[5]		10,000	10,496
3.100%, due 03/15/26		112,000	121,959
3.500%, due 02/15/24		8,000	8,692
3.700%, due 12/15/25		55,000	61,754
3.700%, due 08/15/49		75,000	87,618
3.850%, due 06/15/28		10,000	11,523
3.875%, due 12/15/28		5,000	5,729
3.875%, due 08/15/59		5,000	6,060
4.250%, due 06/15/48		32,000	39,875
4.450%, due 12/15/48		93,000	119,221
4.750%, due 07/15/45		166,000	218,095
5.950%, due 02/15/41		3,000	4,362
			2,195,498
Household products/wares—0.0%†
Clorox Co./The
3.050%, due 09/15/22		40,000	41,767

Insurance—0.5%
Allianz Finance II BV
0.010%, due 01/14/25[4]	EUR	100,000	109,521
Aon Corp.
3.750%, due 05/02/29		84,000	91,893
Aon PLC
4.000%, due 11/27/23		3,000	3,186
4.450%, due 05/24/43		64,000	72,879
4.600%, due 06/14/44		56,000	67,001
4.750%, due 05/15/45		100,000	122,126

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Equitable Holdings, Inc.
3.900%, due 04/20/23		178,000	184,952
Hartford Financial Services Group, Inc./The
3.600%, due 08/19/49[5]		10,000	10,567
4.300%, due 04/15/43		30,000	34,313
Loews Corp.
3.750%, due 04/01/26		38,000	40,682
Marsh & McLennan Cos., Inc.
3.500%, due 12/29/20		75,000	76,074
3.500%, due 06/03/24		260,000	277,972
3.875%, due 03/15/24		60,000	65,239
MetLife, Inc.
3.600%, due 04/10/24		70,000	76,369
Metropolitan Life Global Funding I
0.010%, due 09/23/22[4]	EUR	100,000	108,341
Metropolitan Life Global Funding I GMTN
1.250%, due 09/17/21[4]	EUR	115,000	127,506
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[1]		27,000	31,388
4.900%, due 09/15/44[1]		23,000	29,306
Trinity Acquisition PLC
4.400%, due 03/15/26		55,000	60,963
4.625%, due 08/15/23		30,000	31,346
Willis North America, Inc.
3.875%, due 09/15/49		10,000	10,859
4.500%, due 09/15/28		4,000	4,550
			1,637,033
Internet—0.5%
Amazon.com, Inc.
2.400%, due 02/22/23		2,000	2,094
2.800%, due 08/22/24		353,000	380,095
4.800%, due 12/05/34		50,000	67,268
Booking Holdings, Inc.
4.100%, due 04/13/25		351,000	371,538
Expedia Group, Inc.
3.250%, due 02/15/30		20,000	16,790
3.800%, due 02/15/28		20,000	17,329
6.250%, due 05/01/25[1,7]		240,000	244,633
Tencent Holdings Ltd.
2.985%, due 01/19/23[1]		200,000	204,500

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Internet—(concluded)
3.595%, due 01/19/28[1]		390,000	420,225
			1,724,472
Investment companies—0.1%
Ares Capital Corp.
4.250%, due 03/01/25		330,000	313,875

Machinery-diversified—0.2%
Nvent Finance SARL
3.950%, due 04/15/23		465,000	484,197
Otis Worldwide Corp.
2.056%, due 04/05/25[1]		116,000	117,804
2.293%, due 04/05/27[1]		20,000	20,143
			622,144
Media—2.5%
AMC Networks, Inc.
5.000%, due 04/01/24		460,000	445,970
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, due 04/01/51		102,000	99,027
4.200%, due 03/15/28		3,000	3,332
4.500%, due 02/01/24		89,000	96,325
4.800%, due 03/01/50		98,000	110,664
5.050%, due 03/30/29[5]		16,000	18,770
6.484%, due 10/23/45		231,000	301,020
Comcast Corp.
1.250%, due 02/20/40	EUR	100,000	109,936
2.650%, due 02/01/30[5]		132,000	140,498
3.100%, due 04/01/25[5]		98,000	106,100
3.150%, due 03/01/26		28,000	30,481
3.150%, due 02/15/28		4,000	4,353
3.300%, due 04/01/27		670,000	733,351
3.400%, due 04/01/30		168,000	187,772
3.400%, due 07/15/46		257,000	281,176
3.450%, due 02/01/50		25,000	27,891
3.700%, due 04/15/24		105,000	114,798
3.750%, due 04/01/40		27,000	30,907
3.969%, due 11/01/47		22,000	25,873
3.999%, due 11/01/49		3,000	3,561
4.000%, due 03/01/48		5,000	5,976
4.049%, due 11/01/52		13,000	15,824
4.150%, due 10/15/28		125,000	145,805

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Media—(continued)
4.250%, due 10/15/30		99,000	119,116
4.700%, due 10/15/48		57,000	74,633
Cox Communications, Inc.
3.150%, due 08/15/24[1]		215,000	227,108
3.250%, due 12/15/22[1]		60,000	62,457
3.350%, due 09/15/26[1]		9,000	9,567
4.700%, due 12/15/42[1]		3,000	3,262
4.800%, due 02/01/35[1]		4,000	4,614
Discovery Communications LLC
3.800%, due 03/13/24		288,000	301,690
5.000%, due 09/20/37		105,000	115,130
5.200%, due 09/20/47		40,000	45,277
Fox Corp.
3.050%, due 04/07/25		46,000	48,617
4.030%, due 01/25/24		45,000	48,555
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[1,6]		1,140,000	1,153,680
NBCUniversal Media LLC
5.950%, due 04/01/41		165,000	234,238
RELX Finance BV
0.010%, due 03/18/24[4]	EUR	100,000	106,728
Sirius XM Radio, Inc.
4.625%, due 07/15/24[1]		970,000	989,012
Sky Ltd.
1.500%, due 09/15/21[4]	EUR	100,000	110,807
Time Warner Cable, Inc.
6.550%, due 05/01/37		90,000	111,310
Time Warner Entertainment Co. LP
8.375%, due 03/15/23		55,000	63,641
ViacomCBS, Inc.
3.375%, due 03/01/22		34,000	34,767
4.250%, due 09/01/23		80,000	84,377
4.375%, due 03/15/43		75,000	72,361
4.750%, due 05/15/25		35,000	37,439
6.875%, due 04/30/36		37,000	44,077
Walt Disney Co./The
1.750%, due 08/30/24[5]		15,000	15,234
3.350%, due 03/24/25		885,000	965,523
3.800%, due 03/22/30		145,000	167,732

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Media—(concluded)
6.200%, due 12/15/34		47,000	66,713
			8,357,075
Mining—0.0%†
Newmont Corp.
2.250%, due 10/01/30		2,000	1,979
2.800%, due 10/01/29		5,000	5,135
4.875%, due 03/15/42		50,000	61,192
Teck Resources Ltd.
6.000%, due 08/15/40		3,000	2,773
6.125%, due 10/01/35		20,000	19,761
6.250%, due 07/15/41		19,000	17,869
			108,709
Miscellaneous manufacturers—0.4%
3M Co.
0.950%, due 05/15/23	EUR	130,000	145,830
3M Co. MTN
3.375%, due 03/01/29[5]		60,000	66,556
Eaton Corp.
2.750%, due 11/02/22		16,000	16,552
General Electric Co. MTN
5.875%, due 01/14/38		60,000	68,142
Ingersoll-Rand Luxembourg Finance SA
3.500%, due 03/21/26		95,000	100,464
Parker-Hannifin Corp.
2.700%, due 06/14/24		45,000	45,968
3.250%, due 06/14/29		70,000	73,798
Siemens Financieringsmaatschappij N.V.
0.010%, due 09/05/21[4]	EUR	370,000	405,042
0.010%, due 02/20/23[4]	EUR	300,000	328,247
			1,250,599
Oil & gas—1.3%
BP Capital Markets America, Inc.
3.119%, due 05/04/26		67,000	69,883
3.796%, due 09/21/25		10,000	10,806
3.937%, due 09/21/28		2,000	2,178
4.234%, due 11/06/28[5]		8,000	8,885
BP Capital Markets PLC
1.109%, due 02/16/23[4]	EUR	115,000	126,391
1.373%, due 03/03/22[4]	EUR	165,000	182,218
3.814%, due 02/10/24		6,000	6,367

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Cimarex Energy Co.
4.375%, due 06/01/24		124,000	114,295
4.375%, due 03/15/29		5,000	4,343
Concho Resources, Inc.
3.750%, due 10/01/27		90,000	87,707
Diamondback Energy, Inc.
3.500%, due 12/01/29		30,000	25,916
5.375%, due 05/31/25		17,000	16,212
Ecopetrol SA
4.125%, due 01/16/25		195,000	183,083
EOG Resources, Inc.
3.900%, due 04/01/35		25,000	26,970
4.150%, due 01/15/26		50,000	55,355
Exxon Mobil Corp.
1.571%, due 04/15/23		750,000	760,618
Marathon Petroleum Corp.
4.750%, due 12/15/23[5]		20,000	20,161
6.500%, due 03/01/41[5]		60,000	62,944
Occidental Petroleum Corp.
0.010%, due 10/10/36		1,105,000	464,100
Parsley Energy LLC/Parsley Finance Corp.
5.625%, due 10/15/27[1]		160,000	136,800
Petroleos Mexicanos
5.625%, due 01/23/46		275,000	178,750
6.500%, due 03/13/27		595,000	481,950
Shell International Finance BV
1.250%, due 03/15/22[4]	EUR	120,000	133,231
2.500%, due 09/12/26		49,000	50,535
3.250%, due 05/11/25[5]		364,000	389,019
3.625%, due 08/21/42		4,000	4,206
4.000%, due 05/10/46		2,000	2,260
4.375%, due 05/11/45[5]		108,000	126,813
4.550%, due 08/12/43		1,000	1,192
5.500%, due 03/25/40[5]		10,000	13,213
Suncor Energy, Inc.
6.500%, due 06/15/38		65,000	70,881
6.800%, due 05/15/38		10,000	11,066
9.250%, due 10/15/21		30,000	31,930
Total Capital International SA
2.125%, due 11/19/21[4]	EUR	100,000	112,433
2.125%, due 03/15/23[4]	EUR	100,000	115,006
2.434%, due 01/10/25		10,000	10,284
2.750%, due 06/19/21		10,000	10,150

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Viper Energy Partners LP
5.375%, due 11/01/27[1,5]		305,000	272,975
WPX Energy, Inc.
5.750%, due 06/01/26		150,000	135,945
			4,517,071
Packaging & containers—0.1%
Berry Global, Inc.
4.875%, due 07/15/26[1]		250,000	255,359

Pharmaceuticals—2.1%
AbbVie, Inc.
2.850%, due 05/14/23		135,000	141,047
2.950%, due 11/21/26[1]		187,000	197,924
3.200%, due 11/06/22		3,000	3,140
3.200%, due 11/21/29[1]		85,000	89,803
3.375%, due 11/14/21		33,000	34,088
3.600%, due 05/14/25		200,000	217,098
4.050%, due 11/21/39[1]		3,000	3,308
4.450%, due 05/14/46		14,000	16,344
4.500%, due 05/14/35		261,000	301,059
Allergan Finance LLC
3.250%, due 10/01/22		70,000	71,808
4.625%, due 10/01/42		6,000	7,343
Allergan Funding SCS
3.800%, due 03/15/25		3,000	3,201
4.550%, due 03/15/35[5]		209,000	240,845
Allergan Sales LLC
4.875%, due 02/15/21[1]		12,000	12,419
5.000%, due 12/15/21[1]		276,000	289,120
AstraZeneca PLC
3.375%, due 11/16/25		270,000	298,855
Bayer US Finance II LLC
3.375%, due 07/15/24[1]		21,000	22,005
4.400%, due 07/15/44[1]		5,000	5,856
Becton Dickinson and Co.
1.401%, due 05/24/23	EUR	100,000	110,140
Bristol-Myers Squibb Co.
3.200%, due 06/15/26[1]		242,000	266,859
3.250%, due 08/15/22[1]		70,000	73,609
3.550%, due 08/15/22[1]		30,000	31,705
3.875%, due 08/15/25[1]		31,000	35,296
3.900%, due 02/20/28[1]		45,000	52,398

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(continued)
3.950%, due 10/15/20[1]		11,000	11,161
Cardinal Health, Inc.
4.625%, due 12/15/20		20,000	20,324
Cigna Corp.
3.050%, due 10/15/27[1]		5,000	5,234
3.250%, due 04/15/25[1]		71,000	75,654
3.500%, due 06/15/24[1]		125,000	133,492
3.750%, due 07/15/23		246,000	262,419
4.125%, due 11/15/25		3,000	3,364
CVS Health Corp.
2.625%, due 08/15/24		2,000	2,084
3.350%, due 03/09/21		59,000	60,014
3.375%, due 08/12/24		10,000	10,649
3.700%, due 03/09/23		435,000	461,238
3.875%, due 07/20/25		85,000	92,978
4.100%, due 03/25/25		320,000	353,262
4.300%, due 03/25/28		469,000	528,460
4.780%, due 03/25/38		60,000	70,691
5.125%, due 07/20/45		87,000	108,438
Eli Lilly and Co.
1.700%, due 11/01/49	EUR	100,000	114,252
Johnson & Johnson
2.950%, due 03/03/27		45,000	49,979
Merck & Co., Inc.
3.400%, due 03/07/29		20,000	23,038
Merck Financial Services GmbH
0.005%, due 12/15/23[4]	EUR	400,000	436,288
0.125%, due 07/16/25[4]	EUR	100,000	109,425
Novartis Capital Corp.
3.000%, due 11/20/25		3,000	3,281
Novartis Finance SA
0.125%, due 09/20/23[4]	EUR	110,000	121,338
0.500%, due 08/14/23[4]	EUR	120,000	133,677
Pfizer, Inc.
3.600%, due 09/15/28[5]		22,000	25,677
4.100%, due 09/15/38		12,000	14,868
4.125%, due 12/15/46		25,000	31,830
4.200%, due 09/15/48		6,000	7,922
4.400%, due 05/15/44		35,000	45,925
7.200%, due 03/15/39		9,000	15,044
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26		403,000	436,593

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Takeda Pharmaceutical Co. Ltd.
4.400%, due 11/26/23	200,000	219,332
5.000%, due 11/26/28	400,000	481,788
Wyeth LLC
5.950%, due 04/01/37	45,000	65,415
6.500%, due 02/01/34	6,000	8,920
		7,069,324
Pipelines—2.3%
Boardwalk Pipelines LP
4.800%, due 05/03/29	20,000	17,589
Cameron LNG LLC
3.302%, due 01/15/35[1]	135,000	133,929
3.402%, due 01/15/38[1]	145,000	130,268
Cheniere Corpus Christi Holdings LLC
5.125%, due 06/30/27	105,000	104,692
5.875%, due 03/31/25	30,000	31,041
7.000%, due 06/30/24	470,000	501,906
Cheniere Energy Partners LP
4.500%, due 10/01/29[1]	60,000	55,350
5.250%, due 10/01/25	360,000	343,656
5.625%, due 10/01/26	545,000	520,802
Energy Transfer Operating LP
2.900%, due 05/15/25	55,000	51,167
3.750%, due 05/15/30	69,000	62,523
4.200%, due 04/15/27	5,000	4,716
4.750%, due 01/15/26	134,000	133,195
4.950%, due 06/15/28	5,000	4,908
5.000%, due 05/15/50	90,000	79,707
5.150%, due 03/15/45[5]	5,000	4,429
5.500%, due 06/01/27	94,000	95,545
5.875%, due 01/15/24	27,000	28,035
6.500%, due 02/01/42	25,000	25,200
Enterprise Products Operating LLC
3.350%, due 03/15/23	35,000	36,280
4.250%, due 02/15/48	2,000	1,996
4.450%, due 02/15/43[5]	90,000	91,011
4.850%, due 03/15/44	6,000	6,406
5.100%, due 02/15/45	32,000	34,873
Kinder Morgan Energy Partners LP
4.250%, due 09/01/24	55,000	58,488
5.000%, due 08/15/42	20,000	21,228
5.000%, due 03/01/43	124,000	130,459

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
5.400%, due 09/01/44	1,000	1,118
5.500%, due 03/01/44	41,000	46,179
Kinder Morgan Energy Partners LP MTN
6.950%, due 01/15/38	13,000	15,468
Kinder Morgan, Inc.
5.050%, due 02/15/46	10,000	10,782
5.550%, due 06/01/45	9,000	10,302
MPLX LP
4.875%, due 12/01/24	133,000	132,077
5.250%, due 01/15/25[1]	979,000	969,166
NGPL PipeCo LLC
4.375%, due 08/15/22[1,5]	547,000	548,578
4.875%, due 08/15/27[1,5]	65,000	66,168
7.768%, due 12/15/37[1]	12,000	13,191
Northern Natural Gas Co.
4.300%, due 01/15/49[1]	190,000	221,387
Northwest Pipeline LLC
4.000%, due 04/01/27	265,000	265,888
Plains All American Pipeline LP/PAA Finance Corp.
3.650%, due 06/01/22	6,000	5,881
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	256,000	262,162
5.625%, due 04/15/23[8]	169,000	175,699
5.625%, due 03/01/25	218,000	228,045
5.875%, due 06/30/26	15,000	15,965
Spectra Energy Partners LP
4.500%, due 03/15/45	5,000	4,932
Sunoco Logistics Partners Operations LP
4.250%, due 04/01/24	2,000	1,971
5.300%, due 04/01/44	127,000	110,051
6.100%, due 02/15/42	15,000	14,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, due 02/01/25	350,000	315,000
Texas Eastern Transmission LP
2.800%, due 10/15/22[1]	45,000	44,549
3.500%, due 01/15/28[1]	151,000	147,765
4.150%, due 01/15/48[1,5]	252,000	237,253
TransCanada PipeLines Ltd.
5.850%, due 03/15/36[5]	31,000	37,268
Transcontinental Gas Pipe Line Co. LLC
4.000%, due 03/15/28	268,000	279,186
4.600%, due 03/15/48	80,000	89,537

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
7.850%, due 02/01/26		410,000	483,581
Williams Cos., Inc./The
3.750%, due 06/15/27		10,000	9,974
4.300%, due 03/04/24		30,000	31,030
5.400%, due 03/04/44		4,000	4,140
7.500%, due 01/15/31		40,000	46,997
7.875%, due 09/01/21		280,000	297,640
			7,852,834
Real estate—0.2%
Northwest Florida Timber Finance LLC
4.750%, due 03/04/29[1]		200,000	193,689
Vonovia Finance BV
0.125%, due 04/06/23[4]	EUR	200,000	215,424
0.750%, due 01/25/22[4]	EUR	100,000	109,445
			518,558
Real estate investment trusts—1.1%
American Tower Corp.
1.950%, due 05/22/26	EUR	125,000	140,870
2.250%, due 01/15/22[5]		125,000	126,747
2.750%, due 01/15/27		10,000	10,350
3.800%, due 08/15/29		12,000	13,370
3.950%, due 03/15/29		130,000	145,314
Boston Properties LP
2.900%, due 03/15/30		9,000	8,834
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23		460,000	488,007
Crown Castle International Corp.
2.250%, due 09/01/21		20,000	20,211
3.100%, due 11/15/29		50,000	53,058
3.150%, due 07/15/23		35,000	36,656
3.200%, due 09/01/24		10,000	10,609
3.300%, due 07/01/30[5]		29,000	31,034
3.400%, due 02/15/21		15,000	15,138
3.650%, due 09/01/27		45,000	48,981
3.700%, due 06/15/26		20,000	21,743
3.800%, due 02/15/28		10,000	11,015
4.000%, due 03/01/27		6,000	6,632
4.150%, due 07/01/50		17,000	19,848
4.450%, due 02/15/26		89,000	99,867
4.875%, due 04/15/22		948,000	1,010,511

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
5.200%, due 02/15/49		10,000	13,158
5.250%, due 01/15/23		90,000	98,433
Equinix, Inc.
2.625%, due 11/18/24		193,000	202,054
3.200%, due 11/18/29		190,000	198,767
GLP Capital LP/GLP Financing II, Inc.
4.000%, due 01/15/30		24,000	21,180
5.250%, due 06/01/25		160,000	155,616
5.750%, due 06/01/28		25,000	24,625
National Retail Properties, Inc.
2.500%, due 04/15/30		68,000	59,845
Prologis Euro Finance LLC
1.500%, due 09/10/49	EUR	100,000	102,669
Realty Income Corp.
3.000%, due 01/15/27		45,000	45,387
4.125%, due 10/15/26		40,000	43,743
Service Properties Trust
4.350%, due 10/01/24		10,000	8,464
Simon International Finance SCA
1.375%, due 11/18/22[4]	EUR	105,000	115,957
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[1]		250,000	233,647
			3,642,340
Retail—0.7%
Dollar General Corp.
3.500%, due 04/03/30		74,000	81,173
4.125%, due 05/01/28		5,000	5,613
Home Depot, Inc./The
2.950%, due 06/15/29		90,000	97,641
3.000%, due 04/01/26		70,000	76,918
3.900%, due 12/06/28		51,000	59,137
5.875%, due 12/16/36		17,000	24,412
5.950%, due 04/01/41		30,000	44,373
Lowe’s Cos., Inc.
2.500%, due 04/15/26		10,000	10,402
4.000%, due 04/15/25[5]		595,000	660,333
4.250%, due 09/15/44		2,000	2,257
McDonald’s Corp. GMTN
1.000%, due 11/15/23[4]	EUR	200,000	222,917
McDonald’s Corp. MTN
2.750%, due 12/09/20		25,000	25,253
3.300%, due 07/01/25[5]		21,000	22,904

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
3.625%, due 05/01/43	5,000	5,332
3.625%, due 09/01/49[5]	283,000	309,605
3.800%, due 04/01/28	65,000	73,107
4.450%, due 09/01/48	20,000	24,549
4.700%, due 12/09/35	15,000	18,531
4.875%, due 12/09/45[5]	12,000	15,092
6.300%, due 03/01/38	15,000	21,174
Starbucks Corp.
3.550%, due 08/15/29	15,000	16,441
3.800%, due 08/15/25	20,000	21,833
Target Corp.
2.250%, due 04/15/25[5]	30,000	31,567
Walgreens Boots Alliance, Inc.
4.500%, due 11/18/34	7,000	7,694
Walmart, Inc.
2.850%, due 07/08/24	233,000	251,064
3.250%, due 07/08/29	110,000	125,370
		2,254,692
Semiconductors—1.4%
Analog Devices, Inc.
2.950%, due 04/01/25	2,000	2,083
3.500%, due 12/05/26	5,000	5,414
3.900%, due 12/15/25	87,000	94,770
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, due 01/15/24	180,000	188,291
3.875%, due 01/15/27	201,000	208,533
Broadcom, Inc.
3.125%, due 04/15/21[1]	355,000	357,534
3.125%, due 10/15/22[1]	152,000	157,517
4.250%, due 04/15/26[1]	50,000	53,554
4.700%, due 04/15/25[1]	313,000	344,846
Intel Corp.
2.450%, due 11/15/29	169,000	179,734
2.700%, due 12/15/22	19,000	19,961
3.750%, due 03/25/27[5]	403,000	457,312
3.900%, due 03/25/30[5]	185,000	219,039
4.100%, due 05/19/46	35,000	43,924
4.750%, due 03/25/50	77,000	106,092
4.900%, due 07/29/45	5,000	6,934
KLA Corp.
3.300%, due 03/01/50[5]	134,000	130,609
4.100%, due 03/15/29	140,000	158,432

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Corporate bonds—(continued)
Semiconductors—(concluded)
4.650%, due 11/01/24	140,000	155,810
Lam Research Corp.
1.900%, due 06/15/30	45,000	44,851
2.800%, due 06/15/21	67,000	68,274
3.125%, due 06/15/60	18,000	17,946
3.750%, due 03/15/26	120,000	134,289
4.875%, due 03/15/49	75,000	101,781
NVIDIA Corp.
2.850%, due 04/01/30	116,000	125,779
3.200%, due 09/16/26	303,000	335,740
3.500%, due 04/01/40	85,000	95,284
3.500%, due 04/01/50	81,000	92,484
3.700%, due 04/01/60	43,000	50,018
NXP BV/NXP Funding LLC
4.125%, due 06/01/21[1]	348,000	355,506
4.625%, due 06/01/23[1]	260,000	276,697
5.550%, due 12/01/28[1]	2,000	2,304
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150%, due 05/01/27[1]	13,000	13,140
4.300%, due 06/18/29[1]	57,000	60,403
QUALCOMM, Inc.
3.450%, due 05/20/25	25,000	27,452
4.800%, due 05/20/45	51,000	64,841
Texas Instruments, Inc.
1.750%, due 05/04/30[7]	64,000	63,776
4.150%, due 05/15/48	23,000	29,282
		4,850,236
Shipbuilding—0.2%
Huntington Ingalls Industries, Inc.
3.483%, due 12/01/27	225,000	230,400
3.844%, due 05/01/25[1,5]	191,000	200,704
4.200%, due 05/01/30[1]	136,000	143,600
5.000%, due 11/15/25[1]	202,000	208,633
		783,337
Software—1.9%
Activision Blizzard, Inc.
3.400%, due 09/15/26	345,000	384,377
Autodesk, Inc.
2.850%, due 01/15/30	60,000	62,691
3.500%, due 06/15/27	46,000	50,900

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Software—(concluded)
Dassault Systemes SE
0.010%, due 09/16/22[4]	EUR	300,000	325,205
Electronic Arts, Inc.
4.800%, due 03/01/26		370,000	429,418
Fidelity National Information Services, Inc.
0.125%, due 12/03/22	EUR	100,000	108,120
0.750%, due 05/21/23	EUR	200,000	219,753
2.950%, due 05/21/39	EUR	100,000	126,580
3.000%, due 08/15/26		50,000	53,239
3.750%, due 05/21/29[5]		109,000	122,192
Fiserv, Inc.
2.750%, due 07/01/24		238,000	250,312
3.200%, due 07/01/26		150,000	160,704
3.500%, due 07/01/29		208,000	227,311
3.850%, due 06/01/25		51,000	56,071
4.200%, due 10/01/28		195,000	222,074
Microsoft Corp.
2.400%, due 08/08/26		30,000	32,268
3.125%, due 11/03/25		4,000	4,461
3.500%, due 02/12/35		293,000	347,940
3.700%, due 08/08/46		185,000	226,222
3.750%, due 05/01/43		18,000	21,676
3.750%, due 02/12/45		81,000	98,914
Oracle Corp.
1.900%, due 09/15/21		29,000	29,381
2.500%, due 10/15/22		83,000	86,206
2.500%, due 04/01/25[5]		797,000	840,177
2.800%, due 04/01/27		795,000	852,039
2.950%, due 04/01/30		325,000	354,696
3.800%, due 11/15/37		257,000	291,928
3.900%, due 05/15/35		64,000	76,025
4.000%, due 07/15/46		47,000	55,604
4.125%, due 05/15/45		20,000	23,696
5.375%, due 07/15/40		9,000	12,201
6.125%, due 07/08/39		10,000	14,707
SAP SE
0.250%, due 03/10/22[4]	EUR	100,000	109,966
			6,277,054
Telecommunications—2.5%
AT&T, Inc.
3.150%, due 09/04/36	EUR	100,000	128,368
3.400%, due 06/15/22[8]		213,000	222,682

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
3.400%, due 05/15/25		465,000	492,853
3.550%, due 06/01/24		25,000	26,434
3.600%, due 07/15/25		85,000	90,790
3.800%, due 02/15/27		230,000	248,111
3.875%, due 01/15/26		38,000	41,247
4.000%, due 01/15/22		23,000	23,989
4.100%, due 02/15/28[5]		3,000	3,310
4.250%, due 03/01/27[5]		221,000	243,295
4.300%, due 02/15/30		22,000	24,791
4.350%, due 03/01/29		159,000	178,633
4.500%, due 05/15/35		506,000	565,357
4.800%, due 06/15/44		25,000	28,557
4.850%, due 07/15/45		9,000	10,304
4.900%, due 08/15/37		32,000	36,970
5.150%, due 03/15/42		10,000	11,887
5.150%, due 11/15/46		55,000	65,839
5.350%, due 09/01/40		5,000	6,036
5.450%, due 03/01/47		2,000	2,528
5.550%, due 08/15/41		5,000	6,083
6.000%, due 08/15/40		33,000	43,274
Corning, Inc.
3.700%, due 11/15/23		20,000	20,851
Juniper Networks, Inc.
4.350%, due 06/15/25[5]		25,000	26,224
Motorola Solutions, Inc.
4.600%, due 02/23/28		22,000	24,142
4.600%, due 05/23/29		213,000	240,727
5.500%, due 09/01/44		135,000	144,232
Orange SA
0.500%, due 01/15/22[4]	EUR	200,000	219,964
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360%, due 09/20/21[1,8]		1,078,125	1,080,820
T-Mobile USA, Inc.
3.500%, due 04/15/25[1]		322,000	338,020
3.750%, due 04/15/27[1]		727,000	779,366
Telenor ASA
0.010%, due 09/25/23[4]	EUR	100,000	108,334
Telstra Corp. Ltd.
3.500%, due 09/21/22[4]	EUR	265,000	311,215
Verizon Communications, Inc.
0.500%, due 06/02/22	EUR	105,000	115,782
2.625%, due 08/15/26		110,000	116,979

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
3.000%, due 03/22/27		20,000	21,681
4.000%, due 03/22/50		90,000	112,510
4.125%, due 03/16/27		411,000	476,537
4.272%, due 01/15/36		430,000	512,771
4.329%, due 09/21/28		230,000	272,103
4.400%, due 11/01/34		41,000	49,815
4.500%, due 08/10/33		190,000	235,152
5.250%, due 03/16/37		208,000	276,435
Series 20,
2.875%, due 01/15/38	EUR	100,000	135,485
Vodafone Group PLC
3.750%, due 01/16/24		50,000	53,829
4.125%, due 05/30/25		102,000	113,671
4.375%, due 05/30/28[5]		16,000	18,335
4.375%, due 02/19/43		28,000	31,463
5.000%, due 05/30/38		6,000	7,146
5.125%, due 06/19/59[5]		1,000	1,238
5.250%, due 05/30/48		149,000	186,447
6.150%, due 02/27/37		2,000	2,589
			8,535,201
Toys/Games/Hobbies—0.0%†
Hasbro, Inc.
2.600%, due 11/19/22		79,000	79,789
3.900%, due 11/19/29		69,000	66,489
			146,278
Transportation—0.7%
Burlington Northern Santa Fe LLC
3.000%, due 04/01/25		25,000	27,083
4.550%, due 09/01/44		61,000	75,703
4.950%, due 09/15/41		5,000	6,314
5.750%, due 05/01/40		22,000	30,549
Canadian Pacific Railway Co.
2.050%, due 03/05/30		14,000	13,900
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[1]		240,000	224,100
CSX Corp.
2.600%, due 11/01/26		379,000	399,024
3.250%, due 06/01/27		51,000	55,063
3.800%, due 03/01/28		55,000	61,351
3.950%, due 05/01/50		105,000	123,276

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Corporate bonds—(concluded)
Transportation—(concluded)
4.250%, due 03/15/29		22,000	25,626
4.300%, due 03/01/48		15,000	18,273
5.500%, due 04/15/41		17,000	22,546
FedEx Corp.
3.800%, due 05/15/25[5]		128,000	136,784
3.875%, due 08/01/42		17,000	16,290
4.100%, due 04/15/43		15,000	14,882
4.400%, due 01/15/47		9,000	9,285
4.550%, due 04/01/46		73,000	77,880
Norfolk Southern Corp.
2.550%, due 11/01/29		85,000	88,160
2.900%, due 06/15/26		129,000	136,422
3.400%, due 11/01/49		65,000	69,381
3.650%, due 08/01/25		39,000	42,629
3.942%, due 11/01/47		25,000	28,498
3.950%, due 10/01/42		2,000	2,271
4.450%, due 06/15/45		25,000	30,630
Ryder System, Inc. MTN
2.250%, due 09/01/21		5,000	4,962
Union Pacific Corp.
2.750%, due 03/01/26		35,000	37,119
3.250%, due 02/05/50		110,000	112,047
3.799%, due 10/01/51		204,000	229,072
4.300%, due 03/01/49[5]		2,000	2,431
United Parcel Service, Inc.
0.375%, due 11/15/23	EUR	120,000	130,656
2.500%, due 04/01/23		9,000	9,405
2.500%, due 09/01/29[5]		123,000	127,619
3.400%, due 09/01/49		5,000	5,537
			2,394,768
Water—0.1%
Veolia Environnement SA
0.672%, due 03/30/22[4]	EUR	300,000	329,740

Total corporate bonds
(cost—$149,580,886)			154,033,492

Mortgage-backed securities—8.4%
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class AL,
1 mo. USD LIBOR + 0.900%,
1.714%, due 11/15/32[1,2]		1,150,000	1,058,130

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Mortgage-backed securities—(continued)
BENCHMARK 2018-B1 Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	190,848
Series 2019-B15, Class C,
3.840%, due 12/15/72[3]	111,000	89,338
Benchmark Mortgage Trust,
Series 2018-B7, Class A4,
4.510%, due 05/15/53[3]	103,000	120,650
BFLD DPLO,
Series 2019-DPLO, Class A,
1 mo. USD LIBOR + 1.090%,
1.904%, due 10/15/34[1,2]	350,000	328,929
BWAY 2013-1515 Mortgage Trust,
Series 2013-1515, Class A2,
3.454%, due 03/10/33[1]	710,000	738,969
BX Commercial Mortgage Trust,
Series 2019-XL, Class A,
1 mo. USD LIBOR + 0.920%,
1.734%, due 10/15/36[1,2]	404,134	393,973
Series 2020-BXLP, Class A,
1 mo. USD LIBOR + 0.800%,
1.614%, due 12/15/36[1,2]	345,000	331,576
BX Trust 2019-OC11,
Series 2019-OC11, Class A,
3.202%, due 12/09/41[1]	420,000	417,596
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[3]	101,000	91,066
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	545,000	584,121
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A11,
1 mo. USD LIBOR + 0.900%,
1.387%, due 07/25/49[1,2]	201,816	195,144
CIM Trust,
Series 2019-INV3, Class A11,
1 mo. USD LIBOR + 1.000%,
1.897%, due 08/25/49[1,2]	570,784	556,310
COMM 2015-CCRE25 Mortgage Trust,
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	294,582	308,990
Commercial Mortgage Pass-Through Certificates,
Series 2006-GG7, Class AM,
5.807%, due 07/10/38[3]	32,050	31,842

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Mortgage-backed securities—(continued)
Series 2013-GAM, Class A2,
3.367%, due 02/10/28[1]	1,090,000	1,082,653
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	145,000	152,516
Series 2018-COR3, Class A3,
4.228%, due 05/10/51	589,000	667,793
CSMC Trust,
Series 2017-CALI, Class A,
3.431%, due 11/10/32[1]	260,000	269,853
DBGS BIOD Mortgage Trust,
Series 2018-C1, Class A4,
4.466%, due 10/15/51	480,000	554,891
DBWF GLKS Mortgage Trust,
Series 2018-GLKS, Class A,
1 mo. USD LIBOR + 1.030%,
1.748%, due 12/19/30[1,2]	497,000	460,236
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class X1,IO,
1.282%, due 03/25/24[3]	2,446,931	88,330
Series K075, Class A2,
3.650%, due 02/25/28[3]	230,000	266,010
Series K076, Class A2,
3.900%, due 04/25/28	740,000	872,470
Series K083, Class A2,
4.050%, due 09/25/28[3]	820,000	980,759
Series K084, Class A2,
3.780%, due 10/25/28[3]	548,000	641,929
Series K087, Class A2,
3.771%, due 12/25/28	203,000	239,857
Series KC02, Class A2,
3.370%, due 07/25/25	670,000	719,226
FHLMC REMIC Trust,
Series 2626, Class A,
4.000%, due 06/15/33	92,240	101,251
Series 3702, Class SB,
1 mo. USD LIBOR + 4.500%,
3.686%, due 08/15/40[2]	284,256	43,846
Series 3990, Class VA,
3.500%, due 01/15/25	175,922	178,771
Series 4213, Class VE,
3.500%, due 06/15/26	183,024	191,896
Series 4248, Class FL,
1 mo. USD LIBOR + 0.450%,
1.264%, due 05/15/41[2]	193,042	192,511
Series 4316, Class XZ,
4.500%, due 03/15/44	400,835	475,373

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Mortgage-backed securities—(continued)
Series 4323, Class CA,
4.000%, due 03/15/40	125,671	130,092
Series 4325, Class MA,
4.000%, due 09/15/39	400,781	414,700
Series 4328, Class DA,
4.000%, due 01/15/36	425,771	443,065
Series 4336, Class MA,
4.000%, due 01/15/40	341,179	352,971
Series 4443, Class BA,
3.500%, due 04/15/41	66,559	69,558
Series 4447, Class PA,
3.000%, due 12/15/44	72,552	77,337
Series 4606, Class FB,
1 mo. USD LIBOR + 0.500%,
1.314%, due 08/15/46[2]	296,814	296,337
Flagstar Mortgage Trust,
Series 2019-1INV, Class A11,
1 mo. USD LIBOR + 0.950%,
1.437%, due 10/25/49[1,2]	446,778	430,447
Series 2020-1INV, Class A11,
1 mo. USD LIBOR + 0.850%,
1.337%, due 03/25/50[1,2]	507,618	473,214
FNMA Connecticut Avenue Securities,
Series 2016-C06, Class 1M1,
1 mo. USD LIBOR + 1.300%,
1.787%, due 04/25/29[2]	4,850	4,848
FNMA REMIC Trust
5.543%, due 12/25/40	256,466	55,111
Series 2011-8, Class ZA,
4.000%, due 02/25/41	1,681,060	1,825,527
Series 2013-112, Class HQ,
4.000%, due 11/25/43	54,336	60,508
Series 2014-12, Class GV,
3.500%, due 03/25/27	115,966	123,607
Series 2014-48, Class AB,
4.000%, due 10/25/40	92,411	95,553
Series 2015-20, Class EV,
3.500%, due 07/25/26	207,909	222,225
Series 2015-28, Class IO,
5.500%, due 05/25/45	1,100,535	213,209
Series 2015-40, Class AI,
6.000%, due 05/25/37	359,067	73,347
Series 2015-58, Class JP,
2.500%, due 03/25/37	98,145	102,787
Series 2015-62, Class VA,
4.000%, due 10/25/26	62,611	67,210

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Mortgage-backed securities—(continued)
Series 2016-48, Class UF,
1 mo. USD LIBOR + 0.400%,
0.887%, due 08/25/46[2]	470,151	467,075
Series 2016-62, Class FC,
1 mo. USD LIBOR + 0.500%,
0.987%, due 09/25/46[2]	237,551	237,078
Series 2016-74, Class GF,
1 mo. USD LIBOR + 0.500%,
0.987%, due 10/25/46[2]	295,764	294,818
Series 2017-23, Class IO,
6.000%, due 04/25/47	247,020	52,606
FRESB Mortgage Trust,
Series 2019,
1 mo. USD LIBOR + 3.500%,
3.500%, due 01/25/39[3]	249,539	264,429
GNMA Trust,
Series 2014-131, Class BW,
4.044%, due 05/20/41[3]	52,443	54,882
Series 2015-167, Class SA,
1 mo. USD LIBOR + 6.250%,
5.532%, due 11/20/45[2]	420,798	83,053
Series 2015-3, Class ZD,
4.000%, due 01/20/45	709,117	854,655
GS Mortgage Securities Corp. Trust,
Series 2019-SOHO, Class B,
1 mo. USD LIBOR + 1.150%,
1.964%, due 06/15/36[1,2]	345,000	323,063
GS Mortgage Securities Trust,
Series 2017-GS7, Class A4,
3.430%, due 08/10/50	330,000	357,350
Series 2019, Class A4,
3.048%, due 11/10/52	418,000	441,685
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class A5,
3.914%, due 01/15/49	800,000	873,303
Series 2019-BKWD, Class A,
1 mo. USD LIBOR + 1.000%,
1.814%, due 09/15/29[1,2]	130,000	124,660
JP Morgan Mortgage Trust,
Series 2017-1, Class A4,
3.500%, due 01/25/47[1,3]	508,267	513,036
Series 2017-2, Class A6,
3.000%, due 05/25/47[1,3]	373,576	376,002
Series 2019-INV2, Class A11,
1 mo. USD LIBOR + 0.900%,
1.387%, due 02/25/50[1,2]	587,191	567,179

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Mortgage-backed securities—(concluded)
Series 2019-LTV3, Class A11,
1 mo. USD LIBOR + 0.850%,
1.797%, due 03/25/50[1,2]	465,067	451,887
KNDL KNSQ Mortgage Trust,
Series 2019-KNSQ, Class A,
1 mo. USD LIBOR + 0.800%,
1.614%, due 05/15/36[1,2]	476,000	454,551
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[3]	520,000	549,221
Series 2019-NUGS, Class A,
1 mo. USD LIBOR + 0.950%,
2.450%, due 12/15/36[1,2]	241,000	230,325
New Residential Mortgage Loan Trust,
Series 2016-4A, Class A1,
3.750%, due 11/25/56[1,3]	103,967	105,982
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B,
4.144%, due 01/05/43[1,3]	515,000	505,067
Shellpoint Co-Originator Trust,
Series 2016-1, Class 2A3,
3.000%, due 10/25/31[1,3]	196,615	200,608
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A,
1 mo. USD LIBOR + 0.750%,
1.735%, due 11/11/34[1,2]	81,008	75,263
Velocity Commercial Capital Loan Trust,
Series 2016-2, Class AFX,
2.997%, due 10/25/46[3]	1,050	1,049
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	499,007
Series 2018-C46, Class A4,
4.152%, due 08/15/51	170,000	189,010
Total mortgage-backed securities (cost—$28,140,064)		28,296,150

Municipal bonds—1.6%
California—0.1%
California State (Build America Bonds)
7.625%, due 03/01/40	25,000	41,643

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Municipal bonds—(continued)
California—(concluded)
San Diego Community College District Refunding, GO Bonds Series A (Taxable)
3.336%, due 08/01/43	180,000	183,222
		224,865
Delaware—0.0%†
State of Delaware General Obligation Bonds Series A
5.000%, due 01/01/30	80,000	105,422

Florida—0.0%†
Miami-Dade County Aviation Revenue Refunding Bonds Series B (Taxable)
3.275%, due 10/01/29	20,000	19,825
Miami-Dade County Water & Sewer Revenue Refunding Bonds Series C (Taxable)
3.490%, due 10/01/42	90,000	93,353
		113,178
Louisiana—0.1%
State of Louisiana General Obligation Bonds
Series A
5.000%, due 03/01/27	130,000	157,443
5.000%, due 03/01/28	130,000	160,625
		318,068
Maryland—0.3%
State of Maryland General Obligation Bonds
Series A
5.000%, due 03/15/27	100,000	124,507
5.000%, due 03/15/28	400,000	509,756
5.000%, due 03/15/29	255,000	331,398
		965,661
Massachusetts—0.3%
Massachusetts Water Resources Authority Revenue Refunding Bonds Series F (Taxable)
3.104%, due 08/01/39	300,000	298,464
The Commonwealth of Massachusetts General Obligation Bonds Series A
5.000%, due 03/01/29	100,000	128,623
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds Series H (Taxable)
2.900%, due 09/01/49	215,000	218,152

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Municipal bonds—(continued)
Massachusetts—(concluded)
University of Massachusetts Building Authority Refunding Revenue Bonds (Taxable),
Series 3,
3.434%, due 11/01/40	280,000	286,838
		932,077
Minnesota—0.0%†
State of Minnesota General Obligation State Various Purpose Bonds Series A
5.000%, due 08/01/29	110,000	140,038

Nebraska—0.1%
University of Nebraska Facilities Corporation Revenue Refunding Bonds Series A (Taxable)
3.037%, due 10/01/49	200,000	206,828

New Jersey—0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds (Build America Bonds)
6.561%, due 12/15/40	105,000	132,083
Rutgers State University Revenue Refunding Bonds Series R (Taxable)
3.270%, due 05/01/43	60,000	61,205
		193,288
New York—0.3%
City of New York General Obligation Bonds,
Series C-1,
5.000%, due 08/01/30	230,000	288,949
City of New York General Obligation Bonds, (Taxable),
Series D-3,
2.220%, due 03/01/35	245,000	228,685
New York State Thruway Authority Revenue Refunding Bonds Series M (Taxable)
2.900%, due 01/01/35	150,000	147,170
Port Authority of New York & New Jersey Revenue Refunding Bonds
4.458%, due 10/01/62	200,000	247,748
		912,552
North Carolina—0.2%
County of Mecklenburg North Carolina General Obligation Public Improvement Bonds
5.000%, due 03/01/30	70,000	90,404
State of North Carolina Department of State Treasurer General Obligation Bonds, Series B
5.000%, due 06/01/30	300,000	389,391
		479,795
Ohio—0.0%†
Cleveland Ohio Airport System Revenue Refunding Bonds Series A (Taxable)
2.882%, due 01/01/31	90,000	89,727

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Municipal bonds—(concluded)
Oregon—0.0%†
Oregon State Department of Transportation Highway User Tax Revenue Series A
3.168%, due 11/15/38	105,000	107,785

Pennsylvania—0.0%†
Pennsylvania State University Bonds, Series B (Taxable)
2.758%, due 09/01/40	100,000	100,413

Texas—0.1%
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series A (Taxable)
2.986%, due 11/01/41	220,000	207,110

Utah—0.0%†
Utah Transit Authority Sales Tax Revenue Bonds, Series B (Taxable)
5.937%, due 06/15/39	85,000	120,383

Virginia—0.0%†
City Of Richmond Virginia Public Utility Revenue Refunding Bonds, Series B
3.537%, due 01/15/43	60,000	63,563

Washington—0.0%†
University of Washington General Revenue Bonds Series B (Taxable)
5.400%, due 06/01/36	85,000	118,301
Total municipal bonds (cost—$5,356,069)		5,399,054

Non-U.S. government agency obligations—2.6%
Argentine Republic Government International Bond
5.875%, due 01/11/28	1,322,000	323,890
Chile Government International Bond
3.240%, due 02/06/28	130,000	139,303
Colombia Government International Bond
3.000%, due 01/30/30[5]	850,000	775,625
3.875%, due 04/25/27	570,000	562,341
4.500%, due 03/15/29	75,000	75,938
Corp. Financiera de Desarrollo SA
4.750%, due 07/15/25[1]	325,000	339,523
Indonesia Government International Bond
2.850%, due 02/14/30[5]	390,000	377,862
3.850%, due 10/15/30[5]	200,000	207,262
4.100%, due 04/24/28	111,000	116,654

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*		Value ($)
Non-U.S. government agency obligations—(concluded)
Mexico Government International Bond
3.250%, due 04/16/30[5]		805,000	730,537
3.750%, due 01/11/28		771,000	748,593
4.125%, due 01/21/26[5]		523,000	532,806
4.150%, due 03/28/27[5]		226,000	226,777
4.500%, due 04/22/29		890,000	894,450
Panama Government International Bond
3.750%, due 03/16/25		250,000	262,578
3.875%, due 03/17/28		190,000	204,844
Philippine Government International Bond
3.000%, due 02/01/28		600,000	631,818
Saudi Government International Bond
4.375%, due 04/16/29[1]		200,000	222,760
Spain Government Bond
0.500%, due 04/30/30[1,4]	EUR	805,000	861,809
Uruguay Government International Bond
4.375%, due 10/27/27		375,000	408,516
4.375%, due 01/23/31		185,000	203,558
4.500%, due 08/14/24		85,000	90,870
Total Non-U.S. government agency obligations (cost—$9,507,942)			8,938,314

U.S. government agency obligations—36.0%
FHLB
4.000%, due 09/01/28		680,000	825,600
FHLMC
3.000%, due 09/01/27		41,544	43,832
3.000%, due 07/01/28		22,490	23,728
3.000%, due 10/01/43		427,107	458,744
3.000%, due 06/01/46		200,220	212,362
3.000%, due 10/01/46		1,988,955	2,143,145
3.500%, due 04/01/42		17,523	19,084
3.500%, due 08/01/42		24,189	26,270
3.500%, due 11/01/42		9,930	10,723
3.500%, due 06/01/44		8,445	9,193
3.500%, due 07/01/47		14,192	15,606
3.500%, due 10/01/47		75,528	83,718
3.500%, due 12/01/47		66,654	73,882
3.500%, due 01/01/48		335,506	363,373
4.000%, due 09/01/40		35,366	39,058
4.000%, due 07/01/44		31,979	34,986
4.000%, due 07/01/46		38,203	41,997
4.000%, due 08/01/46		19,408	21,302
4.000%, due 09/01/46		2,858	3,142

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 10/01/46	6,415	7,052
4.000%, due 01/01/47	827,642	916,550
4.000%, due 02/01/47	90,709	99,683
4.500%, due 07/01/47	420,177	467,150
4.500%, due 08/01/48	213,451	237,206
5.000%, due 02/01/42	544,728	622,050
5.000%, due 09/01/43	203,500	225,227
6.250%, due 07/15/32	302,000	475,718
6.750%, due 03/15/31	82,000	128,470
FNMA
2.000%, due 10/01/31	19,691	20,322
2.000%, due 11/01/31	250,878	258,922
2.000%, due 12/01/31	26,732	27,588
2.000%, due 03/01/32	164,936	170,224
2.500%, due 04/01/32	4,656,745	4,893,822
2.500%, due 05/01/50	1,182,000	1,228,201
3.000%, due 07/01/29	428,642	456,158
3.000%, due 10/01/29	39,120	41,660
3.000%, due 01/01/30	240,769	255,668
3.000%, due 01/01/31	1,162,914	1,236,933
3.000%, due 09/01/31	39,366	41,977
3.000%, due 04/01/32	25,995	27,491
3.000%, due 09/01/32	466,984	498,748
3.000%, due 03/01/33[9]	460,102	486,690
3.000%, due 11/01/39[9]	346,349	366,276
3.000%, due 01/01/40	30,374	32,110
3.000%, due 02/01/40	1,160,064	1,225,318
3.000%, due 11/01/46	488,763	521,936
3.000%, due 03/01/47[9]	5,562,789	5,981,967
3.000%, due 04/01/47	2,557,795	2,737,196
3.000%, due 03/01/50	443,540	468,722
3.000%, due 04/01/50	680,750	719,041
3.000%, due 05/01/50	1,876,000	1,981,523
3.000%, due 05/01/50[9]	1,120,000	1,182,999
3.000%, due 05/01/50[7]	80,724	86,430
3.000%, due 05/01/50[7,9]	61,287	65,620
3.500%, due 12/01/29	42,241	45,181
3.500%, due 08/01/30	184,283	196,800
3.500%, due 02/01/32	378,426	405,800
3.500%, due 04/01/32	889,288	962,458
3.500%, due 05/01/32	638,374	688,736
3.500%, due 05/01/39	33,833	35,894
3.500%, due 12/01/39	91,189	96,837

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 01/01/40	321,645	340,127
3.500%, due 02/01/40	99,664	105,604
3.500%, due 04/01/42	2,947	3,178
3.500%, due 12/01/42	5,527	5,958
3.500%, due 05/01/43	7,823	8,518
3.500%, due 07/01/43	51,900	56,871
3.500%, due 11/01/43	11,354	12,248
3.500%, due 12/01/43	11,995,563	12,945,044
3.500%, due 02/01/45	6,063	6,557
3.500%, due 07/01/45	30,310	33,600
3.500%, due 08/01/45	6,322	6,864
3.500%, due 10/01/45	52,003	56,175
3.500%, due 11/01/45	72,050	79,200
3.500%, due 12/01/45	31,221	34,610
3.500%, due 03/01/46	409,244	446,298
3.500%, due 04/01/46	59,967	64,555
3.500%, due 06/01/46	39,940	43,221
3.500%, due 11/01/46	397,489	430,925
3.500%, due 12/01/46	81,104	88,409
3.500%, due 01/01/47	30,944	34,222
3.500%, due 02/01/47	474,342	516,188
3.500%, due 03/01/47	45,047	49,107
3.500%, due 04/01/47	590,667	643,907
3.500%, due 05/01/47	290,896	317,454
3.500%, due 06/01/47	97,915	106,929
3.500%, due 07/01/47	33,025	36,132
3.500%, due 11/01/47	47,447	52,575
3.500%, due 12/01/47	405,808	443,966
3.500%, due 01/01/48	297,081	326,620
3.500%, due 02/01/50[7]	84,297	90,705
4.000%, due 09/01/33	22,290	23,639
4.000%, due 10/01/33	346,602	373,058
4.000%, due 11/01/33	463,789	498,082
4.000%, due 01/01/42	583,112	640,892
4.000%, due 02/01/42	2,703,804	2,958,840
4.000%, due 03/01/43	41,369	45,826
4.000%, due 10/01/43	139,910	152,982
4.000%, due 08/01/44	86,333	97,740
4.000%, due 01/01/45	211,867	237,629
4.000%, due 05/01/45	66,510	75,279
4.000%, due 07/01/46	1,761,115	1,925,811
4.000%, due 11/01/46	29,919	33,863
4.000%, due 01/01/47	43,355	49,050

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 03/01/47	601,514	665,904
4.000%, due 05/01/47	53,074	58,305
4.000%, due 07/01/47	188,720	204,049
4.000%, due 08/01/47	118,343	130,007
4.000%, due 02/01/48	27,335	30,127
4.000%, due 04/01/48	623,256	690,790
4.500%, due 04/01/41	3,108,138	3,454,301
4.500%, due 11/01/45	12,831	14,487
4.500%, due 12/01/45	62,619	69,517
4.500%, due 07/01/46	138,587	157,127
4.500%, due 10/01/47	45,501	51,372
4.500%, due 12/01/47	90,526	99,597
4.500%, due 05/01/48	687,453	763,733
5.000%, due 09/01/31	316,732	351,995
5.000%, due 01/01/44	72,234	80,484
5.000%, due 03/01/44	154,489	172,156
GNMA
3.000%, due 02/15/45	106,112	112,849
3.000%, due 04/20/45	263,024	281,192
3.000%, due 07/20/45	39,578	42,157
3.000%, due 10/20/45	70,718	75,524
3.000%, due 05/20/46	17,336	18,515
3.000%, due 06/20/46	224,066	239,247
3.000%, due 07/20/46	452,356	482,947
3.000%, due 09/20/46	910,316	972,491
3.000%, due 11/20/46	18,767	19,995
3.000%, due 12/20/46	53,908	57,589
3.500%, due 04/20/43	69,606	76,238
3.500%, due 05/20/43	70,115	76,796
3.500%, due 05/20/45	362,497	390,152
3.500%, due 03/20/46[9]	3,529,603	3,799,672
3.500%, due 04/20/46[9]	2,312,305	2,492,062
3.500%, due 05/20/46	437,006	470,188
3.500%, due 07/20/46	165,861	178,070
4.000%, due 04/20/39	3,900	4,296
4.000%, due 04/20/42	80,891	89,538
4.000%, due 08/20/44	652,859	714,323
4.000%, due 06/15/47	21,333	22,741
4.000%, due 06/20/47	750,632	813,836
4.000%, due 09/15/47	40,045	42,561
4.000%, due 10/15/47	160,686	171,498
4.000%, due 11/15/47	29,129	31,393
4.000%, due 12/15/47	87,636	93,245

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*	Value ($)
U.S. government agency obligations—(concluded)
4.000%, due 01/15/48	182,940	194,653
4.500%, due 07/20/40	8,158	8,982
4.500%, due 08/20/40	7,857	8,650
4.500%, due 09/20/40	12,657	13,997
4.500%, due 10/20/40	14,109	15,533
4.500%, due 06/20/44	396,045	435,104
4.500%, due 03/15/47	29,605	32,826
4.500%, due 04/15/47	78,434	87,308
4.500%, due 05/15/47	25,860	28,870
4.500%, due 09/20/48	131,119	142,831
4.500%, due 03/20/49	239,846	257,214
4.500%, due 01/20/50	200,553	214,641
4.500%, due 02/20/50	285,408	306,413
4.500%, due 03/20/50	291,925	313,558
4.500%, due 04/20/50	431,000	464,409
GNMA TBA
3.000%	5,649,500	6,012,128
3.500%	6,530,000	6,927,853
4.000%	3,401,500	3,619,946
5.000%	1,200,000	1,299,355
UMBS TBA
2.500%[9]	3,074,000	3,200,923
3.000%[9]	9,254,000	9,768,754
3.500%[9]	705,000	745,097
4.000%[9]	3,106,000	3,308,797
4.000%	4,800,000	5,117,527
4.500%[9]	693,000	747,360
5.000%	110,000	119,597
Total U.S. government agency obligations
(cost—$117,529,135)		121,727,949

U.S. Treasury obligations—11.5%
U.S. Treasury Bonds
2.000%, due 02/15/50	350,000	411,223
2.250%, due 08/15/49	45,000	55,506
2.875%, due 05/15/49	605,000	837,830
3.000%, due 02/15/47	6,234,000	8,683,037
3.000%, due 02/15/48	1,030,000	1,441,799
3.000%, due 08/15/48	695,000	977,289
3.000%, due 02/15/49	275,000	388,470
3.125%, due 11/15/41	3,015,000	4,132,081
3.625%, due 08/15/43	1,655,000	2,453,731
3.625%, due 02/15/44	3,535,000	5,266,874

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount*	Value ($)
U.S. Treasury obligations—(concluded)
4.375%, due 05/15/40	120,000	191,316
4.750%, due 02/15/37	2,175,000	3,497,502
U.S. Treasury Inflation Index Bonds (TIPS)
0.250%, due 02/15/50	311,882	347,699
1.000%, due 02/15/48	1,332,103	1,742,699
1.000%, due 02/15/49	20,558	27,258
U.S. Treasury Inflation Index Notes (TIPS)
0.125%, due 01/15/30	829,298	875,077
0.500%, due 04/15/24	728,148	746,862
0.625%, due 04/15/23	3,383,249	3,435,517
U.S. Treasury Notes
0.375%, due 04/30/25	1,300,000	1,300,965
0.500%, due 04/30/27	1,235,000	1,232,009
1.500%, due 02/15/30	460,000	497,375
2.125%, due 12/31/21	105,000	108,351
2.500%, due 02/28/26	70,000	78,211
Total U.S. Treasury obligations
(cost—$30,910,098)		38,728,681

	Number of shares
Short-term investments—2.7%
Investment companies—2.7%
State Street Institutional U.S. Government Money Market Fund
(cost—$9,199,086)	9,199,086	9,199,086
Investment of cash collateral from securities loaned—3.1%
Money market funds—3.1%
State Street Navigator Securities Lending Government Money Market Portfolio
(cost—$10,328,313)	10,328,313	10,328,313

	Number of contracts	Notional amount
Options purchased—0.0%†
Call options—0.0%†
90-Day Eurodollar Futures, strike @ $99.50, expires
05/15/20	10	EUR	2,487,500	3,938

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of contracts	Notional amount		Value($)
Options purchased—(concluded)
Call options—(concluded)
90-Day Eurodollar Futures, strike @ $99.75, expires 12/13/21	134	EUR	33,416,250	41,875
Total				45,813

Put options—0.0%†
Eurodollar 2 Year Mid-Curve Options, strike @ $98.25, expires 06/12/20	29	EUR	7,123,125	181
Total options purchased (cost—$30,936)				45,994

Swaptions purchased—0.6%
Call swaptions—0.5%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.773% expires 11/23/20 (Counterparty: GS; pay floating rate); underlying swap terminates 11/25/50	340,000	USD	340,000	17,015
3 Month USD LIBOR Interest Rate Swap, strike @ 0.890% expires 04/30/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/02/35	440,000	USD	440,000	22,938
3 Month USD LIBOR Interest Rate Swap, strike @ 1.200% expires 09/23/20 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/25/22	11,900,000	USD	11,900,000	216,969
3 Month USD LIBOR Interest Rate Swap, strike @ 1.209% expires 02/28/22 (Counterparty: GS; pay floating rate); underlying swap terminates 03/02/32	1,040,000	USD	1,040,000	61,684
3 Month USD LIBOR Interest Rate Swap, strike @ 1.250% expires 08/10/20 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/12/22	7,970,000	USD	7,970,000	153,130
3 Month USD LIBOR Interest Rate Swap, strike @ 1.465% expires 08/16/21 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/18/31	1,220,000	USD	1,220,000	96,034
3 Month USD LIBOR Interest Rate Swap, strike @ 1.495% expires 02/25/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/27/35	680,000	USD	680,000	57,568
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500% expires 06/01/20 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 06/03/22	4,308,750	USD	4,308,750	103,527
3 Month USD LIBOR Interest Rate Swap, strike @ 1.772% expires 11/05/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 11/07/25	6,610,000	USD	6,610,000	79,373
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	189,022
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	57,759

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions purchased—(continued)
Call swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	220,678
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/11/24	1,086,500	USD	1,086,500	223,077
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	65,564
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	65,854
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	66,151
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	66,971
6 Month EURIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	42,546
5 Year Constant Maturity Swaps, strike @0.300% expires 02/14/22 (Counterparty : BOA; pay floating rate); underlying swap terminates 02/14/22	21,650,000	USD	21,650,000	46,752
Total				1,852,612

Put swaptions—0.1%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.773% expires 11/23/20 (Counterparty: GS; pay floating rate); underlying swap terminates 11/25/50	340,000	USD	340,000	23,912
3 Month USD LIBOR Interest Rate Swap, strike @ 0.890% expires 04/30/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/02/35	440,000	USD	440,000	24,195
3 Month USD LIBOR Interest Rate Swap, strike @ 1.150% expires 04/07/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 04/11/52	560,000	USD	560,000	37,831
3 Month USD LIBOR Interest Rate Swap, strike @ 1.209% expires 02/28/22 (Counterparty: GS; pay floating rate); underlying swap terminates 03/02/32	1,040,000	USD	1,040,000	17,411
3 Month USD LIBOR Interest Rate Swap, strike @ 1.350% expires 09/04/20 (Counterparty: GS; pay floating rate); underlying swap terminates 09/08/50	285,000	USD	285,000	2,788
3 Month USD LIBOR Interest Rate Swap, strike @ 1.465% expires 08/16/21 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/18/31	1,220,000	USD	1,220,000	8,499
3 Month USD LIBOR Interest Rate Swap, strike @ 1.495% expires 02/25/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/27/35	680,000	USD	680,000	21,396
3 Month USD LIBOR Interest Rate Swap, strike @ 1.712% expires 05/19/20 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/21/30	732,500	USD	732,500	0

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions purchased—(continued)
Put swaptions—(continued)
3 Month USD LIBOR Interest Rate Swap, strike @ 1.772% expires 11/05/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 11/07/25	6,610,000	USD	6,610,000	8,495
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250% expires 08/02/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/04/32	1,170,000	USD	1,170,000	5,132
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250% expires 08/08/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/10/32	1,190,000	USD	1,190,000	5,283
3 Month USD LIBOR Interest Rate Swap, strike @ 2.350% expires 07/13/20 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 07/15/30	2,425,000	USD	2,425,000	1
3 Month USD LIBOR Interest Rate Swap, strike @ 2.500% expires 06/13/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/17/34	1,150,000	USD	1,150,000	10,296
3 Month USD LIBOR Interest Rate Swap, strike @ 2.500% expires 06/20/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/24/34	1,150,000	USD	1,150,000	10,378
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	17,585
3 Month USD LIBOR Interest Rate Swap, strike @ 2.850% expires 05/09/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/11/52	1,430,000	USD	1,430,000	7,301
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	8,789
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	5,119
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/11/34	1,086,500	USD	1,086,500	4,897
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	8,810
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	4,901
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	4,852
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	4,778
3 Month USD LIBOR Interest Rate Swap, strike @ 3.800% expires 06/07/21 (Counterparty: GS; pay floating rate); underlying swap terminates 06/09/51	1,230,000	USD	1,230,000	203

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions purchased—(concluded)
Put swaptions—(concluded)
5 Year Constant Maturity Swaps, strike @ 0.350% expires 07/08/20 (Counterparty: GS; pay floating rate); underlying swap terminates 07/08/20	5,760,000	USD	5,760,000	2,555
5 Year Constant Maturity Swaps, strike @ 0.400% expires 06/29/20 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 06/29/20	5,690,000	USD	5,690,000	3,315
6 Month EURIBOR Interest Rate Swap, strike @ 0.000% expires 06/22/20 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 06/24/22	8,447,000	EUR	8,447,000	533
6 Month EURIBOR Interest Rate Swap, strike @ 0.000% expires 06/23/20 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/25/22	3,169,000	EUR	3,169,000	206
6 Month EURIBOR Interest Rate Swap, strike @ 0.000% expires 06/24/20 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/26/22	3,169,000	EUR	3,169,000	211
6 Month EURIBOR Interest Rate Swap, strike @ 0.000% expires 06/26/20 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/30/22	3,169,000	EUR	3,169,000	221
6 Month EURIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	498
Total				250,391
Total swaptions purchased (cost—$1,445,759)				2,103,003
Total investments before investments sold short (cost — $375,979,032)[10] — 116.1%				392,648,494

		Face
		amount*		Value ($)
Investments sold short—(9.5)%
U.S. government agency obligations—(9.5)%
FNMA TBA
3.000%			(7,570,000)	(7,981,887)
GNMA TBA
3.500%			(5,632,800)	(5,976,049)
UMBS TBA
2.500%			(3,469,000)	(3,621,970)
3.000%			(9,424,852)	(9,948,998)
3.500%			(2,495,452)	(2,636,326)
4.000%			(1,150,000)	(1,222,215)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount*	Value ($)
Investments sold short—(concluded)
U.S. government agency obligations—(concluded)
4.500%	(640,000)	(690,203)
Total investments sold short
(proceeds—$32,023,682)		(32,077,648)
Liabilities in excess of other assets—(6.6)%		(22,299,069)
Net assets—100.0%		$338,271,777

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Call options	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	16,646,150	67	Eurodollar 1 Year Mid-Curve Options, strike @ 99.38	12/13/21	29,203	(69,513)	(40,310)

Swaptions written
					Pay/
Notional		Number			receive				Unrealized
amount		of			floating	Expiration	Premiums	Current	appreciation
(000)		contracts	Call swaptions	Counterparty	rate	date	received($)	value($)	(depreciation)($)
USD	6,610	6,610,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.37%, terminating 03/19/22	BOA	Receive	03/17/21	10,906	(10,622)	284
USD	460	460,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.50%, terminating 07/01/30	BOA	Receive	06/29/20	2,576	(2,056)	520
USD	470	470,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.55%, terminating 06/24/30	BOA	Receive	06/22/20	3,337	(2,538)	799
USD	2,190	2,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.61%, terminating 04/12/24	BOA	Receive	04/06/23	8,103	(8,554)	(451)
USD	1,360	1,360,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.66%, terminating 07/24/30	GS	Receive	07/22/20	20,468	(16,696)	3,772
USD	340	340,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.68%, terminating 04/08/31	BOA	Receive	04/06/21	9,282	(7,608)	1,674
USD	3,850	3,850,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.69%, terminating 04/13/24	JPMCB	Receive	04/11/23	14,823	(16,958)	(2,135)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions written—(continued)
Call swaptions written—(continued)
USD	23,800	23,800,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.70%, terminating 09/25/22	BOA	Receive	09/23/20	34,618	(196,885)	(162,267)
USD	678	677,500	3 Month USD LIBOR Interest Rate Swap strike @ 0.71%, terminating 04/07/31	BOA	Receive	04/01/21	19,309	(16,025)	3,284
USD	320	320,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.72%, terminating 04/20/31	BOA	Receive	04/16/21	8,832	(7,842)	990
USD	1,020	1,020,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 04/07/31	BOA	Receive	04/01/21	28,445	(25,570)	2,875
USD	400	400,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 04/08/31	BOA	Receive	04/06/21	10,480	(10,167)	313
USD	1,040	1,040,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 04/21/31	BOA	Receive	04/19/21	28,860	(26,870)	1,990
USD	690	690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 05/04/32	BOA	Receive	04/29/22	23,874	(23,157)	717
USD	15,950	15,950,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.75%, terminating 08/12/22	BOA	Receive	08/10/20	32,897	(147,198)	(114,301)
USD	320	320,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.77%, terminating 04/19/31	BOA	Receive	04/15/21	8,816	(8,633)	183
USD	370	370,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.80%, terminating 04/19/31	BOA	Receive	04/15/21	10,008	(10,618)	(610)
USD	273	272,500	3 Month USD LIBOR Interest Rate Swap strike @ 0.85%, terminating 04/09/31	BOA	Receive	04/07/21	7,139	(8,635)	(1,496)
USD	680	680,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.88%, terminating 04/12/31	BOA	Receive	04/08/21	18,462	(22,943)	(4,481)
USD	340	340,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.88%, terminating 04/16/31	BOA	Receive	04/14/21	9,265	(11,386)	(2,121)
USD	8,618	8,617,500	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 06/03/22	JPMCB	Receive	06/01/20	12,898	(120,937)	(108,039)
USD	1,530	1,530,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.20%, terminating 08/19/30	JPMCB	Receive	08/17/20	28,458	(83,377)	(54,919)
USD	1,445	1,445,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.39%, terminating 08/25/50	GS	Receive	08/21/20	46,240	(229,372)	(183,132)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions written—(continued)
Call swaptions written—(continued)
USD	1,220	1,220,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.42%, terminating 08/19/30	BOA	Receive	08/17/20	31,720	(92,109)	(60,389)
USD	1,100	1,100,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.45%, terminating 02/01/32	BOA	Receive	01/28/22	25,713	(85,777)	(60,064)
USD	3,500	3,500,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.51%, terminating 12/16/22	BOA	Receive	12/14/20	16,713	(84,835)	(68,122)
USD	3,498	3,497,500	3 Month USD LIBOR Interest Rate Swap strike @ 1.54%, terminating 12/15/22	GS	Receive	12/11/20	16,701	(86,873)	(70,172)
USD	6,610	6,610,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.58%, terminating 11/09/21	JPMCB	Receive	11/05/20	15,633	(85,915)	(70,282)
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.61%, terminating 09/16/30	BOA	Receive	09/14/20	18,611	(70,240)	(51,629)
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.63%, terminating 11/04/30	BOA	Receive	11/02/20	18,281	(70,547)	(52,266)
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.64%, terminating 11/04/30	JPMCB	Receive	11/02/20	18,094	(71,842)	(53,748)
USD	1,490	1,490,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.73%, terminating 11/23/30	BOA	Receive	11/19/20	35,909	(155,349)	(119,440)
USD	1,520	1,520,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.19%, terminating 06/15/30	JPMCB	Receive	06/11/20	33,440	(230,098)	(196,658)
USD	1,630	1,629,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.78%, terminating 03/10/31	BOA	Receive	03/08/21	48,922	(333,127)	(284,205)
USD	6,125	6,125,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 06/02/22	GS	Receive	05/29/20	45,019	(318,900)	(273,881)
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Receive	03/12/29	46,154	(179,710)	(133,556)
USD	17,970	17,970,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.06%, terminating 05/11/22	GS	Receive	05/07/20	120,174	(990,562)	(870,388)
USD	1,910	1,910,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.08%, terminating 05/18/22	GS	Receive	05/14/20	12,870	(106,379)	(93,509)
EUR	1,690	1,690,000	6 Month EURIBOR Interest Rate Swap strike @ 0.02%, terminating 04/11/27	BOA	Receive	04/07/22	22,899	(33,074)	(10,175)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions written—(continued)
Call swaptions written—(concluded)
EUR	760	760,000	6 Month EURIBOR Interest Rate Swap strike @ 0.04%, terminating 09/15/27	BOA	Receive	09/13/22	12,206	(14,618)	(2,412)
EUR	755	755,000	6 Month EURIBOR Interest Rate Swap strike @ 0.11%, terminating 09/14/27	BOA	Receive	09/12/22	11,570	(12,714)	(1,144)
EUR	1,460	1,460,000	6 Month EURIBOR Interest Rate Swap strike @ 0.12%, terminating 04/06/27	BOA	Receive	04/04/22	19,768	(23,339)	(3,571)
USD	10,825	10,825,000	5 Year Constant Maturity Swaps strike @ 0.55%, terminating 02/14/22	JPCMB	Receive	02/14/22	8,768	(11,359)	(2,591)
USD	10,825	10,825,000	5 Year Constant Maturity Swaps strike @ 0.55%, terminating 02/14/22	GS	Receive	02/14/22	11,231	(11,360)	(129)
Total							988,492	(4,083,374)	(3,094,882)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	11,520	11,520,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.25%, terminating 07/08/20	GS	Pay	07/08/20	5,760	(2,317)	3,443
USD	11,380	11,380,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.30%, terminating 06/29/20	JPMCB	Pay	06/29/20	5,690	(2,923)	2,767
USD	6,610	6,610,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.37%, terminating 03/19/22	BOA	Pay	03/17/21	10,907	(4,049)	6,858
USD	5,560	5,560,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.55%, terminating 04/25/23	GS	Pay	04/21/22	9,730	(6,563)	3,167
USD	5,860	5,860,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.60%, terminating 09/28/22	GS	Pay	09/24/20	7,764	(711)	7,053
USD	2,190	2,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.61%, terminating 04/12/24	BOA	Pay	04/06/23	8,103	(4,974)	3,129
USD	1,360	1,360,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.66%, terminating 07/24/30	GS	Pay	07/22/20	20,468	(15,906)	4,562
USD	340	340,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.68%, terminating 04/08/31	BOA	Pay	04/06/21	9,282	(8,466)	816
USD	3,850	3,850,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.69%, terminating 04/13/24	JPMCB	Pay	04/11/23	14,823	(7,767)	7,056
USD	678	677,500	3 Month USD LIBOR Interest Rate Swap strike @ 0.71%, terminating 04/07/31	BOA	Pay	04/01/21	19,309	(15,891)	3,418

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions written—(continued)
Put swaptions written—(continued)
USD	320	320,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.72%, terminating 04/20/31	BOA	Pay	04/16/21	8,832	(7,548)	1,284
USD	1,020	1,020,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 04/07/31	BOA	Pay	04/01/21	28,445	(22,615)	5,830
USD	400	400,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 04/08/31	BOA	Pay	04/06/21	10,480	(8,820)	1,660
USD	1,040	1,040,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 04/21/31	BOA	Pay	04/19/21	28,860	(23,378)	5,482
USD	690	690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 05/04/32	BOA	Pay	04/29/22	23,874	(24,729)	(855)
USD	320	320,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.77%, terminating 04/19/31	BOA	Pay	04/15/21	8,816	(6,843)	1,973
USD	370	370,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.80%, terminating 04/19/31	BOA	Pay	04/15/21	10,009	(7,422)	2,587
USD	460	460,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.80%, terminating 07/01/30	BOA	Pay	06/29/20	2,093	(2,130)	(37)
USD	273	272,500	3 Month USD LIBOR Interest Rate Swap strike @ 0.85%, terminating 04/09/31	BOA	Pay	04/07/21	7,139	(4,779)	2,360
USD	470	470,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.85%, terminating 06/24/30	BOA	Pay	06/22/20	2,984	(1,382)	1,602
USD	680	680,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.88%, terminating 04/12/31	BOA	Pay	04/08/21	18,462	(11,165)	7,297
USD	340	340,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.88%, terminating 04/16/31	BOA	Pay	04/14/21	9,265	(5,721)	3,544
USD	1,400	1,400,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 04/11/32	BOA	Pay	04/07/22	50,994	(34,445)	16,549
USD	2,960	2,960,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 10/07/22	GS	Pay	10/05/20	3,552	(8)	3,544
USD	3,200	3,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.05%, terminating 10/06/22	GS	Pay	10/02/20	3,760	(5)	3,755
USD	3,200	3,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.05%, terminating 10/06/22	GS	Pay	10/02/20	5,632	(5)	5,627

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions written—(continued)
Put swaptions written—(continued)
USD	1,220	1,220,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.42%, terminating 08/19/30	BOA	Pay	08/17/20	31,720	(604)	31,116
USD	3,500	3,500,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.51%, terminating 12/16/22	BOA	Pay	12/14/20	16,713	(3)	16,710
USD	3,498	3,497,500	3 Month USD LIBOR Interest Rate Swap strike @ 1.54%, terminating 12/15/22	GS	Pay	12/11/20	16,701	(2)	16,699
USD	6,610	6,610,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.58%, terminating 11/09/21	JPMCB	Pay	11/05/20	15,633	(1)	15,632
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/02/32	BOA	Pay	02/28/22	13,688	(6,546)	7,142
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/07/32	BOA	Pay	03/03/22	13,350	(6,608)	6,742
USD	743	743,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/08/32	BOA	Pay	03/04/22	12,260	(6,562)	5,698
USD	1,185	1,185,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/08/32	GS	Pay	03/04/22	20,145	(10,465)	9,680
USD	1,530	1,530,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 08/19/30	JPMCB	Pay	08/17/20	28,458	(325)	28,133
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.61%, terminating 09/16/30	BOA	Pay	09/14/20	18,611	(254)	18,357
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.63%, terminating 11/04/30	BOA	Pay	11/02/20	18,281	(485)	17,796
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.64%, terminating 11/04/30	JPMCB	Pay	11/02/20	18,094	(452)	17,642
USD	1,490	1,490,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.73%, terminating 11/23/30	BOA	Pay	11/19/20	35,909	(843)	35,066
USD	570	570,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.75%, terminating 08/11/30	BOA	Pay	08/07/20	9,590	(47)	9,543
USD	1,480	1,480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.76%, terminating 09/18/30	BOA	Pay	09/16/20	37,222	(271)	36,951
USD	800	800,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.85%, terminating 02/24/32	BOA	Pay	02/22/22	14,080	(4,539)	9,541

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions written—(continued)
Put swaptions written—(continued)
USD	800	800,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.85%, terminating 02/24/32	BOA	Pay	02/22/22	13,680	(4,539)	9,141
USD	1,100	1,100,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.95%, terminating 02/01/32	BOA	Pay	01/28/22	25,713	(4,944)	20,769
USD	1,210	1,210,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.95%, terminating 07/15/30	JPMCB	Pay	07/13/20	13,103	(9)	13,094
USD	640	640,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.00%, terminating 08/05/30	JPMCB	Pay	08/03/20	9,536	(12)	9,524
USD	7,190	7,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.00%, terminating 12/01/22	JPMCB	Pay	11/27/20	9,347	(1)	9,346
USD	1,110	1,110,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.10%, terminating 01/10/32	BOA	Pay	01/06/22	25,461	(3,687)	21,774
USD	1,090	1,090,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.15%, terminating 01/12/32	BOA	Pay	01/10/22	25,425	(3,355)	22,070
USD	18,330	18,330,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.15%, terminating 06/01/22	BOA	Pay	05/27/21	50,866	(81)	50,785
USD	1,520	1,520,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.19%, terminating 06/15/30	JPMCB	Pay	06/11/20	33,440	—	33,440
USD	1,220	1,220,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.25%, terminating 08/22/34	BOA	Pay	08/20/24	36,173	(15,467)	20,706
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.30%, terminating 06/17/30	GS	Pay	06/15/20	16,790	—	16,790
USD	1,160	1,160,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.30%, terminating 07/29/30	GS	Pay	07/27/20	14,210	(3)	14,207
USD	13,480	13,480,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 05/19/22	GS	Pay	05/17/21	27,634	(47)	27,587
USD	820	820,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 07/14/30	GS	Pay	07/10/20	8,491	—	8,491
USD	820	820,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 07/14/30	GS	Pay	07/10/20	8,282	—	8,282
USD	22,730	22,730,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.40%, terminating 06/03/22	BOA	Pay	06/01/21	40,573	(89)	40,484

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions written—(continued)
Put swaptions written—(continued)
USD	3,130	3,130,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 05/11/32	BOA	Pay	05/09/22	92,405	(5,495)	86,910
USD	1,170	1,170,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 08/04/32	JPMCB	Pay	08/02/22	16,029	(2,499)	13,530
USD	1,190	1,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 08/10/32	JPMCB	Pay	08/08/22	14,340	(2,575)	11,765
USD	1,630	1,629,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.78%, terminating 03/10/31	BOA	Pay	03/08/21	49,513	(204)	49,309
USD	22,525	22,525,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 06/02/22	GS	Pay	05/29/20	165,559	(3)	165,556
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.00%, terminating 06/17/34	GS	Pay	06/13/24	31,407	(5,816)	25,591
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.00%, terminating 06/24/34	GS	Pay	06/20/24	28,663	(5,873)	22,790
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Pay	03/12/29	46,154	(13,479)	32,675
USD	17,970	17,970,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.06%, terminating 05/11/22	GS	Pay	05/07/20	120,174	(1)	120,173
USD	1,910	1,910,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.08%, terminating 05/18/22	GS	Pay	05/14/20	12,810	—	12,810
USD	3,000	3,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.15%, terminating 05/07/22	GS	Pay	05/05/20	16,575	—	16,575
USD	1,170	1,170,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 08/04/32	JPMCB	Pay	08/02/22	7,664	(1,292)	6,372
USD	1,190	1,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 08/10/32	JPMCB	Pay	08/08/22	7,080	(1,329)	5,751
USD	4,590	4,590,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 12/31/22	GS	Pay	12/29/20	16,639	(1)	16,638
USD	4,240	4,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.35%, terminating 06/02/22	GS	Pay	05/29/20	15,424	(1)	15,423
USD	4,210	4,210,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.45%, terminating 06/10/22	GS	Pay	06/08/20	17,430	(1)	17,429

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions written—(continued)
Put swaptions written—(continued)
USD	2,660	2,660,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/17/22	GS	Pay	06/15/20	9,908	—	9,908
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/17/34	GS	Pay	06/13/24	18,819	(3,305)	15,514
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/24/34	GS	Pay	06/20/24	17,279	(3,342)	13,937
USD	5,280	5,280,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 08/26/22	GS	Pay	08/24/20	17,820	(1)	17,819
USD	2,600	2,600,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.87%, terminating 06/09/31	GS	Pay	06/07/21	50,575	(141)	50,434
EUR	1,290	1,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/16/23	BOA	Pay	06/14/21	3,563	(611)	2,952
EUR	1,250	1,250,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/16/23	BOA	Pay	06/14/21	3,457	(593)	2,864
EUR	1,290	1,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/22/23	GS	Pay	06/18/21	2,989	(625)	2,364
EUR	1,510	1,510,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/23/23	GS	Pay	06/21/21	3,663	(736)	2,927
EUR	1,400	1,400,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/29/23	BOA	Pay	06/25/21	3,342	(696)	2,646
EUR	1,500	1,500,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 07/05/23	JPMCB	Pay	07/01/21	3,047	(761)	2,286
EUR	1,520	1,520,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 07/21/23	GS	Pay	07/19/21	2,862	(818)	2,044
EUR	2,160	2,160,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 07/29/25	BOA	Pay	07/27/20	6,861	(1,006)	5,855
EUR	1,690	1,690,000	6 Month EURIBOR Interest Rate Swap strike @ 0.02%, terminating 04/11/27	BOA	Pay	04/07/22	22,899	(12,305)	10,594
EUR	760	760,000	6 Month EURIBOR Interest Rate Swap strike @ 0.04%, terminating 09/15/27	BOA	Pay	09/13/22	12,206	(7,716)	4,490
EUR	2,840	2,840,000	6 Month EURIBOR Interest Rate Swap strike @ 0.05%, terminating 06/14/23	BOA	Pay	06/10/21	7,313	(1,148)	6,165

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions written—(concluded)
Put swaptions written—(concluded)
EUR	1,460	1,460,000	6 Month EURIBOR Interest Rate Swap strike @ 0.05%, terminating 07/06/23	JPMCB	Pay	07/02/21	3,046	(873)	2,173
EUR	1,840	1,840,000	6 Month EURIBOR Interest Rate Swap strike @ 0.08%, terminating 06/03/23	BOA	Pay	06/01/21	5,511	(658)	4,853
EUR	5,550	5,550,000	6 Month EURIBOR Interest Rate Swap strike @ 0.10%, terminating 03/31/23	GS	Pay	03/29/21	20,872	(1,470)	19,402
EUR	4,290	4,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.10%, terminating 04/14/23	GS	Pay	04/12/21	14,310	(1,183)	13,127
EUR	2,778	2,777,600	6 Month EURIBOR Interest Rate Swap strike @ 0.11%, terminating 06/01/23	GS	Pay	05/28/21	7,816	(901)	6,915
EUR	755	755,000	6 Month EURIBOR Interest Rate Swap strike @ 0.11%, terminating 09/14/27	BOA	Pay	09/12/22	11,570	(8,742)	2,828
EUR	1,460	1,460,000	6 Month EURIBOR Interest Rate Swap strike @ 0.12%, terminating 04/06/27	BOA	Pay	04/04/22	19,768	(13,113)	6,655
EUR	8,560	8,560,000	6 Month EURIBOR Interest Rate Swap strike @ 0.12%, terminating 04/12/23	GS	Pay	04/08/21	32,104	(2,215)	29,889
EUR	4,250	4,250,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 04/21/23	GS	Pay	04/19/21	15,272	(1,051)	14,221
EUR	3,450	3,450,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 08/11/23	GS	Pay	08/09/21	5,101	(3,305)	1,796
EUR	1,940	1,940,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 08/11/23	BOA	Pay	08/09/21	2,880	(1,859)	1,021
EUR	4,290	4,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.16%, terminating 04/14/23	GS	Pay	04/12/21	14,443	(1,009)	13,434
EUR	6,270	6,270,000	6 Month EURIBOR Interest Rate Swap strike @ 0.25%, terminating 09/07/23	BOA	Pay	09/03/21	11,072	(9,598)	1,474
Total							2,022,446	(419,153)	1,603,293
Total swaptions written							3,010,938	(4,502,527)	(1,491,589)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Futures contracts

				Current		Unrealized
Number of			Expiration	notional		appreciation
contracts	Currency		date	amount($)	Value($)	(depreciation)($)
Interest rate futures buy contracts:
27	EUR	Call Options on Euro EMR0 Futures 05/15/20, strike @ EUR 100.37	May 2020	2,554	1,849	(705)
14	EUR	Italian Government Bond Futures	June 2020	2,067,501	2,126,387	58,886
9	USD	90-Day Eurodollar Futures	June 2022	2,214,578	2,243,138	28,560
U.S. Treasury futures buy contracts:
24	USD	U.S. Long Bond Futures	June 2020	4,091,727	4,344,750	253,023
200	USD	U.S. Treasury Note 2 Year Futures	June 2020	43,925,941	44,085,938	159,997
140	USD	U.S. Treasury Note 5 Year Futures	June 2020	17,490,469	17,567,812	77,343
16	USD	U.S. Ultra Bond Futures	June 2020	3,646,400	3,596,500	(49,900)
Total				73,439,170	73,966,374	527,204
Interest rate futures sell contracts:
43	EUR	German Euro BOBL Futures	June 2020	(6,412,284)	(6,406,172)	6,112
21	EUR	German Euro Bund Futures	June 2020	(3,977,958)	(4,014,130)	(36,172)
48	EUR	German Euro Schatz Futures	June 2020	(5,906,315)	(5,906,805)	(490)
6	EUR	German Euro Buxl 30 Year Futures	June 2020	(1,440,994)	(1,441,262)	(268)
14	EUR	Put Options on Euro EMR0 Futures 05/15/20, strike @ EUR 100.37	May 2020	1,103	1,103	—
U.S. Treasury futures sell contracts:
54	USD	U.S. Treasury Note 10 Year Futures	June 2020	(7,317,068)	(7,509,375)	(192,307)
97	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2020	(15,185,176)	(15,232,031)	(46,855)
Total				(40,238,692)	(40,508,672)	(269,980)
Net unrealized appreciation (depreciation)						257,224

Centrally cleared interest rate swap agreements

Notional				Payments	Payments		Unrealized
amount		Maturity	Payment	made by the	received by		appreciation
(000)		date	frequency	Portfolio(%)[12]	the Portfolio(%)[12]	Value($)	(depreciation)($)
GBP	2,120	10/15/23	Maturity	3.413	12 Month UK RPI	(121,852)	(121,923)
GBP	2,120	10/15/23	Maturity	3.450	12 Month UK RPI	(127,534)	(127,603)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[12]	Payments received by the Portfolio(%)[12]	Value($)	Unrealized appreciation (depreciation)($)
USD	4,025	10/30/28	Maturity	2.249	12 Month US CPI	(420,340)	(420,480)
USD	3,560	02/07/25	Quarterly	2.572	3 Month USD LIBOR	(376,566)	(379,873)
JPY	9,730	02/08/34	Semi-Annual	0.336	6 Month USD LIBOR	(3,616)	(3,618)
USD	150	02/15/49	Quarterly	2.898	3 Month USD LIBOR	(83,486)	(83,490)
JPY	5,530	03/21/44	Semi-Annual	0.715	6 Month USD LIBOR	(5,119)	(5,120)
USD	2,120	04/27/25	Quarterly	2.350	3 Month USD LIBOR	(204,434)	(204,466)
USD	7,060	06/02/22	Quarterly	1.870	3 Month USD LIBOR	(113,541)	(113,618)
USD	6,670	06/15/21	Quarterly	1.770	3 Month USD LIBOR	(97,412)	(97,470)
USD	460	06/15/50	Quarterly	2.350	3 Month USD LIBOR	(194,863)	(194,875)
JPY	7,900	06/17/39	Semi-Annual	0.295	6 Month USD LIBOR	(2,319)	(2,321)
JPY	7,900	06/17/39	Semi-Annual	6 Month EURIBOR	0.295	(1)	(1)
USD	180	07/05/49	Quarterly	2.378	3 Month USD LIBOR	(23,113)	(23,117)
USD	11,610	07/12/23	Quarterly	1.771	3 Month USD LIBOR	(163,390)	(163,535)
EUR	4,430	07/26/23	Semi-Annual	0.290	6 Month EURIBOR	(9,791)	(9,867)
EUR	3,850	07/25/23	Semi-Annual	0.300	6 Month EURIBOR	(7,649)	(7,715)
JPY	5,850	08/08/39	Semi-Annual	0.167	6 Month USD LIBOR	(319)	(320)
USD	160	08/16/49	Quarterly	1.709	3 Month USD LIBOR	(11,263)	(11,266)
USD	130	08/17/49	Quarterly	1.667	3 Month USD LIBOR	(8,673)	(8,676)
USD	375	08/22/34	Quarterly	1.645	3 Month USD LIBOR	(27,110)	(27,117)
JPY	3,020	08/28/44	Semi-Annual	0.201	6 Month USD LIBOR	155	154
USD	6,500	03/27/21	Quarterly	1.560	3 Month USD LIBOR	(65,412)	(65,473)
USD	1,750	03/30/21	Quarterly	1.560	3 Month USD LIBOR	(17,863)	(17,880)
USD	380	10/21/34	Quarterly	1.907	3 Month USD LIBOR	(36,798)	(36,806)
USD	380	10/22/34	Quarterly	1.933	3 Month USD LIBOR	(37,736)	(37,744)
USD	175	10/23/34	Quarterly	1.982	3 Month USD LIBOR	(18,189)	(18,192)
USD	175	10/23/34	Quarterly	1.976	3 Month USD LIBOR	(18,096)	(18,099)
USD	220	10/23/39	Quarterly	2.098	3 Month USD LIBOR	(23,075)	(23,079)
USD	770	10/26/23	Quarterly	1.546	3 Month USD LIBOR	(18,592)	(18,603)
USD	910	11/01/23	Quarterly	1.582	3 Month USD LIBOR	(22,597)	(22,610)
USD	910	11/01/23	Quarterly	1.606	3 Month USD LIBOR	(23,024)	(23,037)
USD	410	11/07/34	Quarterly	1.998	3 Month USD LIBOR	(43,189)	(43,197)
USD	131	11/08/31	Quarterly	1.890	3 Month USD LIBOR	(14,915)	(14,918)
EUR	330	11/11/24	Semi-Annual	0.173	6 Month EURIBOR	(2,709)	(2,715)
EUR	330	11/11/24	Annual	6 Month EURIBOR	0.173	(563)	(563)
USD	410	11/12/34	Quarterly	2.111	3 Month USD LIBOR	(47,613)	(47,621)
USD	450	11/15/39	Quarterly	2.137	3 Month USD LIBOR	(48,800)	(48,809)
EUR	1,450	12/13/23	Semi-Annual	0.167	6 Month EURIBOR	(6,647)	(6,675)
EUR	1,450	12/13/23	Annual	6 Month EURIBOR	0.166	—	(1,850)
EUR	1,510	12/16/21	Semi-Annual	0.450	6 Month EURIBOR	3,095	3,071
EUR	1,510	12/16/21	Annual	6 Month EURIBOR	0.450	(2,150)	(2,146)
EUR	75	03/18/25	Annual	0.175	6 Month EURIBOR	(685)	(687)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[12]	Payments received by the Portfolio(%)[12]	Value($)	Unrealized appreciation (depreciation)($)
EUR	75	03/18/25	Annual	6 Month EURIBOR	0.175	17	17
EUR	760	01/03/24	Semi-Annual	0.056	6 Month EURIBOR	(5,307)	(5,322)
EUR	760	01/03/24	Annual	6 Month EURIBOR	0.056	—	(2)
EUR	760	01/03/24	Semi-Annual	0.050	6 Month EURIBOR	(5,417)	(5,432)
EUR	760	01/03/24	Annual	6 Month EURIBOR	0.050	—	(2)
USD	405	07/09/30	Quarterly	1.760	3 Month USD LIBOR	(44,869)	(44,877)
EUR	630	01/16/30	Semi-Annual	0.185	6 Month EURIBOR	(24,705)	(24,837)
JPY	4,450	01/30/45	Semi-Annual	0.371	6 Month USD LIBOR	(1,121)	(1,122)
USD	370	02/10/30	Quarterly	1.631	3 Month USD LIBOR	(35,818)	(35,826)
USD	1,330	02/11/22	Quarterly	2.200	3 Month USD LIBOR	(45,671)	(45,691)
USD	1,210	08/27/30	Quarterly	1.315	3 Month USD LIBOR	(79,933)	(79,958)
USD	740	02/27/30	Quarterly	1.313	3 Month USD LIBOR	(48,423)	(48,438)
USD	6,480	02/28/22	Quarterly	2.455	3 Month USD LIBOR	(258,559)	(258,659)
USD	120	03/06/50	Quarterly	1.245	3 Month USD LIBOR	(14,019)	(14,022)
USD	335	03/08/32	Quarterly	1.110	3 Month USD LIBOR	(11,723)	(11,730)
USD	680	09/08/25	Quarterly	0.820	3 Month USD LIBOR	(13,751)	(13,763)
USD	190	03/11/30	Quarterly	0.663	3 Month USD LIBOR	(629)	(633)
EUR	1,620	06/19/22	Semi-Annual	1.000	6 Month EURIBOR	775	746
EUR	770	03/20/22	Semi-Annual	1.000	6 Month EURIBOR	(319)	(333)
EUR	770	03/20/22	Annual	6 Month EURIBOR	0.354	337	337
EUR	770	03/20/22	Semi-Annual	1.000	6 Month EURIBOR	(625)	(639)
EUR	770	03/20/22	Annual	6 Month EURIBOR	0.335	319	319
EUR	3,120	03/23/22	Semi-Annual	1.000	6 Month EURIBOR	(4,766)	(4,820)
EUR	3,120	03/23/22	Annual	6 Month EURIBOR	0.298	1,068	1,068
EUR	1,510	09/22/22	Semi-Annual	1.000	6 Month EURIBOR	(4,225)	(4,252)
EUR	3,145	03/24/23	Semi-Annual	1.000	6 Month EURIBOR	(16,042)	(16,098)
EUR	3,145	03/24/23	Semi-Annual	1.000	6 Month EURIBOR	(15,607)	(15,663)
EUR	3,150	03/24/23	Semi-Annual	1.000	6 Month EURIBOR	(15,282)	(15,338)
USD	900	11/15/45	Quarterly	0.830	3 Month USD LIBOR	(2,190)	(2,213)
USD	1,060	04/14/25	Quarterly	0.626	3 Month USD LIBOR	(10,176)	(10,195)
USD	5,780	04/16/22	Quarterly	2.878	3 Month USD LIBOR	(289,217)	(289,312)
USD	355	11/15/45	Quarterly	0.831	3 Month USD LIBOR	(970)	(979)
USD	140	04/20/27	Quarterly	0.652	3 Month USD LIBOR	(455)	(458)
USD	5,690	04/21/22	Quarterly	2.944	3 Month USD LIBOR	(292,232)	(292,326)
USD	710	07/22/30	Quarterly	0.700	3 Month USD LIBOR	(4,354)	(4,369)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Centrally cleared interest rate swap agreement—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[12]	Payments received by the Portfolio(%)[12]	Value($)	Unrealized appreciation (depreciation)($)
EUR	2,825	04/15/30	Maturity	0.618	12 Month EU EXT	4,276	4,151
USD	2,945	04/29/25	Maturity	0.800	12 Month US CPI	754	648
USD	980	05/03/32	Quarterly	0.760	3 Month USD LIBOR	306	286
USD	350	11/15/45	Quarterly	0.763	3 Month USD LIBOR	4,741	4,732
USD	1,000	05/04/32	Quarterly	0.765	3 Month USD LIBOR	(164)	(185)
USD	430	02/20/53	Semi-Annual	3 Month USD LIBOR	3.080	259,564	259,553
GBP	2,120	10/15/28	Maturity	12 Month UK RPI	3.485	153,344	153,248
GBP	2,120	10/15/28	Maturity	12 Month UK RPI	3.505	160,416	160,322
USD	4,025	10/30/23	Maturity	12 Month US CPI	2.164	256,575	256,474
USD	30,300	02/07/22	Semi-Annual	3 Month USD LIBOR	2.526	1,236,409	1,250,133
USD	710	03/26/29	Semi-Annual	3 Month USD LIBOR	2.600	125,990	125,977
USD	4,470	03/30/22	Semi-Annual	3 Month USD LIBOR	2.033	144,154	144,107
USD	6,610	04/27/22	Semi-Annual	3 Month USD LIBOR	2.250	249,969	249,896
USD	2,470	10/25/21	Semi-Annual	3 Month USD LIBOR	2.318	71,128	71,187
USD	250	05/18/31	Semi-Annual	3 Month USD LIBOR	2.447	43,034	43,029
USD	120	06/22/31	Semi-Annual	3 Month USD LIBOR	2.102	16,501	16,499
USD	11,430	07/13/22	Semi-Annual	3 Month USD LIBOR	1.713	165,515	165,384
EUR	480	08/11/23	Annual	6 Month EURIBOR	0.454	(706)	(715)
EUR	490	08/17/23	Annual	6 Month EURIBOR	0.577	(2,070)	(2,079)
USD	3,410	11/22/20	Semi-Annual	3 Month USD LIBOR	1.528	31,990	31,966
EUR	660	09/14/23	Annual	6 Month EURIBOR	0.500	(1,711)	(1,723)
EUR	660	09/14/23	Semi-Annual	0.500	6 Month EURIBOR	—	13
EUR	390	09/14/23	Annual	6 Month EURIBOR	0.433	(424)	(431)
EUR	390	09/14/23	Semi-Annual	0.433	6 Month EURIBOR	—	8
EUR	380	09/28/23	Annual	6 Month EURIBOR	0.450	(572)	(579)
EUR	380	09/28/23	Semi-Annual	0.000	6 Month EURIBOR	—	832
EUR	390	10/06/23	Annual	6 Month EURIBOR	0.436	(474)	(481)
EUR	390	10/06/23	Semi-Annual	0.436	6 Month EURIBOR	—	(3)
USD	6,170	11/29/24	Semi-Annual	3 Month USD LIBOR	3.083	822,413	822,310
USD	30	12/01/56	Semi-Annual	3 Month USD LIBOR	1.929	8,395	8,394
USD	380	01/07/30	Semi-Annual	3 Month USD LIBOR	1.797	44,048	44,040
USD	230	01/08/30	Semi-Annual	3 Month USD LIBOR	1.746	25,519	25,514
USD	370	01/08/30	Semi-Annual	3 Month USD LIBOR	1.726	40,303	40,295
USD	230	01/09/30	Semi-Annual	3 Month USD LIBOR	1.760	25,843	25,838
USD	60	01/10/50	Semi-Annual	3 Month USD LIBOR	1.971	19,192	19,190
EUR	3,070	01/16/22	Annual	6 Month EURIBOR	0.000	2,873	2,782
USD	185	01/22/30	Semi-Annual	3 Month USD LIBOR	1.781	20,404	20,400
USD	190	01/23/30	Semi-Annual	3 Month USD LIBOR	1.769	21,630	21,626
USD	400	01/23/30	Semi-Annual	3 Month USD LIBOR	1.750	44,786	44,778
USD	190	01/27/30	Semi-Annual	3 Month USD LIBOR	1.699	19,473	19,469
USD	190	01/27/30	Semi-Annual	3 Month USD LIBOR	1.678	19,079	19,075

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Centrally cleared interest rate swap agreement—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[12]	Payments received by the Portfolio(%)[12]	Value($)	Unrealized appreciation (depreciation)($)
USD	370	01/28/30	Semi-Annual	3 Month USD LIBOR	1.694	39,504	39,496
USD	185	01/28/30	Semi-Annual	3 Month USD LIBOR	1.659	19,103	19,099
USD	370	01/29/30	Semi-Annual	3 Month USD LIBOR	1.580	35,408	35,400
USD	420	04/29/30	Semi-Annual	3 Month USD LIBOR	1.570	38,736	38,727
USD	470	01/30/30	Semi-Annual	3 Month USD LIBOR	1.580	42,925	42,915
USD	190	01/30/30	Semi-Annual	3 Month USD LIBOR	1.607	17,859	17,855
USD	370	01/30/30	Semi-Annual	3 Month USD LIBOR	1.606	34,724	34,716
USD	190	01/31/30	Semi-Annual	3 Month USD LIBOR	1.560	16,978	16,974
USD	55	02/03/30	Semi-Annual	3 Month USD LIBOR	1.525	4,749	4,748
USD	260	02/04/30	Semi-Annual	3 Month USD LIBOR	1.511	22,105	22,100
USD	275	05/07/50	Semi-Annual	3 Month USD LIBOR	1.805	75,055	75,047
USD	150	02/10/50	Semi-Annual	3 Month USD LIBOR	1.828	41,577	41,573
USD	185	02/11/30	Semi-Annual	3 Month USD LIBOR	1.584	17,058	17,054
EUR	470	02/12/23	Annual	6 Month EURIBOR	1.000	696	688
USD	185	02/12/30	Semi-Annual	3 Month USD LIBOR	1.538	16,223	16,219
USD	370	02/25/30	Semi-Annual	3 Month USD LIBOR	1.432	28,540	28,532
USD	370	02/26/30	Semi-Annual	3 Month USD LIBOR	1.319	24,445	24,437
USD	430	02/26/30	Semi-Annual	3 Month USD LIBOR	1.313	28,154	28,145
USD	3,570	03/01/23	Semi-Annual	3 Month USD LIBOR	1.095	57,527	57,470
USD	360	02/28/30	Semi-Annual	3 Month USD LIBOR	1.315	23,675	23,668
USD	2,960	02/28/25	Semi-Annual	3 Month USD LIBOR	2.515	305,563	305,510
USD	890	03/02/23	Semi-Annual	3 Month USD LIBOR	1.058	13,682	13,668
USD	370	03/02/30	Semi-Annual	3 Month USD LIBOR	1.239	21,630	21,622
EUR	1,750	03/02/23	Annual	6 Month EURIBOR	1.000	(558)	(589)
USD	895	03/02/23	Semi-Annual	3 Month USD LIBOR	0.988	12,499	12,485
USD	895	03/02/23	Semi-Annual	3 Month USD LIBOR	0.979	12,347	12,333
USD	220	03/02/30	Semi-Annual	3 Month USD LIBOR	1.243	12,937	12,932
USD	895	03/02/23	Semi-Annual	3 Month USD LIBOR	0.904	11,006	10,992
USD	860	03/02/23	Semi-Annual	3 Month USD LIBOR	0.916	10,773	10,759
USD	895	03/02/23	Semi-Annual	3 Month USD LIBOR	0.878	10,532	10,518
USD	1,780	03/02/23	Semi-Annual	3 Month USD LIBOR	0.882	21,089	21,061
USD	1,290	03/02/23	Semi-Annual	3 Month USD LIBOR	0.873	15,051	15,030
USD	1,790	03/02/23	Semi-Annual	3 Month USD LIBOR	0.878	21,082	21,053
USD	3,550	09/04/22	Semi-Annual	3 Month USD LIBOR	0.730	32,327	32,271
USD	1,790	09/04/22	Semi-Annual	3 Month USD LIBOR	0.733	16,426	16,398
EUR	790	03/04/23	Annual	6 Month EURIBOR	1.000	(1,312)	(1,326)
EUR	1,570	03/05/22	Annual	6 Month EURIBOR	1.000	(441)	(469)
EUR	1,570	03/05/22	Semi-Annual	0.479	6 Month EURIBOR	(1,279)	(1,279)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Centrally cleared interest rate swap agreement—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[12]	Payments received by the Portfolio(%)[12]	Value($)	Unrealized appreciation (depreciation)($)
USD	505	09/08/30	Semi-Annual	3 Month USD LIBOR	1.020	18,541	18,531
USD	345	09/08/22	Semi-Annual	3 Month USD LIBOR	0.692	2,868	2,863
USD	1,070	09/08/22	Semi-Annual	3 Month USD LIBOR	0.702	9,108	9,091
EUR	850	03/06/22	Annual	6 Month EURIBOR	1.000	(259)	(274)
EUR	850	03/06/22	Semi-Annual	0.477	6 Month EURIBOR	(678)	(678)
USD	750	03/06/22	Semi-Annual	3 Month USD LIBOR	0.679	4,417	4,405
USD	117	09/08/50	Semi-Annual	3 Month USD LIBOR	1.250	13,750	13,747
EUR	1,110	03/09/22	Annual	6 Month EURIBOR	1.000	(721)	(741)
EUR	1,110	03/09/22	Semi-Annual	1.000	6 Month EURIBOR	(1,752)	(1,752)
USD	354	09/08/25	Semi-Annual	3 Month USD LIBOR	0.760	6,100	6,094
USD	230	03/11/30	Semi-Annual	3 Month USD LIBOR	0.501	(2,919)	(2,924)
USD	900	09/11/22	Semi-Annual	3 Month USD LIBOR	0.508	4,153	4,139
USD	70	03/11/50	Semi-Annual	3 Month USD LIBOR	0.693	(2,514)	(2,516)
USD	370	04/15/30	Semi-Annual	3 Month USD LIBOR	0.733	3,219	3,211
USD	260	08/21/50	Semi-Annual	3 Month USD LIBOR	1.103	20,212	20,203
EUR	733	06/24/22	Annual	6 Month EURIBOR	0.000	1,709	1,696
USD	350	03/25/30	Semi-Annual	3 Month USD LIBOR	0.706	2,188	2,181
EUR	275	06/25/22	Annual	6 Month EURIBOR	1.000	402	397
USD	810	09/28/22	Semi-Annual	3 Month USD LIBOR	0.383	1,666	1,653
EUR	275	06/26/22	Annual	6 Month EURIBOR	1.000	463	458
USD	880	09/29/22	Semi-Annual	3 Month USD LIBOR	0.428	2,608	2,594
USD	1,570	09/29/22	Semi-Annual	3 Month USD LIBOR	0.370	2,834	2,809
EUR	275	06/30/22	Annual	6 Month EURIBOR	1.000	501	496
USD	830	09/29/22	Semi-Annual	3 Month USD LIBOR	0.356	1,258	1,245
USD	2,980	09/29/22	Semi-Annual	3 Month USD LIBOR	0.345	3,860	3,811
EUR	1,500	10/02/22	Annual	6 Month EURIBOR	1.000	1,476	1,448
USD	430	05/04/30	Semi-Annual	3 Month USD LIBOR	0.619	(448)	(457)
EUR	1,370	10/02/22	Annual	6 Month EURIBOR	0.000	1,759	1,734
USD	1,690	10/02/22	Semi-Annual	3 Month USD LIBOR	0.353	2,454	2,426
USD	5,140	03/15/22	Semi-Annual	3 Month USD LIBOR	0.324	4,256	4,173
USD	270	05/05/30	Semi-Annual	3 Month USD LIBOR	0.642	318	312
USD	550	04/07/30	Semi-Annual	3 Month USD LIBOR	0.639	(485)	(496)
USD	5,375	03/15/22	Semi-Annual	3 Month USD LIBOR	0.357	7,483	7,396
USD	5,375	03/15/22	Semi-Annual	3 Month USD LIBOR	0.354	7,187	7,100
USD	550	04/14/30	Semi-Annual	3 Month USD LIBOR	0.820	9,408	9,397
EUR	1,060	07/16/22	Annual	6 Month EURIBOR	1.000	1,574	1,554

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[12]	Payments received by the Portfolio(%)[12]	Value($)	Unrealized appreciation (depreciation)($)
EUR	1,590	07/20/22	Annual	6 Month EURIBOR	1.000	2,235	2,206
EUR	1,590	07/20/22	Semi-Annual	0.300	6 Month EURIBOR	—	(8)
EUR	1,560	07/20/22	Annual	6 Month EURIBOR	1.000	2,089	2,060
USD	750	04/28/22	Semi-Annual	3 Month USD LIBOR	0.380	489	476
EUR	1,630	04/29/23	Annual	6 Month EURIBOR	1.000	3,265	3,235
USD	2,945	04/29/30	Maturity	12 Month US CPI	1.346	10,686	10,566
EUR	2,825	04/15/25	Maturity	12 Month EU EXT	0.318	(6,068)	(6,178)
USD	340	04/29/30	Semi-Annual	3 Month USD LIBOR	0.661	828	821
USD	1,070	07/30/22	Semi-Annual	3 Month USD LIBOR	0.297	614	596
USD	120	04/30/30	Semi-Annual	3 Month USD LIBOR	0.655	252	250
USD	340	04/30/30	Semi-Annual	3 Month USD LIBOR	0.654	657	650
USD	340	05/01/30	Semi-Annual	3 Month USD LIBOR	0.593	(1,324)	(1,331)
USD	280	05/01/30	Semi-Annual	3 Month USD LIBOR	0.592	(1,118)	(1,124)
EUR	980	05/03/23	Annual	6 Month EURIBOR	1.000	1,189	1,171
EUR	980	11/02/22	Annual	6 Month EURIBOR	1.000	1,080	1,062
USD	1,600	05/05/23	Semi-Annual	3 Month USD LIBOR	0.297	(435)	(462)
EUR	930	05/04/23	Annual	6 Month EURIBOR	1.000	220	202
Total						1,579,870	1,584,538

OTC credit default swap agreements on corporate issues—sell protection11

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[12]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	Berkshire Hathaway, Inc., bond 2.75%, due 03/15/23	USD	130,000	12/20/2022	Quarterly	1.000%	(1,585)	2,973	1,388
JPMCB	Bristol-Myers Squibb Co., bond, 6.80%, due 11/15/26	USD	25,000	12/20/2022	Quarterly	1.000	(498)	625	127
BOA	Honeywell International, Inc., bond, 5.70%, due 03/15/36	USD	40,000	12/20/2022	Quarterly	1.000	(723)	1,012	289

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

OTC credit default swap agreement on corporate issues—sell protection11— (concluded)

JPMCB	Johnson & Johnson, bond, 1.65%, due 03/01/21	USD	65,000	12/20/2022	Quarterly	1.000	(1,395)	1,635	240
JPMCB	Pfizer, Inc., bond, 2.20%, due 12/15/21	USD	90,000	12/20/2022	Quarterly	1.000	(1,816)	2,285	469
JPMCB	The Procter & Gamble Co., bond, 1.60%, due 11/15/18	USD	90,000	12/20/2022	Quarterly	1.000	(1,816)	2,332	516
JPMCB	The Sherwin-Williams Co., bond, 7.38%, due 02/01/27	USD	40,000	12/20/2022	Quarterly	1.000	(417)	895	478
Total							(8,250)	11,757	3,507

OTC credit default swaps agreements on corporate and sovereign issues —sell protection11

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[12]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
MSCI	Comanche County Oklahoma Independent School District No. 32 Series 2017	USD	2,760,000	06/20/2025	Quarterly	5.000	114,874	(127,671)	(12,797)

OTC Interest rate swap agreement

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[12]	Payments received by the Portfolio(%)[12]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
MSCI	EUR	1,360	09/29/22	Semi-Annual	6 Month EURIBOR	0.316	20	—	20
MSCI	EUR	1,360	09/29/22	Annual	0.000	6 Month EURIBOR	(25)	2,092	2,067
MSCI	EUR	1,370	10/02/22	Annual	6 Month EURIBOR	0.329	(19)	—	(19)
							(24)	2,092	2,068

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	EUR	757,000	USD	820,110	05/05/20	(9,448)
BOA	EUR	16,298,000	USD	17,701,085	06/03/20	(168,958)
BOA	USD	69,441	EUR	64,000	05/04/20	693
BOA	USD	17,621,166	EUR	16,234,000	05/05/20	168,856
JPMCB	EUR	15,566,000	USD	17,197,161	05/05/20	139,167
JPMCB	EUR	128,000	USD	140,279	06/03/20	(67)
JPMCB	USD	112,825	EUR	103,000	05/05/20	47
NTC	USD	203,278	EUR	185,000	05/05/20	(546)
RBC	EUR	64,000	USD	69,498	06/03/20	(676)
TD	EUR	96,000	USD	104,411	05/05/20	(791)
Net unrealized appreciation (depreciation)						128,277

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	13,848,458	—	13,848,458
Corporate bonds	—	154,033,492	—	154,033,492
Mortgage-backed securities	—	28,296,150	—	28,296,150
Municipal bonds	—	5,399,054	—	5,399,054
Non-U.S. government agency obligations	—	8,938,314	—	8,938,314
U.S. government agency obligations	—	121,727,949	—	121,727,949
U.S. Treasury obligations	—	38,728,681	—	38,728,681
Short-term investments	—	9,199,086	—	9,199,086
Investment of cash collateral from securities loaned	—	10,328,313	—	10,328,313
Options purchased	45,994	—	—	45,994
Swaptions purchased	—	2,103,003	—	2,103,003
Futures contracts	583,921	—	—	583,921
Swap agreements	—	5,319,600	—	5,319,600
Forward foreign currency contracts	—	308,763	—	308,763
Total	629,915	398,230,863	—	398,860,778

Liabilities

Investments sold short	—	(32,077,648)	—	(32,077,648)
Options written	(69,513)	—	—	(69,513)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaptions written	—	(4,502,527)	—	(4,502,527)
Futures contracts	(326,697)	—	—	(326,697)
Swap agreements	—	(3,853,552)	—	(3,853,552)
Forward foreign currency contracts	—	(180,486)	—	(180,486)
Total	(396,210)	(40,614,213)	—	(41,010,423)

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	In US dollars unless otherwise indicated.
†	Amount represents less than 0.05%
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $45,091,033, represented 13.3% of the Fund's net assets at period end.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Security, or portion thereof, was on loan at the period end.
6	Perpetual investment. Date shown reflects the next call date.
7	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
9	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
10	Includes $11,101,486 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $10,328,313 and non-cash collateral of $1,006,413.
11	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
12	Payments made or received are based on the notional amount.

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—6.3%[1]
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD LIBOR + 0.580%,
1.067%, due 07/25/34[2]		776,820	731,858
AM Capital Funding LLC,
Series 2018-1, Class A,
4.980%, due 12/15/23[3]		440,000	456,959
Avery Point IV CLO Ltd.,
Series 2014-1A, Class AR,
3 mo. USD LIBOR + 1.100%,
2.091%, due 04/25/26[2,3]		280,265	278,769
California Street CLO XII Ltd.,
Series 2013-12A, Class AR,
3 mo. USD LIBOR + 1.030%,
2.249%, due 10/15/25[2,3]		983,532	981,429
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 0.640%,
1.127%, due 06/25/34[2]		388,085	345,075
Chesapeake Funding II LLC,
Series 2018-2A, Class A1,
3.230%, due 08/15/30[3]		1,171,091	1,179,898
Series 2018-2A, Class A2,
1 mo. USD LIBOR + 0.370%,
1.184%, due 08/15/30 [2,3]		1,171,091	1,151,841
Cork Street CLO Designated Activity Co.,
Series 1A, Class A1BE,
3 mo. Euribor + 0.760%,
0.760%, due 11/27/28[2,3]	EUR	2,312,448	2,499,507
CSAB Mortgage Backed Trust,
Series 2006-1, Class A6A,
6.172%, due 06/25/36[4]		299,486	114,877
Delta Funding Home Equity Loan Trust,
Series 1999-003, Class A1A,
1 mo. USD LIBOR + 0.820%,
1.634%, due 09/15/29[2]		43,863	40,456
Evans Grove CLO Ltd.,
Series 2018-1A, Class A1,
3 mo. USD LIBOR + 0.920%,
2.533%, due 05/28/28[2,3]		1,600,000	1,548,238
Figueroa CLO Ltd.,
Series 2014-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
2.119%, due 01/15/27[2,3]		418,633	414,792

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
First Frankin Mortgage Loan Trust,
Series 2005-FFH3, Class M2,
1 mo. USD LIBOR + 0.795%,
1.282%, due 09/25/35[2]	246,153	244,968
Gallatin CLO IX Ltd.,
Series 2018-1A, Class A,
3 mo. USD LIBOR + 1.050%,
2.159%, due 01/21/28[2,3]	1,595,036	1,545,121
GMF Floorplan Owner Revolving Trust,
Series 2018-2, Class A2,
1 mo. USD LIBOR + 0.380%,
1.194%, due 03/15/23[2,3]	1,900,000	1,877,081
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD LIBOR + 0.140%,
0.627%, due 06/25/36[2]	1,439,750	1,366,054
Home Equity Asset Trust,
Series 2005-2, Class M5,
1 mo. USD LIBOR + 1.095%,
1.582%, due 07/25/35[2]	719,618	710,473
Jamestown CLO V Ltd.,
Series 2014-5A, Class AR,
3 mo. USD LIBOR + 1.220%,
2.355%, due 01/17/27[2,3]	451,660	443,389
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1,
1 mo. USD LIBOR + 0.390%,
0.877%, due 05/25/35[2]	2,400,000	2,309,106
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class A1,
1 mo. USD LIBOR + 0.170%,
0.657%, due 04/25/36 [2]	105,511	105,196
Series 2007-CH1, Class MV2,
1 mo. USD LIBOR + 0.280%,
0.767%, due 11/25/36 [2]	1,680,000	1,668,534
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A,
1 mo. USD LIBOR + 1.130%,
1.944%, due 05/15/28[2,3]	1,600,000	1,534,891
Loomis Sayles CLO II Ltd.,
Series 2015-2A, Class A1R,
3 mo. USD LIBOR + 0.900%,
2.119%, due 04/15/28[2,3]	1,886,561	1,809,044

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
LP Credit Card ABS Master Trust,
Series 2018-1, Class A,
1 mo. USD LIBOR + 1.550%,
2.323%, due 08/20/24[2,3]	1,239,066	1,220,943
M360 LLC,
Series 2018-CRE1, Class A,
4.395%, due 07/24/28[3]	701,449	686,887
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD LIBOR + 0.705%,
1.192%, due 12/25/34[2]	195,569	162,107
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC1, Class M1,
1 mo. USD LIBOR + 1.575%,
2.062%, due 11/25/32[2]	468,366	457,543
Mountain View CLO Ltd.,
Series 2014-1A, Class ARR,
3 mo. USD LIBOR + 0.800%,
2.019%, due 10/15/26[2,3]	594,192	582,030
Navient Private Education Loan Trust,
Series 2018-BA, Class A1,
1 mo. USD LIBOR + 0.350%,
1.164%, due 12/15/59[2,3]	77,322	77,283
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A1,
3.010%, due 06/16/42[3]	222,696	223,003
Navient Student Loan Trust,
Series 2019-7A, Class A1,
1 mo. USD LIBOR + 0.500%,
0.987%, due 01/25/68[2,3]	393,956	386,221
New Century Home Equity Loan Trust,
Series 2005-B, Class M1,
1 mo. USD LIBOR + 0.480%,
0.967%, due 10/25/35[2]	1,900,000	1,743,671
Series 2005-D, Class A2D,
1 mo. USD LIBOR + 0.330%,
0.817%, due 02/25/36[2]	744,791	725,725
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class A,
3.430%, due 12/16/24[3]	1,600,000	1,601,093
RASC,
Series 2005-KS11 Trust, Class M2,
1 mo. USD LIBOR + 0.420%,
0.907%, due 12/25/35[2]	1,100,000	1,041,359

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
SASCO Mortgage Loan Trust,
Series 2005-GEL1, Class M2,
1 mo. USD LIBOR + 1.350%,
1.837%, due 12/25/34[2]	679,423	664,423
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD LIBOR + 0.795%,
1.282%, due 03/25/35[2]	262,134	245,041
Series 2006-1, Class M1,
1 mo. USD LIBOR + 0.465%,
0.952%, due 03/25/36[2]	1,820,731	1,682,670
Sound Point CLO X Ltd.,
Series 2015-3A, Class AR,
3 mo. USD LIBOR + 0.890%,
2.025%, due 01/20/28[2,3]	773,711	758,273
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3,
1 mo. USD LIBOR + 0.180%,
0.667%, due 05/25/36[2]	196,316	195,391
Series 2006-OPT3, Class 2A4,
1 mo. USD LIBOR + 0.250%,
0.737%, due 06/25/36 [2]	2,675,000	2,411,570
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	186,220	174,273
Series 2005-WF1, Class M1,
1 mo. USD LIBOR + 0.660%,
1.147%, due 02/25/35[2]	159,405	155,304
Telos CLO Ltd.,
Series 2014-6A, Class A1R,
3 mo. USD LIBOR + 1.270%,
2.405%, due 01/17/27[2,3]	928,572	913,624
TICP CLO III-2 Ltd.,
Series 2018-3R, Class A,
3 mo. USD LIBOR + 0.840%,
1.975%, due 04/20/28[2,3]	1,300,000	1,258,893
TRTX Issuer Ltd.,
Series 2019-FL3, Class A,
1 mo. USD LIBOR + 1.150%,
1.901%, due 10/15/34[2,3]	1,500,000	1,412,359
United States Small Business Administration,
Series 2002-20K, Class 1,
5.080%, due 11/01/22	102,079	105,242
Series 2005-20H, Class 1,
5.110%, due 08/01/25	129,259	137,922

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
Series 2007-20D, Class 1,
5.320%, due 04/01/27	508,608	548,371
Utah State Board of Regents,
Series 2017-1, Class A,
1 mo. USD LIBOR + 0.750%,
1.237%, due 01/25/57[2]	637,401	614,416
Verizon Owner Trust,
Series 2017-1A, Class A,
2.060%, due 09/20/21[3]	26,328	26,346
Westlake Automobile Receivables Trust,
Series 2018-3A, Class A2A,
2.980%, due 01/18/22[3]	335,187	335,596
WhiteHorse X Ltd.,
Series 2015-10A, Class A1R,
3 mo. USD LIBOR + 0.930%,
2.065%, due 04/17/27[2,3]	661,920	650,430
Total asset-backed securities
(cost—$43,884,873)		44,555,565

Corporate bonds—54.3%
Advertising—0.0%†
Lamar Media Corp.
3.750%, due 02/15/28[3]	70,000	64,444
5.000%, due 05/01/23	40,000	40,000
5.750%, due 02/01/26	80,000	81,368
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.625%, due 03/15/30[3]	25,000	22,813
5.000%, due 08/15/27[3]	46,000	43,925
		252,550

Aerospace & defense—0.5%
Boeing Co./The
3.750%, due 02/01/50	55,000	43,774
3.900%, due 05/01/49	130,000	108,599
4.875%, due 05/01/25	20,000	20,000
5.040%, due 05/01/27	35,000	35,000
5.150%, due 05/01/30	55,000	55,000
5.705%, due 05/01/40	45,000	45,000
5.805%, due 05/01/50	705,000	705,000
Howmet Aerospace, Inc.
6.875%, due 05/01/25	20,000	20,452
Signature Aviation US Holdings, Inc.
5.375%, due 05/01/26[3]	135,000	124,538

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
Spirit AeroSystems, Inc.
3.950%, due 06/15/23	1,500,000	1,295,625
TransDigm, Inc.
5.500%, due 11/15/27[3]	100,000	84,500
6.250%, due 03/15/26[3]	330,000	322,987
6.375%, due 06/15/26	210,000	179,718
7.500%, due 03/15/27	130,000	118,339
		3,158,532

Agriculture—0.8%
BAT Capital Corp.
4.906%, due 04/02/30	285,000	320,315
Darling Ingredients, Inc.
5.250%, due 04/15/27[3]	70,000	70,532
Imperial Brands Finance PLC
3.500%, due 02/11/23[3]	3,755,000	3,801,620
3.750%, due 07/21/22[3]	1,600,000	1,621,133
		5,813,600

Airlines —1.0%
Air Canada Pass-Through Trust,
Series 2013-1, Class B,
5.375%, due 05/15/21[3]	1,239,810	1,200,644
American Airlines Pass-Through Trust,
Series 2013-2, Class A,
4.950%, due 01/15/23	1,226,721	1,086,751
Series 2016-2, Class AA,
3.200%, due 06/15/28	1,110,850	1,018,683
Series 2017-2, Class A,
3.600%, due 10/15/29	891,755	639,011
Continental Airlines Pass-Through Trust,
Series 2012-2, Class A,
4.000%, due 10/29/24	1,079,214	951,028
Delta Air Lines, Inc.
7.000%, due 05/01/25[3]	45,000	46,120
JetBlue Pass Through Trust,
Series 2019-1, Class A,
2.950%, due 05/15/28	2,200,000	1,866,210

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Spirit Airlines Pass Through Trust,
Series 2015-1, Class A,
4.100%, due 04/01/28		439,340	362,558
			7,171,005

Apparel—0.0%†
Hanesbrands, Inc.
5.375%, due 05/15/25[3]		20,000	20,000
William Carter Co./The
5.625%, due 03/15/27[3]		135,000	136,858
			156,858

Auto manufacturers—2.8%
BMW US Capital LLC
3.900%, due 04/09/25[3]		280,000	298,051
Daimler Finance North America LLC
2.550%, due 08/15/22[3]		1,800,000	1,776,221
3 mo. USD LIBOR + 0.880%,
2.563%, due 02/22/22[2,3]		1,800,000	1,698,746
Ford Motor Credit Co. LLC
5.750%, due 02/01/21		970,000	953,025
5.875%, due 08/02/21		200,000	198,000
Ford Motor Credit Co. LLC GMTN
4.389%, due 01/08/26		200,000	172,000
General Motors Financial Co., Inc.
3 mo. USD LIBOR + 0.540%,
1.041%, due 11/06/20[2]		1,500,000	1,474,044
3.200%, due 07/13/20		1,300,000	1,297,584
3.550%, due 04/09/21		1,600,000	1,575,579
5.100%, due 01/17/24		1,725,000	1,701,191
General Motors Financial Co., Inc. EMTN
3 mo. Euribor + 0.550%,
0.177%, due 03/26/22[2,5]	EUR	1,200,000	1,192,065
Harley-Davidson Financial Services, Inc.
2.550%, due 06/09/22[3]		1,100,000	1,047,244
Volkswagen Bank GmbH EMTN
2.500%, due 07/31/26[5]	EUR	1,200,000	1,382,122
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.860%,
2.064%, due 09/24/21[2,3]		1,500,000	1,457,191
3 mo. USD LIBOR + 0.940%,
2.653%, due 11/12/21[2,3]		1,500,000	1,452,915
2.700%, due 09/26/22[3]		670,000	672,569

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
2.850%, due 09/26/24[3]		1,500,000	1,471,983
			19,820,530

Auto parts & equipment—0.0%†
Adient US LLC
9.000%, due 04/15/25[3]		25,000	26,063
Goodyear Tire & Rubber Co./The
5.125%, due 11/15/23		40,000	37,476
IHO Verwaltungs GmbH,
4.750% Cash or 5.500 PIK,
4.750%, due 09/15/26[3,6]		200,000	170,000
			233,539

Banks—12.8%
Bank of America Corp.
(fixed, converts to FRN on 01/23/21),
2.738%, due 01/23/22		325,000	327,108
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23		3,131,000	3,241,159
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28		530,000	578,316
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[7]		86,000	84,495
Series X,
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[7]		102,000	106,304
Bank of America Corp. MTN
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31		290,000	293,154
(fixed, converts to FRN on 03/05/28),
3.970%, due 03/05/29		405,000	449,835
4.000%, due 01/22/25		1,500,000	1,619,904
(fixed, converts to FRN on 03/20/50),
4.083%, due 03/20/51		280,000	335,623
4.125%, due 01/22/24		3,700,000	4,015,447
Bank of Ireland
(fixed, converts to FRN on 06/18/20),
7.375%, due 06/18/20[5,7]	EUR	949,000	1,010,229
Bank of New York Mellon Corp./The,
Series F,
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[7]		82,000	79,950

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Barclays Bank PLC
7.625%, due 11/21/22		1,600,000	1,678,000
Barclays PLC
(fixed, converts to FRN on 05/07/25),
2.852%, due 05/07/26		495,000	495,000
3 mo. USD LIBOR + 1.625%,
2.936%, due 01/10/23[2]		2,000,000	1,960,402
(fixed, converts to FRN on 02/15/22),
4.610%, due 02/15/23		1,100,000	1,143,387
4.836%, due 05/09/28		535,000	563,244
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29[8]		1,100,000	1,238,032
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20[7]	EUR	1,000,000	1,079,074
BNP Paribas SA
(fixed, converts to FRN on 01/13/30),
3.052%, due 01/13/31[3]		445,000	445,528
CIT Group, Inc.
4.750%, due 02/16/24		55,000	52,525
5.000%, due 08/15/22		535,000	532,325
5.250%, due 03/07/25		45,000	44,451
6.125%, due 03/09/28		35,000	35,875
Citigroup, Inc.
3 mo. USD LIBOR + 0.960%,
1.951%, due 04/25/22[2]		355,000	352,284
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23		1,400,000	1,433,768
(fixed, converts to FRN on 11/05/29),
2.976%, due 11/05/30		375,000	382,546
(fixed, converts to FRN on 10/27/27),
3.520%, due 10/27/28		280,000	297,075
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28		755,000	813,749
4.400%, due 06/10/25		980,000	1,063,753
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23[7]		73,000	73,785
Series U,
(fixed, converts to FRN on 09/12/24),
5.000%, due 09/12/24[7]		89,000	80,928
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[7]		52,000	45,240
Citizens Financial Group, Inc.,

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Series B,
(fixed, converts to FRN on 07/06/23),
6.000%, due 07/06/23[7]	60,000	51,300
Series C,
(fixed, converts to FRN on 04/06/24),
6.375%, due 04/06/24[7]	80,000	75,600
Cooperatieve Rabobank UA
3.875%, due 09/26/23[3]	1,500,000	1,592,285
Credit Suisse AG
6.500%, due 08/08/23[3]	500,000	527,168
Credit Suisse Group AG
3 mo. USD LIBOR + 1.240%,
2.024%, due 06/12/24[2,3]	1,600,000	1,538,184
(fixed, converts to FRN on 04/01/30),
4.194%, due 04/01/31[3]	370,000	402,041
(fixed, converts to FRN on 06/12/23),
4.207%, due 06/12/24[3]	1,600,000	1,680,071
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[3,7]	800,000	820,000
(fixed, converts to FRN on 12/11/23),
7.500%, due 12/11/23[3,7]	700,000	739,375
Credit Suisse Group Funding Guernsey Ltd.
3.800%, due 09/15/22	1,900,000	1,977,284
Deutsche Bank AG
2.700%, due 07/13/20	700,000	699,244
3.300%, due 11/16/22[8]	1,900,000	1,868,459
3.950%, due 02/27/23[8]	1,300,000	1,295,597
(fixed, converts to FRN on 11/26/24),
3.961%, due 11/26/25	1,500,000	1,466,333
4.250%, due 10/14/21	1,100,000	1,107,190
Discover Bank
4.200%, due 08/08/23	1,600,000	1,666,967
Fifth Third Bancorp
(fixed, converts to FRN on 06/30/23),
5.100%, due 06/30/23[7]	90,000	80,100
Goldman Sachs Group, Inc./The
3 mo. USD LIBOR + 0.750%,
2.433%, due 02/23/23[2]	740,000	724,963
(fixed, converts to FRN on 04/23/28),
3.814%, due 04/23/29	470,000	507,268
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	455,000	498,471
5.150%, due 05/22/45	565,000	686,296

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Series O,
(fixed, converts to FRN on 11/10/26),
5.300%, due 11/10/26[7]	104,000	105,820
Series Q,
(fixed, converts to FRN on 08/10/24),
5.500%, due 08/10/24[7]	43,000	43,699
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[7]	39,000	36,270
HSBC Holdings PLC
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[7]	870,000	854,049
Huntington Bancshares, Inc./OH,
Series E,
(fixed, converts to FRN on 04/15/23),
5.700%, due 04/15/23[7]	124,000	109,120
Intesa Sanpaolo SpA,
Series XR,
4.000%, due 09/23/29[3]	1,500,000	1,472,029
JPMorgan Chase & Co.
3 mo. USD LIBOR + 0.900%,
1.891%, due 04/25/23[2]	690,000	683,917
(fixed, converts to FRN on 04/22/40),
3.109%, due 04/22/41	470,000	486,423
3.300%, due 04/01/26	1,200,000	1,290,304
(fixed, converts to FRN on 07/23/23),
3.797%, due 07/23/24	1,600,000	1,706,737
(fixed, converts to FRN on 01/23/48),
3.897%, due 01/23/49	340,000	396,834
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29	650,000	723,645
(fixed, converts to FRN on 03/24/30),
4.493%, due 03/24/31	190,000	224,748
Series CC,
(fixed, converts to FRN on 11/01/22),
4.625%, due 11/01/22[7]	100,000	91,687
Series FF,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[7]	95,000	88,350
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[7]	41,000	36,777
Lloyds Bank PLC EMTN
7.500%, due 04/02/32[4,5]	2,200,000	1,822,829

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

		Face
		amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Lloyds Banking Group PLC
3.000%, due 01/11/22		1,300,000	1,320,725
Lloyds Banking Group PLC MTN
4.000%, due 03/07/25	AUD	1,700,000	1,162,799
M&T Bank Corp.,
Series G,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[7]		81,000	79,121
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.740%,
2.320%, due 03/02/23[2]		1,600,000	1,557,375
3.455%, due 03/02/23		1,900,000	1,979,517
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/11/23),
3.922%, due 09/11/24		1,100,000	1,170,651
Morgan Stanley
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28		1,330,000	1,438,537
Series H,
(fixed, converts to FRN on 07/15/20),
4.829%, due 07/15/20 [7]		395,000	355,500
Morgan Stanley GMTN
SOFR + 0.700%,
0.722%, due 01/20/23[2]		590,000	568,887
Morgan Stanley MTN
(fixed, converts to FRN on 04/01/30),
3.622%, due 04/01/31		190,000	208,854
PNC Financial Services Group, Inc./The
2.200%, due 11/01/24[8]		1,800,000	1,869,504
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[7]		87,000	88,486
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 08/10/20),
7.500%, due 08/10/20[7,8]		1,100,000	1,049,818
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21 [7,8]		1,400,000	1,428,000
Santander UK Group Holdings PLC
2.875%, due 08/05/21		1,700,000	1,720,477
3.125%, due 01/08/21		1,700,000	1,715,775
Societe Generale S.A.
4.250%, due 09/14/23[3]		1,500,000	1,583,790

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
Standard Chartered PLC
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[3]	1,500,000	1,545,308
Sumitomo Mitsui Financial Group, Inc.
2.696%, due 07/16/24[8]	1,400,000	1,439,516
Synchrony Bank
3.650%, due 05/24/21	1,600,000	1,598,097
Truist Financial Corp.,
Series L,
(fixed, converts to FRN on 12/15/24),
5.050%, due 12/15/24[7]	83,000	77,994
Series N,
(fixed, converts to FRN on 09/01/24),
4.800%, due 09/01/24[7]	140,000	130,880
UniCredit SpA
7.830%, due 12/04/23[3]	3,300,000	3,593,172
United Overseas Bank Ltd.
3.200%, due 04/23/21[3]	1,600,000	1,619,911
Wells Fargo & Co.
3 mo. USD LIBOR + 1.230%,
1.990%, due 10/31/23[2]	1,400,000	1,394,383
3 mo. USD LIBOR + 1.110%,
2.130%, due 01/24/23[2]	645,000	641,465
Series S,
(fixed, converts to FRN on 06/15/24),
5.900%, due 06/15/24[7]	84,000	85,260
Series U,
(fixed, converts to FRN on 06/15/25),
5.875%, due 06/15/25[7]	69,000	73,658
Wells Fargo & Co. MTN
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31	625,000	623,525
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	1,500,000	1,584,974
(fixed, converts to FRN on 04/04/50),
5.013%, due 04/04/51	190,000	250,292
Wells Fargo Bank N.A.
3.550%, due 08/14/23	735,000	781,960
		90,868,140

Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 04/15/48	325,000	358,268
4.600%, due 06/01/60	1,400,000	1,546,665

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Beverages—(concluded)
4.750%, due 04/15/58	555,000	621,112
5.800%, due 01/23/59	395,000	519,091
Keurig Dr Pepper, Inc.
4.057%, due 05/25/23	1,600,000	1,711,887
Pernod Ricard SA
4.250%, due 07/15/22[3]	1,500,000	1,581,878
Suntory Holdings Ltd.
2.250%, due 10/16/24[3]	1,500,000	1,480,428
		7,819,329
Building materials—0.3%
Builders FirstSource, Inc.
5.000%, due 03/01/30[3]	35,000	30,034
Fortune Brands Home & Security, Inc.
3.250%, due 09/15/29	1,400,000	1,369,115
JELD-WEN, Inc.
4.625%, due 12/15/25[3]	85,000	75,641
4.875%, due 12/15/27[3]	135,000	119,137
Masonite International Corp.
5.375%, due 02/01/28[3]	75,000	71,438
5.750%, due 09/15/26[3]	125,000	121,250
		1,786,615
Chemicals — 0.5%
CF Industries, Inc.
5.375%, due 03/15/44	110,000	113,850
Element Solutions, Inc.
5.875%, due 12/01/25[3]	120,000	119,100
HB Fuller Co.
4.000%, due 02/15/27	75,000	69,469
Huntsman International LLC
5.125%, due 11/15/22[8]	1,300,000	1,311,440
NOVA Chemicals Corp.
4.875%, due 06/01/24[3]	20,000	17,950
Olin Corp.
5.625%, due 08/01/29	80,000	72,300
Syngenta Finance N.V.
4.441%, due 04/24/23[3]	1,600,000	1,600,833
Tronox Finance PLC
5.750%, due 10/01/25[3]	25,000	22,125
Tronox, Inc.
6.500%, due 04/15/26[3]	45,000	40,725

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Valvoline, Inc.
4.250%, due 02/15/30[3]	55,000	53,487
WR Grace & Co-Conn
5.125%, due 10/01/21[3]	45,000	45,225
5.625%, due 10/01/24[3]	15,000	15,038
		3,481,542
Commercial services — 1.0%
ADT Security Corp./The
3.500%, due 07/15/22	85,000	82,875
4.875%, due 07/15/32[3]	25,000	22,250
APX Group, Inc.
6.750%, due 02/15/27[3]	105,000	89,250
ASGN, Inc.
4.625%, due 05/15/28[3]	125,000	115,275
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.750%, due 07/15/27[3]	150,000	87,188
Garda World Security Corp.
4.625%, due 02/15/27[3]	165,000	158,812
Gartner, Inc.
5.125%, due 04/01/25[3]	135,000	139,219
Harsco Corp.
5.750%, due 07/31/27[3]	125,000	117,837
IHS Markit Ltd.
5.000%, due 11/01/22[3]	901,000	965,287
Korn Ferry
4.625%, due 12/15/27[3]	90,000	84,555
Moody’s Corp.
2.625%, due 01/15/23[8]	1,700,000	1,749,107
Nielsen Co Luxembourg SARL/The
5.000%, due 02/01/25[3]	180,000	173,700
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[3]	200,000	197,022
PayPal Holdings, Inc.
2.850%, due 10/01/29	1,800,000	1,908,756
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, due 04/15/26[3]	405,000	399,046
6.250%, due 01/15/28[3]	120,000	107,700
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[3]	220,000	222,200
Service Corp. International
5.125%, due 06/01/29	50,000	52,000

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
5.375%, due 05/15/24	90,000	91,350
ServiceMaster Co. LLC/The
5.125%, due 11/15/24[3]	195,000	198,939
United Rentals North America, Inc.
5.250%, due 01/15/30	35,000	35,088
		6,997,456

Computers—0.7%
Apple, Inc.
2.450%, due 08/04/26	610,000	654,865
4.650%, due 02/23/46	455,000	616,898
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[3]	2,100,000	2,140,907
5.450%, due 06/15/23[3]	845,000	893,292
5.850%, due 07/15/25[3]	50,000	54,510
6.100%, due 07/15/27[3]	60,000	65,572
6.200%, due 07/15/30[3]	55,000	60,829
International Business Machines Corp.
4.250%, due 05/15/49	265,000	323,843
Presidio Holdings, Inc.
4.875%, due 02/01/27[3]	70,000	68,467
Science Applications International Corp.
4.875%, due 04/01/28[3]	25,000	24,483
Western Digital Corp.
4.750%, due 02/15/26	255,000	260,337
		5,164,003

Cosmetics & personal care—0.0%†
Edgewell Personal Care Co.
4.700%, due 05/19/21	45,000	45,241
4.700%, due 05/24/22	35,000	35,512
		80,753

Distribution & wholesale—0.1%
HD Supply, Inc.
5.375%, due 10/15/26[3]	130,000	132,587
IAA, Inc.
5.500%, due 06/15/27[3]	110,000	109,758
KAR Auction Services, Inc.
5.125%, due 06/01/25[3]	185,000	159,564
Performance Food Group, Inc.
5.500%, due 10/15/27[3]	50,000	47,501
6.875%, due 05/01/25[3]	20,000	20,350

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
Resideo Funding, Inc.
6.125%, due 11/01/26[3]		190,000	166,250
Univar Solutions USA, Inc.
5.125%, due 12/01/27[3]		80,000	79,400
			715,410

Diversified financial services—2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 10/01/25		650,000	562,633
4.450%, due 04/03/26		1,800,000	1,560,508
5.000%, due 10/01/21		1,326,000	1,274,755
Air Lease Corp.
3.500%, due 01/15/22		1,600,000	1,514,264
Air Lease Corp. MTN
2.300%, due 02/01/25		475,000	414,815
Aircastle Ltd.
5.500%, due 02/15/22[8]		1,500,000	1,443,115
Ally Financial, Inc.
5.800%, due 05/01/25		75,000	79,925
Avolon Holdings Funding Ltd.
3.950%, due 07/01/24[3]		1,400,000	1,204,116
BGC Partners, Inc.
5.375%, due 07/24/23		1,400,000	1,400,399
Capital One Financial Corp.
3 mo. USD LIBOR + 0.950%,
1.949%, due 03/09/22[2]		185,000	181,850
Charles Schwab Corp./The,
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[7]		40,000	41,500
Depository Trust & Clearing Corp./The,
Series C,
(fixed, converts to FRN on 06/15/20),
4.875%, due 06/15/20[3,7]		2,000,000	1,760,000
Discover Financial Services,
Series C,
(fixed, converts to FRN on 10/30/27),
5.500%, due 10/30/27[7]		125,000	105,734
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust,
Series 2012-1, Class A,
5.125%, due 11/30/22[3]		246,589	250,292
Emerald Bay SA
5.284%, due 10/08/20[3,9]	EUR	1,553,000	1,642,289

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
GE Capital UK Funding Unlimited Co. EMTN
5.125%, due 05/24/23[5]	GBP	1,000,000	1,343,952
Global Aircraft Leasing Co. Ltd.,
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[3,6]		70,000	42,329
Lazard Group LLC
4.375%, due 03/11/29		400,000	418,456
LeasePlan Corp. N.V.
2.875%, due 10/24/24[3]		1,500,000	1,480,231
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[10]		1,900,000	21,280
1.000%, due 01/24/13[10]		4,500,000	50,400
1.000%, due 12/30/16[10]		900,000	10,080
LPL Holdings, Inc.
4.625%, due 11/15/27[3]		60,000	57,300
5.750%, due 09/15/25[3]		293,000	290,802
Navient Corp.
5.875%, due 10/25/24		25,000	22,750
Navient Corp. MTN
6.125%, due 03/25/24		70,000	64,400
Series A,
5.625%, due 01/25/25		500,000	406,087
Quicken Loans, Inc.
5.250%, due 01/15/28[3]		800,000	776,640
Springleaf Finance Corp.
6.875%, due 03/15/25		1,345,000	1,271,966
7.125%, due 03/15/26		35,000	32,440
Synchrony Financial
2.850%, due 07/25/22		1,150,000	1,116,471
			20,841,779

Electric—6.3%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]		1,800,000	1,525,939
American Transmission Systems, Inc.
5.250%, due 01/15/22[3]		900,000	953,364
Avangrid, Inc.
3.800%, due 06/01/29		1,600,000	1,736,147
Berkshire Hathaway Energy Co.
4.250%, due 10/15/50[3]		255,000	324,000
Calpine Corp.
4.500%, due 02/15/28[3]		225,000	218,160
5.125%, due 03/15/28[3]		95,000	92,625

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(continued)
5.750%, due 01/15/25	175,000	174,118
Commonwealth Edison Co.
3.700%, due 03/01/45	745,000	868,758
Consolidated Edison Co. of New York, Inc.,
Series 20B,
3.950%, due 04/01/50	195,000	231,889
Dominion Energy, Inc.,
Series B,
(fixed, converts to FRN on 12/15/24),
4.650%, due 12/15/24[7]	75,000	72,937
DTE Energy Co.,
Series C,
2.529%, due 10/01/24[4]	260,000	264,589
3.400%, due 06/15/29	655,000	676,760
Duke Energy Corp.
3.750%, due 04/15/24	1,700,000	1,848,985
Edison International
2.950%, due 03/15/23[8]	1,500,000	1,500,220
Enel Finance International N.V.
4.250%, due 09/14/23[3]	1,600,000	1,695,559
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,591,283
Evergy, Inc.
2.900%, due 09/15/29	585,000	598,885
Idaho Power Co.,
Series K,
4.200%, due 03/01/48	1,400,000	1,801,089
IPALCO Enterprises, Inc.
3.450%, due 07/15/20	2,800,000	2,809,708
LG&E & KU Energy LLC
4.375%, due 10/01/21	1,440,000	1,482,280
MidAmerican Energy Co.
3.650%, due 04/15/29	1,400,000	1,624,623
Monongahela Power Co.
3.550%, due 05/15/27[3]	1,800,000	1,946,135
NextEra Energy Capital Holdings, Inc.
3.200%, due 02/25/22	1,500,000	1,545,449
3.550%, due 05/01/27	1,700,000	1,868,695
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[3]	65,000	64,246
4.250%, due 07/15/24[3]	40,000	40,712

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
4.250%, due 09/15/24[3]	53,000	53,795
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]	2,100,000	2,420,188
NRG Energy, Inc.
5.250%, due 06/15/29[3]	220,000	235,675
7.250%, due 05/15/26	105,000	112,875
Ohio Power Co.,
Series M,
5.375%, due 10/01/21	480,000	509,845
PPL Capital Funding, Inc.
3.500%, due 12/01/22	1,700,000	1,768,190
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	6,181,300
Sempra Energy
2.900%, due 02/01/23	2,178,000	2,253,614
Talen Energy Supply LLC
6.625%, due 01/15/28[3]	150,000	141,120
7.250%, due 05/15/27[3]	115,000	113,850
Vistra Operations Co. LLC
5.000%, due 07/31/27[3]	125,000	127,487
5.500%, due 09/01/26[3]	60,000	61,770
5.625%, due 02/15/27[3]	90,000	94,725
Xcel Energy, Inc.
3.400%, due 06/01/30	1,600,000	1,775,991
		44,407,580

Electrical components & equipment—0.0%†
Energizer Holdings, Inc.
5.500%, due 06/15/25[3]	20,000	20,232
6.375%, due 07/15/26[3]	70,000	72,013
7.750%, due 01/15/27[3]	105,000	111,457
EnerSys
4.375%, due 12/15/27[3]	45,000	43,425
		247,127

Electronics—0.0%†
Sensata Tech, Inc.
4.375%, due 02/15/30	20,000	19,400

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electronics—(concluded)
Sensata Technologies BV
4.875%, due 10/15/23[3]	145,000	145,725
		165,125

Energy-Alternate Sources—0.4%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[3]	1,500,000	1,373,250
Greenko Solar Mauritius Ltd.
5.950%, due 07/29/26[3,8]	1,300,000	1,131,660
		2,504,910

Engineering & construction—0.3%
AECOM
5.875%, due 10/15/24	35,000	37,030
China Minmetals Corp.
(fixed, converts to FRN on 11/13/22),
3.750%, due 11/13/22[5,7]	200,000	197,437
frontdoor, Inc.
6.750%, due 08/15/263	185,000	191,938
Sydney Airport Finance Co. Pty Ltd.
3.375%, due 04/30/25[3]	1,800,000	1,801,200
		2,227,605

Entertainment—0.2%
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[3]	30,000	23,559
Cedar Fair LP
5.250%, due 07/15/29[3]	35,000	30,100
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24	135,000	126,225
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.375%, due 04/15/27	70,000	62,300
5.500%, due 05/01/25[3]	65,000	65,163
Churchill Downs, Inc.
5.500%, due 04/01/27[3]	295,000	281,931
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[3]	250,000	213,748
4.875%, due 11/01/24[3]	200,000	177,375
Six Flags Entertainment Corp.
4.875%, due 07/31/24[3]	105,000	92,421
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[3]	15,000	15,522

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Entertainment—(concluded)
Vail Resorts, Inc.
6.250%, due 05/15/25[3]	10,000	10,325
WMG Acquisition Corp.
5.000%, due 08/01/23[3]	70,000	70,350
		1,169,019

Environmental control—0.0%†
Clean Harbors, Inc.
4.875%, due 07/15/27[3]	30,000	31,079
5.125%, due 07/15/29[3]	15,000	15,263
		46,342

Food—0.7%
Danone SA
2.077%, due 11/02/21[3,8]	1,500,000	1,518,236
Grupo Bimbo SAB de CV
4.700%, due 11/10/47[3]	705,000	698,170
HJ Heinz Finance Co.
7.125%, due 08/01/393	1,200,000	1,438,093
Kraft Heinz Foods Co.
4.375%, due 06/01/46	90,000	85,482
4.875%, due 10/01/49[3]	150,000	149,013
5.000%, due 06/04/42	85,000	86,166
5.200%, due 07/15/45	125,000	127,999
Kroger Co./The
5.400%, due 01/15/49	115,000	151,280
Post Holdings, Inc.
4.625%, due 04/15/30[3]	115,000	112,699
5.000%, due 08/15/26[3]	30,000	29,888
5.500%, due 12/15/29[3]	60,000	60,300
5.625%, due 01/15/28[3]	95,000	96,663
5.750%, due 03/01/27[3]	20,000	20,475
Sysco Corp.
5.950%, due 04/01/30	25,000	29,398
6.600%, due 04/01/40	10,000	11,944
US Foods, Inc.
6.250%, due 04/15/25[3]	245,000	250,512
		4,866,318

Food Service—0.0%†
Aramark Services, Inc.
5.000%, due 02/01/28[3]	90,000	85,901

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Food Service—(concluded)
6.375%, due 05/01/25[3]	100,000	104,000
		189,901

Hand & machine tools—0.0%†
Colfax Corp.
6.000%, due 02/15/24[3]	35,000	35,525
6.375%, due 02/15/26[3]	70,000	72,184
		107,709

Healthcare-products—0.1%
Abbott Laboratories
3.750%, due 11/30/26	375,000	433,121
Hologic, Inc.
4.375%, due 10/15/25[3]	90,000	90,414
Zimmer Biomet Holdings, Inc.
3.550%, due 04/01/25	385,000	401,979
		925,514

Healthcare-services—0.7%
Aetna, Inc.
2.750%, due 11/15/22	1,600,000	1,648,303
Centene Corp.
4.250%, due 12/15/27[3]	110,000	115,087
4.625%, due 12/15/29[3]	175,000	191,625
4.750%, due 01/15/25	80,000	81,868
5.250%, due 04/01/25[3]	35,000	36,488
5.375%, due 08/15/26[3]	165,000	175,741
Fresenius Medical Care US Finance II, Inc.
4.125%, due 10/15/20[3]	900,000	900,914
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[3]	600,000	612,692
HCA, Inc.
3.500%, due 09/01/30	75,000	71,578
5.250%, due 06/15/49	405,000	475,677
5.375%, due 02/01/25	95,000	102,138
5.375%, due 09/01/26	130,000	140,725
5.625%, due 09/01/28	115,000	127,429
5.875%, due 02/01/29	140,000	160,412
LifePoint Health, Inc.
4.375%, due 02/15/27[3]	45,000	42,300
MEDNAX, Inc.
6.250%, due 01/15/27[3]	90,000	81,490
Tenet Healthcare Corp.

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
4.625%, due 09/01/24[3]	15,000	14,700
5.125%, due 11/01/27[3]	45,000	44,438
		5,023,605

Holding companies-divers—0.4%
CVS Pass-Through Trust
4.704%, due 01/10/36[3]	2,914,905	2,927,858

Home builders—0.6%
D.R. Horton, Inc.
4.375%, due 09/15/22	1,400,000	1,439,189
Lennar Corp.
5.375%, due 10/01/22	125,000	128,238
Meritage Homes Corp.
7.000%, due 04/01/22	50,000	51,000
NVR, Inc.
3.950%, due 09/15/22	1,800,000	1,880,495
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[3]	35,000	30,231
Taylor Morrison Communities, Inc.
5.750%, due 01/15/28[3]	80,000	72,400
5.875%, due 06/15/27[3]	75,000	69,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, due 03/01/24[3]	140,000	131,600
Toll Brothers Finance Corp.
4.350%, due 02/15/28	75,000	73,875
5.625%, due 01/15/24	105,000	107,100
TRI Pointe Group, Inc.
5.250%, due 06/01/27	50,000	45,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24	30,000	29,103
		4,057,481

Household products/wares—0.0%†
Spectrum Brands, Inc.
5.000%, due 10/01/29[3]	15,000	14,325
5.750%, due 07/15/25	120,000	119,700
		134,025

Insurance—0.8%
Equitable Holdings, Inc.
4.350%, due 04/20/28	1,700,000	1,776,027
5.000%, due 04/20/48	485,000	503,835

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Jackson National Life Global Funding
2.375%, due 09/15/22[3]	1,500,000	1,531,474
Prudential Financial, Inc.
(fixed, converts to FRN on 05/15/25),
5.375%, due 05/15/45	77,000	78,031
Reliance Standard Life Global Funding II
3.850%, due 09/19/23[3]	1,400,000	1,465,931
		5,355,298

Internet—0.3%
Expedia Group, Inc.
3.800%, due 02/15/28	1,400,000	1,213,010
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, due 12/01/27[3]	210,000	215,775
Match Group, Inc.
5.625%, due 02/15/29[3]	135,000	141,412
Netflix, Inc.
3.625%, due 06/15/25[3]	25,000	25,281
4.875%, due 04/15/28	115,000	122,294
5.375%, due 11/15/29[3]	115,000	126,305
5.750%, due 03/01/24	60,000	65,244
5.875%, due 02/15/25	25,000	27,571
5.875%, due 11/15/28	125,000	141,356
6.375%, due 05/15/29	165,000	193,446
NortonLifeLock, Inc.
5.000%, due 04/15/25[3]	70,000	70,438
		2,342,132

Iron & steel—0.0%†
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[3]	101,000	94,688

Lodging—0.5%
Boyd Gaming Corp.
6.375%, due 04/01/26	35,000	31,525
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26	115,000	113,539
5.375%, due 05/01/25[3]	5,000	5,013
5.750%, due 05/01/28[3]	5,000	5,063
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.625%, due 04/01/25	55,000	54,312
4.875%, due 04/01/27	40,000	38,784

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
Hyatt Hotels Corp.
5.375%, due 04/23/25	20,000	20,397
Marriott International, Inc.
3.600%, due 04/15/24	1,500,000	1,429,096
Series EE,
5.750%, due 05/01/25	20,000	20,891
MGM Resorts International
5.500%, due 04/15/27	27,000	24,806
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[3]	2,100,000	1,869,000
		3,612,426

Machinery-construction & mining—0.0%†
Terex Corp.
5.625%, due 02/01/25[3]	215,000	195,027

Machinery-diversified—0.1%
RBS Global, Inc./Rexnord LLC
4.875%, due 12/15/25[3]	130,000	126,750
SPX FLOW, Inc.
5.875%, due 08/15/26[3]	100,000	101,000
Stevens Holding Co., Inc.
6.125%, due 10/01/26[3]	170,000	170,374
		398,124

Media—2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[3]	100,000	100,500
4.500%, due 05/01/32[3]	40,000	39,738
4.750%, due 03/01/30[3]	140,000	142,800
5.000%, due 02/01/28[3]	210,000	216,300
5.125%, due 05/01/23[3]	180,000	182,306
5.375%, due 05/01/25[3]	75,000	76,908
5.500%, due 05/01/26[3]	75,000	78,008
5.750%, due 02/15/26[3]	225,000	234,585
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20	1,600,000	1,602,296
4.464%, due 07/23/22	1,700,000	1,791,922
4.800%, due 03/01/50	765,000	863,858
Clear Channel Worldwide Holdings, Inc.
5.125%, due 08/15/27[3]	109,000	102,416
Comcast Corp.
4.000%, due 08/15/47	290,000	344,063

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Media—(continued)
4.950%, due 10/15/58	505,000	707,367
CSC Holdings LLC
5.500%, due 05/15/26[3]	200,000	207,000
5.500%, due 04/15/27[3]	200,000	207,937
5.750%, due 01/15/30[3]	235,000	244,327
7.500%, due 04/01/28[3]	200,000	219,787
Cumulus Media New Holdings, Inc.
6.750%, due 07/01/26[3]	20,000	16,290
DISH DBS Corp.
5.875%, due 11/15/24	115,000	110,612
7.750%, due 07/01/26	30,000	29,550
Entercom Media Corp.
7.250%, due 11/01/24[3,8]	1,500,000	930,000
Fox Corp.
5.576%, due 01/25/49	560,000	761,813
Gray Television, Inc.
5.875%, due 07/15/26[3]	40,000	38,400
7.000%, due 05/15/27[3]	85,000	85,612
iHeartCommunications, Inc.
5.250%, due 08/15/27[3]	80,000	71,400
6.375%, due 05/01/26	250,000	236,250
Liberty Interactive LLC
8.500%, due 07/15/29	50,000	43,000
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[3]	35,000	35,378
Nexstar Broadcasting, Inc.
5.625%, due 07/15/27[3]	170,000	162,350
Sinclair Television Group, Inc.
5.125%, due 02/15/27[3]	40,000	33,700
Sirius XM Radio, Inc.
4.625%, due 07/15/24[3]	105,000	107,058
5.000%, due 08/01/27[3]	80,000	81,820
5.375%, due 04/15/25[3]	215,000	221,719
5.375%, due 07/15/26[3]	145,000	150,438
5.500%, due 07/01/29[3]	155,000	163,463
TEGNA, Inc.
5.000%, due 09/15/29[3]	60,000	53,636
Telenet Finance Luxembourg Notes SARL
5.500%, due 03/01/28[3]	200,000	204,000
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,200,000	1,388,539

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
ViacomCBS, Inc.
4.950%, due 01/15/31	270,000		286,426
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[3]	GBP	2,200,000	2,770,900
			15,344,472

Metal Fabricate/Hardware—0.0%†
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[3]	35,000		34,388

Mining—0.1%
Arconic Corp.
6.125%, due 02/15/28[3]	25,000		23,789
FMG Resources August 2006 Pty Ltd.
4.750%, due 05/15/22[3]	20,000		20,090
5.125%, due 05/15/24[3]	70,000		71,029
Freeport-McMoRan, Inc.
3.550%, due 03/01/22	8,000		8,062
3.875%, due 03/15/23	70,000		69,825
4.125%, due 03/01/28	80,000		74,200
4.250%, due 03/01/30	80,000		74,488
4.550%, due 11/14/24	45,000		45,056
5.000%, due 09/01/27	35,000		33,962
5.250%, due 09/01/29	35,000		34,563
5.400%, due 11/14/34	30,000		28,200
5.450%, due 03/15/43	55,000		50,619
Hudbay Minerals, Inc.
7.250%, due 01/15/23[3]	35,000		31,864
7.625%, due 01/15/25[3]	50,000		45,225
Novelis Corp.
4.750%, due 01/30/30[3]	90,000		80,100
5.875%, due 09/30/26[3]	80,000		77,784
			768,856

Miscellaneous manufacturers—0.4%
Amsted Industries, Inc.
4.625%, due 05/15/30[3]	45,000		41,400
General Electric Capital Corp. MTN
5.875%, due 01/14/38	430,000		488,352
General Electric Co.
4.250%, due 05/01/40	1,800,000		1,796,319

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Miscellaneous manufacturers—(concluded)
4.350%, due 05/01/50	375,000	376,370
		2,702,441

Office & business equipment—0.0%†
CDW LLC/CDW Finance Corp.
4.125%, due 05/01/25	20,000	20,200
4.250%, due 04/01/28	160,000	160,736
5.000%, due 09/01/25	70,000	72,100
		253,036

Oil & gas—2.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[3]	85,000	49,300
BG Energy Capital PLC
4.000%, due 10/15/21[3]	1,400,000	1,446,948
Canadian Natural Resources Ltd. GMTN
4.950%, due 06/01/47	255,000	232,158
Concho Resources, Inc.
4.875%, due 10/01/47	440,000	434,338
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[3]	130,000	105,314
Equinor ASA
3.125%, due 04/06/30	1,700,000	1,823,230
Exxon Mobil Corp.
3.452%, due 04/15/51	615,000	666,818
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 10/01/25[3]	45,000	25,088
6.250%, due 11/01/28[3]	45,000	23,288
KazMunayGas National Co. JSC
5.375%, due 04/24/30[3]	200,000	197,250
Marathon Oil Corp.
2.800%, due 11/01/22	1,900,000	1,787,802
Marathon Petroleum Corp.
4.700%, due 05/01/25	585,000	588,296
Matador Resources Co.
5.875%, due 09/15/26	70,000	34,293
Occidental Petroleum Corp.
3.200%, due 08/15/26	1,730,000	1,245,600
3.500%, due 08/15/29	535,000	374,607
4.300%, due 08/15/39	185,000	116,087
Odebrecht Offshore Drilling Finance Ltd.
6.720%, due 12/01/22[5]	254,956	191,538

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
7.720%, due 12/01/26[5,6]	1,258,273	124,254
Parsley Energy LLC/Parsley Finance Corp.
5.250%, due 08/15/25[3]	70,000	61,600
PDC Energy, Inc.
5.750%, due 05/15/26	180,000	137,286
Petroleos Mexicanos
5.350%, due 02/12/28	100,000	74,501
6.750%, due 09/21/47	83,000	57,291
Pioneer Natural Resources Co.
3.950%, due 07/15/22	1,900,000	1,928,013
Precision Drilling Corp.
7.125%, due 01/15/26[3]	30,000	12,000
7.750%, due 12/15/23	45,000	19,800
Range Resources Corp.
4.875%, due 05/15/25	160,000	124,000
9.250%, due 02/01/26[3]	50,000	40,625
Rio Oil Finance Trust,
Series 2014-1,
9.250%, due 07/06/24[3]	1,015,003	965,521
Saudi Arabian Oil Co. EMTN
4.250%, due 04/16/39[5]	200,000	205,588
Shell International Finance BV
2.750%, due 04/06/30[8]	1,500,000	1,554,178
WPX Energy, Inc.
5.250%, due 09/15/24	125,000	112,227
5.250%, due 10/15/27	45,000	39,150
5.750%, due 06/01/26	75,000	67,972
6.000%, due 01/15/22	20,000	18,200
		14,884,161

Oil & gas services—0.0%†
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[3]	60,000	44,700
Odebrecht Oil & Gas Finance Ltd.
1.384%, due 05/29/20[3,7,9]	174,037	174
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27	45,000	36,900
		81,774

Packaging & containers—0.4%
Berry Global, Inc.
4.500%, due 02/15/26[3]	40,000	39,484
4.875%, due 07/15/26[3]	215,000	219,609

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
5.125%, due 07/15/23	55,000	55,344
5.625%, due 07/15/27[3]	35,000	36,138
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	65,000	66,638
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, due 09/30/26	25,000	25,051
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26	45,000	46,237
Graphic Packaging International, Inc.
4.875%, due 11/15/22	40,000	40,400
Mauser Packaging Solutions Holding Co.
5.500%, due 04/15/24[3]	215,000	198,273
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
3 mo. USD LIBOR + 3.500%,
4.719%, due 07/15/21[2,3]	25,000	24,625
Sealed Air Corp.
4.000%, due 12/01/27[3]	75,000	73,500
5.250%, due 04/01/23[3]	75,000	77,280
5.500%, due 09/15/25[3]	70,000	74,550
Silgan Holdings, Inc.
4.125%, due 02/01/28[3]	80,000	78,600
4.750%, due 03/15/25	140,000	142,100
WRKCo, Inc.
4.650%, due 03/15/26	1,200,000	1,334,368
4.900%, due 03/15/29	500,000	568,887
		3,101,084
Pharmaceuticals—3.2%
AbbVie, Inc.
2.900%, due 11/06/22	1,600,000	1,664,487
2.950%, due 11/21/26[3]	100,000	105,842
3.200%, due 11/21/29[3]	175,000	184,888
3.375%, due 11/14/21	1,900,000	1,962,637
4.050%, due 11/21/39[3]	215,000	237,067
4.250%, due 11/21/49[3]	580,000	665,344
4.700%, due 05/14/45	450,000	533,668
Actavis Funding SCS
3.450%, due 03/15/22	1,400,000	1,434,869
Bausch Health Americas, Inc.
8.500%, due 01/31/27[3]	75,000	82,680
Bausch Health Cos., Inc.
5.750%, due 08/15/27[3]	15,000	15,819

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
6.125%, due 04/15/25[3]		290,000	293,081
6.500%, due 03/15/22[3]		115,000	117,277
7.000%, due 01/15/28[3]		55,000	57,063
Bayer US Finance II LLC
3 mo. USD LIBOR + 1.010%,
1.751%, due 12/15/23[2,3]		1,900,000	1,834,946
3 mo. USD LIBOR + 0.630%,
1.846%, due 06/25/21[2,3]		700,000	688,130
3.500%, due 06/25/21[3]		1,600,000	1,632,561
Cigna Corp.
3 mo. USD LIBOR + 0.890%,
2.109%, due 07/15/23[2]		800,000	775,285
3.200%, due 03/15/40		275,000	280,875
4.800%, due 08/15/38		150,000	182,116
CVS Health Corp.
3.700%, due 03/09/23		1,500,000	1,590,477
4.125%, due 04/01/40		185,000	207,061
4.750%, due 12/01/22		1,500,000	1,614,848
5.050%, due 03/25/48		470,000	591,015
Mylan N.V.
3.150%, due 06/15/21		1,200,000	1,207,151
3.950%, due 06/15/26		185,000	196,396
Mylan, Inc.
4.550%, due 04/15/28		420,000	460,194
Takeda Pharmaceutical Co. Ltd.
4.400%, due 11/26/23[8]		1,800,000	1,973,990
Teva Pharmaceutical Finance Netherlands II BV
0.375%, due 07/25/20[5]	EUR	486,776	528,877
3.250%, due 04/15/22	EUR	1,200,000	1,288,645
Vizient, Inc.
6.250%, due 05/15/27[3]		55,000	57,789
			22,465,078
Pipelines—1.7%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, due 11/02/47[5]		200,000	214,000
Buckeye Partners LP
3.950%, due 12/01/26		135,000	122,175
4.125%, due 03/01/25[3]		55,000	50,875
4.125%, due 12/01/27		65,000	58,013
4.500%, due 03/01/28[3]		55,000	49,500
Cheniere Corpus Christi Holdings LLC
7.000%, due 06/30/24		1,700,000	1,815,403

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
Cheniere Energy Partners LP
4.500%, due 10/01/29[3]	95,000	87,637
5.250%, due 10/01/25	160,000	152,736
DCP Midstream Operating LP
5.375%, due 07/15/25	50,000	40,500
(fixed, converts to FRN on 05/21/23),
5.850%, due 05/21/43[3]	30,000	13,800
6.750%, due 09/15/37[3]	30,000	18,000
Energy Transfer Operating LP
3.750%, due 05/15/30	325,000	294,491
5.250%, due 04/15/29[8]	1,500,000	1,528,084
6.250%, due 04/15/49	370,000	368,049
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[7]	750,000	537,232
Series G,
(fixed, converts to FRN on 05/15/30),
7.125%, due 05/15/30[7]	760,000	605,625
Enterprise Products Operating LLC
4.200%, due 01/31/50	65,000	64,141
EQM Midstream Partners LP
4.000%, due 08/01/24	35,000	31,588
4.750%, due 07/15/23	60,000	56,400
5.500%, due 07/15/28	35,000	31,478
EQT Midstream Partners LP
4.125%, due 12/01/26	70,000	60,025
Florida Gas Transmission Co. LLC
5.450%, due 07/15/20[3]	800,000	803,219
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	75,000	66,210
6.500%, due 10/01/25	40,000	33,600
Global Partners LP/GLP Finance Corp.
7.000%, due 08/01/27	50,000	40,240
Kinder Morgan Energy Partners LP
4.150%, due 02/01/24	585,000	613,932
Kinder Morgan, Inc.
5.550%, due 06/01/45	753,000	861,971
MPLX LP
4.000%, due 03/15/28	110,000	104,262
4.700%, due 04/15/48	840,000	750,255
NuStar Logistics LP
4.800%, due 09/01/20	25,000	24,500
5.625%, due 04/28/27	30,000	27,000

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
6.000%, due 06/01/26		35,000	31,981
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, due 12/15/29		1,049,000	895,379
4.650%, due 10/15/25		379,000	356,883
Sabine Pass Liquefaction LLC
4.200%, due 03/15/28		65,000	63,533
Southern Gas Corridor CJSC
6.875%, due 03/24/26[5]		200,000	209,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23		120,000	108,300
5.000%, due 01/15/28		10,000	8,510
5.125%, due 02/01/25		10,000	9,000
5.375%, due 02/01/27		10,000	8,500
5.500%, due 03/01/30[3]		75,000	63,937
5.875%, due 04/15/26		70,000	62,125
6.000%, due 03/01/27[3]		55,000	36,575
6.500%, due 07/15/27		10,000	9,000
6.875%, due 01/15/29		10,000	9,171
Western Midstream Operating LP
3.100%, due 02/01/25[4]		150,000	136,875
4.050%, due 02/01/30[4]		160,000	146,000
Williams Cos., Inc./The
4.850%, due 03/01/48		110,000	112,683
			11,792,393
Private Equity—0.2%
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]		1,500,000	1,487,182

Real estate—0.4%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, due 03/20/22[3,8]		300,000	302,243
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875%, due 06/01/23[3]		80,000	60,831
9.375%, due 04/01/27[3]		75,000	52,500
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[5]	GBP	685,993	1,123,269

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—(concluded)
Vesteda Finance BV EMTN
2.500%, due 10/27/22[5]	EUR	1,000,000	1,129,150
			2,667,993
Real estate investment trusts—0.3%
Equinix, Inc.
5.875%, due 01/15/26		35,000	36,351
ESH Hospitality, Inc.
4.625%, due 10/01/27[3]		95,000	85,975
5.250%, due 05/01/25[3]		200,000	188,000
Healthcare Trust of America Holdings LP
3.100%, due 02/15/30		290,000	268,093
Iron Mountain US Holdings, Inc.
5.375%, due 06/01/26[3]		145,000	144,275
Iron Mountain, Inc.
4.875%, due 09/15/27[3]		60,000	58,500
4.875%, due 09/15/29[3]		100,000	95,750
5.250%, due 03/15/28[3]		415,000	405,663
MPT Operating Partnership LP/MPT Finance Corp.
5.250%, due 08/01/26		40,000	40,400
5.500%, due 05/01/24		65,000	64,675
RHP Hotel Properties LP/RHP Finance Corp.
5.000%, due 04/15/23		65,000	60,450
Ryman Hospitality Properties, Inc.
4.750%, due 10/15/27[3]		100,000	87,250
SBA Communications Corp.
3.875%, due 02/15/27[3]		125,000	127,656
Starwood Property Trust, Inc.
4.750%, due 03/15/25		40,000	33,800
5.000%, due 12/15/21		75,000	70,125
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[3]		75,000	70,094
4.625%, due 12/01/29[3]		75,000	69,281
			1,906,338
Retail—0.3%
1011778 BC ULC/New Red Finance, Inc.
4.250%, due 05/15/24[3]		135,000	134,958
5.000%, due 10/15/25[3]		130,000	130,650
5.750%, due 04/15/25[3]		30,000	31,650
Asbury Automotive Group, Inc.
4.500%, due 03/01/28[3]		19,000	15,954
4.750%, due 03/01/30[3]		24,000	20,108

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25[3]	230,000	203,263
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[3]	40,000	41,215
5.250%, due 06/01/26[3]	155,000	158,488
McDonald's Corp. MTN
2.125%, due 03/01/30	95,000	94,590
3.600%, due 07/01/30	300,000	338,126
3.625%, due 09/01/49	130,000	142,221
Penske Automotive Group, Inc.
5.500%, due 05/15/26	170,000	157,109
Staples, Inc.
7.500%, due 04/15/26[3]	270,000	213,300
Yum! Brands, Inc.
4.750%, due 01/15/30[3]	130,000	132,600
7.750%, due 04/01/25[3]	20,000	21,803
		1,836,035

Semiconductors—2.2%
Amkor Technology, Inc.
6.625%, due 09/15/27[3]	100,000	102,750
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.200%, due 01/15/21	1,100,000	1,096,404
3.625%, due 01/15/24	1,800,000	1,882,912
Broadcom, Inc.
3.125%, due 10/15/22[3]	1,800,000	1,865,336
KLA Corp.
3.300%, due 03/01/50	270,000	263,168
Microchip Technology, Inc.
3.922%, due 06/01/21	1,300,000	1,321,052
4.333%, due 06/01/23	595,000	616,830
Micron Technology, Inc.
4.975%, due 02/06/26	1,400,000	1,544,373
NXP BV/NXP Funding LLC
4.125%, due 06/01/21[3,8]	1,800,000	1,838,823
4.625%, due 06/15/22[3]	700,000	730,085
4.875%, due 03/01/24[3]	1,500,000	1,627,774
QUALCOMM, Inc.
4.800%, due 05/20/45[8]	2,000,000	2,542,797

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Semiconductors—(concluded)
Sensata Technologies UK Financing Co. PLC
6.250%, due 02/15/26[3]		65,000	67,112
			15,499,416
Software—0.7%
CDK Global, Inc.
4.875%, due 06/01/27		80,000	79,800
5.000%, due 10/15/24[4]		75,000	77,625
5.875%, due 06/15/26		55,000	57,613
Fair Isaac Corp.
4.000%, due 06/15/28[3]		105,000	104,212
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc.
6.000%, due 07/15/25[3]		130,000	131,300
MSCI, Inc.
4.000%, due 11/15/29[3]		75,000	77,865
Nuance Communications, Inc.
5.625%, due 12/15/26		145,000	151,989
Open Text Corp.
5.875%, due 06/01/26[3]		190,000	199,500
Oracle Corp.
3.600%, due 04/01/50		235,000	266,904
3.850%, due 04/01/60		1,615,000	1,871,153
4.000%, due 07/15/46		150,000	177,460
PTC, Inc.
4.000%, due 02/15/28[3]		125,000	122,500
SS&C Technologies, Inc.
5.500%, due 09/30/27[3]		245,000	251,125
VMware, Inc.
2.950%, due 08/21/22		1,500,000	1,521,855
			5,090,901

Telecommunications—2.2%
Altice France SA
5.500%, due 01/15/28[3]		200,000	201,980
5.875%, due 02/01/27[3]	EUR	1,100,000	1,248,830
7.375%, due 05/01/26[3,8]		800,000	836,000
8.125%, due 02/01/27[3]		215,000	232,802
AT&T, Inc.
3 mo. USD LIBOR + 0.750%,
2.330%, due 06/01/21[2]		670,000	667,669
3.800%, due 03/15/22		725,000	756,768
4.350%, due 06/15/45		160,000	174,945
4.500%, due 03/09/48		910,000	1,031,505

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
5.450%, due 03/01/47	770,000	973,370
British Telecommunications PLC
3.250%, due 11/08/29[3]	630,000	633,769
4.500%, due 12/04/23	1,500,000	1,627,705
CenturyLink, Inc.
4.000%, due 02/15/27[3]	70,000	67,900
CommScope Technologies LLC
5.000%, due 03/15/27[3]	55,000	47,025
6.000%, due 06/15/25[3]	65,000	57,844
CommScope, Inc.
5.500%, due 06/15/24[3]	45,000	40,292
6.000%, due 03/01/26[3]	35,000	34,998
8.250%, due 03/01/27[3]	60,000	57,600
Deutsche Telekom International Finance BV
2.820%, due 01/19/22[3]	1,600,000	1,634,134
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	40,000	41,540
Level 3 Financing, Inc.
4.625%, due 09/15/27[3]	100,000	99,080
5.125%, due 05/01/23	210,000	209,475
Sprint Capital Corp.
6.875%, due 11/15/28	50,000	60,217
8.750%, due 03/15/32	150,000	210,750
Sprint Communications, Inc.
6.000%, due 11/15/22	1,200,000	1,269,132
Sprint Corp.
7.125%, due 06/15/24	210,000	235,725
7.625%, due 03/01/26	80,000	94,568
7.875%, due 09/15/23	125,000	140,600
T-Mobile USA, Inc.
4.375%, due 04/15/40[3]	185,000	208,969
4.500%, due 04/15/50[3]	280,000	326,242
5.375%, due 04/15/27	45,000	47,921
6.500%, due 01/15/26	95,000	100,225
Telecom Italia Capital SA
6.000%, due 09/30/34	40,000	41,436
Verizon Communications, Inc.
3.376%, due 02/15/25	866,000	949,174
4.522%, due 09/15/48	540,000	711,500

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Telecommunications—(concluded)
Vodafone Group PLC
3.750%, due 01/16/24		455,000	489,844
			15,561,534

Transportation—0.2%
AP Moller - Maersk A/S
4.500%, due 06/20/29[3]		1,500,000	1,490,393

Trucking & leasing—1.7%
Aviation Capital Group Corp.
6.750%, due 04/06/21[3]		4,820,000	4,539,392
Aviation Capital Group LLC
7.125%, due 10/15/20[3]		1,100,000	990,549
NTT Finance Corp. EMTN
1.900%, due 07/21/21[5]		2,000,000	2,004,924
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.900%, due 02/01/24[3]		1,200,000	1,239,594
4.250%, due 01/17/23[3]		1,300,000	1,357,635
SMBC Aviation Capital Finance DAC
2.650%, due 07/15/21[3,8]		400,000	398,044
4.125%, due 07/15/23[3]		1,600,000	1,611,476
			12,141,614

Water—0.1%
Essential Utilities, Inc.
3.351%, due 04/15/50		505,000	526,378
Total corporate bonds (cost—$386,148,370)			384,994,922

Loan assignments—0.5%
Broadcast—0.5%
Hilton Worldwide Finance, LLC 2019 Term Loan B2
1 mo. USD LIBOR + 1.750%,
2.237%, due 06/22/26[2]
(cost—$3,496,790)		3,524,014	3,336,078

Mortgage-backed securities—11.4%
Alba PLC,
Series 2007-1, Class A3,
3 mo. LIBOR GBP + 0.170%,
0.683%, due 03/17/39[2,5]	GBP	422,240	481,023

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Alternative Loan Trust,
Series 2006-14CB, Class A1,
6.000%, due 06/25/36	1,674,238	1,197,024
ARM Trust,
Series 2005-5, Class 2A1,
4.174%, due 09/25/35[11]	80,947	71,311
Ashford Hospitality Trust,
Series KEYS, Class A,
1 mo. USD LIBOR + 1.000%,
1.814%, due 05/15/35[2,3]	1,500,000	1,300,814
BAMLL Commercial Mortgage Securities Trust,
Series 2012-PARK, Class A,
2.959%, due 12/10/30[3]	1,000,000	1,036,815
Banc of America Funding Trust,
Series 2005-D, Class A1,
4.331%, due 05/25/35[11]	337,234	322,051
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
4.799%, due 07/20/32[11]	564	523
BBCCRE Trust,
Series 2015-GTP, Class A,
3.966%, due 08/10/33[3]	3,600,000	3,827,165
BCAP LLC Trust,
Series 2014-RR5, Class 1A3,
1 mo. USD LIBOR + 0.225%,
1.397%, due 01/26/36[2,3]	166,970	166,012
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A,
4.544%, due 10/25/33[11]	3,854	3,502
Series 2004-9, Class 2A1,
4.119%, due 09/25/34[11]	208,385	188,738
Series 2005-7, Class 22A1,
3.925%, due 09/25/35[11]	402,937	302,924
Series 2006-1, Class 21A2,
3.647%, due 02/25/36[11]	527,348	416,878
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1,
4.016%, due 04/25/33[11]	9,932	9,689
Series 2003-5, Class 2A1,
4.189%, due 08/25/33[11]	73,755	69,416
Series 2004-3, Class 1A2,
4.321%, due 07/25/34[11]	64,509	55,485
Series 2004-6, Class 2A1,
3.913%, due 09/25/34[11]	381,604	347,763

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2004-7, Class 1A1,
4.250%, due 10/25/34[11]	139,824	119,960
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10,
5.500%, due 11/25/35	1,450,416	1,292,129
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	611,702	373,507
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO,
1.493%, due 02/10/48[11]	3,338,862	153,031
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A,
1 year CMT + 2.400%,
2.570%, due 05/25/35[2]	117,080	111,796
Series 2005-4, Class A,
4.621%, due 08/25/35[11]	270,087	255,686
Series 2005-6, Class A2,
1 year CMT + 2.150%,
2.290%, due 09/25/35[2]	21,295	20,077
Series 2005-6, Class A3,
1 year CMT + 1.800%,
1.940%, due 09/25/35[2]	3,421	3,056
COMM Mortgage Trust,
Series 2014-LC15, Class XA, IO,
1.260%, due 04/10/47[11]	9,447,428	323,533
Series 2014-UBS3, Class XA, IO,
1.235%, due 06/10/47[11]	2,833,394	101,859
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	22,360	22,385
Series 2005-62, Class 2A1,
12 mo. MTA + 1.000%,
2.871%, due 12/25/35[2]	150,581	128,999
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	424,777	313,494
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 2A,
4.945%, due 01/25/34[3,11]	551,568	529,094
Series 2004-12, Class 11A2,
3.784%, due 08/25/34[11]	126,675	118,014
Series 2004-12, Class 12A1,
4.101%, due 08/25/34[11]	8,957	8,840
Series 2005-HYB9, Class 5A1,
12 mo. USD LIBOR + 1.750%,
3.793%, due 02/20/36[2]	157,493	139,439

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD LIBOR + 0.260%,
0.978%, due 08/19/45[2]	190,996	165,386
FHLMC REMIC,
Series 0023, Class KZ,
6.500%, due 11/25/23	15,509	16,525
Series 1278, Class K,
7.000%, due 05/15/22	1,557	1,596
Series 1367, Class KA,
6.500%, due 09/15/22	140	147
Series 1502, Class PX,
7.000%, due 04/15/23	54,197	57,426
Series 1503, Class PZ,
7.000%, due 05/15/23	15,494	16,534
Series 1534, Class Z,
5.000%, due 06/15/23	17,405	18,070
Series 1562, Class Z,
7.000%, due 07/15/23	29,929	31,950
Series 1694, Class Z,
6.500%, due 03/15/24	12,149	13,151
Series 2061, Class Z,
6.500%, due 06/15/28	47,141	54,104
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
1.314%, due 01/15/32[2]	28,149	27,687
Series 2764, Class LZ,
4.500%, due 03/15/34	445,484	482,428
Series 2764, Class ZG,
5.500%, due 03/15/34	1,351,140	1,551,585
Series 2835, Class JZ,
5.000%, due 08/15/34	282,244	321,849
Series 2921, Class PG,
5.000%, due 01/15/35	1,492,634	1,706,716
Series 2983, Class TZ,
6.000%, due 05/15/35	893,907	1,023,452
Series 3149, Class CZ,
6.000%, due 05/15/36	1,180,117	1,399,952
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class M2,
1 mo. USD LIBOR + 3.250%,
4.197%, due 07/25/29[2]	515,000	490,756
Series 2017-DNA2, Class M2,
1 mo. USD LIBOR + 3.450%,
4.397%, due 10/25/29[2]	1,190,000	1,141,165

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2017-DNA3, Class M2,
1 mo. USD LIBOR + 2.500%,
3.447%, due 03/25/30[2]	320,000	300,921
Series 2017-HQA2, Class M2,
1 mo. USD LIBOR + 2.650%,
3.597%, due 12/25/29[2]	1,320,000	1,170,151
Series 2018-HQA1, Class M2,
1 mo. USD LIBOR + 2.300%,
3.247%, due 09/25/30[2]	819,401	720,628
FHLMC Structured Pass-Through Certificates,
Series T-054, Class 2A,
6.500%, due 02/25/43	416,419	507,667
Series T-058, Class 2A,
6.500%, due 09/25/43	266,824	308,829
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
4.622%, due 08/25/35[11]	15,533	12,191
FNMA Connecticut Avenue Securities,
Series 2017-C02, Class 2M2,
1 mo. USD LIBOR + 3.650%,
4.597%, due 09/25/29[2]	1,489,072	1,406,794
Series 2017-C03, Class 1M2,
1 mo. USD LIBOR + 3.000%,
3.947%, due 10/25/29[2]	680,000	643,338
Series 2017-C03, Class 2M2,
1 mo. USD LIBOR + 2.800%,
3.747%, due 02/25/30[2]	339,533	311,370
Series 2017-C04, Class 2M2,
1 mo. USD LIBOR + 2.850%,
3.797%, due 11/25/29[2]	1,300,000	1,191,038
Series 2017-C05, Class 1M2,
1 mo. USD LIBOR + 2.200%,
3.147%, due 01/25/30[2]	476,682	441,357
Series 2017-C06, Class 1M2,
1 mo. USD LIBOR + 2.650%,
3.597%, due 02/25/30[2]	298,365	276,910
Series 2017-C07, Class 2M2,
1 mo. USD LIBOR + 2.500%,
3.447%, due 05/25/30[2]	899,469	783,409
Series 2018-C01, Class 1M2,
1 mo. USD LIBOR + 2.250%,
3.197%, due 07/25/30[2]	725,000	632,248
Series 2018-C02, Class 2M2,
1 mo. USD LIBOR + 2.200%,
3.147%, due 08/25/30[2]	244,821	214,191
FNMA REMIC,

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 1991-065, Class Z,
6.500%, due 06/25/21	119	121
Series 1992-129, Class L,
6.000%, due 07/25/22	549	571
Series 1993-060, Class Z,
7.000%, due 05/25/23	13,656	14,494
Series 1993-070, Class Z,
6.900%, due 05/25/23	2,185	2,322
Series 1993-096, Class PZ,
7.000%, due 06/25/23	10,619	11,315
Series 1993-160, Class ZB,
6.500%, due 09/25/23	5,199	5,480
Series 1993-163, Class ZB,
7.000%, due 09/25/23	1,194	1,272
Series 1998-066, Class FG,
1 mo. USD LIBOR + 0.300%,
0.787%, due 12/25/28[2]	6,214	6,165
Series 1999-W4, Class A9,
6.250%, due 02/25/29	134,539	151,070
Series 2000-034, Class F,
1 mo. USD LIBOR + 0.450%,
0.937%, due 10/25/30[2]	2,010	1,955
Series 2002-080, Class A1,
6.500%, due 11/25/42	532,090	609,899
Series 2003-064, Class AH,
6.000%, due 07/25/33	1,257,513	1,471,840
Series 2003-W8, Class 2A,
7.000%, due 10/25/42	22,853	27,347
Series 2004-T1, Class 1A1,
6.000%, due 01/25/44	325,158	378,009
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	389,880	457,457
Series 2005-024, Class ZE,
5.000%, due 04/25/35	534,748	608,214
Series 2005-120, Class ZU,
5.500%, due 01/25/36	1,366,768	1,608,996
Series 2006-065, Class GD,
6.000%, due 07/25/26	423,497	461,691
Trust 1993-037, Class PX,
7.000%, due 03/25/23	2,666	2,808
Trust G92-040, Class ZC,
7.000%, due 07/25/22	1,269	1,318
GNMA REMIC,
Trust Series 2003-98, Class Z,
6.000%, due 11/20/33	3,577,578	4,129,447

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount[1]		Value ($)
Mortgage-backed securities—(continued)
Trust Series 2005-26, Class ZA,
5.500%, due 01/20/35		7,638,943	8,643,226
Trust Series 2015-H20, Class FB,
1 mo. USD LIBOR + 0.600%,
1.956%, due 08/20/65[2]		1,303,740	1,297,310
Trust Series 2016-H11, Class F,
1 mo. USD LIBOR + 0.800%,
2.156%, due 05/20/66[2]		962,680	965,085
Trust Series 2016-H15, Class FA,
1 mo. USD LIBOR + 0.800%,
2.156%, due 07/20/66[2]		1,779,277	1,783,652
Trust Series 2016-H19, Class FE,
1 mo. USD LIBOR + 0.370%,
1.726%, due 06/20/61[2]		508	508
Trust Series 2017-182, Class FW,
1 mo. USD LIBOR + 0.350%,
1.335%, due 05/20/47[2]		648,079	649,466
Trust Series 2018-38, Class WF,
1 mo. USD LIBOR + 0.300%,
1.285%, due 10/20/43[2]		1,750,515	1,745,226
GS Residential Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
4.091%, due 09/25/35[11]		196,054	188,201
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A,
1 mo. USD LIBOR + 0.700%,
1.418%, due 01/19/35[2]		32,669	27,902
Series 2005-4, Class 3A1,
4.251%, due 07/19/35[11]		171,871	148,965
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ, Class A,
1 mo. USD LIBOR + 1.000%,
1.814%, due 06/15/32[2,3]		1,599,305	1,454,923
Series 2018-PHH, Class A,
1 mo. USD LIBOR + 0.910%,
1.724%, due 06/15/35[2,3]		1,550,537	1,380,959
JPMorgan Mortgage Trust,
Series 2005-A8, Class 1A1,
3.909%, due 11/25/35[11]		553,078	471,460
Series 2006-A4, Class 2A2,
3.778%, due 06/25/36[11]		259,276	210,831
Ludgate Funding PLC,
Series 2007-1, Class A2A,
3 mo. LIBOR GBP + 0.160%,
0.735%, due 01/01/61[2,5]	GBP	1,513,487	1,745,968

PACE Strategic Fixed Income Investments
Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(continued)
Series 2008-W1X, Class A1,
3 mo. LIBOR GBP + 0.600%,
1.175%, due 01/01/61 [2,5]	GBP	651,581	761,436
Mansard Mortgages,
Series 2007-1X, Class A2,
3 mo. LIBOR GBP + 0.180%,
0.846%, due 04/15/47[2,5]	GBP	975,137	1,112,705
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class B,
3.560%, due 07/13/29[3,11]	1,800,000		1,832,664
NAAC Reperforming Loan REMIC Trust,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]	617,771		593,391
Nomura Resecuritization Trust,
Series 2014-7R, Class 2A3,
1 mo. USD LIBOR + 0.200%,
1.147%, due 12/26/35[2,3]	543,689		524,658
OBX Trust,
Series 2019-EXP2, Class 2A1A,
1 mo. USD LIBOR + 0.900%,
1.847%, due 06/25/59[2,3]	318,745		313,987
Reperforming Loan REMIC Trust,
Series 2006-R1, Class AF1,
1 mo. USD LIBOR + 0.340%,
0.827%, due 01/25/36[2,3]	696,318		644,651
Residential Funding Mortgage Security I,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34	393,886		386,611
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD LIBOR + 0.200%,
0.918%, due 07/20/36[2]	115,225		104,135
Structured ARM Loan Trust,
Series 2004-8, Class 3A,
3.952%, due 07/25/34[11]	258,888		234,260
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1,
1 mo. USD LIBOR + 0.660%,
1.378%, due 09/19/32[2]	59,674		55,455
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.210%,
0.697%, due 04/25/36[2]	1,115,516		1,094,030
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
3.912%, due 09/25/37[11]	627,922		592,528

PACE Strategic Fixed Income Investments
Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(concluded)
Towd Point Mortgage Funding,
Series 2019-A13A, Class A1,
3 mo. Sonia + 0.900%,
1.392%, due 07/20/45[2,3]	GBP	4,899,492	6,047,818
Uropa Securities PLC,
Series 2007-1, Class A3A,
3 mo. LIBOR GBP + 0.200%,
0.866%, due 10/10/40[2,5]	GBP	2,689,027	3,083,274
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A,
12 mo. MTA + 1.400%,
3.271%, due 06/25/42[2]	13,852		12,059
Series 2005-AR13, Class A1A1,
1 mo. USD LIBOR + 0.290%,
0.777%, due 10/25/45[2]	459,666		428,079
Series 2006-AR2, Class 2A1,
3.573%, due 03/25/36[11]	562,104		466,649
Series 2006-AR9, Class 1A,
12 mo. MTA + 1.000%,
2.871%, due 08/25/46[2]	525,936		476,164
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA, IO,
0.956%, due 09/15/57[11]	6,455,800		174,355
Series 2014-LC14, Class XA, IO,
1.376%, due 03/15/47[11]	3,342,367		114,193
Total Mortgage-backed securities (cost—$80,606,665)			80,972,128

Municipal bonds—0.3%
Illinois—0.1%
Sales Tax Securitization Corp.,
Series B,
3.057%, due 01/01/34	1,400,000		1,216,782

New York—0.1%
New York State Dormitory Authority, Personal Income Tax Revenue Bonds,
Series D,
4.000%, due 02/15/47	180,000		192,749
New York State Urban Development Corp., Sale Tax Revenue Bonds,
Series A,
4.000%, due 03/15/43	180,000		194,182
			386,931
Texas—0.1%
Texas Water Development Board, Water Implementation Revenue Bonds
4.000%, due 10/15/54	115,000		127,436

PACE Strategic Fixed Income Investments
Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds—(concluded)
Texas—(concluded)
Waller Consolidated Independent School District, GO Bonds,
(PSF-GTD),
4.000%, due 02/15/50	180,000	202,947
Ysleta Independent School District, GO Bonds,
(PSF-GTD),
4.000%, due 08/15/52	105,000	117,288
		447,671
Total Municipal bonds (cost—$2,304,416)		2,051,384

Non-U.S. government agency obligations—2.6%
Angolan Government International Bond EMTN
4.750%, due 02/20/24[5]	200,000	200,300
Bermuda Government International Bond
3.717%, due 01/25/27[5]	200,000	200,000
Brazil Minas SPE via State of Minas Gerais
5.333%, due 02/15/28[5]	160,000	160,100
Brazilian Government International Bond
5.625%, due 01/07/41	100,000	99,750
7.125%, due 01/20/37	40,000	45,275
Colombia Government International Bond
6.125%, due 01/18/41	100,000	111,469
Costa Rica Government International Bond
7.158%, due 03/12/45[5]	230,000	177,603
Dominican Republic International Bond
6.850%, due 01/27/45[5]	200,000	170,750
Egypt Government International Bond
7.903%, due 02/21/48[5]	250,000	215,391
Indonesia Government International Bond
8.500%, due 10/12/35[5]	190,000	274,040
Israel Government International Bond
3.875%, due 07/03/50[8]	1,700,000	1,880,370
4.125%, due 01/17/48	1,600,000	1,861,000
Ivory Coast Government International Bond
5.750%, due 12/31/32[4,5]	342,000	298,822
Japan Bank for International Cooperation
2.875%, due 07/21/27	2,200,000	2,472,141
Japan International Cooperation Agency
2.750%, due 04/27/27	1,300,000	1,457,624
Kuwait International Government Bond
2.750%, due 03/20/22[5]	1,700,000	1,740,375

PACE Strategic Fixed Income Investments
Schedule of investments – April 30, 2020 (unaudited)

		Face amount[1]	Value ($)
Non-U.S. government agency obligations—(concluded)
Mexico Government International Bond GMTN
5.750%, due 10/12/10		76,000	72,271
Mongolia Government International Bond
5.625%, due 05/01/23[5]		200,000	176,250
Paraguay Government International Bond
4.950%, due 04/28/31[5]		200,000	206,750
Peruvian Government International Bond
5.940%, due 02/12/29[3]	PEN	5,100,000	1,699,709
Qatar Government International Bond
4.500%, due 04/23/28[5]		1,700,000	1,946,500
5.103%, due 04/23/48[5]		1,600,000	1,996,500
Republic of South Africa Government International Bond
5.875%, due 06/22/30		200,000	183,000
Romanian Government International Bond
5.125%, due 06/15/48[5]		30,000	31,687
Russian Foreign Bond - Eurobond
4.250%, due 06/23/27[5]		200,000	217,000
Sri Lanka Government International Bond
6.750%, due 04/18/28[5]		200,000	110,750
Turkey Government International Bond
7.375%, due 02/05/25		150,000	151,875
Uruguay Government International Bond
5.100%, due 06/18/50		197,500	224,101
Total Non-U.S. government agency obligations (cost—$16,907,452)			18,381,403

U.S. government agency obligations—9.3%
FHA GMAC
7.430%, due 06/01/21		1	1
FHLMC
7.645%, due 05/01/25		658,487	761,830
FHLMC ARM
12 mo. USD LIBOR + 1.815%,
3.783%, due 03/01/36[2]		12,800	12,869
FNMA
3.310%, due 07/01/23		584,062	622,349
3.500%, due 11/01/21		1,008,950	1,033,839
4.500%, due 04/01/29		115,321	124,565
5.153%, due 11/01/34[11]		2,809,163	2,806,540
FNMA ARM
12 mo. MTA + 1.400%,
3.366%, due 08/01/40[2]		20,556	20,510
12 mo. USD LIBOR + 1.420%,
3.420%, due 03/01/36[2]		9,661	9,749

PACE Strategic Fixed Income Investments
Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
6 mo. USD LIBOR + 1.538%,
3.431%, due 01/01/36[2]	21,993	22,212
12 mo. USD LIBOR + 1.586%,
3.586%, due 12/01/35[2]	22,184	22,345
1 year CMT + 2.250%,
3.750%, due 05/01/27[2]	4,627	4,666
12 mo. USD LIBOR + 1.815%,
3.815%, due 03/01/36[2]	18,588	18,718
12 mo. USD LIBOR + 1.880%,
3.889%, due 03/01/36[2]	26,961	27,202
12 mo. USD LIBOR + 1.780%,
3.905%, due 11/01/35[2]	3,997	4,022
12 mo. USD LIBOR + 1.912%,
3.912%, due 02/01/36[2]	24,650	24,825
12 mo. USD LIBOR + 1.912%,
3.912%, due 03/01/36[2]	22,067	22,222
1 year CMT + 2.102%,
4.050%, due 05/01/30[2]	25,698	25,792
12 mo. USD LIBOR + 1.942%,
4.192%, due 09/01/35[2]	6,180	6,219
1 year CMT + 2.645%,
4.270%, due 01/01/36[2]	23,044	23,237
1 year CMT + 2.224%,
4.282%, due 04/01/27[2]	7,364	7,439
12 mo. USD LIBOR + 2.015%,
4.765%, due 06/01/36[2]	7,785	7,782
FNMA ARM COFI
3.250%, due 11/01/26[12,13]	10,709	9,852
GNMA II
5.000%, due 07/20/49	16,800,939	18,131,607
5.000%, due 11/20/49	620,016	668,481
5.000%, due 12/20/49	270,409	291,546
5.000%, due 01/20/50	206,856	223,439
GNMA II ARM
1 year CMT + 1.500%,
3.125%, due 11/20/23[2]	1,022	1,044
1 year CMT + 1.500%,
3.250%, due 07/20/25[2]	1,741	1,785
1 year CMT + 1.500%,
3.875%, due 05/20/26[2]	6,081	6,256
1 year CMT + 1.500%,
4.000%, due 01/20/26[2]	3,168	3,221
GNMA II TBA
4.500%,	2,000,000	2,141,336
UMBS TBA
2.500%	21,285,000	22,104,795
3.000%	14,030,000	14,784,363

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(concluded)
3.500%	1,000,000	1,055,325
4.000%	200,000	213,230
4.500%	1,000,000	1,078,286
Total U.S. government agency obligations (cost—$65,884,088)		66,323,499

U.S. Treasury obligations—32.2%
U.S. Treasury Bonds
2.000%, due 02/15/50	3,500,000	4,112,227
2.500%, due 02/15/45	53,400,000	67,275,656
2.750%, due 08/15/42	4,345,000	5,643,748
2.750%, due 11/15/42	3,200,000	4,154,500
2.875%, due 05/15/43	3,500,000	4,639,824
2.875%, due 08/15/45	9,100,000	12,244,121
3.000%, due 11/15/44	8,200,000	11,193,000
3.000%, due 05/15/45	200,000	274,164
3.000%, due 02/15/48[14]	500,000	699,902
3.125%, due 02/15/43	2,075,000	2,853,854
3.125%, due 08/15/44	5,200,000	7,224,750
3.375%, due 05/15/44	600,000	863,695
3.625%, due 02/15/44	2,200,000	3,277,828
U.S. Treasury Inflation Index Bonds (TIPS)
1.000%, due 02/15/46	1,397,274	1,798,779
1.000%, due 02/15/48	2,480,649	3,245,262
U.S. Treasury Notes
1.375%, due 09/30/20	1,115,000	1,120,836
1.625%, due 02/15/26	845,000	901,113
1.750%, due 06/30/24	5,400,000	5,717,461
1.750%, due 11/15/29	580,000	639,813
1.875%, due 08/31/22	9,600,000	9,969,000
2.000%, due 02/28/21	16,900,000	17,157,461
2.000%, due 10/31/22[14]	1,000,000	1,043,945
2.125%, due 09/30/21	27,500,000	28,249,805
2.125%, due 09/30/24	10,900,000	11,749,008
2.250%, due 04/30/21[14]	6,500,000	6,635,332
2.250%, due 04/15/22	835,000	868,335
2.250%, due 08/15/27	5,000,000	5,612,305
2.625%, due 02/15/29	6,700,000	7,855,488

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

		Face amount[1]	Value ($)
U.S. Treasury obligations—(concluded)
2.875%, due 05/31/25		1,475,000	1,659,548
Total U.S. Treasury obligations (cost—$209,381,286)			228,680,760

		Number of shares
Exchange traded funds—0.6%
Invesco Senior Loan ETF (cost—$5,003,936)		217,988	4,573,388

Short-term investments—0.3%
Investment companies—0.3%

State Street Institutional U.S. Government Money Market Fund (cost—$2,075,883)		2,075,883	2,075,883

		Face amount[1]
Short-term U.S. Treasury obligations—0.1%
U.S. Treasury Bill

1.543%, due 05/28/20[15] (cost—$749,150)		750,000	749,150

		Number of shares
Investment of cash collateral from securities loaned—1.8%
Money market funds—1.8%
State Street Navigator Securities Lending Government Money Market Portfolio
(cost—$12,582,123)		12,582,123	12,582,123

	Number of contracts	Notional amount
Options purchased—0.0%†
Call options—0.0%†
U.S. Bond Future Option Futures, strike @ $196.00, expires 05/22/20	109	USD 21,364,000	10,219

Put options—0.0%†
U.S. Treasury Note 10 Year Futures, strike @ $119.50, expires 05/22/20	517	USD 61,781,500	517

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of contracts	Notional amount	Value($)
Options purchased—(concluded)
Put options—(concluded)
U.S. Treasury Note 5 Year Futures, strike @ $113.00 expires 05/22/20	501	USD 56,613,000	3,914
U.S. Treasury Note 5 Year Futures, strike @ $113.25 expires 05/22/20	68	USD 7,701,000	531
Total			4,962

Total options purchased (cost—$10,289)			15,181
Total investments (cost—$829,035,321)[16]—119.7%			849,291,464
Liabilities in excess of other assets—(19.7)%			(139,908,142)
Net assets—100.0%			$709,383,322

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Credit default swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	900	900,000	CDX North American Investment Grade 33 Index, strike @ 0.850%, terminating 12/20/24	MSCI	Receive	06/17/20	1,161	(4,371)	(3,210)
USD	500	500,000	CDX North American Investment Grade 33 Index, strike @ 0.850%, terminating 12/20/24	DB	Receive	06/17/20	575	(2,428)	(1,853)
USD	2,600	2,600,000	CDX North American Investment Grade 33 Index, strike @ 0.800%, terminating 12/20/24	BNP	Receive	06/17/20	2,743	(15,477)	(12,734)
Total Put credit default swaptions							4,479	(22,276)	(17,797)
Total Credit default swaptions written							4,479	(22,276)	(17,797)

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures buy contracts:
24	EUR	Call Options on Euro SCHATZ Futures 05/22/20, strike @ EUR 113.5	June 2020	144	131	(13)
3	EUR	German Euro Buxl 30 Year Futures	June 2020	716,229	720,631	4,402
2	USD	Australian Dollar Futures	June 2020	127,192	130,460	3,268
4	USD	British Pound Futures	June 2020	315,032	315,050	18
2	USD	Canadian Dollar Futures	June 2020	145,222	143,650	(1,572)

U.S. Treasury futures buy contracts:
13	USD	U.S. Long Bond Futures	June 2020	2,169,643	2,353,406	183,763
388	USD	U.S. Treasury Note 10 Year Futures	June 2020	52,639,069	53,956,250	1,317,181
797	USD	U.S. Treasury Note 5 Year Futures	June 2020	97,908,398	100,011,047	2,102,649
Total				154,020,929	157,630,625	3,609,696

Interest rate futures sell contracts:
2	USD	Euro Fx Futures with American Style Options	June 2020	(280,575)	(274,050)	6,525
9	EUR	German Euro Bund Futures	June 2020	(1,724,955)	(1,720,341)	4,614

U.S. Treasury futures sell contracts:
237	USD	U.S. Long Bond Futures	June 2020	(41,498,338)	(42,904,406)	(1,406,068)
33	USD	U.S. Treasury Note 10 Year Futures	June 2020	(4,553,013)	(4,589,063)	(36,050)
41	USD	U.S. Ultra Bond Futures	June 2020	(8,303,877)	(9,216,031)	(912,154)
99	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2020	(14,630,470)	(15,546,094)	(915,624)
Total				(70,991,228)	(74,249,985)	(3,258,757)
Net unrealized appreciation (depreciation)						350,939

Centrally cleared credit default swap agreements on corporate issues—sell protection18

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)[17]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
Exelon Generation Co. LLC, bond, 6.200%, due 10/01/17	USD	2,000	12/20/21	Quarterly	1.000	29,373	26,629	56,002
General Electric Co., bond, 5.000% due 06/15/21	USD	1,000	06/20/24	Quarterly	1.000	9,641	(27,538)	(17,897)

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaps—(continued)

Centrally cleared credit default swap agreements on corporate issues—sell protection18—(concluded)

Rolls-Royce PLC, bond, 2.125%, due 06/08/21	EUR	1,400	06/20/24	Quarterly	1.000	(2,870)	(182,543)	(185,413)
Verizon Communications, Inc., bond, 2.550%, due 06/17/19	USD	1,600	12/20/22	Quarterly	1.000	(16,582)	21,375	4,793
Total						19,562	(162,077)	(142,515)

Centrally cleared credit default swap agreements on credit indices—buy protection19

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio (%)[17]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American Investment Grade 33 Index	USD	2,924	12/20/24	Quarterly	5.000	227,184	153,558	380,742

Centrally cleared credit default swap agreements on credit indices—sell protection19

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)[17]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American Investment Grade 28 Index	USD	11,700	06/20/22	Quarterly	1.000	(99,523)	(18,373)	(117,896)
CDX North American Investment Grade 31 Index	USD	8,000	12/20/23	Quarterly	1.000	(64,056)	63,901	(155)
CDX North American Investment Grade 32 Index	USD	600	06/20/24	Quarterly	1.000	(10,993)	5,126	(5,867)
CDX North American Investment Grade 34 Index	USD	3,500	06/20/25	Quarterly	1.000	63,719	27,250	90,969
Total						(110,853)	77,904	(32,949)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[17]	Payments received by the Portfolio(%)[17]	Value($)	Unrealized appreciation (depreciation)($)
JPY	3,240,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(690,827)	(579,737)
JPY	1,800,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(385,110)	(331,524)
JPY	230,000	03/20/29	Semi-Annual	0.450	6 Month JPY LIBOR	(95,177)	(81,160)
JPY	580,000	09/20/27	Semi-Annual	0.300	6 Month JPY LIBOR	(148,157)	(126,671)
JPY	310,000	03/20/28	Semi-Annual	0.300	6 Month JPY LIBOR	(82,804)	(100,122)
JPY	756,000	03/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(805,117)	(828,582)
JPY	220,000	06/18/28	Semi-Annual	0.399	6 Month JPY LIBOR	(78,322)	(78,175)
JPY	736,400	12/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(814,727)	(855,533)

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)	Payments received by the Portfolio(%)	Value($)	Unrealized appreciation (depreciation)($)
JPY	60,000	10/22/38	Semi-Annual	0.800	6 Month JPY LIBOR	(69,832)	(69,797)
JPY	200,000	10/31/38	Semi-Annual	0.705	6 Month JPY LIBOR	(206,207)	(218,003)
GBP	1,800	03/18/30	Semi-Annual	0.750	6 Month GBP LIBOR	(60,773)	(78,283)
GBP	4,900	06/17/50	Semi-Annual	1.000	6 Month GBP LIBOR	(1,053,092)	(1,141,971)
JPY	60,000	03/21/48	Semi-Annual	6 Month JPY LIBOR	1.000	126,669	(10,397)
JPY	1,810,000	06/18/28	Semi-Annual	6 Month JPY LIBOR	0.380	616,944	556,558
USD	7,900	08/22/23	Semi-Annual	3 Month USD LIBOR	2.800	659,088	659,088
JPY	430,000	08/22/39	Semi-Annual	6 Month JPY LIBOR	0.122	(11,842)	(36,010)
JPY	600,000	08/22/39	Semi-Annual	6 Month JPY LIBOR	0.123	(15,976)	(35,826)
JPY	60,000	08/28/39	Semi-Annual	6 Month JPY LIBOR	0.103	(3,679)	(3,679)
JPY	430,000	09/13/26	Semi-Annual	6 Month JPY LIBOR	0.095	(3,863)	(3,863)
JPY	210,000	09/13/26	Semi-Annual	6 Month JPY LIBOR	0.092	(1,518)	(1,518)
JPY	350,000	09/18/26	Semi-Annual	6 Month JPY LIBOR	0.068	2,613	3,729
JPY	560,000	09/18/26	Semi-Annual	6 Month JPY LIBOR	0.062	6,130	8,144
JPY	215,000	09/19/26	Semi-Annual	6 Month JPY LIBOR	0.063	1,945	1,665
JPY	215,000	09/19/26	Semi-Annual	6 Month JPY LIBOR	0.064	1,818	1,538
JPY	108,000	09/20/26	Semi-Annual	6 Month JPY LIBOR	0.087	(710)	(710)
JPY	262,000	09/24/26	Semi-Annual	6 Month JPY LIBOR	0.000	(3,584)	(3,906)
JPY	73,000	03/10/38	Semi-Annual	6 Month JPY LIBOR	0.040	(9,546)	(9,546)
JPY	73,000	03/10/38	Semi-Annual	6 Month JPY LIBOR	0.326	(10,048)	(10,048)
Total						(3,135,704)	(3,374,339)

OTC credit default swap agreements on corporate issues—sell protection18

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	Republic of Italy, bond, 6.875%, due 09/27/23	USD	1,000,000	06/20/2024	Quarterly	1.000	23,140	(16,727)	6,413
GSI	Republic of South Africa, bond, 5.500%, due 03/09/20	USD	1,600,000	06/20/2024	Quarterly	1.000	52,742	(178,162)	(125,420)
Total							75,882	(194,889)	(119,007)

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	GBP	15,331,000	USD	18,756,850	05/04/20	(552,541)
BNP	EUR	1,115,000	USD	1,212,975	05/05/20	(8,897)
BNP	USD	1,801,099	EUR	1,655,000	05/05/20	12,532
BOA	USD	2,117,255	AUD	3,136,000	05/15/20	(73,617)
CITI	GBP	15,331,000	USD	19,082,177	06/02/20	(229,348)
CITI	JPY	1,319,000,000	USD	11,945,336	05/15/20	(346,820)
CITI	USD	3,067,548	EUR	2,849,000	05/05/20	54,528
CITI	USD	19,079,525	GBP	15,331,000	05/04/20	229,867
CITI	USD	11,432,684	JPY	1,251,800,000	05/15/20	233,215
DB	BRL	9,131	USD	1,683	05/05/20	3
DB	USD	1,778	BRL	9,131	05/05/20	(99)
HSBC	AUD	8,604,000	USD	5,693,397	05/15/20	86,428
HSBC	CAD	355,000	USD	249,982	05/04/20	(5,055)
HSBC	EUR	19,501,000	USD	21,319,230	05/05/20	(50,932)
HSBC	EUR	1,311,000	USD	1,424,488	06/02/20	(12,937)
HSBC	USD	1,587,094	AUD	2,388,000	05/15/20	(30,906)
HSBC	USD	745,347	AUD	1,210,000	05/15/20	43,174
HSBC	USD	3,943,846	EUR	3,635,000	05/05/20	39,567
JPMCB	USD	70,844	MXN	1,354,000	06/17/20	(15,052)
JPMCB	USD	113,799	TRY	779,000	05/08/20	(2,324)
RBS	MYR	2,596,159	USD	621,016	06/17/20	18,405
SSC	USD	99,442	EUR	91,265	07/22/20	732
Net unrealized appreciation (depreciation)						(610,077)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	44,555,565	—	44,555,565
Corporate bonds	—	384,994,922	—	384,994,922
Loan assignments	—	3,336,078	—	3,336,078
Mortgage-backed securities	—	80,972,128	—	80,972,128
Municipal bonds	—	2,051,384	—	2,051,384
Non-U.S. government agency obligations	—	18,381,403	—	18,381,403
U.S. government agency obligations	—	66,313,647	9,852	66,323,499

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

U.S. Treasury obligations	—	228,680,760	—	228,680,760
Exchange traded funds	4,573,388	—	—	4,573,388
Short-term investments	—	2,075,883	—	2,075,883
Short-term U.S. Treasury obligations	—	749,150	—	749,150
Investment of cash collateral from securities loaned	—	12,582,123	—	12,582,123
Options purchased	15,181	—	—	15,181
Futures contracts	3,622,420	—	—	3,622,420
Swap agreements	—	1,713,046	—	1,713,046
Forward foreign currency contracts	—	718,451	—	718,451
Total	8,210,989	847,124,540	9,852	855,345,381

Liabilities
Credit default swaptions written	—	(22,276)	—	(22,276)
Futures contracts	(3,271,481)	—	—	(3,271,481)
Swap agreements	—	(4,974,254)	—	(4,974,254)
Forward foreign currency contracts	—	(1,328,528)	—	(1,328,528)
Total	(3,271,481)	(6,325,058)	—	(9,596,539)

At April 30, 2020, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†	Amount represents less than 0.05%.

1	In US dollars unless otherwise indicated.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $182,096,637, represented 25.74% of the Fund’s net assets at period end.

4	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

5	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

7	Perpetual investment. Date shown reflects the next call date.

8	Security, or portion thereof, was on loan at the period end.

9	Rate shown reflects annualized yield at the period end on zero coupon bond.

10	Bond interest in default.

11	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

12	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

13	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

14	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.

15	Rate shown is the discount rate at the date of purchase unless otherwise noted.

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

16	Includes $12,324,280 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $12,540,355.

17	Payments made or received are based on the notional amount.

18	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

19	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—98.5%
Alabama—3.6%
Alabama Federal Aid Highway Finance Authority,
Series A,
5.000%, due 09/01/29	2,000,000	2,446,900
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Subordinate Lien,
Series B,
5.000%, due 07/01/32	2,000,000	2,338,120
Black Belt Energy Gas District Revenue,
Series A-1,
4.000%, VRD	2,000,000	2,143,420
Lower Alabama Gas District Gas Project Revenue
4.000%	2,500,000	2,659,550
Series A,
5.000%, due 09/01/31	1,500,000	1,787,775
		11,375,765
Alaska—0.5%
City of Anchorage AK Wastewater Revenue Refunding,
Series B,
5.000%, due 05/01/31	1,395,000	1,691,075

Arizona—2.1%
Arizona Industrial Development Authority,
Series 2019-2, Class A,
3.625%, due 05/20/33	991,708	938,354
City of Phoenix Civic Improvement Corp. Revenue Refunding,
Series B, AMT,
5.000%, due 07/01/30	1,000,000	1,179,650
Maricopa County Industrial Development Authority (Banner Health Obligation Group),
Series A,
5.000%, due 01/01/31	3,000,000	3,470,370
Salt Verde Financial Corp. Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,185,080
		6,773,454
Arkansas—1.0%
City of Fort Smith AR Water & Sewer Revenue Refunding
5.000%, due 10/01/34	1,320,000	1,600,104

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Arkansas—(concluded)
University of Arkansas, (Fayetteville Campus),
Series A,
5.000%, due 11/01/29	1,385,000	1,586,102
		3,186,206
California—2.8%
California State
5.000%, due 10/01/30	2,815,000	3,511,206
5.000%, due 04/01/33	2,710,000	3,346,877
Los Angeles Department of Airports (Los Angeles International Airport),
Series A, AMT,
5.000%, due 05/15/32	2,000,000	2,150,660
		9,008,743
Colorado—4.3%
Colorado Health Facilities Authority,
Series A,
5.000%, due 01/01/30	1,500,000	1,878,405
Colorado Health Facilities Authority, Revenue Refunding Adventhealth Obligated Group
5.000%, VRD	1,500,000	1,785,195
Denver City & County Airport Revenue,
Subseries A, AMT,
5.500%, due 11/15/26	7,000,000	7,824,740
University of Colorado Revenue Refunding,
Series A-2,
5.000%, due 06/01/30	1,750,000	2,185,628
		13,673,968
Connecticut—2.4%
Connecticut Special Tax Revenue,
Series B,
5.000%, due 10/01/30	2,000,000	2,357,900
Connecticut State (Gaap Conversion Bonds - 2013),
Series A,
5.000%, due 10/15/25	2,900,000	3,192,030
Hartford County Metropolitan District Revenue (Green Bonds),
Series A,
5.000%, due 11/01/29	1,870,000	2,090,623
		7,640,553
District of Columbia—1.6%
Metropolitan Washington, Airport Authority Airport System Revenue,

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
District of Columbia—(concluded)
Series A, AMT,
5.000%, due 10/01/22	2,000,000	2,145,060
AMT,
5.000%, due 10/01/28	2,500,000	2,911,600
		5,056,660
Florida—4.1%
Citizens Property Insurance Corp. Revenue,
Series A-1,
5.000%, due 06/01/25	7,000,000	8,025,780
County of Broward FL Port Facilities Revenue Unrefunded,
Series B, AMT,
5.000%, due 09/01/21	660,000	694,023
County of Polk FL Utility System Revenue
5.000%, due 10/01/35	625,000	792,244
Miami Beach Redevelopment Agency Tax Increment Revenue Refunding
5.000%, due 02/01/28	1,000,000	1,126,840
Orange County Florida Tourist Development Tax Revenue Refunding,
Series B,
5.000%, due 10/01/30	1,885,000	2,267,617
		12,906,504
Georgia—3.1%
Atlanta Development Authority Revenue Senior Lien,
Series A-1,
5.000%, due 07/01/32	2,000,000	2,080,100
Fulton County Development Authority of Georgia Revenue (Anticipation CTFS-Wellstar Health System, Inc. Project),
Series A,
5.000%, due 04/01/36	1,000,000	1,106,740
Fulton County Development Authority of Georgia Revenue (Piedmont Healthcare, Inc. Project),
Series A,
5.000%, due 07/01/27	1,500,000	1,732,515
Main Street Natural Gas, Inc. Revenue,
Series A,
5.500%, due 09/15/28	1,500,000	1,820,835
Series B,
1 mo. USD LIBOR + 0.750%,
1.410%, due 04/01/48[1]	1,000,000	959,520
Municipal Electric Authority of Georgia Revenue Bonds (Nuclear Power Plants)
5.000%, due 01/01/33	1,000,000	1,093,550

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Georgia—(concluded)
Savannah Economic Development Authority (International Paper Company)
1.900%, due 08/01/24	1,000,000	959,180
		9,752,440
Hawaii—0.4%
Hawaii Airports System Revenue,
Series A, AMT,
5.000%, due 07/01/29	1,000,000	1,174,450

Illinois—11.0%
Chicago O’Hare International Airport Revenue,
Series A, AMT,
5.000%, due 01/01/23	1,150,000	1,202,475
Chicago O’Hare International Airport Revenue Refunding,
Series A, AMT,
5.000%, due 01/01/29	2,500,000	2,736,825
Chicago O’Hare International Airport Revenue Senior Lien,
Series B,
5.000%, due 01/01/35	1,750,000	1,922,707
Chicago Waterworks Revenue Senior Lien,
Series 2017-2, (AGM Insured),
5.000%, due 11/01/31	1,000,000	1,187,680
Series A-1,
5.000%, due 11/01/29	1,920,000	2,068,243
Illinois County of Cook Sale Tax Revenue Refunding
5.000%, due 11/15/35	2,500,000	2,962,625
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,255,630
Illinois Finance Authority Revenue University of Chicago,
Series A,
5.000%, due 10/01/29	2,440,000	2,568,295
Illinois Municipal Electric Agency Power Supply System Revenue Refunding,
Series A,
5.000%, due 02/01/32	2,500,000	2,848,550
Illinois Sports Facilities Authority,
(BAM Insured),
5.000%, due 06/15/28	1,000,000	1,111,620
Regional Transportation Authority Revenue Refunding,
(AGM Insured),
6.000%, due 06/01/25	2,000,000	2,313,100
Sales Tax Securitization Corp. Revenue Refunding Senior Lien,
Series A,
5.000%, due 01/01/36	1,770,000	1,957,443

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—(concluded)
State of Illinois Sales Tax Revenue,
Series A, (BAM Insured),
5.000%, due 06/15/27	3,000,000	3,346,200
University of Illinois,
Series A,
5.000%, due 04/01/30	1,000,000	1,078,020
University of Illinois, (Auxiliary Facilities System),
Series A,
5.000%, due 04/01/27	4,000,000	4,262,120
		34,821,533
Indiana—3.4%
Indiana Finance Authority Revenue Refunding (Stadium Project),
Series A,
5.250%, due 02/01/35	1,000,000	1,116,550
Indiana Finance Authority Revenue University Health Obligated Group,
Series B,
2.250%, VRD	5,250,000	5,293,785
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care,
Series A,
5.000%, due 01/01/30	2,055,000	2,265,227
Whiting City Revenue (BP Products North America, Inc. Project),
AMT,
5.000%, VRD	1,840,000	2,001,699
		10,677,261
Kentucky—2.0%
Kentucky Public Energy Authority Revenue,
Series A,
4.000%, VRD	1,000,000	1,049,080
Series A,
4.000%, VRD	1,250,000	1,311,350
Series B,
4.000%, VRD	3,750,000	3,896,325
		6,256,755
Louisiana—3.1%
East Baton Rouge Sewerage Commission Revenue Refunding,
Series B,
5.000%, due 02/01/28	1,000,000	1,162,150
Jefferson Sales Tax District,
Series B, (AGM Insured),
4.000%, due 12/01/32	1,895,000	2,185,352

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Louisiana—(concluded)
New Orleans Aviation Board Revenue,
Series B, (AGM Insured), AMT,
5.000%, due 01/01/28	1,500,000	1,676,130
Parish of St John the Baptist LA (Marathon Oil Corporation)
2.200%, VRD	1,000,000	830,470
State of Louisiana State Highway Improvement Revenue,
Series A,
5.000%, due 06/15/29	3,500,000	3,987,270
		9,841,372
Maryland—0.6%
Maryland State Transportation Authority Revenue Baltimore/Washington International,
AMT,
5.000%, due 06/01/24	1,700,000	1,869,150

Massachusetts—1.6%
Commonwealth of Massachusetts,
Series D,
4.000%, due 05/01/34	2,000,000	2,320,000
Massachusetts Educational Financing Authority,
Series K, AMT,
5.000%, due 07/01/22	2,500,000	2,639,525
		4,959,525
Michigan—4.5%
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien,
Series A,
5.000%, due 07/01/23	1,000,000	1,116,260
Series D,
5.000%, due 07/01/26	1,100,000	1,310,177
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,609,746
Michigan State Finance Authority Revenue Refunding (Detroit School District),
Series A,
5.000%, due 05/01/22	1,485,000	1,592,380
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And
Sewerage),
Series C-3, (AGM Insured),
5.000%, due 07/01/30	1,500,000	1,672,590
Michigan Strategic Fund Revenue, (Improvement Project),
AMT,
5.000%, due 06/30/32	3,300,000	3,606,405

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Michigan—(concluded)
Saginaw Hospital Finance Authority Revenue
5.000%, due 07/01/28	1,000,000	1,202,540
Utica Community Schools, (School Building And Site)
4.000%, due 05/01/23	1,000,000	1,082,510
		14,192,608
Missouri—4.1%
City of Kansas City, Missouri Airport Revenue,
Series A, AMT,
5.000%, due 09/01/23	5,000,000	5,193,950
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project,
Series A,
5.000%, due 12/01/25	2,300,000	2,695,370
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth,
Series A,
5.000%, due 11/15/34	2,000,000	2,194,180
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Saint Luke’s Health System
5.000%, due 11/15/28	1,000,000	1,127,360
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care,
Series A,
5.000%, due 06/01/27	1,500,000	1,662,690
		12,873,550
Nebraska—1.4%
Nebraska Public Power District Revenue Refunding,
Series B,
5.000%, due 01/01/31	1,300,000	1,597,960
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2,
Series A,
5.000%, due 01/01/30	2,500,000	2,877,600
		4,475,560
Nevada—1.1%
Las Vegas Valley Water District,
Series B,
5.000%, due 06/01/25	2,700,000	2,916,297

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Nevada—(concluded)
Reno Sales Tax Revenue Refunding, First Lien,
Series 2018A,
5.000%, due 06/01/33	500,000	545,270
		3,461,567
New Jersey—7.7%
New Jersey Economic Development Authority Revenue Refunding,
Series WW,
5.250%, due 06/15/31	2,100,000	2,143,869
Series XX,
5.000%, due 06/15/26	1,600,000	1,650,496
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co.,
Series C, AMT,
5.100%, due 06/01/23	1,000,000	1,002,510
New Jersey Health Care Facilities Financing Authority Revenue Refunding
5.000%, due 07/01/33	1,000,000	1,158,360
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,696,170
New Jersey State Higher Education Assistance Authority Revenue,
Series 1A, AMT,
5.000%, due 12/01/21	2,550,000	2,672,247
Series B, AMT,
5.000%, due 12/01/23	2,000,000	2,191,460
New Jersey Transportation Trust Fund Authority Revenue Bonds,
Series S,
5.000%, due 06/15/30	1,000,000	1,021,540
New Jersey Turnpike Authority Revenue,
Series E,
5.000%, due 01/01/30	1,350,000	1,596,226
Tobacco Settlement Financing Corp. Tobacco Settlement Revenue Refunding,
Series A,
5.000%, due 06/01/34	8,000,000	9,086,000
		24,218,878
New York—5.2%
Metropolitan Transportation Authority Revenue Bonds,
Series A-1,
5.000%, due 02/01/23	605,000	602,659
Series B,
5.000%, due 11/15/22	895,000	896,665
Nassau County New York Industrial Development,
Series B,
5.000%, due 10/01/21	3,045,000	3,215,763

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
New York—(concluded)
New York City,
Series H,
5.000%, due 08/01/25	2,990,000	3,379,746
New York State Urban Development Corp. Empire State Development State Personal Income Tax Revenue Bonds,
Series E,
5.000%, due 03/15/31	2,000,000	2,190,520
New York Transportation Development Corp. Special Facility Revenue Refunding (Laguardia Airport Terminal B Redevelopment),
Series A, AMT,
5.000%, due 07/01/34	1,000,000	1,032,350
New York Transportation Development Corp. Special Facility Revenue Refunding (Terminal One Group Association),
AMT,
5.000%, due 01/01/22	1,500,000	1,499,430
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth), AMT,
5.000%, due 09/01/22	2,400,000	2,576,520
TSASC, Inc. Tobacco Settlement Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,089,040
		16,482,693
North Carolina — 1.0%
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Vidant Health)
5.000%, due 06/01/32	1,500,000	1,664,700
North Carolina Turnpike Authority Senior Lien,
(AGM Insured),
5.000%, due 01/01/26	1,250,000	1,433,250
		3,097,950
Ohio — 0.6%
American Municipal Power, Inc. Revenue,
Series A,
5.000%, due 02/15/27	1,000,000	1,133,550

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Ohio—(concluded)
Sycamore Community City School District
4.000%, due 12/01/26	750,000	867,623
		2,001,173
Pennsylvania — 7.2%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group Issue) Revenue,
Series A,
5.000%, due 04/01/29	3,190,000	3,739,414
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,031,510
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue
5.000%, due 06/01/31	1,500,000	1,726,575
Delaware Valley Regional Finance Authority, Pennsylvania Local Government Revenue Bonds,
Series B, , SIFMA + 0.420% [1]
0.630%, due 09/01/48	3,500,000	3,467,625
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Turnpike Subordinate Special Revenue
5.000%, due 12/01/33	1,500,000	1,765,710
Pennsylvania Turnpike Commission Turnpike Refunding Subordinated Revenue,
Series B,
5.000%, due 06/01/28	2,000,000	2,295,600
Pennsylvania Turnpike Commission Turnpike Revenue,
Series B,
5.000%, due 12/01/32	1,250,000	1,452,462
Philadelphia Airport Revenue,
Series B, AMT,
5.000%, due 07/01/32	1,250,000	1,407,450
Philadelphia School District,
Series A,
4.000%, due 09/01/35	1,500,000	1,655,055
Series A,
5.000%, due 09/01/31	1,000,000	1,214,020
Philadelphia School District Prerefunded,
Series F,
5.000%, due 09/01/30	10,000	12,404

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Pennsylvania—(concluded)
Philadelphia School District Unrefunded,
Series F,
5.000%, due 09/01/30	2,640,000	3,122,935
		22,890,760
Tennessee—1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Lipscomb University Projects),
Series S,
5.000%, due 10/01/35	1,350,000	1,433,052
Tennessee Energy Acquisition Corp. Gas Revenue,
Series A,
5.250%, due 09/01/26	1,500,000	1,679,760
		3,112,812
Texas—10.9%
Brazos Higher Education Authority Inc Revenue,
Series A-1,
5.000%, due 04/01/30	1,000,000	1,207,990
Central Texas Regional Mobility Authority Senior Lien Revenue,
Series A,
5.000%, due 01/01/35	1,100,000	1,173,194
Central Texas Turnpike System,
Series C,
5.000%, due 08/15/31	2,000,000	2,104,860
City of Brownsville, Texas Utilities System Revenue,
Series A,
5.000%, due 09/01/28	2,225,000	2,486,994
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools, (PSF-GTD),
5.000%, due 08/15/28	1,100,000	1,264,296
El Paso Texas
5.000%, due 08/15/34	2,000,000	2,365,000
Grand Parkway Transportation Corporation Bond Anticipation Notes Revenue
5.000%, due 02/01/23	500,000	533,000
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Childred’s Hospital
4.000%, due 10/01/35	1,750,000	1,956,203
Harris County Toll Road Authority Revenue Refunding Senior Lien,
Series A,
5.000%, due 08/15/29	2,025,000	2,511,121

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(concluded)
Harris County-Houston Sports Authority Revenue Refunding Senior Lien,
Series A,
5.000%, due 11/15/29	1,000,000	1,002,470
Houston Airport System Revenue Refunding,
Series B,
5.000%, due 07/01/29	2,000,000	2,378,020
North Texas Tollway Authority Revenue Refunding,
Series A,
5.000%, due 01/01/31	2,750,000	3,078,047
Series A,
5.000%, due 01/01/34	2,775,000	3,074,950
Socorro Independent School District Refunding,
Series A, (PSF-GTD),
5.000%, due 08/15/28	3,885,000	4,475,753
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Baylor Scott and White Memorial Hospital),
Series B,
5.000%, due 11/15/32	1,000,000	1,144,460
University of Houston Revenue Refunding,
Series C,
5.000%, due 02/15/29	2,000,000	2,377,840
West Travis County Public Utility Agency Revenue,
(BAM Insured),
5.000%, due 08/15/30	1,000,000	1,214,740
		34,348,938
Virginia—2.0%
City of Richmond, Virginia Public Utility Revenue
5.000%, due 01/15/26	2,030,000	2,436,182
Virginia College Building Authority Virginia Educational Facilities Revenue Bonds, (21st Century College),
Series C,
5.000%, due 02/01/31	1,825,000	2,195,311
Virginia Small Business Financing Authority Senior Lien Revenue Bonds, (95 Express Lanes LLLC Project),
AMT,
5.000%, due 07/01/34	1,700,000	1,706,273
		6,337,766
Washington—1.9%
Central Puget Sound Regional Transit Authority Revenue (Green Bonds),
Series S-1,
5.000%, due 11/01/26	800,000	985,200

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(concluded)
Washington—(concluded)
Port of Seattle Revenue,
Series C, AMT,
5.000%, due 04/01/32	1,955,000	2,122,817
Port of Seattle Revenue, Intermediate Lien,
AMT,
5.000%, due 04/01/28	2,500,000	2,936,525
		6,044,542
Wisconsin—2.3%
Public Finance Authority lease Development Revenue (Central District Development Project)
5.000%, due 03/01/34	1,500,000	1,698,915
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,087,670
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health),
Series A,
5.000%, due 12/01/26	1,175,000	1,316,200
WPPI Energy Power Supply Revenue,
Series A,
5.000%, due 07/01/32	2,760,000	3,056,396
		7,159,181
Total Municipal bonds (cost—$302,379,433)		311,363,392

	Number of shares
Short-term investments—0.3%
Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund (cost—$1,179,705)	1,179,705	1,179,705
Total investments (cost—$303,559,138)—98.8%		312,543,097
Other assets in excess of liabilities—1.2%		3,644,511
Net assets—100.0%		$316,187,608

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	311,363,392	—	311,363,392
Short-term investments	—	1,179,705	—	1,179,705
Total	—	312,543,097	—	312,543,097

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Asset-backed securities—1.1%
United Kingdom—1.1%
Gracechurch Card Funding PLC,
Series 2018-1A, Class A,
1 mo. USD LIBOR + 0.400%,
1.214%, due 07/15/22[1,2]	USD	1,370,000	1,367,440
Penarth Master Issuer PLC,
Series 2018-2A, Class A1,
1 mo. USD LIBOR + 0.450%,
1.168%, due 09/18/22[1,2]	USD	1,480,000	1,473,731
Series 2019-1A, Class A1,
1 mo. USD LIBOR + 0.540%,
1.258%, due 07/18/23[1,2]	USD	900,000	888,414
Total asset-backed securities (cost—$3,750,000)			3,729,585

Corporate bonds—33.1%
Australia—1.5%_
Australia & New Zealand Banking Group Ltd.
2.500%, due 01/16/24[3]	EUR	700,000	836,202
BHP Billiton Finance Ltd.
(fixed, converts to FRN on 10/22/24),
5.625%, due 10/22/79[3]	EUR	300,000	366,015
National Australia Bank Ltd. EMTN
0.875%, due 02/19/27[3]	EUR	1,300,000	1,490,185
Westpac Banking Corp.
2.000%, due 01/16/25[1]	USD	1,161,000	1,210,337
Westpac Banking Corp. GMTN
0.500%, due 05/17/24[3]	EUR	800,000	891,546
			4,794,285
Belgium—0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	USD	340,000	377,937
Anheuser-Busch InBev Worldwide, Inc.
4.439%, due 10/06/48	USD	260,000	281,071
4.600%, due 04/15/48	USD	170,000	187,402
4.750%, due 01/23/29	USD	135,000	155,688

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds—(continued)
Belgium—(concluded)
4.900%, due 01/23/31	USD	225,000	263,657
			1,265,755
Brazil—0.1%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[1,4]	USD	429,000	347,490

Canada—0.7%
Emera U.S. Finance LP
4.750%, due 06/15/46	USD	265,000	285,892
Fortis, Inc.
3.055%, due 10/04/26	USD	406,000	412,058
Royal Bank of Canada
0.250%, due 06/28/23[3]	EUR	1,500,000	1,657,342
			2,355,292
China—0.1%
Sinopec Group Overseas Development Ltd.
2.950%, due 08/08/29[3]	USD	425,000	437,830

Denmark—0.1%
Orsted A/S
(fixed, converts to FRN on 08/24/24),
2.250%, due 11/24/17[3]	EUR	400,000	438,778

France—4.1%
Air Liquide Finance SA
2.250%, due 09/27/23[1]	USD	410,000	419,308
BPCE SA
2.700%, due 10/01/29[1,4]	USD	1,060,000	1,099,273
BPCE SFH SA
0.625%, due 05/29/31[3]	EUR	800,000	920,382
Credit Agricole Home Loan SFH SA EMTN
0.500%, due 04/03/25[3]	EUR	600,000	675,990
0.625%, due 09/11/23[3]	EUR	2,700,000	3,036,758
Credit Agricole SA
3.750%, due 04/24/23[1]	USD	1,440,000	1,510,976
Engie SA
2.875%, due 10/10/22[3]	USD	2,369,000	2,423,932
(fixed, converts to FRN on 06/02/24),
3.875%, due 06/02/24[3,5]	EUR	400,000	464,424

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds— (continued)
France—(concluded)
Orange SA EMTN
(fixed, converts to FRN on 04/01/23),
5.750%, due 04/01/23[3,5]	GBP	300,000	400,269
Societe Generale SA
5.200%, due 04/15/21[3]	USD	800,000	829,937
Total Capital International SA
3.461%, due 07/12/49	USD	200,000	210,027
Total Capital SA EMTN
5.125%, due 03/26/24[3]	EUR	550,000	712,419
TOTAL SA EMTN
(fixed, converts to FRN on 04/04/24),
1.750%, due 04/04/24[3,5]	EUR	700,000	736,511
			13,440,206
Germany—0.1%
CeramTec BondCo GmbH
5.250%, due 12/15/25[3]	EUR	150,000	143,173
Nidda Healthcare Holding GmbH
3.500%, due 09/30/24[3]	EUR	150,000	158,927
			302,100
Greece—0.3%
Alpha Bank AE EMTN
2.500%, due 02/05/23[3]	EUR	750,000	849,259

Italy—0.1%
Enel Finance International N.V. EMTN
1.966%, due 01/27/25[3]	EUR	264,000	307,341

Japan—0.7%
Mitsubishi UFJ Financial Group, Inc.
3.218%, due 03/07/22	USD	1,145,000	1,175,610
3.407%, due 03/07/24	USD	320,000	336,880
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	580,000	598,808
			2,111,298
Luxembourg—0.2%
Altice Finco SA
4.750%, due 01/15/28[3]	EUR	100,000	93,147

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds— (continued)
Luxembourg—(concluded)
SELP Finance SARL
1.500%, due 11/20/25[3]	EUR	520,000	551,991
			645,138
Malaysia—0.2%
Petronas Capital Ltd.
3.500%, due 04/21/30[1]	USD	760,000	795,909

Mexico—0.2%
Petroleos Mexicanos
5.950%, due 01/28/31[3]	USD	500,000	362,150
7.690%, due 01/23/50[1]	USD	490,000	360,150
			722,300
Netherlands—2.5%
ABN AMRO Bank N.V. EMTN
(fixed, converts to FRN on 06/30/20),
2.875%, due 06/30/25[3]	EUR	1,400,000	1,526,568
6.375%, due 04/27/21[3]	EUR	1,950,000	2,243,889
ING Groep N.V. EMTN
(fixed, converts to FRN on 09/26/24),
1.625%, due 09/26/29[3]	EUR	300,000	329,372
(fixed, converts to FRN on 04/11/23),
3.000%, due 04/11/28	EUR	1,600,000	1,807,180
NIBC Bank N.V. EMTN
1.000%, due 09/11/283	EUR	700,000	820,661
Shell International Finance BV
2.375%, due 04/06/25	USD	740,000	762,891
3.125%, due 11/07/49	USD	140,000	141,648
Volkswagen International Finance N.V.
(fixed, converts to FRN on 03/20/22),
2.500%, due 03/20/22[3,5]	EUR	400,000	422,812
			8,055,021
New Zealand—0.0%†
ASB Finance Ltd. EMTN
0.625%, due 10/18/24[3]	EUR	109,000	122,532

Portugal—0.6%
EDP Finance BV EMTN
1.125%, due 02/12/24[3]	EUR	800,000	892,521

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds—(continued)
Portugal—(concluded)
2.000%, due 04/22/25[3]	EUR	910,000	1,054,564
			1,947,085
Spain—0.3%
Banco Santander SA
3.250%, due 04/04/26[3]	EUR	300,000	354,244
Iberdrola International BV EMTN
0.375%, due 09/15/25[3]	EUR	500,000	550,130
			904,374
Switzerland—0.7%
Credit Suisse AG
2.800%, due 04/08/22	USD	390,000	399,470
2.950%, due 04/09/25	USD	440,000	462,930
Credit Suisse Group AG
(fixed, converts to FRN on 09/12/24),
2.125%, due 09/12/25[3]	GBP	600,000	754,037
SOFR + 3.730%,
4.194%, due 04/01/31[1]	USD	690,000	749,753
			2,366,190
United Kingdom—3.2%
BAE Systems PLC
3.400%, due 04/15/30[1]	USD	170,000	184,576
BAT Capital Corp.
4.390%, due 08/15/37	USD	195,000	199,478
4.700%, due 04/02/27	USD	340,000	375,505
Centrica PLC EMTN
4.375%, due 03/13/29[3]	GBP	200,000	292,228
Diageo Capital PLC
2.000%, due 04/29/30	USD	200,000	199,248
Eversholt Funding PLC EMTN
6.359%, due 12/02/25[3]	GBP	430,000	644,677
GlaxoSmithKline Capital PLC
3.000%, due 06/01/24	USD	365,000	392,524
Heathrow Funding Ltd. EMTN
1.875%, due 07/12/32[3]	EUR	290,000	316,990
6.750%, due 12/03/26[3]	GBP	600,000	931,915
HSBC Holdings PLC
(fixed, converts to FRN on 11/22/22),
3.033%, due 11/22/23	USD	1,200,000	1,235,586
Imperial Brands Finance PLC
3.125%, due 07/26/24[1]	USD	440,000	433,205
Lloyds Bank PLC EMTN
0.250%, due 03/25/24[3]	EUR	360,000	398,011

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
Reynolds American, Inc.
4.850%, due 09/15/23	USD	960,000	1,042,251
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 05/15/22),
3.498%, due 05/15/23	USD	985,000	1,008,551
(fixed, converts to FRN on 03/22/24),
4.269%, due 03/22/25	USD	380,000	405,034
Sky Ltd. GMTN
2.250%, due 11/17/25[3]	EUR	510,000	609,356
Standard Chartered PLC
(fixed, converts to FRN on 04/01/30),
4.644%, due 04/01/31[1]	USD	945,000	1,039,391
Vodafone Group PLC
4.125%, due 05/30/25	USD	425,000	473,629
5.000%, due 05/30/38	USD	315,000	375,141
			10,557,296

United States—17.0%
AbbVie, Inc.
3.200%, due 11/21/29[1]	USD	970,000	1,024,805
4.250%, due 11/21/49[1]	USD	240,000	275,315
4.875%, due 11/14/48	USD	165,000	207,761
Altria Group, Inc.
4.250%, due 08/09/42	USD	45,000	44,964
Ameren Corp.
3.500%, due 01/15/31	USD	380,000	420,125
American Airlines Pass-Through Trust,
Series 2016-2, Class AA,
3.200%, due 06/15/28	USD	640,875	587,702
American Electric Power Co., Inc.,
Series F,
2.950%, due 12/15/22	USD	400,000	413,841
American Tower Corp.
1.375%, due 04/04/25	EUR	300,000	330,326
3.125%, due 01/15/27	USD	530,000	560,450
3.950%, due 03/15/29	USD	290,000	324,162
American Water Capital Corp.
2.800%, due 05/01/30	USD	250,000	266,373
Apple, Inc.
4.650%, due 02/23/46	USD	420,000	569,444
AT&T, Inc.
4.300%, due 12/15/42	USD	15,000	16,266

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds—(continued)
United States—(continued)
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, due 12/15/27	USD	360,000	342,345
Bank of America Corp.
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	USD	915,000	947,193
(fixed, converts to FRN on 12/20/27),
3.419%, due 12/20/28	USD	910,000	974,869
Bank of America Corp. EMTN
2.300%, due 07/25/25[3]	GBP	490,000	627,708
Bank of America Corp. MTN
(fixed, converts to FRN on 10/22/24),
2.456%, due 10/22/25	USD	280,000	286,787
(fixed, converts to FRN on 03/15/24),
3.458%, due 03/15/25	USD	365,000	385,523
Becton Dickinson and Co.
2.894%, due 06/06/22	USD	421,000	431,938
3.700%, due 06/06/27	USD	196,000	212,703
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	USD	150,000	196,281
Biogen, Inc.
2.250%, due 05/01/30	USD	150,000	149,133
Boeing Co./The
3.500%, due 03/01/39	USD	90,000	72,201
Boston Scientific Corp.
4.700%, due 03/01/49	USD	20,000	24,946
BP Capital Markets America, Inc.
3.000%, due 02/24/50	USD	60,000	57,025
3.119%, due 05/04/26	USD	690,000	719,689
3.410%, due 02/11/26	USD	220,000	232,055
Bristol-Myers Squibb Co.
3.400%, due 07/26/29[1]	USD	310,000	354,016
4.250%, due 10/26/49[1]	USD	165,000	214,859
Burlington Northern Santa Fe LLC
3.050%, due 02/15/51[4]	USD	690,000	717,827
4.150%, due 12/15/48	USD	75,000	91,735
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, due 04/01/31	USD	500,000	502,606
3.700%, due 04/01/51	USD	485,000	470,866
Citigroup, Inc.
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	USD	3,580,000	3,666,349
SOFR + 2.750%, 3.106%, due 04/08/26	USD	1,100,000	1,151,777

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 01/24/22),
3.142%, due 01/24/23	USD	345,000	353,341
Claremont Mckenna College,
Series 2019,
3.378%, due 01/01/50	USD	620,000	624,244
Cleveland Electric Illuminating Co./The
3.500%, due 04/01/28[1]	USD	420,000	448,447
Coca Cola Co./The
1.650%, due 06/01/30	USD	345,000	341,991
Comcast Corp.
3.900%, due 03/01/38	USD	395,000	461,536
3.950%, due 10/15/25	USD	197,000	222,035
3.969%, due 11/01/47	USD	400,000	470,415
4.000%, due 03/01/48	USD	355,000	424,264
Constellation Brands, Inc.
4.500%, due 05/09/47	USD	80,000	88,565
Costco Wholesale Corp.
1.750%, due 04/20/32	USD	240,000	238,419
Cox Communications, Inc.
3.500%, due 08/15/27[1]	USD	65,000	68,683
Crown Castle International Corp.
3.300%, due 07/01/30	USD	760,000	813,305
Deere & Co.
2.750%, due 04/15/25[4]	USD	260,000	276,865
3.750%, due 04/15/50	USD	55,000	65,380
Edison International
2.950%, due 03/15/23	USD	1,060,000	1,060,155
Entergy Louisiana LLC
3.120%, due 09/01/27	USD	600,000	642,904
4.950%, due 01/15/45	USD	208,000	225,111
Enterprise Products Operating LLC
2.800%, due 01/31/30[4]	USD	205,000	201,332
Equinix, Inc.
2.875%, due 03/15/24	EUR	150,000	166,482
Exelon Corp.
4.450%, due 04/15/46	USD	240,000	285,779
5.150%, due 12/01/20	USD	1,300,000	1,315,155
Exxon Mobil Corp.
2.992%, due 03/19/25	USD	800,000	855,842
FirstEnergy Corp.
2.650%, due 03/01/30	USD	180,000	182,452
GE Capital International Funding Co., Unlimited Co.
3.373%, due 11/15/25	USD	410,000	421,588

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds—(continued)
United States—(continued)
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22	USD	1,520,000	1,543,758
(fixed, converts to FRN on 06/05/22),
2.908%, due 06/05/23	USD	185,000	189,094
3.500%, due 11/16/26	USD	605,000	642,079
Goldman Sachs Group, Inc./The EMTN
1.625%, due 07/27/26[3]	EUR	600,000	673,658
4.250%, due 01/29/26[3]	GBP	440,000	614,069
Hess Corp.
5.800%, due 04/01/47	USD	225,000	196,317
Huntsman International LLC
4.250%, due 04/01/25	EUR	200,000	228,679
IBM Corp.
1.950%, due 05/15/30	USD	435,000	433,386
2.850%, due 05/15/40	USD	220,000	218,603
Keurig Dr Pepper, Inc.
2.550%, due 09/15/26	USD	169,000	172,789
3.430%, due 06/15/27	USD	455,000	485,164
Kroger Co./The
3.875%, due 10/15/46	USD	290,000	309,610
Kroger Co/The
2.200%, due 05/01/30	USD	245,000	245,577
Lowe's Cos., Inc.
3.700%, due 04/15/46	USD	380,000	411,984
Magellan Midstream Partners LP
4.200%, due 03/15/45	USD	360,000	326,765
McDonald's Corp. MTN
3.600%, due 07/01/30	USD	140,000	157,792
Medtronic Global Holdings SCA
1.000%, due 07/02/31	EUR	200,000	226,788
1.125%, due 03/07/27	EUR	430,000	494,110
MGM Resorts International
4.625%, due 09/01/26[4]	USD	189,000	169,155
MidAmerican Energy Co.
4.250%, due 05/01/46	USD	170,000	215,042
Morgan Stanley
(fixed, converts to FRN on 04/24/23),
3.737%, due 04/24/24	USD	990,000	1,048,859
Morgan Stanley GMTN
1.875%, due 04/27/27	EUR	670,000	778,764
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31	USD	15,000	15,353

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds—(continued)
United States—(continued)
Morgan Stanley MTN
SOFR + 3.120%,
3.622%, due 04/01/31	USD	560,000	615,569
MPLX LP
4.500%, due 04/15/38	USD	130,000	115,815
National Rural Utilities Cooperative Finance Corp.
4.300%, due 03/15/49	USD	60,000	76,663
National Rural Utilities Cooperative Finance Corp. MTN
3.250%, due 11/01/25	USD	488,000	532,387
NextEra Energy Capital Holdings, Inc.
2.750%, due 05/01/25	USD	300,000	319,257
2.900%, due 04/01/22	USD	549,000	567,141
3.150%, due 04/01/24	USD	120,000	127,277
NiSource, Inc.
2.950%, due 09/01/29	USD	340,000	356,231
Noble Energy, Inc.
3.900%, due 11/15/24	USD	171,000	153,281
Norfolk Southern Corp.
3.050%, due 05/15/50	USD	180,000	179,577
3.942%, due 11/01/47	USD	305,000	347,680
Oasis Petroleum, Inc.
6.875%, due 01/15/23	USD	60,000	7,800
Oracle Corp.
2.950%, due 04/01/30	USD	1,040,000	1,135,026
3.600%, due 04/01/50	USD	145,000	164,686
4.000%, due 07/15/46	USD	165,000	195,206
PacifiCorp
3.300%, due 03/15/51	USD	310,000	346,236
Pfizer, Inc.
2.625%, due 04/01/30	USD	80,000	86,242
3.450%, due 03/15/29	USD	70,000	80,597
4.000%, due 03/15/49	USD	95,000	122,473
Philip Morris International, Inc.
4.125%, due 03/04/43	USD	385,000	421,822
Raytheon Technologies Corp.
3.950%, due 08/16/25	USD	22,000	24,706
4.125%, due 11/16/28	USD	260,000	301,461
San Diego Gas & Electric Co.,
Series UUU,
3.320%, due 04/15/50	USD	80,000	86,800
Schlumberger Holdings Corp.
3.750%, due 05/01/24[1]	USD	190,000	191,774
3.900%, due 05/17/28[1]	USD	585,000	561,923

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds—(continued)
United States—(continued)
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26	USD	630,000	682,515
Southwestern Electric Power Co.,
Series J, 3.900%, due 04/01/45	USD	55,000	59,513
Spectra Energy Partners LP
4.500%, due 03/15/45	USD	165,000	162,749
State Street Corp.
SOFR + 2.690%,
2.825%, due 03/30/23[1]	USD	325,000	334,159
Sunoco Logistics Partners Operations LP
5.350%, due 05/15/45	USD	360,000	325,897
T-Mobile USA, Inc.
3.750%, due 04/15/27[1]	USD	1,070,000	1,147,072
3.875%, due 04/15/30[1]	USD	400,000	437,540
4.500%, due 04/15/50[1]	USD	115,000	133,992
Target Corp.
2.650%, due 09/15/30	USD	80,000	85,728
Tyson Foods, Inc.
3.900%, due 09/28/23	USD	990,000	1,065,886
Union Electric Co.
3.500%, due 03/15/29	USD	55,000	61,103
Union Pacific Corp.
3.150%, due 03/01/24[4]	USD	220,000	234,215
Verizon Communications, Inc.
4.016%, due 12/03/29	USD	200,000	232,635
4.329%, due 09/21/28[4]	USD	1,295,000	1,532,060
Wells Fargo & Co.
SOFR + 2.000%,
2.188%, due 04/30/26	USD	960,000	964,939
Wells Fargo & Co. MTN
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31	USD	555,000	553,691
3.750%, due 01/24/24	USD	130,000	138,325
Wells Fargo Bank N.A.
(fixed, converts to FRN on 07/23/20),
3.325%, due 07/23/21	USD	2,100,000	2,106,480

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Xcel Energy, Inc.
3.400%, due 06/01/30	USD	220,000	244,199
			55,543,978
Total corporate bonds (cost—$105,496,336)			108,309,457

Mortgage-backed securities—6.1%
Spain—0.6%
Bankinter 10 FTA,
Series 10, Class A2,
3 mo. Euribor + 0.160%,
0.000%, due 06/21/43[2,3]	EUR	1,122,845	1,196,560
Fondo de Titulizacion de Activos Santander Hipotecario,
Series 2, Class A,
3 mo. Euribor + 0.150%,
0.000%, due 01/18/49[2,3]	EUR	833,737	879,126
			2,075,686
United Kingdom—1.7%
Finsbury Square PLC,
Series 2020-1A, Class A,
3 mo. SONIA + 0.800%,
1.511%, due 03/16/70[1,2]	GBP	480,000	591,858
Gosforth Funding PLC,
Series 2018-1A, Class A1,
3 mo. USD LIBOR + 0.450%,
2.129%, due 08/25/60[1,2]	USD	519,269	515,117
Holmes Master Issuer PLC,
Series 2018-1A, Class A2,
3 mo. USD LIBOR + 0.360%,
2.191%, due 10/15/54[1,2]	USD	289,714	288,972
Lanark Master Issuer PLC,
Series 2018-1A,Class 1A,
3 mo. USD LIBOR + 0.420%,
2.103%, due 12/22/69[1,2]	USD	613,200	610,724
Series 2020-1A, Class 2A,
3 mo. SONIA + 0.570%,
2.333%, due 12/22/69[1,2]	GBP	615,000	760,365
Permanent Master Issuer PLC,
Series 2018-1A, Class 1A1,
3 mo. USD LIBOR + 0.380%,
1.599%, due 07/15/58[1,2]	USD	567,000	565,613
Silverstone Master Issuer PLC,

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Mortgage-backed securities—(continued)
United Kingdom—(concluded)
Series 2018-1A, Class 1A,
3 mo. USD LIBOR + 0.390%,
2.209%, due 01/21/70[1,2]	USD	728,000	717,611
Series 2019-1A, Class 1A,
3 mo. USD LIBOR + 0.570%,
2.389%, due 01/21/70[1,2]	USD	322,000	319,895
Series 2020-1A, Class 1A,
3 mo. SONIA + 0.470%,
0.955%, due 01/21/70[1,2]	GBP	900,000	1,119,190
			5,489,345

United States—3.8%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.466%, due 12/25/59[1,6]	USD	521,562	525,008
BANK,
Series 2019-BN19, Class A3,
3.183%, due 08/15/61	USD	870,000	933,953
Series 2019-BN24, Class A3,
2.960%, due 11/15/62	USD	440,000	466,266
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A,
1 mo. USD LIBOR + 0.800%,
1.614%, due 12/15/36[1,2]	USD	1,055,000	1,013,951
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class A4,
3.712%, due 04/14/50	USD	807,500	885,386
COMM Mortgage Trust,
Series 2014-UBS4, Class A5,
3.694%, due 08/10/47	USD	810,000	850,460
Deephaven Residential Mortgage Trust,
Series 2020-1, Class A1,
2.339%, due 01/25/60[1,6]	USD	1,659,152	1,632,142
GRACE Mortgage Trust,
Series 2014-GRCE,Class A,
3.369%, due 06/10/28[1]	USD	2,550,000	2,557,648
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	USD	1,040,000	1,082,127
Series 2020-GC45, Class A5,
2.911%, due 02/13/53	USD	559,000	591,596

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
OBX Trust,
Series 2020-EXP1, Class 2A1,
1 mo. USD LIBOR + 0.750%,
1.697%, due 02/25/60[1,2]	USD	523,615	510,384
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1,
2.275%, due 02/25/50[1,6]	USD	525,572	520,141
Verus Securitization Trust,
Series 2020-1, Class A1,
2.417%, due 01/25/60[1,6]	USD	813,208	822,048
			12,391,110
Total Mortgage-backed securities (cost—$20,138,377)			19,956,141

Municipal bonds—0.9%
District of Columbia—0.3%
District of Columbia Water & Sewer Authority
3.207%, due 10/01/48	USD	810,000	826,937

Massachusetts—0.1%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series H,
2.900%, due 09/01/49	USD	280,000	284,105

Missouri—0.2%
Health & Educational Facilities Authority of the State of Missouri,
Series A,
3.229%, due 05/15/50	USD	700,000	773,150

Texas—0.3%
Texas A&M University,
Series B,
3.480%, due 05/15/49	USD	810,000	864,092
Total Municipal bonds (cost—$2,668,437)			2,748,284

Non-U.S. government agency obligations—29.7%
Australia—1.2%
Australia Government Bond
3.000%, due 03/21/47[3]	AUD	2,420,000	2,035,686
New South Wales Treasury Corp.
3.000%, due 02/20/30[3]	AUD	1,300,000	961,699

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Non-U.S. government agency obligations—(continued)
Australia—(concluded)
Queensland Treasury Corp.
1.750%, due 08/21/31[1,3]	AUD	1,540,000	1,010,177
			4,007,562
Bermuda—0.3%
Bermuda Government International Bond
4.750%, due 02/15/29[1]	USD	910,000	955,500
			955,500
Canada—2.9%
Canadian Government Bond
5.000%, due 06/01/37	CAD	380,000	449,145
5.750%, due 06/01/33	CAD	910,000	1,061,574
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	858,194
Province of British Columbia Canada
2.800%, due 06/18/48	CAD	300,000	245,757
Province of Ontario Canada
2.400%, due 06/02/26	CAD	4,050,000	3,130,483
2.700%, due 06/02/29	CAD	1,672,000	1,340,459
Province of Quebec Canada
2.300%, due 09/01/29	CAD	1,754,000	1,370,059
5.000%, due 12/01/41	CAD	1,100,000	1,180,385
			9,636,056
China—2.4%
China Government Bond
3.160%, due 06/27/23[3]	CNY	4,500,000	658,894
3.380%, due 11/21/24[3]	CNY	8,000,000	1,194,924
3.480%, due 06/29/27[3]	CNY	13,000,000	1,972,775
4.100%, due 12/04/22[3]	CNY	2,000,000	298,890
4.290%, due 05/22/29[3]	CNY	17,000,000	2,706,221

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Non-U.S. government agency obligations—(continued)
China—(concluded)
4.500%, due 05/22/34[3]	CNY	6,000,000	984,015
			7,815,719

Cyprus—0.7%
Cyprus Government International Bond EMTN
4.250%, due 11/04/25[3]	EUR	1,753,000	2,154,859
			2,154,859
Denmark—0.5%
Denmark Government Bond
1.500%, due 11/15/23	DKK	10,250,000	1,612,573
			1,612,573
Germany—1.1%
Bundesrepublik Deutschland Bundesanleihe
0.010%, due 08/15/50[3]	EUR	2,460,000	2,841,195
State of North Rhine-Westphalia Germany EMTN
2.150%, due 03/21/19[3]	EUR	400,000	786,054
			3,627,249
Greece—1.0%
Hellenic Republic Government Bond
1.875%, due 07/23/26[1,3]	EUR	619,000	675,660
1.875%, due 02/04/35[1,3]	EUR	1,200,000	1,262,077

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Non-U.S. government agency obligations—(continued)
Greece—(concluded)
3.875%, due 03/12/29[1,3]	EUR	1,198,000	1,487,523
			3,425,260
Hungary—0.1%
Hungary Government International Bond
5.375%, due 03/25/24	USD	234,000	261,202
			261,202
Indonesia—0.3%
Indonesia Treasury Bond
7.000%, due 05/15/27	IDR	16,042,000,000	1,032,080
			1,032,080
Israel—0.2%
Israel Government International Bond
3.875%, due 07/03/50	USD	570,000	630,477
			630,477
Italy—5.1%
Italy Buoni Poliennali Del Tesoro
0.950%, due 03/01/23	EUR	4,320,000	4,760,354
1.750%, due 07/01/24[3]	EUR	4,180,000	4,703,440
2.000%, due 02/01/28[3]	EUR	610,000	688,946
3.000%, due 08/01/29[3]	EUR	490,000	593,831
3.450%, due 03/01/48[1,3]	EUR	510,000	655,257
3.850%, due 09/01/49[1,3]	EUR	572,000	785,420
5.000%, due 09/01/40[1,3]	EUR	1,100,000	1,701,529
Republic of Italy Government International Bond
2.375%, due 10/17/24	USD	2,990,000	2,919,173
			16,807,950
Japan—5.5%
Japan Government Forty Year Bond
2.200%, due 03/20/51	JPY	379,700,000	5,350,651
Japan Government Thirty Year Bond
1.700%, due 06/20/44	JPY	128,500,000	1,566,236
2.300%, due 12/20/36	JPY	269,400,000	3,351,365
Japan Government Twenty Year Bond
0.300%, due 12/20/39	JPY	528,700,000	4,923,317

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Non-U.S. government agency obligations—(continued)
Japan—(concluded)
0.700%, due 03/20/37	JPY	294,150,000	2,942,322
			18,133,891
Qatar—0.4%
Qatar Government International Bond
3.750%, due 04/16/30[1]	USD	1,140,000	1,246,875
			1,246,875
Saudi Arabia—0.4%
Saudi Government International Bond
3.250%, due 10/22/30[1]	USD	1,190,000	1,203,685
			1,203,685
Singapore—1.0%
Singapore Government Bond
2.875%, due 07/01/29	SGD	4,110,000	3,416,766
			3,416,766
Slovenia—0.2%
Slovenia Government International Bond
5.250%, due 02/18/24[3]	USD	510,000	574,607
			574,607
South Korea—2.5%
Korea Housing Finance Corp.
0.010%, due 02/05/25[1]	EUR	1,590,000	1,737,173
0.100%, due 06/18/24[1]	EUR	724,000	796,093
0.750%, due 10/30/23[1]	EUR	317,000	355,190
Korea Treasury Bond
3.000%, due 09/10/24	KRW	5,964,350,000	5,229,569
			8,118,025
Spain—1.4%
Spain Government Bond
0.500%, due 04/30/30[1,3]	EUR	4,120,000	4,410,751
			4,410,751
Supranationals—0.6%
European Financial Stability Facility EMTN
0.400%, due 05/31/26[3]	EUR	861,000	984,081

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
Non-U.S. government agency obligations—(concluded)
Supranationals—(concluded)
European Stability Mechanism EMTN
1.125%, due 05/03/32[3]	EUR	500,000	620,817
European Union EMTN
3.375%, due 04/04/32[3]	EUR	200,000	306,708
			1,911,606
Turkey—0.2%
Turkey Government International Bond
5.750%, due 05/11/47	USD	900,000	682,875
			682,875
United Arab Emirates—0.4%
Abu Dhabi Government International Bond
3.125%, due 10/11/27[1]	USD	1,100,000	1,168,750
			1,168,750
United Kingdom—1.3%
United Kingdom Gilt
3.250%, due 01/22/44[3]	GBP	2,180,000	4,358,760
			4,358,760
Total Non-U.S. government agency obligations (cost—$97,229,139)			97,193,078

U.S. government agency obligations—15.7%
United States—15.7%
FHLMC
3.000%, due 03/01/31	USD	3,071,815	3,247,875
FNMA
2.500%, due 04/01/50	USD	5,206,166	5,412,814
3.500%, due 09/01/32	USD	3,554,929	3,755,307
3.500%, due 08/01/47	USD	2,888,262	3,172,922
3.500%, due 05/01/58	USD	2,144,753	2,328,376
4.000%, due 04/01/59	USD	2,566,351	2,817,829
GNMA TBA
3.000%	USD	2,760,000	2,937,158
3.500%	USD	770,000	816,922
UMBS TBA
2.500%	USD	6,300,000	6,560,121
3.000%	USD	10,280,000	10,851,825

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount		Value ($)
U.S. government agency obligations—(concluded)
United States—(concluded)
3.500%	USD	8,960,000	9,469,600
Total U.S. government agency obligations (cost—$50,861,453)			51,370,749

U.S. Treasury obligations—11.8%
United States—11.8%
U.S. Treasury Bond
2.000%, due 02/15/50	USD	2,510,000	2,949,054
U.S. Treasury Inflation Indexed Bonds (TIPS)
0.875%, due 01/15/29	USD	1,055,091	1,171,355
1.000%, due 02/15/48	USD	5,954,605	7,790,001
U.S. Treasury Notes
0.500%, due 03/31/25	USD	1,060,000	1,067,205
1.125%, due 02/28/22	USD	8,220,000	8,358,712
1.375%, due 01/31/22	USD	1,350,000	1,377,475
1.500%, due 02/15/30	USD	9,980,000	10,790,875
2.375%, due 02/29/24	USD	654,400	705,729
2.375%, due 05/15/29	USD	3,698,000	4,268,012

Total U.S. Treasury obligations (cost—$36,185,158)			38,478,418

	Number of shares
Short-term investments—10.6%
Investment companies—10.6%
State Street Institutional U.S. Government Money Market Fund (cost—$34,802,691)	34,802,691	34,802,691

Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,277,275)	2,277,275	2,277,275

Total investments
(cost—$353,408,866) [7]—109.7%	358,865,678
Liabilities in excess of other assets—(9.7)%	(31,607,960)
Net assets—100.0%	$327,257,718

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Interest rate futures buy contracts:
45	CAD	Canada Government Bond 10 Year Futures	June 2020	4,585,981	4,829,591	243,610
13	EUR	German Euro BOBL Futures	June 2020	1,940,184	1,936,750	(3,434)
157	EUR	German Euro Bund Futures	June 2020	29,665,239	30,010,400	345,161
10	JPY	Japan Government Bond 10 Year Futures	June 2020	14,387,588	14,237,525	(150,063)
U.S. Treasury futures buy contracts:
5	USD	U.S. Treasury Note 10 Year Futures	June 2020	695,229	695,313	84
26	USD	U.S. Ultra Long Treasury Bond Futures	June 2020	5,723,979	5,844,312	120,333
Total				56,998,200	57,553,891	555,691

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)

Interest rate futures sell contracts:
5	AUD	Australian Bond 10 Year Futures	June 2020	(492,318)	(484,986)	7,332
31	EUR	German Euro Buxl 30 Year Futures	June 2020	(7,571,254)	(7,446,517)	124,737
346	EUR	German Euro Schatz Futures	June 2020	(42,484,972)	(42,578,216)	(93,244)
28	EUR	Italian Government Bond Futures	June 2020	(4,173,115)	(4,252,773)	(79,658)
6	GBP	United Kingdom Long Gilt Bond Futures	June 2020	(1,015,577)	(1,040,599)	(25,022)
U.S. Treasury futures sell contracts:
3	USD	U.S. Long Bond Futures	June 2020	(543,215)	(543,094)	121
3	USD	U.S. Treasury Note 2 Year Futures	June 2020	(661,143)	(661,289)	(146)
79	USD	U.S. Treasury Note 5 Year Futures	June 2020	(9,891,254)	(9,913,266)	(22,012)
96	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2020	(14,323,005)	(15,075,000)	(751,995)
Total				(81,155,853)	(81,995,740)	(839,887)
Net unrealized appreciation (depreciation)						(284,196)

Forward foreign currency contracts
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	GBP	990,863	EUR	1,126,416	05/27/20	(13,203)
BB	GBP	1,310,148	USD	1,614,024	05/27/20	(36,247)
BB	NZD	2,031,611	AUD	1,958,853	05/27/20	30,496
BB	TRY	32,423,420	USD	4,699,663	05/27/20	82,589
BB	USD	3,642,769	GBP	2,901,915	05/27/20	12,502
BB	USD	1,637,048	MXN	39,644,400	05/27/20	1,837
BB	USD	441,631	SEK	4,391,041	05/27/20	8,558
BNP	EUR	1,500,277	CZK	40,552,387	05/27/20	(4,334)
BNP	EUR	3,020,601	JPY	353,918,085	05/27/20	(12,713)
BNP	EUR	9,797,312	USD	10,682,961	05/27/20	(57,876)
BNP	GBP	1,968,144	EUR	2,260,000	05/27/20	(1,438)
BNP	JPY	22,662,018	USD	208,324	05/27/20	(2,903)
BNP	JPY	18,505,264	USD	173,751	05/27/20	1,268
BNP	NZD	2,028,748	CAD	1,729,021	05/27/20	(2,142)
BNP	TRY	5,379,975	USD	859,146	05/22/20	92,052

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	TRY	1,113,902	USD	161,550	05/27/20	2,931
BNP	USD	279,912	CZK	6,859,393	05/27/20	(2,435)
BNP	USD	8,398,000	EUR	7,720,671	05/27/20	66,206
BNP	USD	1,637,000	MXN	39,651,414	05/27/20	2,176
BNP	USD	1,163,645	PLN	4,837,324	05/27/20	2,055
BNP	USD	2,042,198	TRY	14,198,748	05/27/20	(20,305)
BNP	USD	1,636,929	TRY	11,505,977	05/27/20	1,514
BOA	JPY	18,986,444	USD	176,759	05/27/20	(209)
BOA	USD	6,634,287	EUR	6,096,924	05/27/20	49,799
CITI	AUD	3,860,053	CAD	3,464,185	05/27/20	(26,801)
CITI	AUD	1,309,791	USD	822,744	05/27/20	(30,847)
CITI	CAD	1,704,945	AUD	1,918,579	05/27/20	25,444
CITI	CAD	1,711,146	JPY	130,350,856	05/27/20	(14,380)
CITI	CAD	5,130,397	NZD	6,071,045	05/27/20	37,813
CITI	DKK	5,660,941	USD	831,701	05/27/20	1
CITI	EUR	4,524,222	CHF	4,755,952	05/27/20	(29,842)
CITI	GBP	142,967	USD	177,566	05/27/20	(2,516)
CITI	NZD	2,066,905	AUD	2,000,547	05/27/20	36,021
CITI	TRY	2,690,238	USD	428,928	05/22/20	45,345
CITI	USD	8,985,400	AUD	14,454,625	05/27/20	434,681
CITI	USD	517,790	ILS	1,850,463	05/27/20	13,357
CITI	USD	2,433,116	SEK	24,164,764	05/27/20	44,360
GSI	EUR	178,837	AUD	316,707	05/27/20	10,339
GSI	EUR	17,390,263	USD	19,070,135	05/27/20	5,111
GSI	EUR	5,283,142	USD	5,739,744	05/27/20	(52,188)
GSI	GBP	985,902	EUR	1,128,000	05/27/20	(5,218)
GSI	GBP	982,000	USD	1,221,788	05/27/20	(15,146)
GSI	GBP	1,976,893	USD	2,491,725	05/27/20	1,618
GSI	MXN	62,182,947	USD	2,604,251	05/27/20	33,629
GSI	NZD	6,054,810	CAD	5,159,576	05/27/20	(6,892)
GSI	SEK	24,718,143	USD	2,451,418	05/27/20	(82,793)
GSI	USD	12,270,012	EUR	11,281,284	05/27/20	97,710

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Forward foreign currency contracts
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
GSI	USD	1,240,593	MXN	30,122,239	05/27/20	4,650
GSI	USD	1,636,859	MXN	39,530,957	05/27/20	(2,663)
GSI	USD	309,433	NOK	3,187,922	05/27/20	1,769
GSI	USD	1,106,482	PLN	4,608,643	05/27/20	4,111
GSI	USD	429,400	TRY	2,683,866	05/22/20	(46,726)
GSI	USD	405,344	TRY	2,815,399	05/27/20	(4,433)
HSBC	AUD	2,573,368	USD	1,640,348	05/27/20	(36,716)
HSBC	CAD	11,265,791	USD	8,101,965	05/27/20	8,216
HSBC	EUR	3,020,000	JPY	349,149,508	05/27/20	(56,501)
HSBC	JPY	351,750,783	USD	3,244,155	05/27/20	(34,429)
HSBC	SGD	3,894,893	USD	2,751,301	05/27/20	(10,963)
HSBC	USD	4,080,039	AUD	6,296,687	05/27/20	23,512
HSBC	USD	1,750,988	CHF	1,682,745	05/27/20	(6,633)
HSBC	USD	3,281,826	EUR	3,007,287	05/27/20	15,077
HSBC	USD	1,633,180	MXN	40,465,144	05/27/20	39,635
HSBC	USD	1,412,534	NZD	2,322,433	05/27/20	11,930
HSBC	USD	1,151,877	THB	37,775,590	05/27/20	15,670
RBC	AUD	20,909,576	USD	13,370,378	05/27/20	(256,394)
RBC	CAD	472,608	USD	335,308	05/27/20	(4,231)
RBC	EUR	173,588	AUD	305,910	05/27/20	9,056
RBC	USD	48,103,174	JPY	5,160,388,272	05/27/20	(4,439)
SCB	JPY	353,645,674	AUD	5,146,737	05/27/20	57,883
SCB	USD	3,294,944	AUD	5,224,000	05/27/20	109,537
SCB	USD	602,862	GBP	489,056	05/27/20	13,156
SSC	AUD	327,784	USD	207,046	05/27/20	(6,571)
SSC	EUR	203,376	USD	220,771	05/27/20	(2,190)
SSC	USD	1,531,239	AUD	2,429,221	05/27/20	51,885
SSC	USD	5,537,916	CNY	39,114,121	05/27/20	7,591
SSC	USD	205,413	HUF	65,827,675	05/27/20	(838)
TD	AUD	3,857,652	NZD	4,046,252	05/27/20	(32,263)
TD	EUR	3,017,446	AUD	5,154,702	05/27/20	51,280
TD	GBP	984,078	EUR	1,127,095	05/27/20	(3,912)
TD	GBP	981,830	USD	1,224,666	05/27/20	(12,053)
TD	USD	1,225,709	JPY	131,574,984	05/27/20	669
Net unrealized appreciation (depreciation)						622,656

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2020 (unaudited)

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	3,729,585	—	3,729,585
Corporate bonds	—	108,309,457	—	108,309,457
Mortgage-backed securities	—	19,956,141	—	19,956,141
Municipal bonds	—	2,748,284	—	2,748,284
Non-U.S. government agency obligations	—	97,193,078	—	97,193,078
U.S. government agency obligations	—	51,370,749	—	51,370,749
U.S. Treasury obligations	—	38,478,418	—	38,478,418
Short-term investments	—	34,802,691	—	34,802,691
Investment of cash collateral from securities loaned	—	2,277,275	—	2,277,275
Futures contracts	841,378	—	—	841,378
Forward foreign currency contracts	—	1,566,696	—	1,566,696
Total	841,378	360,432,374	—	361,273,752

Liabilities
Futures contracts	(1,125,574)	—	—	(1,125,574)
Forward foreign currency contracts	—	(944,040)	—	(944,040)
Total	(1,125,574)	(944,040)	—	(2,069,614)

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $49,594,865, represented 15.2% of the Fund's net assets at period end.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4	Security, or portion thereof, was on loan at the period end.

5	Perpetual investment. Date shown reflects the next call date.

6	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

7	Includes $2,399,726 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $2,277,275 non-cash collateral of $172,975.

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—93.7%
Advertising—0.4%
Lamar Media Corp.
3.750%, due 02/15/28[2,3]		25,000	23,016
4.000%, due 02/15/30[2,3]		100,000	92,000
5.000%, due 05/01/23		25,000	25,000
5.750%, due 02/01/26		50,000	50,855
National CineMedia LLC
5.750%, due 08/15/26		25,000	12,750
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.000%, due 08/15/27[2]		250,000	238,725
Summer BC Holdco A SARL
9.250%, due 10/31/27[4]	EUR	428,000	353,536
Summer BC Holdco B SARL
5.750%, due 10/31/26[4]	EUR	100,000	96,906
			892,788

Aerospace & defense—1.5%
Bombardier, Inc.
6.000%, due 10/15/22[2]		625,000	468,750
6.125%, due 05/15/21[4]	EUR	250,000	231,191
6.125%, due 01/15/23[2]		250,000	178,750
7.500%, due 12/01/24[2]		325,000	215,922
7.500%, due 03/15/25[2]		125,000	80,859
7.875%, due 04/15/27[2]		25,000	16,188
Howmet Aerospace, Inc.
5.125%, due 10/01/24		100,000	96,526
5.950%, due 02/01/37		550,000	511,500
6.875%, due 05/01/25		75,000	76,696
Spirit AeroSystems, Inc.
7.500%, due 04/15/25[2]		275,000	270,875
TransDigm UK Holdings PLC
6.875%, due 05/15/26		200,000	171,500
TransDigm, Inc.
5.500%, due 11/15/27[2]		875,000	739,375
6.250%, due 03/15/26[2]		375,000	367,031
6.500%, due 05/15/25		130,000	116,350
7.500%, due 03/15/27		100,000	91,030
Triumph Group, Inc.
6.250%, due 09/15/24[2,5]		50,000	39,500

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
7.750%, due 08/15/25		125,000	81,094
			3,753,137

Agriculture—0.9%
Camposol SA
6.000%, due 02/03/27[2]		300,000	283,200
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.
8.500%, due 12/15/22[2]		275,000	275,000
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]		75,000	75,570
JBS Investments II GmbH
5.750%, due 01/15/28[2]		500,000	487,500
7.000%, due 01/15/26[2]		600,000	622,440
Tereos Finance Groupe I SA
4.125%, due 06/16/23[4]	EUR	500,000	386,287
Vector Group Ltd.
10.500%, due 11/01/26[2]		225,000	207,000
			2,336,997

Airlines—0.4%
Air Canada
7.750%, due 04/15/21[2]		225,000	219,375
American Airlines Group, Inc.
5.000%, due 06/01/22[2]		150,000	91,688
Delta Air Lines, Inc.
3.625%, due 03/15/22		75,000	66,940
7.000%, due 05/01/25[2,5]		125,000	128,112
Gol Finance, Inc.
7.000%, due 01/31/25[4]		380,000	190,000
Southwest Airlines Co.
4.750%, due 05/04/23		50,000	49,650
Transportes Aereos Portugueses SA
5.625%, due 12/02/24[2]	EUR	200,000	132,898
5.625%, due 12/02/24[4]	EUR	100,000	66,449
United Airlines Holdings, Inc.
4.250%, due 10/01/22		75,000	62,153
6.000%, due 12/01/20[5]		75,000	71,250
			1,078,515

Apparel—0.3%
IM Group SAS
6.625%, due 03/01/25[2]	EUR	150,000	137,087

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Apparel— (concluded)
Levi Strauss & Co.
5.000%, due 05/01/25[2]		25,000	25,228
PB International BV
7.625%, due 01/26/22[4]		400,000	310,500
Takko Luxembourg 2 SCA MTN
5.375%, due 11/15/23[4]	EUR	425,000	267,314
			740,129

Auto manufacturers—1.6%
Aston Martin Capital Holdings Ltd.
5.750%, due 04/15/22[4]	GBP	350,000	333,264
BCD Acquisition, Inc.
9.625%, due 09/15/23[2]		125,000	103,594
FCE Bank PLC
1.660%, due 02/11/21[4]	EUR	100,000	106,113
Ford Motor Co.
8.500%, due 04/21/23		150,000	148,500
9.000%, due 04/22/25		250,000	243,125
9.625%, due 04/22/30[5]		75,000	73,687
Ford Motor Credit Co. LLC
0.317%, due 11/15/23[6]	EUR	100,000	88,820
1.514%, due 02/17/23	EUR	200,000	195,061
1.744%, due 07/19/24	EUR	100,000	91,814
2.330%, due 11/25/25	EUR	100,000	89,542
2.386%, due 02/17/26	EUR	100,000	89,106
3.815%, due 11/02/27		200,000	157,000
4.063%, due 11/01/24		200,000	175,500
4.134%, due 08/04/25		200,000	169,786
5.113%, due 05/03/29		600,000	516,000
5.875%, due 08/02/21		200,000	198,000
Mclaren Finance PLC
5.750%, due 08/01/22[2,5]		200,000	139,860
Navistar International Corp.
6.625%, due 11/01/25[2]		150,000	128,655
9.500%, due 05/01/25[2]		100,000	104,750
Renault SA
1.000%, due 03/08/23[4]	EUR	200,000	208,759

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Tesla, Inc.
5.300%, due 08/15/25[2]		500,000	487,500
			3,848,436
Auto parts & equipment—1.2%
Adient Global Holdings Ltd.
3.500%, due 08/15/24[4]	EUR	350,000	298,529
Adient US LLC
9.000%, due 04/15/25[2]		100,000	104,250
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]		275,000	178,769
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]		100,000	74,750
Faurecia SA
2.625%, due 06/15/25[4]	EUR	300,000	308,208
Garrett LX I SARL/Garrett Borrowing LLC
5.125%, due 10/15/26[4]	EUR	175,000	125,132
LKQ Italia Bondco SpA
3.875%, due 04/01/24[4]	EUR	100,000	112,325
Metalsa SA de CV
4.900%, due 04/24/23[4]		575,000	531,013
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
8.500%, due 05/15/27[2]		125,000	105,938
Schaeffler Finance BV
3.250%, due 05/15/25[4]	EUR	150,000	158,213
Superior Industries International, Inc.
6.000%, due 06/15/25[2]	EUR	300,000	213,464
Tenneco, Inc.
5.000%, due 07/15/24[4]	EUR	325,000	254,605
5.000%, due 07/15/26		250,000	111,850
The Goodyear Tire & Rubber Co.
5.125%, due 11/15/23		50,000	46,845
Titan International, Inc.
6.500%, due 11/30/23		150,000	69,375
ZF Europe Finance BV
2.000%, due 02/23/26[4]	EUR	200,000	194,787
			2,888,053
Banks —3.8%
Akbank T.A.S.
5.000%, due 10/24/22[4]		550,000	533,500
5.125%, due 03/31/25[4]		400,000	365,125

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks— (continued)
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 09/24/23),
5.875%, due 09/24/23[4,6,7]	EUR	400,000	408,022
Banco de Bogota SA
5.375%, due 02/19/23[2]		250,000	249,727
Banco do Brasil SA
5.875%, due 01/26/22[4]		350,000	359,975
5.875%, due 01/26/22[2]		450,000	460,687
Bank of America Corp.
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24 [6,7]		100,000	98,250
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24 [6,7]		650,000	677,430
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26 [5,6,7]		175,000	190,385
Barclays PLC
(fixed, converts to FRN on 06/15/24),
8.000%, due 06/15/24 [6,7]		400,000	399,000
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20 [6,7]	EUR	600,000	647,445
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[4,6,7]	EUR	400,000	412,039
CIT Group, Inc.
4.125%, due 03/09/21		25,000	24,563
Credit Suisse Group AG
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[2,6,7]		200,000	205,000
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[5,6,7]		75,000	69,750
(fixed, converts to FRN on 05/29/20),
5.375%, due 05/29/20[6,7]		375,000	348,281
Intesa Sanpaolo SpA
3.928%, due 09/15/26[4]	EUR	500,000	576,325
Provident Funding Associates LP/PFG Finance Corp.
6.375%, due 06/15/25[2]		75,000	63,563
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 08/10/20),
7.500%, due 08/10/20 [5,6,7]		400,000	381,752
(fixed, converts to FRN on 08/10/25),
8.000%, due 08/10/25 [5,6,7]		200,000	208,050

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(concluded)
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21 [6,7]	200,000		204,000
Turkiye Vakiflar Bankasi TAO
8.125%, due 03/28/24[2]	250,000		251,562
Ukreximbank Via Biz Finance PLC
9.625%, due 04/27/22[4]	166,667		163,750
9.750%, due 01/22/25[4]	1,050,000		1,018,500
UniCredit SpA
(fixed, converts to FRN on 01/03/22),
4.375%, due 01/03/27[4,6]	EUR	800,000	883,427
Yapi ve Kredi Bankasi AS
8.250%, due 10/15/24[2]	200,000		204,000
			9,404,108
Beverages—0.7%
Ajecorp BV
6.500%, due 05/14/22[4]	531,000		463,297
Central American Bottling Corp.
5.750%, due 01/31/27[2]	400,000		391,500
5.750%, due 01/31/27[4]	450,000		440,438
Coca-Cola Icecek AS
4.215%, due 09/19/24[4]	200,000		195,940
Primo Water Corp.
5.500%, due 07/01/24[4]	EUR	225,000	241,445
			1,732,620
Building materials—2.2%
BMC East LLC
5.500%, due 10/01/24[2]	225,000		213,750
Builders FirstSource, Inc.
5.000%, due 03/01/30[2]	100,000		85,810
6.750%, due 06/01/27[2]	225,000		231,750
Cemex SAB de CV
3.125%, due 03/19/26[2]	EUR	400,000	359,165
3.125%, due 03/19/26[4]	EUR	125,000	111,822
5.450%, due 11/19/29[2,5]	400,000		330,000
5.700%, due 01/11/25[4]	250,000		226,312
7.750%, due 04/16/26[2]	400,000		373,220
CPG Merger Sub LLC
8.000%, due 10/01/21[2]	125,000		121,663
Griffon Corp.
5.750%, due 03/01/28	225,000		214,313

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
Grupo Cementos de Chihuahua SAB de CV
5.250%, due 06/23/24[4]	1,000,000		923,781
James Hardie International Finance Ltd.
3.625%, due 10/01/26[2]	EUR	150,000	152,624
Jeld-Wen, Inc.
4.625%, due 12/15/25[2]	125,000		111,238
JELD-WEN, Inc.
6.250%, due 05/15/25[2]	100,000		101,250
Masonite International Corp.
5.750%, due 09/15/26[2]	75,000		72,750
NWH Escrow Corp.
7.500%, due 08/01/21[2]	250,000		87,500
Patrick Industries, Inc.
7.500%, due 10/15/27[2]	225,000		211,500
PGT Innovations, Inc.
6.750%, due 08/01/26[2]	175,000		172,760
Standard Industries, Inc.
2.250%, due 11/21/26[2]	EUR	275,000	256,572
5.500%, due 02/15/23[2]	77,000		76,326
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, due 07/15/23	75,000		75,071
6.500%, due 03/15/27[2]	50,000		49,500
Tecnoglass, Inc.
8.200%, due 01/31/22[4]	600,000		443,100
US Concrete, Inc.
6.375%, due 06/01/24	450,000		424,912
			5,426,689

Chemicals—1.8%
Ashland Services BV
2.000%, due 01/30/28[2]	EUR	100,000	102,325
Atotech Alpha 2 BV
8.750% Cash or 9.500% PIK,
8.750%, due 06/01/23[2,8]	200,000		188,000
Atotech Alpha 3 BV/Alpha US Bidco, Inc.
6.250%, due 02/01/25[2]	200,000		189,960
Axalta Coating Systems Dutch Holding B BV
3.750%, due 01/15/25[4]	EUR	300,000	320,536
Blue Cube Spinco LLC
10.000%, due 10/15/25	325,000		344,402
Chemours Co./The
5.375%, due 05/15/27	50,000		42,000

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(continued)
7.000%, due 05/15/25[5]	75,000		70,478
Cornerstone Chemical Co.
6.750%, due 08/15/24[2]	125,000		101,250
Element Solutions, Inc.
5.875%, due 12/01/25[2]	25,000		24,813
Innophos Holdings, Inc.
9.375%, due 02/15/28[2]	175,000		168,000
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.250%, due 05/15/26[2]	EUR	250,000	246,528
7.000%, due 04/15/25[2,5]	100,000		96,000
Monitchem HoldCo 2 SA
9.500%, due 09/15/26[2]	EUR	150,000	152,460
NOVA Chemicals Corp.
5.000%, due 05/01/25[2]	50,000		42,230
5.250%, due 06/01/27[2]	150,000		120,000
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.750%, due 04/30/26[2]	50,000		47,000
OCI NV
3.125%, due 11/01/24[2]	EUR	250,000	266,017
3.125%, due 11/01/24[4]	EUR	300,000	319,221
5.250%, due 11/01/24[2]	200,000		197,032
6.625%, due 04/15/23[2]	200,000		200,031
Olin Corp.
5.000%, due 02/01/30	100,000		87,320
5.625%, due 08/01/29	75,000		67,781
Polyone Corp.
5.750%, due 05/15/25[2,3]	150,000		151,594
PQ Corp.
5.750%, due 12/15/25[2,5]	75,000		73,530
SPCM SA
4.875%, due 09/15/25[2]	200,000		202,000
TPC Group, Inc.
10.500%, due 08/01/24[2]	225,000		183,937
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.375%, due 09/01/25[2]	250,000		213,125
Tronox Finance PLC
5.750%, due 10/01/25[2,5]	225,000		199,125

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Tronox, Inc.
6.500%, due 04/15/26[2]	75,000		67,875
			4,484,570
Coal—0.1%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
3.000%, due 03/15/24[9]	550,000		5,500
12.000%, due 11/21/21[9]	66,000		—
Indo Energy Finance II BV
6.375%, due 01/24/23[4]	228,000		195,795
Murray Energy Corp.
12.000%, due 04/15/24[2,10]	1,268,693		13
			201,308
Commercial banks—1.5%
Banco de Bogota SA
6.250%, due 05/12/26[4]	500,000		498,755
Barclays PLC
(fixed, converts to FRN on 06/15/25),
7.125%, due 06/15/25[6,7]	GBP	200,000	238,234
Citigroup, Inc.
(fixed, converts to FRN on 01/30/25), 4.700%, due 01/30/25 [6,7]	225,000		195,750
(fixed, converts to FRN on 02/15/23), 5.900%, due 02/15/23 [6,7]	325,000		328,497
(fixed, converts to FRN on 01/30/23), 5.950%, due 01/30/23 [6,7]	175,000		174,183
(fixed, converts to FRN on 08/15/20), 5.950%, due 08/15/20 [6,7]	175,000		161,245
(fixed, converts to FRN on 08/15/26), 6.250%, due 08/15/26 [6,7]	150,000		160,500
Itau Unibanco Holding SA
2.900%, due 01/24/23[4]	400,000		386,004
JPMorgan Chase & Co.
(fixed, converts to FRN on 02/01/25), 4.600%, due 02/01/25 [6,7]	125,000		112,125
(fixed, converts to FRN on 04/30/24), 6.125%, due 04/30/24 [6,7]	575,000		587,938
(fixed, converts to FRN on 02/01/24), 6.750%, due 02/01/24 [6,7]	500,000		536,790
UniCredit SpA
(fixed, converts to FRN on 09/23/24), 2.000%, due 09/23/29[4,6]	EUR	200,000	192,322

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial banks—(concluded)
Unione di Banche Italiane SpA
(fixed, converts to FRN on 03/04/24), 5.875%, due 03/04/29[4,6]	EUR	100,000	114,266
			3,686,609
Commercial services—2.8%
AA Bond Co. Ltd.
5.500%, due 07/31/22[4]	GBP	475,000	419,753
Ahern Rentals, Inc.
7.375%, due 05/15/23[2]	325,000		152,880
Algeco Global Finance PLC
8.000%, due 02/15/23[2]	200,000		175,000
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, due 07/15/26[2]	425,000		436,942
9.750%, due 07/15/27[2]	450,000		454,500
Arena Luxembourg Finance SARL
1.875%, due 02/01/28[2]	EUR	100,000	98,171
ASGN, Inc.
4.625%, due 05/15/28[2]	150,000		138,330
Atlantia SpA
1.875%, due 07/13/27[4]	EUR	200,000	192,409
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.750%, due 07/15/27[2]	125,000		72,656
Capitol Investment Merger Sub 2 LLC
10.000%, due 08/01/24[2,5]	25,000		23,250
Cardtronics, Inc./Cardtronics USA, Inc.
5.500%, due 05/01/25[2]	50,000		47,500
Graham Holdings Co.
5.750%, due 06/01/26[2]	175,000		176,750
Hertz Corp./The
5.500%, due 10/15/24[2]	25,000		5,000
6.000%, due 01/15/28[2]	375,000		67,500
7.125%, due 08/01/26[2]	375,000		75,938
Intertrust Group BV
3.375%, due 11/15/25[4]	EUR	175,000	190,872
3.375%, due 11/15/25[2]	EUR	125,000	136,337
La Financiere Atalian SASU
4.000%, due 05/15/24[4]	EUR	150,000	101,967
5.125%, due 05/15/25[4]	EUR	125,000	84,852
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]	300,000		208,500

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)
Commercial services—(concluded)
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[2]		200,000	178,244
Nassa Topco AS
2.875%, due 04/06/24[4]	EUR	425,000	431,011
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[2]		25,000	24,628
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.250%, due 04/15/24[2]		75,000	73,477
6.250%, due 01/15/28[2]		75,000	67,313
Q-Park Holding I BV
2.000%, due 03/01/27[2]	EUR	100,000	99,421
Refinitiv US Holdings, Inc.
4.500%, due 05/15/26[4]	EUR	225,000	256,429
6.875%, due 11/15/26[4]	EUR	350,000	406,714
8.250%, due 11/15/26[2]		275,000	298,375
Rekeep SpA
9.000%, due 06/15/22[4]	EUR	300,000	300,607
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[2]		175,000	176,750
Service Corp. International
5.125%, due 06/01/29		75,000	78,000
5.375%, due 05/15/24		125,000	126,875
Techem Verwaltungsgesellschaft 675 mbH
2.000%, due 07/15/25[2]	EUR	275,000	284,784
2.000%, due 07/15/25[4]	EUR	375,000	388,342
TMS International Holding Corp.
7.250%, due 08/15/25[2]		125,000	93,281
United Rentals North America, Inc.
6.500%, due 12/15/26		25,000	25,938
Verscend Escrow Corp.
9.750%, due 08/15/26[2]		250,000	260,625
			6,829,921

Computers—1.3%
Banff Merger Sub, Inc.
9.750%, due 09/01/26[2]		150,000	134,625
Dell International LLC/EMC Corp.
7.125%, due 06/15/24[2]		300,000	310,860
Diebold Nixdorf, Inc.
8.500%, due 04/15/24[5]		150,000	98,250
Everi Payments, Inc.
7.500%, due 12/15/25[2,5]		116,000	94,540

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Computers—(concluded)
Exela Intermediate LLC/Exela Finance, Inc.
10.000%, due 07/15/23[2]		325,000	60,125
MTS Systems Corp.
5.750%, due 08/15/27[2]		100,000	92,750
NCR Corp.
5.750%, due 09/01/27[2]		225,000	225,562
6.125%, due 09/01/29[2]		300,000	297,750
6.375%, due 12/15/23[5]		530,000	536,625
8.125%, due 04/15/25[2]		50,000	53,000
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]		125,000	122,263
8.250%, due 02/01/28[2,5]		250,000	246,700
Science Applications International Corp.
4.875%, due 04/01/28[2]		225,000	220,345
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, due 06/01/25[2]		200,000	194,000
Vericast Corp.
8.375%, due 08/15/22[2]		325,000	232,667
9.250%, due 03/01/21[2,5]		175,000	175,000
			3,095,062

Construction materials—0.2%
CEMEX Finance LLC
4.625%, due 06/15/24[4]	EUR	375,000	376,424
James Hardie International Finance DAC
3.625%, due 10/01/26[4]	EUR	125,000	127,187
			503,611

Cosmetics & personal care — 0.0%†
Avon International Capital PLC
6.500%, due 08/15/22[2]		75,000	70,125
Revlon Consumer Products Corp.
6.250%, due 08/01/24		200,000	37,000
			107,125

Distribution & wholesale—0.7%
Anixter, Inc.
6.000%, due 12/01/25		100,000	101,000
H&E Equipment Services, Inc.
5.625%, due 09/01/25		275,000	261,965
IAA, Inc.
5.500%, due 06/15/27[2]		125,000	124,725

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
KAR Auction Services, Inc.
5.125%, due 06/01/25[2]		125,000	107,814
Matalan Finance PLC
6.750%, due 01/31/23[2]	GBP	450,000	334,318
9.500%, due 01/31/24[2]	GBP	150,000	52,491
Performance Food Group, Inc.
5.500%, due 06/01/24[2]		275,000	268,125
5.500%, due 10/15/27[2]		100,000	95,002
Resideo Funding, Inc.
6.125%, due 11/01/26[2]		75,000	65,625
Univar Solutions USA, Inc.
5.125%, due 12/01/27[2]		225,000	223,312
			1,634,377

Diversified financial services—2.8%
AG Issuer LLC
6.250%, due 03/01/28[2]		150,000	132,476
Ally Financial, Inc.
3.875%, due 05/21/24		125,000	121,825
8.000%, due 11/01/31		460,000	542,094
Amigo Luxembourg SA
7.625%, due 01/15/24[4,5]	GBP	225,000	158,887
Credit Acceptance Corp.
5.125%, due 12/31/24[2]		100,000	87,750
6.625%, due 03/15/26		125,000	112,500
Credito Real SAB de CV
5.000%, due 02/01/27[2]	EUR	100,000	82,634
9.500%, due 02/07/26[4]		300,000	267,003
9.500%, due 02/07/26[2]		300,000	267,003
Fairstone Financial, Inc.
7.875%, due 07/15/24[2]		200,000	190,000
Garfunkelux Holdco 2 SA
11.000%, due 11/01/23[4]	GBP	175,000	170,158
Garfunkelux Holdco 3 SA
3 mo. Euribor + 4.500%,
4.500%, due 09/01/23 [4,6]	EUR	625,000	549,555
7.500%, due 08/01/22[4,5]	EUR	500,000	443,819
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,8]		375,000	226,763
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.250%, due 06/03/26[2]		200,000	180,500

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
LPL Holdings, Inc.
4.625%, due 11/15/27[2]		75,000	71,625
Motion Finco SARL
7.000%, due 05/15/25[2]	EUR	100,000	109,585
Mulhacen Pte Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 08/01/23[4,8]	EUR	600,000	258,134
Nationstar Mortgage Holdings, Inc.
6.000%, due 01/15/27[2]		75,000	63,983
8.125%, due 07/15/23[2]		100,000	96,000
9.125%, due 07/15/26[2]		125,000	119,531
Navient Corp.
5.000%, due 03/15/27		25,000	21,050
6.125%, due 03/25/24		350,000	322,000
6.500%, due 06/15/22		100,000	96,750
6.625%, due 07/26/21		75,000	74,625
6.750%, due 06/25/25		300,000	277,500
6.750%, due 06/15/26		200,000	180,500
7.250%, due 09/25/23		25,000	23,938
Newday Bondco PLC
7.375%, due 02/01/24[4]	GBP	100,000	85,488
NFP Corp.
6.875%, due 07/15/25[2]		325,000	310,375
8.000%, due 07/15/25[2]		125,000	116,275
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 12/15/22[2]		100,000	96,627
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[2]		75,000	69,150
Springleaf Finance Corp.
5.375%, due 11/15/29		50,000	41,510
6.625%, due 01/15/28		200,000	176,500
6.875%, due 03/15/25		275,000	260,067
7.125%, due 03/15/26		525,000	486,596
			6,890,776

Electric—3.3%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It
7.950%, due 05/11/26[4]		500,000	414,999
AES El Salvador Trust II
6.750%, due 03/28/23[4]		450,000	378,281
Calpine Corp.

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(continued)
4.500%, due 02/15/28[2]		275,000	266,640
5.125%, due 03/15/28[2]		400,000	390,000
5.500%, due 02/01/24		475,000	470,844
Capex SA
6.875%, due 05/15/24[2]		225,000	147,516
6.875%, due 05/15/24[4]		200,000	132,002
Centrais Eletricas Brasileiras SA
3.625%, due 02/04/25[2]		200,000	182,000
Clearway Energy Operating LLC
4.750%, due 03/15/28[2]		100,000	101,750
5.000%, due 09/15/26[5]		225,000	226,125
5.750%, due 10/15/25		175,000	180,233
ContourGlobal Power Holdings SA
4.125%, due 08/01/25[2]	EUR	675,000	725,400
Drax Finco PLC
6.625%, due 11/01/25[2]		200,000	204,000
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[4]		775,000	691,930
GenOn Energy, Inc.
7.875%, due 06/15/49[9,11,12]		75,000	0
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]		375,000	355,681
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[2]		275,000	271,810
NRG Energy, Inc.
6.625%, due 01/15/27		150,000	160,125
Orano SA
3.125%, due 03/20/23[4]	EUR	100,000	108,841
4.875%, due 09/23/24	EUR	700,000	810,985
Pacific Gas & Electric Co.
3.250%, due 06/15/23[10]		50,000	50,625
4.000%, due 12/01/46[10]		50,000	49,850
5.125%, due 11/15/43[10]		200,000	220,500
5.400%, due 01/15/40[10]		175,000	196,437
5.800%, due 03/01/37[10]		100,000	112,000
6.050%, due 03/01/34[10]		350,000	393,750
SMC Global Power Holdings Corp.
(fixed, converts to FRN on 05/05/25), 5.950%, due 05/05/25 [4,6,7]		300,000	262,508
(fixed, converts to FRN on 04/25/24), 6.500%, due 04/25/24 [4,6,7]		200,000	178,101

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)
Electric—(concluded)
Star Energy Geothermal Wayang Windu Ltd.
6.750%, due 04/24/33[4]		226,750	209,867
Talen Energy Supply LLC
6.625%, due 01/15/28[2]		75,000	70,560
7.250%, due 05/15/27[2]		25,000	24,750
10.500%, due 01/15/26[2]		250,000	206,267
Vistra Energy Corp.
5.875%, due 06/01/23		25,000	25,250
Vistra Operations Co. LLC
5.000%, due 07/31/27[2]		25,000	25,498

			8,245,125

Electrical components & equipment—0.4%
Energizer Gamma Acquisition BV
4.625%, due 07/15/26[2]	EUR	650,000	703,577
Energizer Holdings, Inc.
6.375%, due 07/15/26[2]		150,000	154,312
Senvion Holding GmbH
3.875%, due 10/25/22[4,10]	EUR	400,000	12,274

			870,163

Electronics—0.1%
TTM Technologies, Inc.
5.625%, due 10/01/25[2]		175,000	167,344

Energy-Alternate Sources—0.4%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[2]		300,000	274,650
Pattern Energy Group, Inc.
5.875%, due 02/01/24[2]		75,000	75,750
ReNew Power Pvt Ltd.
5.875%, due 03/05/27[2]		300,000	243,357
ReNew Power Synthetic
6.670%, due 03/12/24[2]		200,000	172,062
TerraForm Power Operating LLC
4.250%, due 01/31/23[2]		125,000	128,062
4.750%, due 01/15/30[2]		125,000	127,813
5.000%, due 01/31/28[2]		50,000	52,452

			1,074,146

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Engineering & construction—1.6%
Aeropuertos Argentina 2000 SA
6.875%, due 02/01/27[2]		240,625	145,879
6.875%, due 02/01/27[4]		437,500	265,234
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[2]		200,000	164,000
6.750%, due 03/30/29[4]		810,000	664,200
Aldesa Financial Services SA
7.250%, due 04/01/21[4]	EUR	325,000	341,905
Brand Industrial Services, Inc.
8.500%, due 07/15/25[2]		275,000	203,500
Cellnex Telecom SA
1.000%, due 04/20/27[4]	EUR	100,000	105,331
Great Lakes Dredge & Dock Corp.
8.000%, due 05/15/22		200,000	204,022
Mytilineos Financial Partners SA
2.500%, due 12/01/24[4]	EUR	350,000	345,193
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[2]		175,000	164,500
10.125%, due 04/01/22[2]		225,000	223,312
Novafives SAS
3 mo. Euribor + 4.500%,
4.500%, due 06/15/25[4,6]	EUR	250,000	139,721
SPIE SA
2.625%, due 06/18/26[4]	EUR	200,000	211,068
Swissport Financing SARL
5.250%, due 08/15/24[2]	EUR	100,000	73,525
9.000%, due 02/15/25[2]	EUR	125,000	15,216
9.000%, due 02/15/25[4]	EUR	250,000	30,432
TopBuild Corp.
5.625%, due 05/01/26[2]		200,000	196,000
Weekley Homes LLC/Weekley Finance Corp.
6.000%, due 02/01/23		175,000	168,000
6.625%, due 08/15/25		200,000	180,080
			3,841,118

Entertainment—3.2%
Allen Media LLC / Allen Media Co-Issuer, Inc.
10.500%, due 02/15/28[2]		150,000	111,375
AMC Entertainment Holdings, Inc.
5.875%, due 11/15/26		25,000	5,563
6.125%, due 05/15/27		300,000	70,500
ASR Media & Sponsorship SpA
5.125%, due 08/01/24[2]	EUR	275,000	257,541

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(continued)
5.125%, due 08/01/24[4]	EUR	100,000	93,651
Boyne USA, Inc.
7.250%, due 05/01/25[2]		250,000	250,000
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[2]		325,000	255,222
CCM Merger, Inc.
6.000%, due 03/15/22[2]		150,000	141,750
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		75,000	69,825
5.500%, due 04/01/27[2]		125,000	119,462
Cinemark USA, Inc.
4.875%, due 06/01/23		25,000	21,000
5.125%, due 12/15/22		300,000	254,250
Cirsa Finance International SARL
3 mo. Euribor + 3.625%,
3.625%, due 09/30/25 [4,6]	EUR	237,000	192,190
4.750%, due 05/22/25[4]	EUR	350,000	299,167
7.875%, due 12/20/23[2]		200,000	162,260
Codere Finance 2 Luxembourg SA
6.750%, due 11/01/21[4]	EUR	450,000	187,363
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, due 02/15/23[2]		125,000	75,000
Eldorado Resorts, Inc.
6.000%, due 04/01/25		375,000	360,000
7.000%, due 08/01/23		250,000	240,000
Enterprise Development Authority/The
12.000%, due 07/15/24[2]		300,000	270,750
Gateway Casinos & Entertainment Ltd.
8.250%, due 03/01/24[2]		225,000	189,000
Golden Entertainment, Inc.
7.625%, due 04/15/26[2]		175,000	132,125
International Game Technology PLC
2.375%, due 04/15/28[2]	EUR	150,000	132,998
3.500%, due 06/15/26[2]	EUR	250,000	232,627
Intralot Capital Luxembourg SA
5.250%, due 09/15/24[4]	EUR	225,000	54,245
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[2]		275,000	208,312
Juventus Football Club SpA
3.375%, due 02/19/24[4]	EUR	225,000	233,083
Lions Gate Capital Holdings LLC
5.875%, due 11/01/24[2]		125,000	113,800

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(concluded)
6.375%, due 02/01/24[2]		125,000	116,294
Live Nation Entertainment, Inc.
5.625%, due 03/15/26[2]		100,000	88,000
Merlin Entertainments Ltd.
5.750%, due 06/15/26[2]		219,000	206,955
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2]		575,000	326,312
Sazka Group AS
3.875%, due 02/15/27[2]	EUR	350,000	318,337
3.875%, due 02/15/27[4]	EUR	150,000	133,525
Scientific Games International, Inc.
3.375%, due 02/15/26[4]	EUR	250,000	224,375
3.375%, due 02/15/26[2]	EUR	175,000	157,063
5.500%, due 02/15/26[2]	EUR	425,000	306,943
7.000%, due 05/15/28[2]		350,000	252,000
7.250%, due 11/15/29[2]		50,000	35,625
8.250%, due 03/15/26[2]		100,000	75,500
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875%, due 11/01/27[2]		75,000	62,250
Stars Group Holdings BV/Stars Group US Co.-Borrower LLC
7.000%, due 07/15/26[2]		50,000	51,400
Twin River Worldwide Holdings, Inc.
6.750%, due 06/01/27[2]		75,000	59,625
William Hill PLC
4.875%, due 09/07/23[4]	GBP	125,000	150,948
WMG Acquisition Corp.
3.625%, due 10/15/26[4]	EUR	175,000	192,886
5.000%, due 08/01/23[2]		125,000	125,625
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		75,000	70,313
7.750%, due 04/15/25[2]		125,000	127,202
			7,814,237

Environmental control—0.1%
Clean Harbors, Inc.
4.875%, due 07/15/27[2]		75,000	77,698
5.125%, due 07/15/29[2]		25,000	25,438

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Environmental control—(concluded)
GFL Environmental, Inc.
5.125%, due 12/15/26[2]		25,000	26,000
			129,136

Food—3.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's LLC
3.500%, due 02/15/23[2]		150,000	147,000
4.625%, due 01/15/27[2]		150,000	150,750
4.875%, due 02/15/30[2]		75,000	76,031
5.750%, due 03/15/25		250,000	256,250
6.625%, due 06/15/24		225,000	232,031
Casino Guichard Perrachon SA
4.561%, due 01/25/23[4]	EUR	200,000	207,425
Chobani LLC/Chobani Finance Corp., Inc.
7.500%, due 04/15/25[2]		175,000	174,265
Clearwater Seafoods, Inc.
6.875%, due 05/01/25[2]		25,000	22,813
Grupo KUO SAB De CV
5.750%, due 07/07/27[4]		750,000	624,375
HJ Heinz Finance UK PLC
6.250%, due 02/18/30	GBP	100,000	148,393
Ingles Markets, Inc.
5.750%, due 06/15/23		39,000	39,000
JBS USA LUX SA/JBS USA Finance, Inc.
5.750%, due 06/15/25[2]		75,000	75,938
5.875%, due 07/15/24[2]		50,000	51,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.500%, due 04/15/29[2]		125,000	131,564
KeHE Distributors LLC/KeHE Finance Corp.
8.625%, due 10/15/26[2]		50,000	52,875
Kraft Heinz Foods Co.
1.500%, due 05/24/24[4]	EUR	125,000	137,152
2.250%, due 05/25/28[4]	EUR	200,000	216,665
3.950%, due 07/15/25		25,000	26,158
4.125%, due 07/01/27[4]	GBP	100,000	128,066
4.375%, due 06/01/46		700,000	664,860
4.625%, due 01/30/29		75,000	78,935
4.875%, due 10/01/49[2]		450,000	447,039
5.000%, due 07/15/35		250,000	267,874
5.000%, due 06/04/42		150,000	152,058
5.200%, due 07/15/45		325,000	332,797
6.500%, due 02/09/40		275,000	320,289

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food—(concluded)
Kraft Foods Group Inc, 6.875%, due 01/26/39		100,000	120,054
MARB BondCo PLC
7.000%, due 03/15/24[4]		250,000	243,750
Minerva Luxembourg SA
6.500%, due 09/20/26[4]		250,000	242,500
6.500%, due 09/20/26[2]		550,000	533,500
Nathan's Famous, Inc.
6.625%, due 11/01/25[2]		150,000	144,750
NBM US Holdings, Inc.
7.000%, due 05/14/26[4]		500,000	481,250
Ocado Group PLC
4.000%, due 06/15/24[4]	GBP	100,000	126,036
Pilgrim's Pride Corp.
5.750%, due 03/15/25[2]		225,000	227,279
5.875%, due 09/30/27[2]		100,000	101,195
Post Holdings, Inc.
4.625%, due 04/15/30[2]		100,000	97,999
5.750%, due 03/01/27[2]		375,000	383,906
US Foods, Inc.
5.875%, due 06/15/24[2]		50,000	47,625
6.250%, due 04/15/25[2]		25,000	25,562
			7,937,009
Food Service—0.1%
Aramark International Finance SARL
3.125%, due 04/01/25[4]	EUR	225,000	222,353
Aramark Services, Inc.
6.375%, due 05/01/25[2]		100,000	104,000
			326,353
Forest Products & Paper—0.2%
Appvion, Inc.
9.000%, due 06/01/20[9,11,12]		650,000	6,500
Mercer International, Inc.
6.500%, due 02/01/24		175,000	163,187
7.375%, due 01/15/25		125,000	119,738

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds— (continued)
Forest Products & Paper—(concluded)
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26[2]	100,000	99,020
		388,445
Gas—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25	250,000	253,880
5.625%, due 05/20/24	75,000	76,500
5.750%, due 05/20/27	150,000	152,625
		483,005
Hand & machine tools—0.2%
Colfax Corp.
6.000%, due 02/15/24[2]	125,000	126,875
6.375%, due 02/15/26[2]	25,000	25,780
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2,5]	375,000	326,250
		478,905
Healthcare-products—0.1%
Avantor, Inc.
6.000%, due 10/01/24[2]	50,000	52,700
9.000%, due 10/01/25[2]	225,000	244,012
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.625%, due 05/15/22[2,5]	52,000	47,271
		343,983
Healthcare-services—1.6%
Air Methods Corp.
8.000%, due 05/15/25[2]	350,000	208,250
Centene Corp.
4.250%, due 12/15/27[2]	175,000	183,094
4.750%, due 01/15/25[2]	250,000	255,837
5.375%, due 06/01/26[2]	175,000	185,432
Charles River Laboratories International, Inc.
5.500%, due 04/01/26[2]	125,000	128,550
CHS/Community Health Systems, Inc.
6.625%, due 02/15/25[2,3]	300,000	275,250
6.875%, due 02/01/22	113,000	83,620
6.875%, due 04/01/28[2]	148,000	58,460
8.000%, due 03/15/26[2]	300,000	287,574
8.000%, due 12/15/27[2,5]	50,000	47,500

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds— (continued)
Healthcare-services—(concluded)
8.125%, due 06/30/24[2,5]	359,000	239,632
9.875%, due 06/30/23[2,13]	125,000	91,938
Encompass Health Corp.
4.750%, due 02/01/30	100,000	100,013
5.750%, due 11/01/24	223,000	224,115
Envision Healthcare Corp.
8.750%, due 10/15/26[2]	325,000	108,674
IQVIA, Inc.
5.000%, due 05/15/27[2]	125,000	128,399
LifePoint Health, Inc.
4.375%, due 02/15/27[2]	50,000	47,000
6.750%, due 04/15/25[2]	100,000	103,040
MEDNAX, Inc.
6.250%, due 01/15/27[2]	100,000	90,544
Polaris Intermediate Corp.
8.500% Cash or 9.250% PIK,
8.500%, due 12/01/22[2,8]	250,000	209,375
Select Medical Corp.
6.250%, due 08/15/26[2]	100,000	95,500
Tenet Healthcare Corp.
4.625%, due 07/15/24	125,000	123,350
4.625%, due 09/01/24[2]	125,000	122,500
4.875%, due 01/01/26[2]	225,000	222,817
5.125%, due 11/01/27[2]	50,000	49,375
6.250%, due 02/01/27[2]	50,000	49,230
Tenet Healthcare Corp, 6.875%, due 11/15/31	87,000	75,255
West Street Merger Sub, Inc.
6.375%, due 09/01/25[2]	175,000	163,187
		3,957,511
Holding companies-divers—0.5%
KOC Holding AS
5.250%, due 03/15/23[4]	500,000	489,194
6.500%, due 03/11/25[2]	200,000	195,980
6.500%, due 03/11/25[4]	400,000	391,960

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Holding companies-divers—(concluded)
VistaJet Malta Finance PLC/XO Management Holding, Inc.
10.500%, due 06/01/24[2]	150,000	119,625
		1,196,759
Home builders—1.5%
Adams Homes, Inc.
7.500%, due 02/15/25[2,3]	150,000	136,500
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.625%, due 01/15/28[2]	100,000	81,500
6.750%, due 08/01/25[2]	175,000	147,875
Beazer Homes USA, Inc.
6.750%, due 03/15/25	225,000	193,500
7.250%, due 10/15/29	100,000	78,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
4.875%, due 02/15/30[2]	150,000	123,180
6.375%, due 05/15/25[2]	150,000	149,250
Century Communities, Inc.
5.875%, due 07/15/25	250,000	231,250
Forestar Group, Inc.
5.000%, due 03/01/28[2]	75,000	65,438
8.000%, due 04/15/24[2]	275,000	269,500
Installed Building Products, Inc.
5.750%, due 02/01/28[2]	150,000	144,000
KB Home
6.875%, due 06/15/27[5]	100,000	105,000
7.625%, due 05/15/23	50,000	52,035
Mattamy Group Corp.
4.625%, due 03/01/30[2]	150,000	134,526
Meritage Homes Corp.
6.000%, due 06/01/25	515,000	525,300
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[2]	100,000	86,375
Taylor Morrison Communities, Inc.
5.875%, due 01/31/25[2]	225,000	211,500
6.000%, due 09/01/23[2]	150,000	144,937
6.625%, due 07/15/27[2]	100,000	90,245
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24	400,000	388,040
Williams Scotsman International, Inc.
6.875%, due 08/15/23[2]	250,000	249,375

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Home builders—(concluded)
7.875%, due 12/15/22[2]		45,000	45,619
			3,652,945
Household products/wares—0.4%
Central Garden & Pet Co.
6.125%, due 11/15/23		275,000	277,750
Kronos Acquisition Holdings, Inc.
9.000%, due 08/15/23[2]		100,000	86,708
Prestige Brands, Inc.
5.125%, due 01/15/28[2]		100,000	101,150
6.375%, due 03/01/24[2]		200,000	205,500
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	EUR	325,000	331,648
4.000%, due 10/01/26[4]	EUR	100,000	102,045
			1,104,801
Housewares—0.3%
Newell Brands, Inc.
4.700%, due 04/01/26		275,000	278,266
5.875%, due 04/01/36		350,000	366,625
6.000%, due 04/01/46		50,000	51,437
			696,328
Insurance—0.9%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]		325,000	287,625
8.125%, due 02/15/24[2]		225,000	231,750
10.125%, due 08/01/26[2]		75,000	74,625
Ardonagh Midco 3 PLC
8.625%, due 07/15/23[2,5]		200,000	188,500
AssuredPartners, Inc.
7.000%, due 08/15/25[2]		150,000	139,688
Genworth Financial, Inc.
7.625%, due 09/24/21[5]		100,000	95,000
Genworth Holdings, Inc.,
(Series .), 4.900%, due 08/15/23		250,000	215,000
HUB International Ltd.
7.000%, due 05/01/26[2]		250,000	246,612
MGIC Investment Corp.
5.750%, due 08/15/23		275,000	269,500
Radian Group, Inc.

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
4.500%, due 10/01/24		200,000	194,000
4.875%, due 03/15/27		150,000	131,745
USIS, Inc.
6.875%, due 05/01/25[2]		200,000	200,500
			2,274,545
Internet—1.4%
Cogent Communications Group, Inc.
4.375%, due 06/30/24[4]	EUR	220,000	237,525
5.375%, due 03/01/22[2]		175,000	177,345
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, due 12/01/27[2]		225,000	231,187
Match Group, Inc.
5.000%, due 12/15/27[2]		50,000	52,350
6.375%, due 06/01/24		400,000	414,252
Netflix, Inc.
3.625%, due 06/15/30[2]	EUR	350,000	386,523
3.625%, due 06/15/30[4]	EUR	350,000	386,523
5.375%, due 11/15/29[2]		25,000	27,458
6.375%, due 05/15/29		375,000	439,650
Uber Technologies, Inc.
7.500%, due 11/01/23[2]		350,000	350,833
7.500%, due 09/15/27[2]		75,000	76,507
8.000%, due 11/01/26[2]		300,000	307,503
United Group BV
3 mo. Euribor + 3.250%, 3.250%, due 02/15/26 [2,3,6]	EUR	100,000	102,241
3.625%, due 02/15/28[2,3]	EUR	200,000	203,653
VeriSign, Inc.
4.625%, due 05/01/23		25,000	25,163
Yell Bondco PLC
8.500%, due 05/02/23[2]	GBP	250,000	122,801
			3,541,514
Investment companies—0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750%, due 09/15/24		400,000	376,208
5.250%, due 05/15/27		375,000	356,254
6.250%, due 02/01/22		150,000	151,500
6.250%, due 05/15/26		425,000	417,613
6.375%, due 12/15/25		150,000	149,250

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Investment companies—(concluded)
Mangrove Luxco III SARL
7.775%, due 10/09/252,8	EUR	295,708	301,368
			1,752,193
Iron & steel —0.6%
ABJA Investment Co. Pte Ltd.
5.450%, due 01/24/28[4]		300,000	242,426
Allegheny Technologies, Inc.
5.875%, due 12/01/27[5]		125,000	103,125
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		175,000	154,000
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[2]		125,000	117,187
Cleveland-Cliffs, Inc.
5.750%, due 03/01/25[5]		125,000	89,375
6.750%, due 03/15/26[2]		75,000	65,438
Series WI, 5.875%, due 06/01/27		275,000	171,875
GUSAP III LP
4.250%, due 01/21/30[2]		250,000	227,500
Mineral Resources Ltd.
8.125%, due 05/01/27[2]		225,000	231,469
United States Steel Corp.
6.250%, due 03/15/26		50,000	31,790
			1,434,185
Leisure Time— 0.6%
Carlson Travel, Inc.
9.500%, due 12/15/24[2]		200,000	84,000
Carnival Corp.
1.625%, due 02/22/21	EUR	100,000	95,613
11.500%, due 04/01/23[2]		125,000	130,586
Carnival Corp, 3.950%, due 10/15/20		50,000	48,566
LTF Merger Sub, Inc.
8.500%, due 06/15/23[2]		1,117,000	893,600
NCL Corp. Ltd.
3.625%, due 12/15/24[2]		25,000	16,063
Sabre GLBL, Inc.
9.250%, due 04/15/25[2]		100,000	105,625
Vail Resorts, Inc.
6.250%, due 05/15/25[2]		75,000	77,437

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Leisure Time—(concluded)
Viking Cruises Ltd.
5.875%, due 09/15/27[2]	200,000	130,000
		1,581,490
Lodging—1.3%
Arrow Bidco LLC
9.500%, due 03/15/24[2]	50,000	27,500
Boyd Gaming Corp.
4.750%, due 12/01/27[2]	50,000	43,075
6.000%, due 08/15/26	425,000	384,625
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26	350,000	345,555
5.375%, due 05/01/25[2]	100,000	100,250
5.750%, due 05/01/28[2]	100,000	101,250
Inn of the Mountain Gods Resort & Casino
9.250% Cash or 7.500% PIK, 9.250%, due 11/30/20[8]	64,354	49,553
Marriott International, Inc.,
Series EE, 5.750%, due 05/01/25	125,000	130,566
Marriott Ownership Resorts, Inc.
4.750%, due 01/15/28[2]	50,000	43,750
Marriott Ownership Resorts, Inc./ILG LLC
6.500%, due 09/15/26	25,000	23,687
Melco Resorts Finance Ltd.
5.250%, due 04/26/26[2]	200,000	194,890
5.375%, due 12/04/29[2]	200,000	186,570
MGM China Holdings Ltd.
5.375%, due 05/15/24[2]	200,000	195,000
MGM Resorts International
6.000%, due 03/15/23	300,000	291,750
6.750%, due 05/01/25	25,000	24,503
7.750%, due 03/15/22	640,000	651,002
Wyndham Destinations, Inc.
4.625%, due 03/01/30[2]	75,000	63,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]	300,000	256,312

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
Wynn Macau Ltd.
4.875%, due 10/01/24[2]		200,000	191,000

			3,304,588
Machinery-construction & mining—0.0%†
Manitowoc Co., Inc./The
9.000%, due 04/01/26[2]		75,000	67,500

Machinery-diversified—0.5%
Galapagos SA
5.375%, due 06/15/214,[10]	EUR	27,500	319
Granite US Holdings Corp.
11.000%, due 10/01/27[2]		50,000	42,500
Husky III Holding Ltd.
13.000%, due 02/15/252,[8]		125,000	113,750
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]		150,000	109,688
Maxim Crane Works Holdings Capital LLC
10.125%, due 08/01/24[2]		150,000	141,450
Selecta Group BV
5.875%, due 02/01/24[4]	EUR	400,000	162,151
SPX FLOW, Inc.
5.625%, due 08/15/24[2]		175,000	176,312
5.875%, due 08/15/26[2]		175,000	176,750
Tennant Co.
5.625%, due 05/01/25		125,000	125,156
Titan Acquisition Ltd./Titan Co-Borrower LLC
7.750%, due 04/15/26[2,5]		150,000	139,500

			1,187,576
Media—5.5%
Altice Financing SA
5.000%, due 01/15/28[2]		400,000	390,000
7.500%, due 05/15/26[2]		200,000	209,000
Altice Finco SA
4.750%, due 01/15/28[4]	EUR	400,000	372,589
Block Communications, Inc.
4.875%, due 03/01/28[2]		75,000	74,625
Cable Onda SA
4.500%, due 01/30/30[2]		300,000	285,000
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, due 05/01/32[2]		300,000	298,031

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Media—(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[2]	275,000	276,375
4.750%, due 03/01/30[2]	50,000	51,000
5.375%, due 05/01/25[2]	25,000	25,636
5.500%, due 05/01/26[2]	325,000	338,036
5.750%, due 02/15/26[2]	475,000	495,235
Clear Channel Worldwide Holdings, Inc.
5.125%, due 08/15/27[2]	500,000	469,800
9.250%, due 02/15/24[2]	81,000	67,433
CSC Holdings LLC
6.500%, due 02/01/29[2]	400,000	436,960
7.750%, due 07/15/25[2]	200,000	208,576
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, due 08/15/26[2]	425,000	323,000
6.625%, due 08/15/27[2,5]	200,000	109,500
DISH DBS Corp.
5.000%, due 03/15/23	50,000	47,625
5.125%, due 05/01/20	25,000	25,000
5.875%, due 07/15/22	25,000	25,231
5.875%, due 11/15/24	225,000	216,414
6.750%, due 06/01/21	25,000	24,900
EW Scripps Co./The
5.125%, due 05/15/25[2]	225,000	189,720
GCI LLC
6.625%, due 06/15/24[2]	100,000	103,500
Gray Television, Inc.
5.125%, due 10/15/24[2]	225,000	221,625
5.875%, due 07/15/26[2]	575,000	552,000
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]	125,000	108,125
5.250%, due 08/15/27[2]	225,000	200,813
6.375%, due 05/01/26	180,117	170,211
8.375%, due 05/01/27	59,591	49,758
LCPR Senior Secured Financing DAC
6.750%, due 10/15/27[2]	200,000	206,000
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[2]	100,000	101,080
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[2]	500,000	486,250
Quebecor Media, Inc.
5.750%, due 01/15/23	300,000	316,179

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(continued)
Salem Media Group, Inc.
6.750%, due 06/01/24[2]		100,000	78,000
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]		25,000	21,125
Sinclair Television Group, Inc.
5.125%, due 02/15/27[2]		150,000	126,375
5.500%, due 03/01/30[2,5]		75,000	62,250
5.875%, due 03/15/26[2]		200,000	173,000
Sirius XM Radio, Inc.
3.875%, due 08/01/22[2]		50,000	50,313
4.625%, due 05/15/23[2]		25,000	25,156
4.625%, due 07/15/24[2]		100,000	101,960
5.500%, due 07/01/29[2]		200,000	210,920
Summer BidCo BV
9.000% Cash or 9.750% PIK,
9.000%, due 11/15/25[2,3,8]	EUR	250,000	254,785
TEGNA, Inc.
4.625%, due 03/15/28[2]		425,000	380,906
5.000%, due 09/15/29[2]		125,000	111,742
Tele Columbus AG
3.875%, due 05/02/25[4]	EUR	425,000	389,644
Townsquare Media, Inc.
6.500%, due 04/01/23[2]		275,000	243,127
Univision Communications, Inc.
5.125%, due 02/15/25[2]		50,000	43,875
6.750%, due 09/15/22[2]		226,000	227,412
9.500%, due 05/01/25[2]		100,000	101,125
UPC Holding BV
3.875%, due 06/15/29[4]	EUR	300,000	318,767
UPCB Finance VII Ltd.
3.625%, due 06/15/29[4]	EUR	725,000	783,305
Virgin Media Finance PLC
5.750%, due 01/15/25[2]		200,000	202,060
6.000%, due 10/15/24[2]		400,000	405,000
Virgin Media Secured Finance PLC
6.000%, due 01/15/25[4,13]	GBP	525,000	706,921
6.250%, due 03/28/29[4]	GBP	112,500	147,989
Ziggo Bond Co. BV
3.375%, due 02/28/30[2]	EUR	450,000	463,544

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
6.000%, due 01/15/27[2]		350,000	351,750
			13,456,278
Metal Fabricate/Hardware — 0.3%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[2]		75,000	73,687
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, due 12/15/23[2]		175,000	171,500
Hillman Group, Inc./The
6.375%, due 07/15/22[2]		200,000	151,000
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		125,000	95,625
Vallourec SA
2.250%, due 09/30/24[4,5]	EUR	100,000	52,601
6.375%, due 10/15/23[2]	EUR	125,000	67,822
6.375%, due 10/15/23[4]	EUR	275,000	148,630
			760,865
Mining—2.4%
Alcoa Nederland Holding BV
7.000%, due 09/30/26[2]		400,000	396,000
Anglo American Capital PLC
4.125%, due 09/27/22[2]		400,000	405,829
Arconic Corp.
6.000%, due 05/15/25[2,3]		150,000	151,687
6.125%, due 02/15/28[2,5]		25,000	23,789
Coeur Mining, Inc.
5.875%, due 06/01/24		150,000	138,492
Compass Minerals International, Inc.
6.750%, due 12/01/27[2]		150,000	148,500
Constellium SE
6.625%, due 03/01/25[2,5]		500,000	480,000
First Quantum Minerals Ltd.
6.500%, due 03/01/24[2]		800,000	696,000
7.500%, due 04/01/25[2]		200,000	176,500
7.500%, due 04/01/25[4]		200,000	176,500
Freeport-McMoRan, Inc.
3.875%, due 03/15/23		125,000	124,688
4.125%, due 03/01/28		200,000	185,500
4.250%, due 03/01/30		300,000	279,330
5.000%, due 09/01/27		250,000	242,587
5.450%, due 03/15/43		550,000	506,192

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Mining—(concluded)
Hudbay Minerals, Inc.
7.250%, due 01/15/23[2]	125,000	113,800
7.625%, due 01/15/25[2]	100,000	90,450
IAMGOLD Corp.
7.000%, due 04/15/25[2]	175,000	176,379
Kaiser Aluminum Corp.
4.625%, due 03/01/28[2]	125,000	116,375
6.500%, due 05/01/25[2]	175,000	178,281
Mountain Province Diamonds, Inc.
8.000%, due 12/15/22[2]	100,000	63,000
Novelis Corp.
4.750%, due 01/30/30[2]	350,000	311,500
5.875%, due 09/30/26[2]	175,000	170,152
Petra Diamonds US Treasury PLC
7.250%, due 05/01/22[2]	200,000	68,188
Taseko Mines Ltd.
8.750%, due 06/15/22[2]	175,000	91,000
Vedanta Resources PLC
6.125%, due 08/09/24[4]	200,000	70,100
6.375%, due 07/30/22[2]	300,000	109,688
8.250%, due 06/07/21[2]	250,000	132,500
		5,823,007
Miscellaneous manufacturers—0.2%
Amsted Industries, Inc.
5.625%, due 07/01/27[2]	75,000	75,083
EnPro Industries, Inc.
5.750%, due 10/15/26	150,000	146,250
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp.
12.250%, due 11/15/26[2]	375,000	309,375
		530,708
Office & business equipment—0.1%
CDW LLC/CDW Finance Corp.
4.125%, due 05/01/25	125,000	126,250
5.000%, due 09/01/25	225,000	231,750
		358,000
Oil & gas—8.0%
Antero Resources Corp.
5.000%, due 03/01/25	25,000	13,750
5.125%, due 12/01/22	100,000	69,750

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
5.375%, due 11/01/21[5]	100,000	89,437
5.625%, due 06/01/23	25,000	14,693
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[2]	25,000	14,500
10.000%, due 04/01/22[2]	375,000	292,500
Bruin E&P Partners LLC
8.875%, due 08/01/23[2]	400,000	10,000
Callon Petroleum Co.
6.125%, due 10/01/24	325,000	62,563
6.250%, due 04/15/23	150,000	29,850
6.375%, due 07/01/26	25,000	4,000
Cenovus Energy, Inc.
3.000%, due 08/15/22	50,000	44,129
5.250%, due 06/15/37	50,000	33,771
5.400%, due 06/15/47	100,000	67,399
6.750%, due 11/15/39	75,000	53,542
Centennial Resource Production LLC
5.375%, due 01/15/26[2]	150,000	45,000
6.875%, due 04/01/27[2]	100,000	30,000
Chaparral Energy, Inc.
8.750%, due 07/15/23[2]	150,000	3,000
Chesapeake Energy Corp.
5.500%, due 09/15/26	75,000	4,063
5.750%, due 03/15/23	75,000	1,594
6.875%, due 11/15/20	200,000	8,000
8.000%, due 01/15/25	175,000	3,500
Citgo Holding, Inc.
9.250%, due 08/01/24[2]	500,000	450,000
CNX Resources Corp.
5.875%, due 04/15/22	200,000	196,750
7.250%, due 03/14/27[2]	250,000	219,037
Comstock Resources, Inc.
7.500%, due 05/15/25[2]	125,000	103,750
Continental Resources, Inc.
3.800%, due 06/01/24	50,000	40,875
4.375%, due 01/15/28	50,000	38,500
4.500%, due 04/15/23	275,000	243,203
4.900%, due 06/01/44	225,000	156,375
5.000%, due 09/15/22	375,000	352,500
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[2]	250,000	202,527
Denbury Resources, Inc.
6.375%, due 12/31/24[2]	118,000	9,445

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
9.000%, due 05/15/21[2]	335,000	60,300
Devon Energy Corp.
7.950%, due 04/15/32	25,000	24,610
Diamond Offshore Drilling, Inc.
3.450%, due 11/01/23[10]	75,000	8,078
5.700%, due 10/15/39[10]	50,000	5,375
7.875%, due 08/15/25[10]	250,000	26,250
Endeavor Energy Resources LP/EER Finance, Inc.
5.500%, due 01/30/26[2]	25,000	22,125
5.750%, due 01/30/28[2]	175,000	152,250
Ensign Drilling, Inc.
9.250%, due 04/15/24[2]	275,000	79,805
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, due 05/01/20[10]	492,000	49
9.375%, due 05/01/24[2,10]	186,000	279
EQT Corp.
3.900%, due 10/01/27	75,000	63,000
6.125%, due 02/01/25	50,000	47,625
7.000%, due 02/01/30	200,000	189,000
Extraction Oil & Gas, Inc.
7.375%, due 05/15/24[2]	150,000	23,574
Gazprom PJSC Via Gaz Capital SA
4.950%, due 07/19/22[4]	400,000	415,000
Geopark Ltd.
5.500%, due 01/17/27[2]	300,000	190,503
Global Marine, Inc.
7.000%, due 06/01/28	100,000	25,000
Gulfport Energy Corp.
6.000%, due 10/15/24	50,000	24,875
6.375%, due 05/15/25	100,000	47,020
6.375%, due 01/15/26	175,000	79,625
HighPoint Operating Corp.
7.000%, due 10/15/22[5]	125,000	35,000
Hilcorp Energy I LP/Hilcorp Finance Co.
6.250%, due 11/01/28[2]	325,000	168,187
Indigo Natural Resources LLC
6.875%, due 02/15/26[2]	225,000	209,250
Jagged Peak Energy LLC
5.875%, due 05/01/26	125,000	106,250
KazMunayGas National Co. JSC
4.400%, due 04/30/23[4]	850,000	840,437
4.400%, due 04/30/23[4]	425,000	420,750

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
4.750%, due 04/19/27[4]	250,000	241,875
Laredo Petroleum, Inc.
9.500%, due 01/15/25	150,000	63,750
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	100,000	82,000
Marathon Oil Corp.
4.400%, due 07/15/27	25,000	19,382
6.600%, due 10/01/37	75,000	59,352
6.800%, due 03/15/32	150,000	124,710
Matador Resources Co.
5.875%, due 09/15/26	125,000	61,238
Medco Bell Pte Ltd.
6.375%, due 01/30/27[2]	250,000	147,305
MEG Energy Corp.
7.000%, due 03/31/24[2]	90,000	63,900
7.125%, due 02/01/27[2]	150,000	103,500
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	200,000	67,000
10.500%, due 05/15/27[2]	75,000	28,125
Murphy Oil Corp.
5.750%, due 08/15/25	250,000	172,500
5.875%, due 12/01/27	50,000	33,935
Nabors Industries Ltd.
7.250%, due 01/15/26[2]	100,000	38,000
7.500%, due 01/15/28[2]	100,000	40,000
Nabors Industries, Inc.
5.750%, due 02/01/25	350,000	80,500
Noble Holding International Ltd.
6.200%, due 08/01/40	50,000	313
7.750%, due 01/15/24	155,000	8,525
7.875%, due 02/01/26[2]	200,000	44,160
8.950%, due 04/01/45	50,000	313
Oasis Petroleum, Inc.
6.250%, due 05/01/26[2]	25,000	3,250
Occidental Petroleum Corp.
2.600%, due 08/13/21	100,000	93,500
2.600%, due 04/15/22	75,000	66,000
3 mo. USD LIBOR + 0.950%, 2.684%, due 02/08/21 [6]	150,000	141,000
2.700%, due 08/15/22	25,000	21,750
2.900%, due 08/15/24	175,000	132,947
3.500%, due 06/15/25	100,000	72,200
3.500%, due 08/15/29	75,000	52,515

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
4.100%, due 02/15/47		50,000	30,000
4.300%, due 08/15/39		100,000	62,750
4.400%, due 04/15/46		50,000	31,375
4.850%, due 03/15/21		100,000	96,000
5.550%, due 03/15/26		100,000	77,360
6.200%, due 03/15/40		50,000	35,750
6.450%, due 09/15/36		25,000	18,250
6.950%, due 07/01/24		75,000	64,470
7.125%, due 10/15/27		50,000	34,500
7.500%, due 05/01/31		625,000	478,125
7.875%, due 09/15/31		250,000	190,000
Series 1,
4.100%, due 02/01/21		75,000	71,250
Parkland Fuel Corp.
5.875%, due 07/15/27[2]		150,000	144,000
6.000%, due 04/01/26[2]		75,000	72,187
Parsley Energy LLC/Parsley Finance Corp.
5.250%, due 08/15/25[2]		175,000	154,000
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28[2]		75,000	53,393
PDC Energy, Inc.
6.125%, due 09/15/24		75,000	58,875
Petrobras Global Finance BV
4.750%, due 01/14/25	EUR	100,000	105,846
5.093%, due 01/15/30[2]		461,000	420,201
6.125%, due 01/17/22		360,000	368,100
6.850%, due 06/05/15		475,000	446,500
6.900%, due 03/19/49		375,000	364,687
8.750%, due 05/23/26		1,375,000	1,529,000
Petrobras Global Finance Co.
5.093%, due 01/15/30[4]		300,000	273,450
Petroleos Mexicanos
2.500%, due 08/21/21[4]	EUR	300,000	310,673
2.750%, due 04/21/27[4]	EUR	275,000	215,614
4.750%, due 02/26/29[4]	EUR	100,000	81,831
4.875%, due 02/21/28[4]	EUR	100,000	84,016
5.125%, due 03/15/23[4]	EUR	300,000	295,977
6.500%, due 03/13/27		500,000	405,000
6.625%, due 06/15/35		227,000	160,035
7.690%, due 01/23/50[4]		600,000	440,940
Precision Drilling Corp.
7.125%, due 01/15/26[2]		200,000	80,000

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
7.750%, due 12/15/23	75,000	33,000
Range Resources Corp.
5.875%, due 07/01/22	188,000	159,800
Sanchez Energy Corp.
6.125%, due 01/15/23[10]	350,000	875
7.750%, due 06/15/21[10]	475,000	1,188
Sandridge Energy, Inc.
7.500%, due 03/15/21[9,11,12]	1,425,000	0
Seven Generations Energy Ltd.
5.375%, due 09/30/25[2]	100,000	79,750
6.875%, due 06/30/23[2]	175,000	158,200
Shelf Drilling Holdings Ltd.
8.250%, due 02/15/25[2]	275,000	88,220
SM Energy Co.
5.625%, due 06/01/25	175,000	49,000
6.125%, due 11/15/22	75,000	30,000
6.625%, due 01/15/27	75,000	19,755
6.750%, due 09/15/26	150,000	40,875
Southwestern Energy Co.
7.750%, due 10/01/27	25,000	21,755
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[4]	800,000	800,500
6.950%, due 03/18/30[4]	500,000	523,640
Sunoco LP/Sunoco Finance Corp.
4.875%, due 01/15/23	250,000	243,125
5.500%, due 02/15/26	25,000	24,125
6.000%, due 04/15/27	250,000	243,750
Transocean Guardian Ltd.
5.875%, due 01/15/24[2]	187,875	143,724
Transocean Pontus Ltd.
6.125%, due 08/01/25[2]	83,500	67,635
Transocean Poseidon Ltd.
6.875%, due 02/01/27[2]	100,000	78,500
Transocean Sentry Ltd.
5.375%, due 05/15/23[2]	100,000	76,000
Transocean, Inc.
5.800%, due 10/15/22	175,000	49,000
6.800%, due 03/15/38	25,000	5,313
7.250%, due 11/01/25[2]	50,000	19,375
7.500%, due 04/15/31	200,000	47,750
8.000%, due 02/01/27[2]	225,000	85,500
9.350%, due 12/15/41	450,000	106,875

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Tullow Oil PLC
6.250%, due 04/15/22[2,5]		400,000	214,500
7.000%, due 03/01/25[2]		200,000	100,375
UGI International LLC
3.250%, due 11/01/25[2]	EUR	250,000	268,483
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, due 04/15/23[2]		175,000	92,750
9.750%, due 04/15/23[2]		225,000	112,500
Whiting Petroleum Corp.
6.250%, due 04/01/23[10]		150,000	14,625
6.625%, due 01/15/26[10]		150,000	15,000
WPX Energy, Inc.
4.500%, due 01/15/30		100,000	81,500
5.750%, due 06/01/26		25,000	22,658
8.250%, due 08/01/23		125,000	120,000
			19,729,541
Oil & gas services — 0.8%
Anton Oilfield Services Group
7.500%, due 12/02/22[4]		500,000	274,257
Apergy Corp.
6.375%, due 05/01/26		125,000	102,500
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]		200,000	149,000
6.875%, due 04/01/27[2]		100,000	75,000
Calfrac Holdings LP
8.500%, due 06/15/26[2]		75,000	3,750
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, due 05/01/25		325,000	195,000
FTS International, Inc.
6.250%, due 05/01/22		300,000	74,250
Hilong Holding Ltd.
8.250%, due 09/26/22[4]		500,000	250,000
Honghua Group Ltd.
6.375%, due 08/01/22[4]		400,000	388,878
Nine Energy Service, Inc.
8.750%, due 11/01/23[2]		75,000	14,343
SESI LLC
7.125%, due 12/15/21[2]		100,000	50,081
7.750%, due 09/15/24		150,000	31,068
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26		175,000	140,875

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas services—(concluded)
6.875%, due 09/01/27		150,000	123,000
			1,872,002
Packaging & containers — 2.3%
ARD Finance SA
5.000% Cash or 5.750% PIK, 5.000%, due 06/30/27 [4,8]	EUR	400,000	395,365
6.500% Cash or 7.250% PIK, 6.500%, due 06/30/27 [2,8]		400,000	371,280
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, due 08/15/26[4]	EUR	200,000	210,469
Ball Corp.
0.875%, due 03/15/24	EUR	300,000	313,961
Berry Global, Inc.
1.000%, due 01/15/25[2]	EUR	200,000	206,502
1.000%, due 01/15/25[4]	EUR	100,000	103,251
1.500%, due 01/15/27[4]	EUR	100,000	102,462
6.000%, due 10/15/22		250,000	250,000
Cascades Inc/Cascades USA, Inc.
5.125%, due 01/15/26[2]		50,000	50,000
5.375%, due 01/15/28[2]		50,000	50,225
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[2]		150,000	145,267
7.875%, due 07/15/26[2,5]		175,000	168,000
Graphic Packaging International LLC
4.750%, due 07/15/27[2]		75,000	77,625
Greif, Inc.
6.500%, due 03/01/27[2,5]		175,000	175,000
Hercule Debtco SARL
6.750% Cash or 7.500% PIK, 6.750%, due 06/30/24[2,8]	EUR	275,000	280,264
Kleopatra Holdings 1 SCA
9.250% Cash or 8.500% PIK, 9.250%, due 06/30/23[4,8]	EUR	229,053	99,962
Matthews International Corp.
5.250%, due 12/01/25[2]		125,000	113,125
Mauser Packaging Solutions Holding Co.
7.250%, due 04/15/25[2,5]		675,000	528,187
OI European Group BV
2.875%, due 02/15/25[2]	EUR	150,000	154,597
3.125%, due 11/15/24[2]	EUR	125,000	131,491

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
Owens-Brockway Glass Container, Inc.
6.375%, due 08/15/25[2,5]		242,000	245,630
Plastipak Holdings, Inc.
6.250%, due 10/15/25[2]		100,000	89,280
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, due 07/15/23[2]		450,000	452,250
Schoeller Packaging BV
6.375%, due 11/01/24[2]	EUR	125,000	127,393
Sealed Air Corp.
4.000%, due 12/01/27[2]		175,000	171,500
Silgan Holdings, Inc.
2.250%, due 06/01/28[2]	EUR	100,000	106,023
4.125%, due 02/01/28[2]		75,000	73,687
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[2]		100,000	78,790
9.250%, due 08/01/24[2]		125,000	109,375
Trivium Packaging Finance BV
5.500%, due 08/15/26[2]		200,000	205,000
			5,585,961
Pharmaceuticals—2.7%
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]		250,000	275,600
Bausch Health Cos., Inc.
4.500%, due 05/15/23[4]	EUR	225,000	240,999
5.000%, due 01/30/28[2]		250,000	239,325
5.250%, due 01/30/30[2]		75,000	74,250
5.500%, due 03/01/23[2]		20,000	19,800
5.875%, due 05/15/23[2]		54,000	53,595
6.125%, due 04/15/25[2]		75,000	75,797
7.000%, due 01/15/28[2]		75,000	77,812
7.250%, due 05/30/29[2]		200,000	213,436
9.000%, due 12/15/25[2]		1,250,000	1,363,125
Elanco Animal Health, Inc.
5.650%, due 08/28/28		75,000	83,062
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[2]		546,000	409,282
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.000%, due 02/01/25[2]		200,000	143,000
HLF Financing SARL LLC/Herbalife International, Inc.
7.250%, due 08/15/26[2]		50,000	48,715

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[2]		150,000	43,057
5.750%, due 08/01/22[2]		25,000	10,750
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[2]		275,000	278,520
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[4]	EUR	100,000	94,346
1.625%, due 10/15/28[4]	EUR	650,000	560,493
1.875%, due 03/31/27[4]	EUR	400,000	362,064
6.000%, due 01/31/25[4]	EUR	200,000	226,555
Teva Pharmaceutical Finance Netherlands III BV
4.100%, due 10/01/46		275,000	214,500
6.000%, due 04/15/24[5]		1,450,000	1,438,219
Vizient, Inc.
6.250%, due 05/15/27[2]		50,000	52,535
			6,598,837
Pipelines—2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24		200,000	156,000
5.750%, due 03/01/27[2]		175,000	129,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23		845,000	616,850
DCP Midstream Operating LP
3.875%, due 03/15/23		25,000	20,750
5.125%, due 05/15/29		175,000	130,322
5.375%, due 07/15/25		350,000	283,500
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25		200,000	191,500
EnLink Midstream LLC
5.375%, due 06/01/29		250,000	155,000
EnLink Midstream Partners LP
4.400%, due 04/01/24		75,000	47,250
4.850%, due 07/15/26		200,000	122,000
5.050%, due 04/01/45		75,000	30,375
5.450%, due 06/01/47		100,000	40,625
5.600%, due 04/01/44		150,000	60,000
EQM Midstream Partners LP
4.750%, due 07/15/23		75,000	70,500
5.500%, due 07/15/28		25,000	22,485
Genesis Energy LP/Genesis Energy Finance Corp.
7.750%, due 02/01/28		150,000	127,500

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	300,000	262,860
5.625%, due 02/15/26[2]	150,000	139,500
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[2]	150,000	136,455
NuStar Logistics LP
6.000%, due 06/01/26	75,000	68,531
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	400,000	308,000
Plains All American Pipeline LP
(fixed, converts to FRN on 11/15/22),
6.125%, due 11/15/22[6,7]	475,000	318,407
Rockies Express Pipeline LLC
7.500%, due 07/15/38[2]	25,000	21,938
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	475,000	114,000
5.750%, due 04/15/25	175,000	35,035
Summit Midstream Partners LP
(fixed, converts to FRN on 12/15/22),
9.500%, due 12/15/22[6,7]	350,000	35,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.750%, due 10/01/23[2]	125,000	96,250
5.500%, due 09/15/24[2]	75,000	57,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	125,000	112,812
5.000%, due 01/15/28[5]	300,000	255,288
5.125%, due 02/01/25	50,000	45,000
5.500%, due 03/01/30[2]	75,000	63,937
5.875%, due 04/15/26	450,000	399,375
6.750%, due 03/15/24	100,000	94,500
TransMontaigne Partners LP/TLP Finance Corp.
6.125%, due 02/15/26	100,000	80,020
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[2]	600,000	436,500
6.750%, due 05/02/25[4]	150,000	109,125
Western Midstream Operating LP
3.100%, due 02/01/25	75,000	68,437
3.950%, due 06/01/25	25,000	22,188
4.000%, due 07/01/22	25,000	24,188
4.050%, due 02/01/30	100,000	91,250
4.500%, due 03/01/28	125,000	110,156
4.650%, due 07/01/26	25,000	22,125
4.750%, due 08/15/28	100,000	88,095

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
5.300%, due 03/01/48		175,000	131,687
5.450%, due 04/01/44		150,000	113,250
5.500%, due 08/15/48		75,000	55,219
			6,120,285
Real estate—5.1%
ADLER Real Estate AG
1.500%, due 04/17/22[4]	EUR	100,000	104,446
Agile Group Holdings Ltd.
(fixed, converts to FRN on 12/04/23),
8.375%, due 12/04/23[4,6,7]		400,000	378,900
APL Realty Holdings Pte Ltd.
5.950%, due 06/02/24[4]		200,000	91,073
Aroundtown SA
(fixed, converts to FRN on 01/17/24),
2.125%, due 01/17/24[4,6,7]	EUR	300,000	287,332
Central China Real Estate Ltd.
7.250%, due 04/24/23[4]		300,000	281,378
Champion Sincerity Holdings Ltd.
(fixed, converts to FRN on 02/08/22),
8.125%, due 02/08/22[4,6,7]		200,000	196,550
China Aoyuan Group Ltd.
5.375%, due 09/13/22[4]		300,000	287,727
7.950%, due 02/19/23[4]		300,000	304,500
China Evergrande Group
7.500%, due 06/28/23[4]		200,000	156,875
9.500%, due 04/11/22[4]		200,000	179,250
9.500%, due 03/29/24[4]		850,000	691,687
10.000%, due 04/11/23[4]		200,000	171,000
China SCE Group Holdings Ltd.
5.875%, due 03/10/22[4]		200,000	190,324
7.375%, due 04/09/24[4]		800,000	746,370
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/22[4]		700,000	690,375
6.550%, due 03/28/24[4]		200,000	198,002
Consus Real Estate AG
9.625%, due 05/15/24[2]	EUR	300,000	297,490
9.625%, due 05/15/24[4]	EUR	200,000	198,327
Easy Tactic Ltd.
8.625%, due 02/27/24[4]		300,000	265,092
9.125%, due 07/28/22[4]		300,000	282,033
Fantasia Holdings Group Co. Ltd.
7.375%, due 10/04/21[4]		300,000	285,253

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Real estate—(continued)
10.875%, due 01/09/23[4]	300,000	286,168
11.750%, due 04/17/22[4]	200,000	197,106
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, due 11/15/25[2]	125,000	120,938
Greystar Real Estate Partners LLC
5.750%, due 12/01/25[2]	100,000	92,000
Howard Hughes Corp./The
5.375%, due 03/15/25[2]	75,000	72,701
Hunt Cos., Inc.
6.250%, due 02/15/26[2]	175,000	148,750
Jababeka International BV
6.500%, due 10/05/23[4]	400,000	261,000
Kaisa Group Holdings Ltd.
10.500%, due 01/15/25[4]	300,000	264,396
11.500%, due 01/30/23[4]	200,000	191,028
Kennedy-Wilson, Inc.
5.875%, due 04/01/24	375,000	358,669
KWG Group Holdings Ltd.
7.400%, due 03/05/24[4]	200,000	193,954
7.875%, due 09/01/23[4]	200,000	197,084
Newmark Group, Inc.
6.125%, due 11/15/23	150,000	138,095
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, due 12/01/21[2]	100,000	84,000
9.375%, due 04/01/27[2]	25,000	17,500
Redsun Properties Group Ltd.
9.700%, due 04/16/23[4]	250,000	205,157
RKPF Overseas 2019 A Ltd.
6.700%, due 09/30/24[4]	300,000	287,256
7.875%, due 02/01/23[4]	300,000	301,975
Scenery Journey Ltd.
13.000%, due 11/06/22[4]	200,000	181,057
Shimao Property Holdings Ltd.
5.600%, due 07/15/26[4]	250,000	250,124
6.125%, due 02/21/24[4]	350,000	361,812
Sunac China Holdings Ltd.
6.500%, due 01/10/25[4]	200,000	185,076
Times China Holdings Ltd.
5.750%, due 04/26/22[4]	200,000	195,460
6.750%, due 07/16/23[4]	200,000	196,250
7.625%, due 02/21/22[4]	400,000	405,060
Yanlord Land HK Co. Ltd.

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)
Real estate— (concluded)
5.875%, due 01/23/22[4]		500,000	493,272
6.800%, due 02/27/24[4]		200,000	192,548
Yuzhou Properties Co. Ltd.
7.375%, due 01/13/26[4]		400,000	324,178
8.500%, due 02/26/24[4]		200,000	186,000
			12,672,598

Real estate investment trusts — 1.4%
ESH Hospitality, Inc.
4.625%, due 10/01/27[2]		150,000	135,750
5.250%, due 05/01/25[2]		50,000	47,000
FelCor Lodging LP
6.000%, due 06/01/25		575,000	549,355
GEO Group, Inc./The
5.875%, due 10/15/24		25,000	19,750
6.000%, due 04/15/26		200,000	151,500
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25		100,000	97,260
HAT Holdings I LLC/HAT Holdings II LLC
5.250%, due 07/15/24[2]		150,000	148,860
Iron Mountain UK PLC
3.875%, due 11/15/25[4]	GBP	325,000	382,983
Iron Mountain, Inc.
4.875%, due 09/15/29[2]		100,000	95,750
5.750%, due 08/15/24		390,000	383,175
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]		100,000	69,500
5.250%, due 03/15/22[2]		225,000	185,625
MPT Operating Partnership LP/MPT Finance Corp.
2.550%, due 12/05/23	GBP	150,000	185,921
5.500%, due 05/01/24		100,000	99,500
6.375%, due 03/01/24		325,000	335,624
SBA Communications Corp.
4.000%, due 10/01/22		225,000	226,193
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[2]		200,000	154,000
7.875%, due 02/15/25[2]		275,000	264,688
			3,532,434

Retail — 3.6%
1011778 BC ULC/New Red Finance, Inc.
4.250%, due 05/15/24[2]		100,000	99,969

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)
Retail— (continued)
4.375%, due 01/15/28[2]		275,000	265,911
5.000%, due 10/15/25[2]		275,000	276,375
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[4]		300,000	275,628
5.875%, due 04/04/27[2]		200,000	183,437
Argos Merger Sub, Inc.
7.125%, due 03/15/23[2]		450,000	426,375
Asbury Automotive Group, Inc.
4.500%, due 03/01/28[2]		40,000	33,588
4.750%, due 03/01/30[2]		13,000	10,892
Beacon Roofing Supply, Inc.
4.500%, due 11/15/26[2,5]		75,000	71,625
Burlington Coat Factory Warehouse Corp.
6.250%, due 04/15/25[2]		50,000	50,875
Carvana Co.
8.875%, due 10/01/23[2]		100,000	97,750
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21		430,000	346,150
6.750%, due 06/15/23[5]		150,000	119,250
10.000%, due 04/15/25[2]		50,000	52,845
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20		100,000	45,000
FirstCash, Inc.
5.375%, due 06/01/24[2]		125,000	125,312
Foodco Bondco SL
6.250%, due 05/15/26[4]	EUR	175,000	163,391
Gap Inc/The
8.375%, due 05/15/23[2]		100,000	104,250
8.625%, due 05/15/25[2]		75,000	77,625
8.875%, due 05/15/27[2]		25,000	25,875
Golden Nugget, Inc.
6.750%, due 10/15/24[2]		775,000	604,500
8.750%, due 10/01/25[2]		496,000	277,760
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[4]		600,000	505,500
7.875%, due 04/01/24[2]		250,000	210,625
Hema Bondco I BV
3 mo. Euribor + 6.250%,
6.250%, due 07/15/22[4,6]	EUR	425,000	249,560
Hema Bondco II BV
8.500%, due 01/15/23[4]	EUR	100,000	10,516

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)
Retail— (continued)
Hornbach Baumarkt AG
3.250%, due 10/25/26[4]	EUR	300,000	325,892
IRB Holding Corp.
6.750%, due 02/15/26[2]		125,000	103,750
JC Penney Corp., Inc.
6.375%, due 10/15/36		150,000	7,500
8.625%, due 03/15/25[2]		150,000	12,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 06/01/27[2]		150,000	154,828
L Brands, Inc.
6.750%, due 07/01/36		675,000	486,000
6.875%, due 11/01/35		100,000	73,640
7.500%, due 06/15/29		50,000	36,948
Lithia Motors, Inc.
4.625%, due 12/15/27[2]		75,000	70,875
5.250%, due 08/01/25[2]		125,000	120,938
Murphy Oil USA, Inc.
4.750%, due 09/15/29		150,000	154,455
5.625%, due 05/01/27		25,000	25,739
Penske Automotive Group, Inc.
3.750%, due 08/15/20		125,000	123,906
Pizzaexpress Financing 2 PLC
6.625%, due 08/01/21[4]	GBP	425,000	348,363
PVH Corp.
3.625%, due 07/15/24[2]	EUR	225,000	246,157
Rite Aid Corp.
6.125%, due 04/01/23[2]		223,000	201,815
7.500%, due 07/01/25[2]		27,000	26,325
Shop Direct Funding PLC
7.750%, due 11/15/22[2]	GBP	425,000	385,629
Sonic Automotive, Inc.
6.125%, due 03/15/27		275,000	236,500
Staples, Inc.
7.500%, due 04/15/26[2]		450,000	355,500
10.750%, due 04/15/27[2]		475,000	270,750
Superior Plus LP/Superior General Partner, Inc.
7.000%, due 07/15/26[2]		75,000	74,123
Yum! Brands, Inc.
3.875%, due 11/01/23		275,000	279,042

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)
Retail— (concluded)
7.750%, due 04/01/25[2]		25,000	27,253
			8,858,512

Savings & loans — 0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/17[9,11,12]		500,000	5,625
Semiconductors — 0.2%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]		100,000	102,750
Entegris, Inc.
4.625%, due 02/10/26[2]		200,000	200,500
Qorvo, Inc.
4.375%, due 10/15/29[2]		100,000	99,625
5.500%, due 07/15/26		50,000	52,500
			455,375

Software — 1.8%
ACI Worldwide, Inc.
5.750%, due 08/15/26[2]		50,000	49,750
Ascend Learning LLC
6.875%, due 08/01/25[2]		75,000	74,250
6.875%, due 08/01/25[2]		100,000	99,000
Camelot Finance SA
4.500%, due 11/01/26[2]		150,000	151,125
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]		350,000	329,000
CDK Global, Inc.
5.250%, due 05/15/29[2]		50,000	51,000
5.875%, due 06/15/26		125,000	130,938
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24[5]		75,000	69,750
Dun & Bradstreet Corp./The
10.250%, due 02/15/27[2]		425,000	462,187
Infor US, Inc.
6.500%, due 05/15/22		325,000	325,292
IQVIA, Inc.
3.250%, due 03/15/25[4]	EUR	200,000	220,367
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc.
6.000%, due 07/15/25[2]		200,000	202,000
Open Text Corp.
3.875%, due 02/15/28[2]		175,000	170,625

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds— (continued)
Software— (concluded)
5.875%, due 06/01/26[2]		325,000	341,250
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		175,000	170,222
PTC, Inc.
3.625%, due 02/15/25[2,3]		100,000	98,450
4.000%, due 02/15/28[2,3]		50,000	49,000
RP Crown Parent LLC
7.375%, due 10/15/24[2]		450,000	442,125
Solera LLC/Solera Finance, Inc.
10.500%, due 03/01/24[2]		325,000	323,375
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]		375,000	384,375
Tempo Acquisition LLC
5.750%, due 06/01/25[2,3]		75,000	76,219
Veritas US, Inc./Veritas Bermuda Ltd.
10.500%, due 02/01/24[2,5]		200,000	178,500
			4,398,800

Storage/Warehousing — 0.1%
Algeco Global Finance PLC
6.500%, due 02/15/23[4]	EUR	225,000	218,029
Telecommunications — 8.0%
Altice France Holding SA
4.000%, due 02/15/28[4]	EUR	225,000	211,430
6.000%, due 02/15/28[2]		400,000	365,000
8.000%, due 05/15/27[4]	EUR	325,000	361,338
10.500%, due 05/15/27[2]		400,000	431,040
Altice France SA
2.500%, due 01/15/25[2]	EUR	125,000	129,146
3.375%, due 01/15/28[2]	EUR	350,000	359,576
3.375%, due 01/15/28[4]	EUR	400,000	410,944
7.375%, due 05/01/26[2]		400,000	418,000
8.125%, due 02/01/27[2]		200,000	216,560
CenturyLink, Inc.
5.125%, due 12/15/26[2]		275,000	260,562
5.800%, due 03/15/22		125,000	127,992
6.750%, due 12/01/23		200,000	208,920
CommScope Technologies LLC
6.000%, due 06/15/25[2]		475,000	422,702
CommScope, Inc.
5.500%, due 03/01/24[2]		150,000	150,000

PACE High Yield Investments
Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
6.000%, due 03/01/26[2]	50,000	49,998
8.250%, due 03/01/27[2,5]	75,000	72,000
Connect Finco SARL/Connect US Finco LLC
6.750%, due 10/01/26[2]	400,000	382,000
Digicel Group One Ltd.
8.250%, due 12/30/22[2]	672,000	396,480
Digicel Group Two Ltd.
8.250%, due 09/30/22[2]	753,000	22,590
Digicel Ltd.
6.000%, due 04/15/21[2]	125,000	72,656
6.750%, due 03/01/23[4]	300,000	121,875
Embarq Corp.
7.995%, due 06/01/36	475,000	489,250
Frontier Communications Corp.
8.000%, due 04/01/27[2,10]	200,000	203,940
8.500%, due 04/01/26[2,10]	50,000	46,250
10.500%, due 09/15/22[10]	1,325,000	407,040
Hughes Satellite Systems Corp.
6.625%, due 08/01/26	300,000	321,000
Intelsat Connect Finance SA
9.500%, due 02/15/23[2]	375,000	71,250
Intelsat Jackson Holdings SA
8.500%, due 10/15/24[2]	550,000	319,000
9.750%, due 07/15/25[2]	425,000	246,500
Intelsat Luxembourg SA
7.750%, due 06/01/21	25,000	3,684
8.125%, due 06/01/23	165,000	13,200
Level 3 Financing, Inc.
5.125%, due 05/01/23	50,000	49,875
5.375%, due 08/15/22	42,000	42,088
5.625%, due 02/01/23	250,000	250,380
Millicom International Cellular SA
6.250%, due 03/25/29[2]	250,000	245,000
6.250%, due 03/25/29[4]	200,000	196,000
6.625%, due 10/15/26[4]	250,000	255,000
6.625%, due 10/15/26[2]	325,000	329,436
Nokia of America Corp.
6.450%, due 03/15/29	100,000	100,000
Nokia OYJ
3.375%, due 06/12/22	50,000	50,375
Qualitytech LP/QTS Finance Corp.
4.750%, due 11/15/25[2]	75,000	75,469

PACE High Yield Investments
Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
RCS & RDS SA
2.500%, due 02/05/25[2]	EUR	200,000	211,144
3.250%, due 02/05/28[2]	EUR	100,000	102,804
SoftBank Group Corp.
3.125%, due 09/19/25[4]	EUR	800,000	810,929
4.500%, due 04/20/25[4]	EUR	100,000	105,969
5.000%, due 04/15/28[4]	EUR	300,000	318,070
Sprint Capital Corp.
8.750%, due 03/15/32		920,000	1,292,600
Sprint Communications, Inc.
6.000%, due 11/15/22		25,000	26,440
9.250%, due 04/15/22		225,000	247,500
Sprint Corp.
7.625%, due 03/01/26		175,000	206,868
7.875%, due 09/15/23		850,000	956,080
T-Mobile USA, Inc.
4.375%, due 04/15/40[2]		25,000	28,239
4.500%, due 04/15/50[2]		25,000	29,129
6.000%, due 03/01/23		300,000	302,895
6.000%, due 04/15/24		125,000	127,450
6.375%, due 03/01/25		325,000	333,531
6.500%, due 01/15/24		75,000	76,680
Telecom Argentina SA
6.500%, due 06/15/21[4]		690,000	624,457
6.500%, due 06/15/21[2]		900,000	814,500
Telecom Italia Capital SA
6.000%, due 09/30/34		350,000	362,565
7.200%, due 07/18/36		50,000	56,115
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	750,000	1,147,338
Telecom Italia SpA
2.375%, due 10/12/27[4]	EUR	600,000	636,397
4.000%, due 04/11/24[4]	EUR	225,000	256,769
5.303%, due 05/30/24[2]		25,000	26,000
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		100,000	97,500
6.500%, due 10/15/27[2]		125,000	117,813
ViaSat, Inc.
5.625%, due 04/15/27[2]		125,000	123,125
Vodafone Group PLC
(fixed, converts to FRN on 10/03/23),
3.100%, due 01/03/79 [4,6]	EUR	500,000	539,951

PACE High Yield Investments
Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
(fixed, converts to FRN on 07/03/28),
4.200%, due 10/03/78 [4,6]	EUR	125,000	140,124
(fixed, converts to FRN on 01/04/29),
7.000%, due 04/04/79 [6]		275,000	314,585
Windstream Services LLC/Windstream Finance Corp.
10.500%, due 06/30/24[2,10]		100,000	6,000
Xplornet Communications, Inc.
9.625% Cash or 10.625% PIK,
9.625%, due 06/01/22[2,8]		149,365	150,859
Zayo Group Holdings, Inc.
6.125%, due 03/01/28[2]		225,000	212,067
			19,708,039
Textiles—0.2%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
5.375%, due 05/01/23[4]	EUR	253,000	145,556
5.375%, due 05/01/23[2]	EUR	300,000	184,514
Golden Legacy Pte Ltd.
6.875%, due 03/27/24[4]		300,000	232,773
			562,843
Toys/Games/Hobbies—0.1%
Mattel, Inc.
5.875%, due 12/15/27[2,5]		50,000	48,875
6.750%, due 12/31/25[2]		100,000	101,500
			150,375
Transportation—0.6%
Rumo Luxembourg SARL
5.875%, due 01/18/25[4]		500,000	490,500
Transnet SOC Ltd.
4.000%, due 07/26/22[4]		250,000	231,009
XPO Logistics, Inc.
6.125%, due 09/01/23[2]		150,000	151,875
6.250%, due 05/01/25[2]		150,000	151,875
6.500%, due 06/15/22[2]		369,000	370,476
			1,395,735
Trucking & leasing—0.2%
DAE Funding LLC
5.250%, due 11/15/21[2]		300,000	274,500

PACE High Yield Investments
Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
Trucking & leasing—(concluded)
Fly Leasing Ltd.
5.250%, due 10/15/24	200,000	160,000
Fortress Transportation and Infrastructure Investors LLC
6.500%, due 10/01/25[2]	175,000	143,500
6.750%, due 03/15/22[2]	50,000	45,183
		623,183
Total corporate bonds (cost—$267,911,220)		230,802,767

Loan assignments—2.8%
Auto manufacturers—0.2%
Navistar International Corp.,
2017 1st Lien Term Loan B,
1 mo. USD LIBOR + 0.720%,
4.220%, due 11/06/24[6]	218,641	196,915
Panther BF Aggregator 2 LP,
USD Term Loan B,
1 mo. USD LIBOR + 0.404%,
3.904%, due 04/30/26[6]	248,563	224,452
		421,367
Broadcast—0.4%
Allen Media LLC,
2020 Term Loan B,
3 mo. USD LIBOR + 1.731%,
7.231%, due 02/10/27[6]	250,000	225,000
Arconic Corp.,
Term Loan B,
1 mo. USD LIBOR + 0.490%,
3.240%, due 03/25/27[6]	50,000	49,500
Banijay Entertainment SAS,
USD Term Loan,
0.000%, due 03/04/25[14]	75,000	68,813
Golden Nugget LLC,
2020 Incremental Term Loan,
0.000%, due 10/04/23[14]	25,000	25,708
RegionalCare Hospital Partners Holdings, Inc.,
2018 Term Loan B,
1 mo. USD LIBOR + 0.404%,
4.154%, due 11/17/25[6]	175,000	161,340
Spectacle Gary Holdings LLC,

PACE High Yield Investments
Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Broadcast—(concluded)
Delayed Draw Term Loan,
0.000%, due 12/23/25[14]	16,892	14,358
Term Loan B,
3 mo. USD LIBOR + 2.000%,
11.000%, due 12/23/25 [6]	233,108	198,142
Vertiv Group Corp.,
Term Loan B,
1 mo. USD LIBOR + 0.993%,
3.993%, due 03/02/27[6]	375,000	351,562
		1,094,423
Chemicals—0.1%
Consolidated Energy Finance SA,
Term Loan B,
3 mo. USD LIBOR + 0.794%,
3.294%, due 05/07/25[6]	221,063	181,271

Commercial services—0.1%
National Intergovernmental Purchasing Alliance Co.,
1st Lien Term Loan,
3 mo. USD LIBOR + 1.450%,
5.200%, due 05/23/25[6]	98,252	87,608
USS Ultimate Holdings, Inc.,
1st Lien Term Loan,
6 mo. USD LIBOR + 1.921%,
5.671%, due 08/25/24[6]	170,809	140,740
		228,348
Computer software & services—0.0%†
SS&C Technologies Holdings Europe SARL,
2018 Term Loan B4,
1 mo. USD LIBOR + 0.404%,
2.154%, due 04/16/25[6]	26,900	25,827
SS&C Technologies, Inc.,
2018 Term Loan B3,
1 mo. USD LIBOR + 0.404%,
2.154%, due 04/16/25[6]	37,697	36,193
		62,020
Containers & packaging—0.1%
Flex Acquisition Co., Inc.,
1st Lien Term Loan,
3 mo. USD LIBOR + 1.433%,
4.433%, due 12/29/23[6]	286,564	267,221

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Electric-generation—0.0%†
Vistra Operations Company LLC,
1st Lien Term Loan B3,
1 mo. USD LIBOR + 0.751%,
2.501%, due 12/31/25[6]	116,259	112,421

Engineering & construction—0.0%†
MRO Holdings, Inc.,
2019 Term Loan B,
3 mo. USD LIBOR + 1.450%,
6.450%, due 06/04/26[6]	148,875	104,212

Entertainment—0.2%
Caesars Entertainment Operating Co.,
Exit Term Loan,
1 mo. USD LIBOR + 0.404%,
2.404%, due 10/07/24[6]	222,979	214,758
Gateway Casinos & Entertainment Ltd.,
2018 Term Loan B,
3 mo. USD LIBOR + 1.450%,
4.450%, due 03/13/25[6]	196,500	122,812
Lions Gate Capital Holdings LLC,
2018 Term Loan B,
1 mo. USD LIBOR + 0.404%,
2.654%, due 03/24/25[6]	76,760	70,860
		408,430
Financial services—0.1%
Air Methods Corp.,
2017 Term Loan B,
3 mo. USD LIBOR + 1.450%,
4.950%, due 04/22/24[6]	119,884	89,104
UFC Holdings LLC,
2019 Term Loan,
1 mo. USD LIBOR + 1.000%,
4.250%, due 04/29/26[6]	99,102	92,412
		181,516
Gaming—0.1%
Boyd Gaming Corp.,
Term Loan B3,
1 week USD LIBOR + 0.137%,
2.387%, due 09/15/23[6]	201,443	186,461

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Health care providers & services—0.0%†
MPH Acquisition Holdings LLC,
2016 Term Loan B,
3 mo. USD LIBOR + 1.450%,
4.200%, due 06/07/23[6]	69,606	63,908

Hotels, restaurants & leisure—0.2%
LTF Merger Sub, Inc.,
2017 Term Loan B,
3 mo. USD LIBOR + 1.613%,
4.363%, due 06/10/22[6]	674,892	568,388

Insurance—0.2%
Asurion LLC,
2017 Term Loan B4,
1 mo. USD LIBOR + 1.000%,
4.000%, due 08/04/22[6]	448,631	431,134
Hub International Ltd.,
2018 Term Loan B,
3 mo. USD LIBOR + 1.270%,
4.020%, due 04/25/25[6]	73,688	68,881
		500,015
Lodging—0.2%
Golden Nugget, Inc.,
2017 Incremental Term Loan B,
3 mo. USD LIBOR + 1.195%,
3.695%, due 10/04/23[6]	163,083	130,121
Hilton Worldwide Finance LLC,
2019 Term Loan B2,
1 mo. USD LIBOR + 0.487%,
2.237%, due 06/22/26[6]	275,000	260,334
RHP Hotel Properties LP,
2017 Term Loan B,
1 mo. USD LIBOR + 0.410%,
2.410%, due 05/11/24[6]	134,167	124,985
		515,440
Media—0.3%
Altice France SA,
2018 Term Loan B13,
1 mo. USD LIBOR + 4.000%,
4.814%, due 08/14/26[6]	417,567	386,546

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Media—(concluded)
Diamond Sports Group LLC,
Term Loan,
1 mo. USD LIBOR + 0.570%,
3.820%, due 08/24/26[6]	99,500	80,740
NASCAR Holdings, Inc,
Term Loan B,
1 mo. USD LIBOR + 0.625%,
3.375%, due 10/19/26[6]	141,543	130,801
Nexstar Broadcasting, Inc.,
2019 Term Loan B4,
1 mo. USD LIBOR + 0.985%,
3.735%, due 09/18/26[6]	120,078	112,423
Sinclair Television Group, Inc.,
Term Loan B2B,
3 mo. USD LIBOR + 2.500%,
3.320%, due 09/30/26[6]	74,625	69,028
		779,538
Media-publishing—0.1%
Cengage Learning, Inc.,
2016 Term Loan B,
6 mo. USD LIBOR + 1.000%,
5.250%, due 06/07/23[6]	223,260	169,678

Metals & mining—0.1%
Big River Steel LLC,
Term Loan B,
3 mo. USD LIBOR + 1.450%,
6.450%, due 08/23/23[6]	72,942	63,094
Neenah Foundry Co.,
2017 Term Loan,
2 mo. USD LIBOR + 1.256%,
7.756%, due 12/13/22[6]	124,528	105,849
		168,943
Oil & gas—0.2%
California Resources Corp.,
2017 1st Lien Term Loan,
3 mo. USD LIBOR + 1.613%,
6.363%, due 12/31/22 [6]	550,000	120,692
Second Out Term Loan,
3 mo. USD LIBOR + 1.613%,
11.988%, due 12/31/21 [6]	75,000	2,672

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Oil & gas—(concluded)
Citgo Holding, Inc.,
2019 Term Loan B,
3 mo. USD LIBOR + 1.000%,
8.000%, due 08/01/23[6]	174,125	143,653
Keane Group Holdings LLC,
2018 1st Lien Term Loan,
1 mo. USD LIBOR + 0.438%,
3.938%, due 05/25/25[6]	23,688	15,397
Parker Drilling Co.,
2nd Lien PIK Term Loan,
3 mo. USD LIBOR + 11.000%,
6.500%, due 03/26/24[6]	26,278	25,490
Prairie ECI Acquiror LP,
Term Loan B,
3 mo. USD LIBOR + 1.450%,
6.200%, due 03/11/26[6]	94,842	68,227
		376,131
Retail-restaurants—0.1%
1011778 B.C. Unlimited Liability Co.,
Term Loan B4,
1 mo. USD LIBOR + 0.404%,
2.154%, due 11/19/26[6]	134,046	125,374

Software—0.0%†
Dun & Bradstreet Corp./The,
Term Loan,
1 mo. USD LIBOR + 0.487%,
4.487%, due 02/06/26[6]	75,000	69,938

Support-services—0.0%†
Kar Auction Services, Inc.,
2019 Term Loan B6,
1 mo. USD LIBOR + 0.625%,
2.875%, due 09/19/26[6]	74,625	67,536

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(concluded)
Telephone-integrated—0.1%
IQVIA, Inc.,
2018 USD Term Loan B3,
3 mo. USD LIBOR + 1.945%,
3.695%, due 06/11/25[6]	172,239	164,445
Total loan assignments (cost—$8,168,605)		6,817,024

Non-U.S. government agency obligations—1.3%
Ecuador Government International Bond
9.500%, due 03/27/30[2]	250,000	72,500
Egypt Government International Bond
6.125%, due 01/31/22[4]	350,000	348,110
7.903%, due 02/21/48[4]	250,000	215,391
Province of Santa Fe
7.000%, due 03/23/23[4]	150,000	61,500
Russian Foreign Bond
4.875%, due 09/16/23[4]	1,200,000	1,308,375
Turkiye Ihracat Kredi Bankasi AS
5.375%, due 10/24/23[2]	200,000	190,375
5.375%, due 10/24/23[4]	200,000	190,375
5.375%, due 10/24/23[4]	750,000	713,906
Total Non-U.S. government agency obligations (cost—$3,360,488)		3,100,532

	Number of shares
Common stocks—0.1%
Chemicals—0.1%
Hexion Holdings Corp., Class B*	17,052	120,217

Energy equipment & services—0.0%†
Parker Drilling Co.*	1,452	10,745
Weatherford International PLC *	2,724	12,258
		23,003
Metals & mining—0.0%†
Aleris International[9,11,12]	795	13,912

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Metals & mining—(concluded)
Elah Holdings, Inc.*	5	260
		14,172
Oil, gas & consumable fuels—0.0%†
Chaparral Energy, Inc., Class A*,5,9	3,605	1,765

Software—0.0%†
Avaya Holdings Corp.*,5	5,969	59,332

Specialty retail—0.0%†
Rue21, Inc.[9,11,12]	16	160

Total common stocks (cost—$1,098,163)		218,649

Preferred stocks—0.0%†
Media—0.0%†
MYT Holding Co.[2] (cost—$19,578)	21,052	12,631

	Number of warrants
Warrants—0.0%†
Oil & Gas—0.0%†
SandRidge Energy, Inc. strike price $42.03, expires 10/04/22*		1,172	518
SandRidge Energy, Inc. strike price $41.34, expires 10/04/22*		2,784	15
iHeartMedia, Inc. expires 05/01/39*,9		1,347	8,251
Total Oil & Gas			8,784

Oil, gas & consumable fuels—0.0%†
Jones Energy II, Inc. expires 05/17/24*,11,12		912	9
Total oil, gas & consumable fuels			9

Paper & forest products—0.0%†
Appvion Holding Corp. expires 06/13/23	USD	1.268	238
Total warrants (cost—$24,700)			9,031

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—2.7%
Money market funds—2.7%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$6,657,024)	6,657,024	6,657,024

Total investments (cost—$287,239,778)[15]—100.6%		247,617,658
Liabilities in excess of other assets—(0.6)%		(1,357,597)
Net assets—100.0%		$246,260,061

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
SSC	EUR	37,231,584	USD	40,990,485	05/05/20	190,269
SSC	EUR	762,817	USD	832,566	05/05/20	(3,367)
SSC	EUR	38,182,376	USD	41,880,912	06/04/20	14,780
SSC	GBP	3,809,093	USD	4,751,535	05/05/20	(46,028)
SSC	GBP	3,920,334	USD	4,940,923	06/04/20	2,675
SSC	USD	762,000	EUR	704,528	05/05/20	10,057
SSC	USD	183,000	EUR	167,467	05/05/20	518
SSC	USD	276,000	EUR	253,590	05/05/20	1,897
SSC	USD	148,000	EUR	136,987	05/05/20	2,117
Net unrealized appreciation (depreciation)						172,918

PACE High Yield Investments

Schedule of investments – April 30, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio's  investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	230,790,642	12,125	230,802,767
Loan assignments	—	6,817,024	—	6,817,024
Non-U.S. government agency obligations	—	3,100,532	—	3,100,532
Common stocks	204,577	13,912	160	218,649
Preferred stocks	12,631	—	—	12,631
Warrants	8,793	—	238	9,031
Investment of cash collateral from securities loaned	—	6,657,024	—	6,657,024
Forward foreign currency contracts	—	222,313	—	222,313
Total	226,001	247,601,447	12,523	247,839,971

Liabilities
Forward foreign currency contracts	—	(49,395)	—	(49,395)

At April 30, 2020, securities were transferred from Level 3 to Level 1 as the valuation is based on unadjusted quoted prices in active markets for identical investments.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes
†	Amount represents less than 0.05%
*	Non-income producing security.
1	In US dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $104,496,353, represented 42.5% of the Fund's net assets at period end.
3	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Security, or portion thereof, was on loan at the period end.
6	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
7	Perpetual investment. Date shown reflects the next call date.
8	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
9	This security is considered restricted. At period end, the value of restricted security was $882,507, represented 0.3% of the Fund's net assets. The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 04/30/20	Value as a percentage of net assets
Aleris International	7/30/10	$13,981	0.0%	$13,913	0.0%
Appvion, Inc., 9.000%, due 06/01/20	3/9/16-10/17/16	504,542	0.2	6,500	0.0
Appvion Holding Corp.	8/23/18	—	—	238	0.0
Chaparral Energy, Inc.	6/7/16	278,414	0.1	1,765	0.0
Cloud Peak Energy 3.000%, due 03/15/24	7/30/15-12/17/19	179,344	0.1	5,500	0.0
Cloud Peak Energy 12.000%, due 11/21/21	12/17/19	—	—	—	—
IHeartMedia Inc. expires 05/01/39	7/31/19	22,593	0.1	8,250	0.0
Rue21 Inc.	12/26/18	992	0.0	160	0.0
Sandridge Energy, Inc., 7.500%, due 03/15/21	10/04/16	—	—	—	—
Washington Mutual, Inc., 0.000%, due 09/21/17	9/21/17	—	—	5,625	0.0

10	Bond interest in default.
11	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
12	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
13	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
14	Position is unsettled. Contract rate was not determined at April 30, 2020 and does not take effect until settlement.
15	Includes $7,089,251 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $6,657,024 and non-cash collateral of $582,782.

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—112.6%
Aerospace & defense—1.2%
Curtiss-Wright Corp.	16,030	1,661,509
Hexcel Corp.	27,260	942,923
Huntington Ingalls Industries, Inc.	10,677	2,043,685
Northrop Grumman Corp.	5,794	1,915,902
Raytheon Technologies Corp.	44,417	2,878,666
		9,442,685
Air freight & logistics—1.1%
United Parcel Service, Inc., Class B	94,777	8,971,591

Airlines—0.0%†
United Airlines Holdings, Inc.*	10,720	317,098

Auto components—1.1%
Aptiv PLC	5,110	355,401
Gentex Corp.	37,913	919,011
Lear Corp.	77,443	7,562,309
Magna International, Inc.	6,204	242,142
		9,078,863
Automobiles—0.6%
Ford Motor Co.	958,472	4,878,623

Banks—10.8%
Bank of America Corp.[1]	687,901	16,544,019
BankUnited, Inc.	15,170	300,518
Citigroup, Inc.[1]	206,165	10,011,372
Fifth Third Bancorp	53,123	992,869
First Hawaiian, Inc.	45,950	808,260
First Horizon National Corp.[1]	96,374	875,076
Huntington Bancshares, Inc.	143,803	1,328,740
JPMorgan Chase & Co.[1]	161,665	15,481,040
KeyCorp	102,113	1,189,616
Pinnacle Financial Partners, Inc.	10,980	441,945
PNC Financial Services Group, Inc./The	59,015	6,295,130
Popular, Inc.	30,220	1,166,190
Prosperity Bancshares, Inc.[2]	9,830	589,112
Truist Financial Corp.	306,432	11,436,042
Umpqua Holdings Corp.	42,350	530,434
US Bancorp[1]	219,362	8,006,713
Wells Fargo & Co.[1]	370,998	10,777,492

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Western Alliance Bancorp	28,970	1,039,444
		87,814,012
Beverages—1.5%
Coca-Cola Co./The	36,130	1,658,006
Coca-Cola European Partners PLC	35,203	1,395,447
Keurig Dr Pepper, Inc.[1]	59,430	1,572,518
PepsiCo, Inc.	53,708	7,105,031
		11,731,002
Biotechnology—2.3%
AbbVie, Inc.	76,320	6,273,504
Alkermes PLC *	16,500	226,215
Amgen, Inc.	37,927	9,072,897
Biogen, Inc.*	4,350	1,291,210
Gilead Sciences, Inc.	7,940	666,960
Regeneron Pharmaceuticals, Inc.*	1,910	1,004,431
		18,535,217
Building products—0.5%
Carrier Global Corp.*	67,553	1,196,364
Johnson Controls International PLC[1]	15,240	443,636
Owens Corning	56,178	2,435,878
		4,075,878
Capital markets—3.4%
Bank of New York Mellon Corp./The	11,800	442,972
BlackRock, Inc.	4,990	2,505,180
Cboe Global Markets, Inc.	3,860	383,607
Charles Schwab Corp./The	36,862	1,390,435
CME Group, Inc.	2,420	431,268
Eaton Vance Corp.[1]	36,840	1,352,028
Goldman Sachs Group, Inc./The	45,224	8,294,986
KKR & Co., Inc., Class A	67,060	1,690,583
Lazard Ltd., Class A	76,437	2,102,017
Morgan Stanley	153,933	6,069,578
State Street Corp.	27,331	1,722,946

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
T. Rowe Price Group, Inc.	7,880	911,164
		27,296,764
Chemicals—3.6%
Air Products and Chemicals, Inc.[1]	4,059	915,629
Celanese Corp.	5,186	430,801
CF Industries Holdings, Inc.	12,260	337,150
Corteva, Inc.*	86,621	2,268,604
Dow, Inc.*	135,965	4,988,556
DuPont de Nemours, Inc.	108,607	5,106,701
FMC Corp.	19,658	1,806,570
Linde PLC[1]	7,030	1,293,450
LyondellBasell Industries N.V., Class A	84,025	4,869,249
PPG Industries, Inc.	4,326	392,931
RPM International, Inc.	29,752	1,975,830
Sensient Technologies Corp.	66,631	3,184,295
Valvoline, Inc.	86,163	1,481,142
		29,050,908
Commercial services & supplies—0.2%
Clean Harbors, Inc.*	13,451	718,687
Republic Services, Inc.	12,210	956,531
		1,675,218
Communications equipment—1.5%
Ciena Corp.*	18,880	873,200
Cisco Systems, Inc.	255,427	10,824,996
Motorola Solutions, Inc.	4,560	655,774
		12,353,970
Construction & engineering—0.3%
AECOM*	15,240	552,602
MasTec, Inc.*	21,375	767,363
Quanta Services, Inc.	34,290	1,246,784
		2,566,749
Construction materials—0.5%
CRH PLC, ADR	80,497	2,424,570
Martin Marietta Materials, Inc.	5,050	960,661

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction materials—(concluded)
Vulcan Materials Co.	3,530	398,784
		3,784,015
Consumer finance—1.1%
Ally Financial, Inc.	10,660	174,718
Capital One Financial Corp.	101,561	6,577,090
OneMain Holdings, Inc.	21,630	523,662
Synchrony Financial[1]	75,419	1,492,542
		8,768,012
Containers & packaging—0.3%
Amcor PLC*	63,470	569,326
Sealed Air Corp.	19,820	566,654
Sonoco Products Co.[2]	21,647	1,057,239
WestRock Co.	17,791	572,692
		2,765,911
Distributors—0.4%
Genuine Parts Co.	41,495	3,289,724

Diversified consumer services—0.1%
Grand Canyon Education, Inc.*,1	3,590	308,812
H&R Block, Inc.[2]	47,380	788,877
		1,097,689
Diversified financial services—3.1%
Berkshire Hathaway, Inc., Class B*,1	85,045	15,934,031
Equitable Holdings, Inc.	285,283	5,226,385
Voya Financial, Inc.	91,954	4,153,562
		25,313,978
Diversified telecommunication services—3.1%
AT&T, Inc.[1]	115,187	3,509,748
CenturyLink, Inc.	27,104	287,844
Verizon Communications, Inc.[1]	367,715	21,125,227
		24,922,819
Electric utilities—1.4%
Duke Energy Corp.	6,810	576,535
Edison International[1]	96,741	5,679,664

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—(concluded)
FirstEnergy Corp.	16,850	695,399
IDACORP, Inc.	13,390	1,228,934
NextEra Energy, Inc.	4,830	1,116,309
NRG Energy, Inc.[1]	32,620	1,093,749
Southern Co./The	13,331	756,268
		11,146,858
Electrical equipment—0.9%
AMETEK, Inc.	34,331	2,879,341
Eaton Corp. PLC	45,883	3,831,230
nVent Electric PLC	50,500	941,825
		7,652,396
Electronic equipment, instruments & components—1.5%
Arrow Electronics, Inc.*	9,739	612,778
Corning, Inc.	366,362	8,063,628
Dolby Laboratories, Inc., Class A1	14,630	878,239
Jabil, Inc.	30,258	860,537
SYNNEX Corp.	15,377	1,346,410
		11,761,592
Energy equipment & services—2.0%
Baker Hughes Co.	342,239	4,774,234
Halliburton Co.	559,170	5,871,285
National Oilwell Varco, Inc.	413,550	5,227,272
Schlumberger Ltd.	30,610	514,860
		16,387,651
Entertainment—0.2%
Activision Blizzard, Inc.	2,226	141,863
Electronic Arts, Inc.*	8,101	925,620
Live Nation Entertainment, Inc.*	9,850	441,969
Walt Disney Co./The	3,990	431,519
		1,940,971
Equity real estate investment trusts—2.4%
Apple Hospitality REIT, Inc.	37,370	361,742
Brandywine Realty Trust	21,630	241,391
Columbia Property Trust, Inc.	36,160	516,726
Essex Property Trust, Inc.	3,523	859,964

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Gaming and Leisure Properties, Inc.	11,500	324,760
Highwoods Properties, Inc.	34,580	1,342,050
Iron Mountain, Inc.[2]	265,184	6,412,149
Kimco Realty Corp.	51,260	559,247
Life Storage, Inc.	13,310	1,165,823
Paramount Group, Inc.	66,190	638,733
Piedmont Office Realty Trust, Inc., Class A	52,147	904,750
Prologis, Inc.	8,620	769,163
Public Storage	2,760	511,842
Ventas, Inc.	149,728	4,843,701
		19,452,041
Food & staples retailing—1.0%
Kroger Co./The	44,456	1,405,254
Sprouts Farmers Market, Inc.*	19,950	414,561
Walgreens Boots Alliance, Inc.	68,711	2,974,499
Walmart, Inc.[1]	26,622	3,235,904
		8,030,218
Food products—0.2%
ConAgra Foods, Inc.	9,390	314,002
Flowers Foods, Inc.	16,770	373,636
Mondelez International, Inc., Class A	12,866	661,827
Nomad Foods Ltd.*	18,107	373,185
Pilgrim’s Pride Corp.*	11,410	251,020
		1,973,670
Health care equipment & supplies—2.0%
Abbott Laboratories[1]	32,384	2,982,243
Dentsply Sirona, Inc.	11,130	472,357
Medtronic PLC[1]	91,780	8,960,481
Steris PLC	6,550	933,375
West Pharmaceutical Services, Inc.	4,845	916,965
Zimmer Holdings, Inc.	15,491	1,854,273
		16,119,694
Health care providers & services—4.6%
AmerisourceBergen Corp.	28,919	2,592,878
Anthem, Inc.	25,407	7,132,507
Cardinal Health, Inc.	56,126	2,777,114
Cigna Corp.*,1	39,951	7,821,607

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
CVS Health Corp.[1]	29,220	1,798,491
HCA Healthcare, Inc.	6,790	746,085
McKesson Corp.	50,858	7,183,693
Premier, Inc., Class A*	12,200	404,552
Quest Diagnostics, Inc.	31,511	3,469,676
UnitedHealth Group, Inc.	12,204	3,569,304
		37,495,907
Health care technology—0.1%
Change Healthcare, Inc.*	59,519	692,801

Hotels, restaurants & leisure—0.6%
Carnival Corp.[2]	29,503	469,098
Darden Restaurants, Inc.	2,945	217,311
McDonald’s Corp.[1]	6,880	1,290,413
Royal Caribbean Cruises Ltd.[2]	8,026	375,376
Wyndham Destinations, Inc.	538	13,757
Wyndham Hotels & Resorts, Inc.	14,898	561,803
Yum China Holdings, Inc.	13,350	646,941
Yum! Brands, Inc.	10,230	884,179
		4,458,878
Household durables—1.8%
Garmin Ltd.	21,570	1,750,621
Lennar Corp., Class A	21,189	1,060,933
Mohawk Industries, Inc.*	65,621	5,756,274
Newell Brands, Inc.	370,212	5,138,543
PulteGroup, Inc.	31,060	878,066
		14,584,437
Household products—2.7%
Colgate-Palmolive Co.	28,530	2,004,803
Kimberly-Clark Corp.	105,109	14,555,494
Procter & Gamble Co./The[1]	47,359	5,582,206
		22,142,503
Independent power and renewable electricity producers—2.0%
AES Corp.	595,880	7,895,410
Atlantica Yield PLC	188,712	4,517,765

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Independent power and renewable electricity producers—(concluded)
Vistra Energy Corp.[1]	203,140	3,969,356
		16,382,531
Industrial conglomerates—2.2%
3M Co.	34,004	5,165,888
General Electric Co.	1,165,802	7,927,454
Honeywell International, Inc.[1]	22,240	3,155,856
Roper Technologies, Inc.[1]	3,780	1,289,093
		17,538,291
Insurance—7.3%
Aflac, Inc.	46,582	1,734,714
American Financial Group, Inc.	4,574	302,982
American International Group, Inc.	406,536	10,338,210
Arthur J. Gallagher & Co.	5,160	405,060
Assured Guaranty Ltd.	21,955	652,722
Axis Capital Holdings Ltd.	183,139	6,702,887
Brighthouse Financial, Inc.*	11,450	294,380
Brown & Brown, Inc.	41,500	1,490,265
Chubb Ltd.[1]	61,690	6,663,137
Cincinnati Financial Corp.	19,690	1,295,602
CNA Financial Corp.	79,371	2,506,536
Everest Re Group Ltd.	12,143	2,102,318
Fidelity National Financial, Inc.	212,393	5,745,231
First American Financial Corp.	34,530	1,592,524
Hanover Insurance Group, Inc./The	6,332	635,606
Hartford Financial Services Group, Inc./The	7,530	286,065
Kemper Corp.	14,011	941,819
Markel Corp.*	1,360	1,177,542
Marsh & McLennan Cos., Inc.	14,083	1,370,698
MetLife, Inc.	158,517	5,719,293
Primerica, Inc.	3,890	404,210
Progressive Corp./The	48,219	3,727,329
Reinsurance Group of America, Inc.	16,957	1,775,059
Travelers Cos., Inc./The	9,364	947,730
W.R. Berkley Corp.	5,110	275,940
		59,087,859
Interactive media & services—0.8%
Alphabet, Inc., Class A*,1	2,918	3,929,671
Facebook, Inc., Class A*	7,810	1,598,785

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Interactive media & services—(concluded)
Yelp, Inc.*	41,064	917,780
		6,446,236
Internet & direct marketing retail—0.1%
Booking Holdings, Inc.*	150	222,086
eBay, Inc.	19,903	792,736
		1,014,822
IT services—1.6%
Akamai Technologies, Inc.*	8,020	783,634
Cognizant Technology Solutions Corp., Class A	98,299	5,703,308
CSG Systems International, Inc.	35,292	1,714,485
Fidelity National Information Services, Inc.[1]	2,550	336,320
International Business Machines Corp.[1]	6,110	767,172
Science Applications International Corp.	28,852	2,356,054
VeriSign, Inc.*	6,705	1,404,630
		13,065,603
Life sciences tools & services—0.4%
Avantor, Inc.*	36,633	615,801
Bruker Corp.	18,580	730,565
IQVIA Holdings, Inc.*	3,570	509,046
Thermo Fisher Scientific, Inc.[1]	3,604	1,206,187
		3,061,599
Machinery—3.3%
Caterpillar, Inc.	13,804	1,606,509
Cummins, Inc.	12,600	2,060,100
Deere & Co.	13,853	2,009,516
Dover Corp.	26,618	2,492,776
Fortive Corp.	7,600	486,400
Illinois Tool Works, Inc.	25,852	4,200,950
Ingersoll Rand, Inc.*	14,833	431,344
ITT, Inc.	19,130	1,008,534
Oshkosh Corp.	8,450	570,628
Otis Worldwide Corp.*	33,776	1,719,536
Stanley Black & Decker, Inc.	34,558	3,808,292
Timken Co./The	20,670	776,779
Westinghouse Air Brake Technologies Corp.	98,201	5,540,500

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Woodward, Inc.	3,930	238,001
		26,949,865
Media—3.9%
Charter Communications, Inc., Class A*	1,860	921,128
Comcast Corp., Class A1	386,962	14,561,380
Discovery, Inc., Class A*,2	33,380	748,380
Discovery, Inc., Class C*	49,446	1,009,193
DISH Network Corp., Class A*	25,980	649,890
Interpublic Group of Cos., Inc./The	502,793	8,537,425
Nexstar Media Group, Inc., Class A	5,031	352,371
Omnicom Group, Inc.	84,204	4,802,154
ViacomCBS, Inc., Class B	5,523	95,327
		31,677,248
Metals & mining—1.8%
Barrick Gold Corp.[1]	404,402	10,401,219
Newmont Corp.	25,320	1,506,034
Reliance Steel & Aluminum Co.	4,835	433,119
Yamana Gold, Inc.[2]	398,709	1,865,958
		14,206,330
Mortgage real estate investment trusts—0.1%
AGNC Investment Corp.	32,570	404,519
Two Harbors Investment Corp.	29,619	135,359
		539,878
Multi-utilities—1.7%
CenterPoint Energy, Inc.	19,355	329,616
Dominion Energy, Inc.	151,707	11,701,161
MDU Resources Group, Inc.	63,481	1,425,783
		13,456,560
Multiline retail—1.7%
Dollar General Corp.	1,730	303,269
Target Corp.	119,018	13,061,035
		13,364,304
Oil, gas & consumable fuels—6.8%
Canadian Natural Resources Ltd.	24,882	417,022

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Cenovus Energy, Inc. [2]	480,632	1,749,500
Chevron Corp. [1]	25,606	2,355,752
ConocoPhillips [1]	87,752	3,694,359
Enterprise Products Partners LP	363,661	6,385,887
EOG Resources, Inc.	17,870	849,004
Exxon Mobil Corp. [1,2]	74,850	3,478,280
Kinder Morgan, Inc.	562,620	8,568,703
Magellan Midstream Partners LP	118,710	4,882,542
Marathon Petroleum Corp. [1]	197,244	6,327,588
Occidental Petroleum Corp.	20,760	344,616
Pioneer Natural Resources Co.	2,865	255,873
Royal Dutch Shell PLC, Class A, ADR [2]	73,303	2,428,528
Total SA, ADR	38,291	1,345,929
Valero Energy Corp.	94,112	5,961,995
Williams Cos., Inc./The	291,415	5,644,709
		54,690,287
Personal products—1.1%
Coty, Inc., Class A	38,970	212,387
Herbalife Nutrition Ltd. *	14,630	546,430
Unilever PLC, ADR [2]	157,298	8,159,047
		8,917,864
Pharmaceuticals—6.7%
Bristol-Myers Squibb Co.	212,897	12,946,267
GlaxoSmithKline PLC, ADR [2]	73,420	3,088,779
Johnson & Johnson [1]	101,583	15,241,513
Merck & Co., Inc. [1]	61,699	4,895,199
Novartis AG, ADR	16,113	1,365,255
Pfizer, Inc. [1]	443,129	16,998,428
		54,535,441
Professional services—0.2%
Nielsen Holdings PLC	49,690	731,934
Robert Half International, Inc.	10,060	475,536
		1,207,470
Real estate investment trusts — 0.0%†
Host Hotels & Resorts, Inc.	30,460	374,963

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate management & development — 0.0%†
CBRE Group, Inc., Class A *	8,390	360,183

Road & rail—0.6%
Kansas City Southern	14,775	1,928,876
Norfolk Southern Corp.	3,190	545,809
Union Pacific Corp. [1]	16,235	2,594,191
		5,068,876
Semiconductors & semiconductor equipment—4.4%
Analog Devices, Inc.	16,110	1,765,656
Applied Materials, Inc.	47,369	2,353,292
First Solar, Inc. *	14,195	624,722
Intel Corp. [1]	83,504	5,008,570
KLA Corp.	15,444	2,534,206
Lam Research Corp.	16,861	4,304,276
Microchip Technology, Inc. [2]	11,260	987,840
Micron Technology, Inc. *,1	86,231	4,129,602
NXP Semiconductors N.V.	37,335	3,717,446
ON Semiconductor Corp. *	14,792	237,338
Qorvo, Inc. *	33,557	3,289,593
QUALCOMM, Inc.	70,190	5,521,847
Skyworks Solutions, Inc.	6,690	694,957
Teradyne, Inc.	12,690	793,633
		35,962,978
Software—1.9%
Autodesk, Inc. *	2,640	494,023
CDK Global, Inc.	16,793	659,629
Microsoft Corp.	17,398	3,117,896
Nuance Communications, Inc. *	34,020	687,204
Oracle Corp.	156,043	8,265,598
SS&C Technologies Holdings, Inc.	26,513	1,462,457
VMware, Inc., Class A *,2	8,287	1,089,906
		15,776,713
Specialty retail—2.5%
Advance Auto Parts, Inc.	3,730	450,994
AutoZone, Inc. *	7,862	8,021,756
Best Buy Co., Inc.	51,608	3,959,882
Foot Locker, Inc.	32,823	841,253
Home Depot, Inc./The [1]	22,896	5,033,228

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail— (concluded)
Williams-Sonoma, Inc. [2]	27,008	1,670,175
		19,977,288
Technology hardware, storage & peripherals—0.8%
Hewlett Packard Enterprise Co.	408,315	4,107,649
HP, Inc.	30,160	467,782
Western Digital Corp.	33,240	1,531,699
		6,107,130
Textiles, apparel & luxury goods—1.2%
Gildan Activewear, Inc.	247,445	3,449,383
PVH Corp.	84,836	4,176,476
Ralph Lauren Corp.	7,180	529,740
Skechers USA, Inc., Class A *	20,670	582,481
Tapestry, Inc.	39,294	584,695
		9,322,775
Thrifts & mortgage finance—0.1%
MGIC Investment Corp.	107,963	789,210

Tobacco—0.4%
Philip Morris International, Inc. [1]	44,504	3,319,998

Trading companies & distributors—0.9%
Fastenal Co.	149,008	5,397,070
MSC Industrial Direct Co., Inc., Class A	11,630	693,613
United Rentals, Inc. *	7,727	992,920
		7,083,603
Total common stocks (cost—$990,063,978)		911,856,248

Short-term investments—0.9%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund (cost—$7,102,900)	7,102,900	7,102,900

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—1.6%
Money market funds—1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$13,420,648)	13,420,648	13,420,648
Total investments before investments sold short (cost — $1,010,587,526)[3]— 115.1%		932,379,796

Investments sold short—(14.0)%
Common stocks—(14.0)%
Aerospace & defense—(0.0)%†
Virgin Galactic Holdings, Inc.	(19,141)	(337,264)

Air freight & logistics—(0.2)%
CH Robinson Worldwide, Inc.	(6,780)	(480,702)
FedEx Corp.	(6,715)	(851,261)
		(1,331,963)

Banks—(1.3)%
Commerce Bancshares Inc.	(12,558)	(768,424)
Community Bank System, Inc.	(19,482)	(1,217,430)
CVB Financial Corp.	(41,072)	(853,682)
First Financial Bankshares, Inc.	(32,163)	(895,740)
First Republic Bank	(11,654)	(1,215,396)
Glacier Bancorp, Inc.	(13,019)	(495,763)
People's United Financial, Inc.	(23,610)	(299,611)
Prosperity Bancshares, Inc.	(16,591)	(994,299)
Signature Bank	(3,130)	(335,473)
TCF Financial Corp.	(21,860)	(649,023)
Trustmark Corp.	(27,082)	(720,652)
United Bankshares, Inc.	(22,695)	(679,942)
Westamerica Bancorp	(16,263)	(1,024,569)
		(10,150,004)

Beverages—(0.1)%
National Beverage Corp.	(16,087)	(808,050)

Biotechnology—(0.0)%†
Agios Pharmaceuticals, Inc.	(920)	(37,849)

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Biotechnology—(concluded)
Alnylam Pharmaceuticals, Inc.	(720)	(94,824)
		(132,673)
Building products—(0.5)%
A.O. Smith Corp.	(23,979)	(1,016,230)
AAON, Inc.	(20,251)	(964,758)
Owens Corning	(16,350)	(708,936)
Trex Co., Inc.	(14,772)	(1,406,590)
		(4,096,514)
Capital markets—(0.4)%
FactSet Research Systems, Inc.	(2,219)	(610,225)
Franklin Resources, Inc.	(33,040)	(622,474)
MarketAxess Holdings, Inc.	(1,139)	(518,256)
Raymond James Financial, Inc.	(18,360)	(1,210,291)
		(2,961,246)
Chemicals—(0.7)%
Albemarle Corp.	(9,520)	(584,814)
Balchem Corp.	(10,616)	(947,372)
Ecolab, Inc.	(4,593)	(888,745)
Element Solutions, Inc.	(42,560)	(436,240)
International Flavors & Fragrances, Inc.	(11,756)	(1,540,389)
Quaker Chemical Corp.	(4,171)	(634,493)
RPM International, Inc.	(5,540)	(367,911)
		(5,399,964)
Commercial services & supplies—(0.3)%
Healthcare Services Group, Inc.	(12,887)	(328,489)
Rollins, Inc.	(21,130)	(845,200)
Stericycle, Inc.	(20,571)	(1,003,865)
		(2,177,554)
Communications equipment—(0.2)%
EchoStar Corp., Class A	(15,510)	(489,340)
Juniper Networks, Inc.	(23,960)	(517,536)

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Communications equipment—(concluded)
ViaSat, Inc.	(16,419)	(696,166)
		(1,703,042)
Construction & engineering—(0.3)%
Fluor Corp.	(28,820)	(337,194)
Jacobs Engineering Group, Inc.	(24,094)	(1,993,778)
		(2,330,972)
Consumer finance—(0.1)%
Santander Consumer USA Holdings, Inc.	(34,300)	(534,737)
Containers & packaging—(0.3)%
Ball Corp.	(11,550)	(757,564)
International Paper Co.	(12,450)	(426,412)
Packaging Corp. of America	(8,250)	(797,363)
Sonoco Products Co.	(9,853)	(481,221)
		(2,462,560)
Distributors—(0.1)%
Genuine Parts Co.	(8,500)	(673,880)
Diversified consumer services—(0.2)%
Chegg, Inc.	(22,736)	(971,964)
Service Corp. International	(15,990)	(587,473)
ServiceMaster Global Holdings, Inc.	(10,240)	(348,672)
		(1,908,109)
Diversified financial services—(0.1)%
Voya Financial, Inc.	(23,560)	(1,064,205)
Diversified telecommunication services— (0.2)%
Cogent Communications Holdings, Inc.	(6,256)	(524,441)
GCI Liberty, Inc., Class A	(14,210)	(864,394)
		(1,388,835)
Electrical equipment—(0.1)%
Sensata Technologies Holding PLC	(19,260)	(700,679)
Electronic equipment, instruments & components —(0.5)%
Arrow Electronics, Inc.	(8,040)	(505,877)

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Electronic equipment, instruments & components— (concluded)
Cognex Corp.	(13,649)	(753,971)
Corning, Inc.	(33,040)	(727,210)
FLIR Systems, Inc.	(10,950)	(475,230)
IPG Photonics Corp.	(2,070)	(267,713)
National Instruments Corp.	(27,963)	(1,074,339)
		(3,804,340)
Entertainment—(0.4)%
Cinemark Holdings, Inc.	(25,640)	(366,139)
Madison Square Garden Entertainment Corp.	(5,470)	(452,369)
Madison Square Garden Sports C	(5,370)	(919,988)
Roku, Inc.	(7,516)	(911,165)
Take-Two Interactive Software, Inc.	(4,960)	(600,408)
		(3,250,069)
Equity real estate investment trusts—(0.1)%
Sun Communities, Inc.	(4,237)	(569,453)
Food & staples retailing—(0.2)%
BJ's Wholesale Club Holdings, Inc.	(16,989)	(446,981)
Casey's General Stores, Inc.	(6,635)	(1,004,605)
Kroger Co./The	(10,740)	(339,491)
		(1,791,077)
Food products—(0.5)%
Cal-Maine Foods, Inc.	(21,870)	(907,824)
Hain Celestial Group, Inc./The	(15,630)	(403,879)
Hormel Foods Corp.	(12,690)	(594,526)
Kraft Heinz Co./The	(27,931)	(847,147)
McCormick & Co., Inc.	(5,884)	(922,847)
Post Holdings, Inc.	(5,080)	(466,598)
		(4,142,821)
Gas utilities—(0.1)%
UGI Corp.	(22,870)	(690,217)
Health care equipment & supplies—(0.2)%
ABIOMED, Inc.	(2,540)	(485,775)
Align Technology, Inc.	(2,138)	(459,349)

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Health care equipment & supplies— (concluded)
ICU Medical, Inc.	(4,020)	(881,626)
		(1,826,750)
Health care providers & services—(0.1)%
Tenet Healthcare Corp.	(40,717)	(821,669)
Hotels, restaurants & leisure—(0.5)%
Aramark	(14,020)	(382,886)
Carnival Corp.	(6,820)	(108,438)
Hilton Grand Vacations, Inc.	(21,940)	(451,964)
MGM Resorts International	(16,640)	(280,051)
Papa John's International, Inc.	(12,823)	(922,230)
Six Flags Entertainment Corp.	(21,890)	(438,019)
Vail Resorts, Inc.	(3,850)	(658,350)
Wynn Resorts Ltd.	(5,530)	(472,981)
		(3,714,919)
Household durables—(0.0)%†
Leggett & Platt, Inc.	(10,437)	(366,652)

Household products—(0.0)%†
Energizer Holdings, Inc.	(4,190)	(163,242)

Insurance—(0.9)%
Athene Holding Ltd., Class A	(15,480)	(417,960)
Cincinnati Financial Corp.	(11,110)	(731,038)
Erie Indemnity Co., Class A	(3,255)	(579,585)
Hartford Financial Services Group, Inc./The	(700)	(26,593)
Loews Corp.	(29,390)	(1,018,657)
Old Republic International Corp.	(84,250)	(1,343,788)
Prudential Financial, Inc.	(8,900)	(555,093)
Reinsurance Group of America, Inc.	(8,210)	(859,423)
RLI Corp.	(6,901)	(502,600)
Travelers Cos. Inc/The	(11,150)	(1,128,491)
		(7,163,228)
Interactive media & services—(0.1)%
Zillow Group, Inc., Class C	(22,079)	(970,593)

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Internet & direct marketing retail—(0.3)%
Expedia Group, Inc.	(5,243)	(372,148)
GrubHub, Inc.	(23,744)	(1,134,726)
Wayfair, Inc., Class A	(9,995)	(1,239,780)
		(2,746,654)
IT services—(0.6)%
Fiserv, Inc.	(5,433)	(559,925)
Gartner, Inc.	(3,026)	(359,519)
Jack Henry & Associates, Inc.	(4,161)	(680,532)
MongoDB, Inc.	(5,598)	(907,604)
Shopify, Inc., Class A	(2,220)	(1,403,684)
Western Union Co./The	(55,691)	(1,062,027)
		(4,973,291)
Leisure products—(0.1)%
Mattel, Inc.	(58,646)	(511,393)

Machinery—(0.3)%
Deere & Co.	(5,990)	(868,909)
John Bean Technologies Corp.	(6,153)	(472,181)
Trinity Industries, Inc.	(77,174)	(1,488,687)
		(2,829,777)
Marine—(0.0)%†
Kirby Corp.	(6,240)	(333,341)
Media—(0.2)%
Liberty Broadband Corp., Class C	(3,390)	(415,885)
News Corp., Class A	(50,160)	(497,086)
News Corp., Class B	(31,680)	(323,769)
		(1,236,740)
Metals & mining—(0.2)%
Compass Minerals International, Inc.	(16,071)	(790,050)
Freeport-McMoRan, Inc.	(30,950)	(273,289)

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Metals & mining—(concluded)
United States Steel Corp.	(94,650)	(726,912)
		(1,790,251)
Multi-utilities—(0.2)%
Consolidated Edison, Inc.	(6,360)	(501,168)
Public Service Enterprise Group, Inc.	(16,740)	(848,885)
		(1,350,053)
Oil, gas & consumable fuels—(1.1)%
Apache Corp.	(49,622)	(649,056)
Cabot Oil & Gas Corp.	(41,927)	(906,462)
CNX Resources Corp.	(106,528)	(1,129,197)
Concho Resources, Inc.	(12,372)	(701,740)
Delek US Holdings, Inc.	(35,197)	(821,850)
EQT Corp.	(28,961)	(422,541)
Equitrans Midstream Corp.	(38,670)	(324,055)
Exxon Mobil Corp.	(26,334)	(1,223,741)
Hess Corp.	(29,543)	(1,436,971)
Kinder Morgan, Inc.	(27,650)	(421,109)
Murphy Oil Corp.	(57,728)	(684,654)
PBF Energy, Inc., Class A	(22,940)	(261,516)
		(8,982,892)
Personal products—(0.0)%†
Nu Skin Enterprises, Inc., Class A	(13,796)	(402,981)
Pharmaceuticals—(0.3)%
Catalent, Inc.	(25,584)	(1,769,134)
Mylan N.V.	(35,720)	(599,024)
Nektar Therapeutics	(19,069)	(366,125)
		(2,734,283)
Real estate management & development—(0.1)%
Redfin Corp.	(27,181)	(574,335)
Road & rail—(0.2)%
JB Hunt Transport Services, Inc.	(8,740)	(883,789)

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)

Road & rail—(concluded)
Knight-Swift Transportation Holdings, Inc.	(16,840)	(626,111)
		(1,509,900)
Semiconductors & semiconductor equipment—(0.4)%
Cree, Inc.	(39,478)	(1,702,686)
Marvell Technology Group Ltd.	(39,610)	(1,059,171)
ON Semiconductor Corp.	(19,990)	(320,740)
		(3,082,597)
Software—(0.8)%
2U, Inc.	(11,430)	(271,463)
Blackline, Inc.	(12,702)	(771,519)
Ceridian HCM Holding, Inc.	(4,020)	(237,059)
FireEye, Inc.	(23,869)	(274,732)
Guidewire Software, Inc.	(10,797)	(980,799)
HubSpot, Inc.	(6,017)	(1,014,647)
Proofpoint, Inc.	(5,831)	(709,808)
PTC, Inc.	(6,455)	(447,009)
Workday, Inc., Class A	(3,710)	(570,969)
Zendesk, Inc.	(12,707)	(976,914)
		(6,254,919)
Specialty retail—(0.3)%
CarMax, Inc.	(14,200)	(1,045,830)
Carvana Co.	(18,954)	(1,518,405)
Dick's Sporting Goods, Inc.	(3,589)	(105,481)
		(2,669,716)
Technology hardware, storage & peripherals—(0.1)%
Dell Technologies, Class C	(9,790)	(417,935)

Thrifts & mortgage finance—(0.1)%
New York Community Bancorp, Inc.	(66,045)	(717,249)
TFS Financial Corp.	(16,140)	(220,311)
		(937,560)

Trading companies & distributors — (0.0)%†
Air Lease Corp.	(11,470)	(299,940)

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks— (concluded)
Transportation infrastructure—(0.0)%†
Macquarie Infrastructure Corp.	(12,800)	(353,152)

Total investments sold short (proceeds—$107,800,349)		(113,428,991)
Liabilities in excess of other assets—(1.1)%		(8,911,350)
Net assets—100.0%		$810,039,455

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio's  investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	911,856,248	—	—	911,856,248
Short-term investments	—	7,102,900	—	7,102,900
Investment of cash collateral from securities loaned	—	13,420,648	—	13,420,648
Total	911,856,248	20,523,548	—	932,379,796

Liabilities
Investments sold short	(113,428,991)	—	—	(113,428,991)

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non-income producing security.

1	Security, or portion thereof, pledged as collateral for investments sold short.

2	Security, or portion thereof, was on loan at the period end.

3	Includes $24,055,439 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $13,420,648 and non-cash collateral of $11,159,541.

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—95.7%
Aerospace & defense—1.3%
TransDigm Group, Inc.	38,831	14,098,759

Automobiles—1.9%
Tesla, Inc. *	26,270	20,539,988

Banks—1.8%
U.S. Bancorp	509,094	18,581,931

Beverages—0.5%
Monster Beverage Corp. *	88,492	5,469,691

Biotechnology—2.9%
Alnylam Pharmaceuticals, Inc. *	8,009	1,054,785
Amgen, Inc.	30,401	7,272,527
BioMarin Pharmaceutical, Inc. *	38,328	3,526,943
Exact Sciences Corp. *,1	56,333	4,449,180
Moderna, Inc. *,1	37,788	1,737,870
Regeneron Pharmaceuticals, Inc. *	11,533	6,064,974
Sarepta Therapeutics, Inc. *	17,505	2,063,490
Seattle Genetics, Inc. *	32,759	4,495,518
		30,665,287
Capital markets—4.4%
Blackstone Group, Inc./The, Class A	44,066	2,302,008
Charles Schwab Corp./The	267,000	10,071,240
CME Group, Inc.	51,926	9,253,733
KKR & Co., Inc., Class A	263,208	6,635,474
MarketAxess Holdings, Inc.	21,028	9,567,950
Morgan Stanley	31,784	1,253,243
MSCI, Inc.	6,717	2,196,459
S&P Global, Inc.	18,763	5,495,307
		46,775,414
Chemicals—1.0%
Air Products and Chemicals, Inc.	25,049	5,650,554
Sherwin-Williams Co./The	8,347	4,477,080
		10,127,634

Commercial services & supplies—0.6%
Waste Management, Inc.	58,362	5,837,367

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)
Communications equipment—0.4%
Arista Networks, Inc. *	18,921	4,149,375

Containers & packaging—0.9%
Ball Corp.	143,729	9,427,185

Diversified financial services—3.6%
Berkshire Hathaway, Inc., Class B *	202,135	37,872,014

Electrical equipment—0.7%
Rockwell Automation, Inc.	37,390	7,084,657

Electronic equipment, instruments & components—0.1%
Amphenol Corp., Class A	17,933	1,582,767

Entertainment—1.6%
Netflix, Inc. *	32,166	13,504,895
Take-Two Interactive Software, Inc. *	25,859	3,130,232
		16,635,127

Equity real estate investment trusts—2.2%
American Tower Corp.	77,441	18,430,958
Equinix, Inc.	7,039	4,752,733
		23,183,691
Food & staples retailing—0.2%
Costco Wholesale Corp.	5,680	1,721,040

Health care equipment & supplies—2.1%
Abbott Laboratories	8,425	775,858
ABIOMED, Inc. *	5,270	1,007,888
DexCom, Inc. *	32,582	10,921,486
Intuitive Surgical, Inc. *	19,451	9,937,127
		22,642,359
Health care providers & services—1.0%
McKesson Corp.	7,259	1,025,334
UnitedHealth Group, Inc.	31,799	9,300,253
		10,325,587
Health care technology—0.3%
Veeva Systems, Inc., Class A *	14,754	2,815,063

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)
Hotels, restaurants & leisure—1.8%
Chipotle Mexican Grill, Inc. *	10,096	8,869,841
Domino's Pizza, Inc.	9,346	3,382,598
Las Vegas Sands Corp.	39,350	1,889,587
Starbucks Corp.	60,398	4,634,338
		18,776,364

Industrial conglomerates—5.0%
Honeywell International, Inc.	148,769	21,110,321
Roper Technologies, Inc.	90,837	30,978,142
		52,088,463
Insurance—1.8%
Markel Corp. *	21,651	18,746,302

Interactive media & services—7.7%
Alphabet, Inc., Class A *	7,450	10,032,915
Alphabet, Inc., Class C *	30,481	41,108,505
Facebook, Inc., Class A *	116,483	23,845,235
Match Group, Inc. *,1	49,358	3,798,592
Snap, Inc., Class A *	125,903	2,217,152
Twitter, Inc. *	8,071	231,476
		81,233,875
Internet & direct marketing retail—7.3%
Alibaba Group Holding Ltd., ADR *	21,306	4,318,087
Amazon.com, Inc. *	24,898	61,597,652
Booking Holdings, Inc. *	3,131	4,635,665
MercadoLibre, Inc. *	9,253	5,399,218
Wayfair, Inc., Class A *,1	8,829	1,095,149
		77,045,771
IT services—6.0%
Fidelity National Information Services, Inc.	15,553	2,051,285
MasterCard, Inc., Class A	78,842	21,679,185
PayPal Holdings, Inc. *	149,490	18,387,270
Shopify, Inc., Class A *	3,690	2,333,150
Square, Inc., Class A *	15,510	1,010,321
Twilio, Inc., Class A *,1	46,357	5,205,891

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks— (continued)
IT services—(concluded)
Visa, Inc., Class A	68,265	12,200,321
		62,867,423
Life sciences tools & services—3.7%
Illumina, Inc. *	29,544	9,425,422
IQVIA Holdings, Inc. *	83,507	11,907,263
Mettler-Toledo International, Inc. *	17,571	12,650,066
Thermo Fisher Scientific, Inc.	15,210	5,090,483
		39,073,234
Media—1.0%
Charter Communications, Inc., Class A *	21,707	10,749,958

Personal products—1.3%
Estee Lauder Cos., Inc./The, Class A	10,708	1,888,891
Unilever N.V. NY Registered Shares	240,849	11,902,758
		13,791,649
Professional services—0.3%
CoStar Group, Inc. *	4,621	2,995,609

Road & rail—1.2%
Lyft, Inc., Class A *	40,365	1,325,183
Norfolk Southern Corp.	27,647	4,730,402
Uber Technologies, Inc. *	211,859	6,412,972
		12,468,557
Semiconductors & semiconductor equipment—5.0%
Advanced Micro Devices, Inc. *	190,176	9,963,320
ASML Holding N.V. NY Registered Shares	21,160	6,103,179
Lam Research Corp.	11,203	2,859,902
Microchip Technology, Inc. [1]	167,512	14,695,828
NVIDIA Corp.	34,406	10,056,185
QUALCOMM, Inc.	30,407	2,392,119
Texas Instruments, Inc.	58,940	6,841,166
		52,911,699
Software—17.7%
Adobe, Inc. *	81,240	28,729,714
Atlassian Corp. PLC, Class A *	18,520	2,879,675
Autodesk, Inc. *	38,633	7,229,393

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)
Software— (concluded)
Coupa Software, Inc. *	29,860	5,258,047
Intuit, Inc.	77,836	21,000,931
Microsoft Corp.	429,847	77,032,881
Salesforce.com, Inc. *	10,449	1,692,215
SAP SE, ADR	142,582	16,901,670
ServiceNow, Inc. *	39,779	13,983,910
SS&C Technologies Holdings, Inc.	34,711	1,914,659
Synopsys, Inc. *	40,068	6,295,484
Trade Desk, Inc./The, Class A *,1	10,627	3,109,248
		186,027,827
Specialty retail—0.8%
Home Depot, Inc./The	31,323	6,885,735
Ross Stores, Inc.	17,933	1,638,359
		8,524,094
Technology hardware, storage & peripherals—5.3%
Apple, Inc.	188,459	55,369,254

Textiles, apparel & luxury goods—2.3%
Lululemon Athletica, Inc. *	19,787	4,421,999
Nike, Inc., Class B	221,909	19,346,026
		23,768,025
Total Common stocks (cost—$764,696,905)		1,005,973,040

Short-term investments—4.2%
Investment companies—4.2%
State Street Institutional U.S. Government Money Market Fund (cost—$43,921,449)	43,921,449	43,921,449

Investment of cash collateral from securities loaned—0.4%
Money market funds—0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$3,683,533)	3,683,533	3,683,533

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

Total investments (cost—$812,301,887) [2]—100.3%	1,053,578,022
Liabilities in excess of other assets—(0.3)%	(2,707,507)
Net assets—100.0%	$1,050,870,515

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,005,973,040	—	—	1,005,973,040
Short-term investments	—	43,921,449	—	43,921,449
Investment of cash collateral from securities loaned	—	3,683,533	—	3,683,533
Total	1,005,973,040	47,604,982	—	1,053,578,022

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes
*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Includes $20,420,853 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $3,683,533 and non-cash collateral of $17,171,448.

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—96.7%
Auto components—0.3%
Adient PLC*	72,450	1,085,301

Automobiles—2.2%
Thor Industries, Inc.[1]	102,000	6,752,400

Banks—8.1%
Ameris Bancorp	61,100	1,553,773
Atlantic Capital Bancshares, Inc.*	46,313	581,228
Bank of Hawaii Corp.	62,816	4,282,795
Bank of NT Butterfield & Son Ltd./The	113,330	2,494,393
Bank OZK	53,080	1,200,670
Banner Corp.	39,650	1,523,750
Cathay General Bancorp	77,640	2,167,709
First Citizens BancShares, Inc., Class A	3,200	1,222,400
First Hawaiian, Inc.	15,033	264,430
First Horizon National Corp.	218,302	1,982,182
Glacier Bancorp, Inc.	69,700	2,654,176
Popular, Inc.	41,730	1,610,361
Sterling Bancorp	140,500	1,732,365
Webster Financial Corp.	68,400	1,932,300
		25,202,532
Beverages—1.9%
National Beverage Corp.*,1	117,317	5,892,833

Biotechnology—0.9%
Anika Therapeutics, Inc.*	83,600	2,778,028

Building products—1.2%
Lennox International, Inc.	13,275	2,478,177
Resideo Technologies, Inc.*	248,500	1,274,805
		3,752,982
Capital markets—4.6%
Artisan Partners Asset Management, Inc., Class A	64,250	1,891,520
Brightsphere Investment Group, Inc.*	25,300	187,473
MSCI, Inc.	30,150	9,859,050
Uranium Participation Corp.*	524,700	1,847,675

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
Virtus Investment Partners, Inc.	8,174	664,301
		14,450,019
Chemicals—5.0%
Axalta Coating Systems Ltd.*	185,300	3,657,822
Scotts Miracle-Gro Co./The	82,390	10,218,832
Valvoline, Inc.	105,595	1,815,178
		15,691,832
Commercial services & supplies—2.5%
IAA, Inc.*	53,060	2,048,116
KAR Auction Services, Inc.[1]	225,630	3,379,937
Stericycle, Inc.*	50,310	2,455,128
		7,883,181
Communications equipment—2.0%
Comtech Telecommunications Corp.	178,011	3,294,984
Plantronics, Inc.[1]	216,375	3,055,215
		6,350,199
Consumer finance—1.6%
Enova International, Inc.*	39,427	632,409
EZCORP, Inc., Class A*	140,995	789,572
Navient Corp.	126,050	960,501
Nelnet, Inc., Class A	6,100	293,715
SLM Corp.[1]	285,425	2,380,445
		5,056,642
Containers & packaging—0.4%
Sealed Air Corp.	46,800	1,338,012

Diversified financial services—0.5%
FGL Holdings[1]	118,700	1,232,106
Voya Financial, Inc.	5,100	230,367
		1,462,473
Electric utilities—3.3%
Entergy Corp.	14,400	1,375,344
Evergy, Inc.	33,094	1,933,682
FirstEnergy Corp.	52,700	2,174,929

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—(concluded)
IDACORP, Inc.	20,955	1,923,250
Portland General Electric Co.	60,650	2,837,814
		10,245,019
Electrical equipment—0.7%
EnerSys	36,750	2,145,832

Electronic equipment, instruments & components—3.7%
CDW Corp.	55,350	6,132,780
Zebra Technologies Corp., Class A*	23,400	5,374,044
		11,506,824
Entertainment—0.6%
Cinemark Holdings, Inc.	125,300	1,789,284

Equity real estate investment trusts—7.3%
American Campus Communities, Inc.	58,700	2,071,523
CatchMark Timber Trust, Inc., Class A	65,309	513,329
Granite Real Estate Investment Trust	50,600	2,307,360
Lamar Advertising Co., Class A	99,650	5,744,823
MGM Growth Properties LLC, Class A	209,063	5,262,116
Office Properties Income Trust	45,275	1,240,535
Outfront Media, Inc.	119,310	1,871,974
Physicians Realty Trust	176,770	2,725,793
QTS Realty Trust, Inc., Class A	18,714	1,170,186
		22,907,639
Food & staples retailing—0.6%
US Foods Holding Corp.*	90,450	1,944,675

Food products—2.4%
Campbell Soup Co.	24,600	1,229,508
Conagra Brands, Inc.	17,600	588,544
Lamb Weston Holdings, Inc.	12,900	791,544
Post Holdings, Inc.*	15,790	1,450,312
TreeHouse Foods, Inc.*	58,970	3,050,518
Tyson Foods, Inc., Class A	8,800	547,272
		7,657,698
Health care equipment & supplies—1.7%
CONMED Corp.	7,800	576,498

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Envista Holdings Corp.*	89,500	1,742,565
Hill-Rom Holdings, Inc.	4,300	483,707
Integra LifeSciences Holdings Corp.*	50,360	2,570,878
		5,373,648
Health care providers & services—2.0%
Acadia Healthcare Co., Inc.*	111,440	2,675,674
Hanger, Inc.*	163,950	3,010,122
Tenet Healthcare Corp.*	24,300	490,374
		6,176,170
Hotels, restaurants & leisure—3.4%
Cheesecake Factory, Inc./The[1]	178,200	3,972,078
Dave & Buster's Entertainment, Inc.[1]	156,830	2,295,991
Dunkin' Brands Group, Inc.	23,800	1,495,592
El Pollo Loco Holdings, Inc.*,1	128,569	1,572,399
Wyndham Hotels & Resorts, Inc.	34,900	1,316,079
		10,652,139
Household durables—0.2%
Lennar Corp., Class B	13,608	519,145

Household products—1.1%
WD-40 Co.	19,100	3,328,748

Insurance—3.4%
Argo Group International Holdings Ltd.	45,580	1,611,709
Assured Guaranty Ltd.	47,710	1,418,418
CNO Financial Group, Inc.	98,537	1,385,430
W.R. Berkley Corp.	114,175	6,165,450
		10,581,007
Internet & direct marketing retail—0.4%
Despegar.com Corp.*,1	187,170	1,291,473

IT services—6.4%
Broadridge Financial Solutions, Inc.	51,350	5,956,600
DXC Technology Co.	95,350	1,728,696
Jack Henry & Associates, Inc.	33,850	5,536,167
KBR, Inc.	201,500	4,082,390
Sabre Corp.	259,850	1,889,109

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Science Applications International Corp.	9,600	783,936
		19,976,898
Life sciences tools & services—0.9%
Syneos Health, Inc.*	50,440	2,814,048

Machinery—6.4%
Altra Industrial Motion Corp.	68,145	1,901,927
EnPro Industries, Inc.	32,740	1,484,759
Gates Industrial Corp. PLC*,1	194,660	1,672,129
Graco, Inc.	96,900	4,327,554
Lincoln Electric Holdings, Inc.	12,006	966,603
RBC Bearings, Inc.*	37,676	4,772,796
Toro Co./The	47,500	3,030,975
Watts Water Technologies, Inc., Class A	23,100	1,903,440
		20,060,183
Media—0.4%
Liberty Latin America Ltd., Class A*	97,350	1,041,645
ViacomCBS, Inc., Class B	12,000	207,120
		1,248,765
Metals & mining—0.5%
Allegheny Technologies, Inc.*	189,650	1,424,272
Carpenter Technology Corp.	2,600	57,642
Kaiser Aluminum Corp.	1,500	108,345
		1,590,259
Mortgage real estate investment trust—0.4%
Redwood Trust, Inc.	275,400	1,129,140

Oil, gas & consumable fuels—4.5%
Diamondback Energy, Inc.	54,550	2,375,107
Euronav N.V.*	152,400	1,629,156
Golar LNG Ltd.	249,543	1,769,260
Golar LNG Partners LP	618,766	1,800,609
Hoegh LNG Partners LP	78,596	899,138
Noble Energy, Inc.	174,521	1,712,051
Parsley Energy, Inc., Class A	208,670	1,971,932
Teekay Tankers Ltd., Class A*	19,345	392,897

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
WPX Energy, Inc.*	224,000	1,373,120
		13,923,270
Personal products—1.0%
elf Beauty, Inc.*	245,640	3,210,515

Professional services—2.0%
TransUnion	81,300	6,405,627

Road & rail—1.4%
Landstar System, Inc.	43,200	4,462,992

Semiconductors & semiconductor equipment—1.5%
Teradyne, Inc.	74,200	4,640,468

Software—4.0%
American Software, Inc., Class A	298,880	4,925,542
CDK Global, Inc.	95,000	3,731,600
New Relic, Inc.*	33,050	1,774,455
SailPoint Technologies Holding, Inc.*	108,950	2,025,380
		12,456,977
Specialty retail—0.4%
Michaels Cos., Inc./The*,1	370,760	1,127,110
Rent-A-Center, Inc.	12,000	238,860
		1,365,970
Technology hardware, storage & peripherals—1.0%
Diebold Nixdorf, Inc.*,1	548,170	2,702,478
Hewlett Packard Enterprise Co.	39,100	393,346
		3,095,824
Textiles, apparel & luxury goods—1.5%
Capri Holdings Ltd.*	149,700	2,282,925
Samsonite International SA, ADR	595,055	2,433,775
		4,716,700
Thrifts & mortgage finance—0.5%
Essent Group Ltd.	51,490	1,406,707

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—1.9%
Air Lease Corp.	52,790	1,380,458
Beacon Roofing Supply, Inc.*	144,680	3,182,960
MSC Industrial Direct Co., Inc., Class A	23,050	1,374,702
		5,938,120
Total Common stocks (cost—$311,930,961)		302,258,198

Short-term investments—4.3%

Investment companies—4.3%
State Street Institutional U.S. Government Money Market Fund (cost—$13,479,436)	13,479,436	13,479,436

Investment of cash collateral from securities loaned—4.3%

Money market funds—4.3%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$13,437,529)	13,437,529	13,437,529
Total investments (cost—$338,847,926)[2]—105.3%		329,175,163
Liabilities in excess of other assets—(5.3)%		(16,490,822)
Net assets—100.0%		$312,684,341

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	302,258,198	—	—	302,258,198
Short-term investments	—	13,479,436	—	13,479,436
Investment of cash collateral from securities loaned	—	13,437,529	—	13,437,529
Total	302,258,198	26,916,965	—	329,175,163

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

[1]	Security, or portion thereof, was on loan at the period end.

[2]	Includes $29,919,482 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $13,437,529 and non-cash collateral of $17,358,247.

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—98.9%
Aerospace & defense—0.7%
Astronics Corp.*	38,600	346,628
Axon Enterprise, Inc.*	7,158	520,458
Mercury Systems, Inc.*	12,374	1,103,266
Triumph Group, Inc.	67,275	473,616
		2,443,968
Air freight & logistics—0.7%
Air Transport Services Group, Inc.*	7,854	158,965
Radiant Logistics, Inc.*	17,400	74,472
XPO Logistics, Inc.*,1	34,320	2,290,517
		2,523,954
Auto components—0.9%
Dorman Products, Inc.*	16,209	1,022,464
Gentex Corp.	84,758	2,054,534
		3,076,998
Banks—0.5%
Atlantic Capital Bancshares, Inc.*	17,498	219,600
Baycom Corp.*	2,613	32,218
First Financial Corp.	7,052	250,487
Hanmi Financial Corp.	25,982	313,603
Heritage Commerce Corp.	19,799	175,815
Northeast Bank*	444	7,437
Preferred Bank	12,610	481,072
Red River Bancshares, Inc.	807	30,900
TriState Capital Holdings, Inc.*	14,559	207,029
		1,718,161
Beverages—0.9%
Boston Beer Co., Inc./The, Class A*	5,167	2,410,457
Coca-Cola Consolidated, Inc.	4,028	948,473
		3,358,930
Biotechnology—5.8%
ACADIA Pharmaceuticals, Inc.*,1	18,212	879,822
Aduro Biotech, Inc.*	46,946	129,806
Adverum Biotechnologies, Inc.*	16,100	190,785
Agenus, Inc.*	43,168	115,043
Akero Therapeutics, Inc.*	9,141	186,476

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(continued)
Aldeyra Therapeutics, Inc.*	2,922	9,204
AnaptysBio, Inc.*	4,579	71,524
Apellis Pharmaceuticals, Inc.*	8,684	297,601
Atara Biotherapeutics, Inc.*	15,522	128,677
Beyondspring, Inc.*	8,115	116,450
BioCryst Pharmaceuticals, Inc.*	106,054	414,671
Calithera Biosciences, Inc.*	13,782	84,484
Castle Biosciences, Inc.*	12,774	395,100
Catalyst Pharmaceuticals, Inc.*,1	26,100	123,714
Coherus Biosciences, Inc.*	22,120	367,192
Cytokinetics, Inc.*,1	58,889	889,813
CytomX Therapeutics, Inc.*	23,012	237,484
Eagle Pharmaceuticals, Inc.*,1	5,187	264,433
Editas Medicine, Inc.*,1	25,225	583,202
Eiger BioPharmaceuticals, Inc.*	23,341	173,657
Emergent Biosolutions, Inc.*	2,793	206,542
Enanta Pharmaceuticals, Inc.*	17,724	821,862
Esperion Therapeutics, Inc.*,1	6,500	257,400
Flexion Therapeutics, Inc.*,1	23,162	246,444
Frequency Therapeutics, Inc.*	1,859	29,577
G1 Therapeutics, Inc.*	9,136	119,956
Global Blood Therapeutics, Inc.*	8,158	624,250
GlycoMimetics, Inc.*	26,108	72,841
Gossamer Bio, Inc.*,1	19,789	257,653
Harpoon Therapeutics, Inc.*	2,060	25,956
Homology Medicines, Inc.*,1	16,935	204,405
ImmunoGen, Inc.*	47,900	195,432
Immunomedics, Inc.*	18,316	556,440
Intellia Therapeutics, Inc.*,1	27,775	374,129
Intercept Pharmaceuticals, Inc.*,1	13,034	1,067,745
Ionis Pharmaceuticals, Inc.*	29,240	1,623,697
Kiniksa Pharmaceuticals Ltd., Class A*	9,262	184,777
La Jolla Pharmaceutical Co.*,1	11,115	80,695
Lexicon Pharmaceuticals, Inc.*,1	5,291	10,000
MacroGenics, Inc.*	25,593	184,270
Magenta Therapeutics, Inc.*	6,541	53,309
Millendo Therapeutics, Inc.*	4,208	7,027
Minerva Neurosciences, Inc.*	34,918	313,214
Neurocrine Biosciences, Inc.*	15,670	1,537,854
Pfenex, Inc.*	55,112	316,894
Pieris Pharmaceuticals, Inc.*	9,434	25,000

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(concluded)
Portola Pharmaceuticals, Inc.*	56,671	401,231
Precision BioSciences, Inc.*	4,837	33,279
Protagonist Therapeutics, Inc.*	2,300	15,525
PTC Therapeutics, Inc.*	8,121	413,521
Puma Biotechnology, Inc.*,1	11,883	119,424
Radius Health, Inc.*,1	46,995	737,352
Retrophin, Inc.*	62,219	946,973
Rigel Pharmaceuticals, Inc.*	104,084	186,310
Rubius Therapeutics, Inc.*,1	39,156	236,894
Sage Therapeutics, Inc.*	8,584	334,604
Seres Therapeutics, Inc.*,1	42,514	156,452
Spectrum Pharmaceuticals, Inc.*	94,477	273,983
Spero Therapeutics, Inc.*	6,443	80,087
Stemline Therapeutics, Inc.*	34,822	182,119
Sutro Biopharma, Inc.*,1	2,707	26,664
Syndax Pharmaceuticals, Inc.*	11,052	198,936
Syros Pharmaceuticals, Inc.*	11,400	96,102
Ultragenyx Pharmaceutical, Inc.*	10,315	623,335
UNITY Biotechnology, Inc.*,1	41,467	269,121
Vericel Corp.*	12,811	185,760
Voyager Therapeutics, Inc.*	6,547	70,773
		20,644,952
Building products—1.3%
Advanced Drainage Systems, Inc.	22,391	907,731
Apogee Enterprises, Inc.	38,857	794,237
Builders FirstSource, Inc.*	71,100	1,304,685
Masonite International Corp.*	18,884	1,115,667
Trex Co., Inc.*	7,180	683,680
		4,806,000
Capital markets—1.3%
Assetmark Financial Holdings, Inc.*	23,088	553,881
Cowen, Inc., Class A	36,710	401,975
Evercore, Inc., Class A	3,900	201,240
Lazard Ltd., Class A	19,190	527,725
LPL Financial Holdings, Inc.	51,588	3,106,629
		4,791,450
Chemicals—1.1%
Element Solutions, Inc.*	97,996	1,004,459

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Kraton Corp.*	7,004	109,333
PolyOne Corp.	43,808	1,020,288
W. R. Grace & Co.	39,400	1,860,862
		3,994,942
Commercial services & supplies—3.0%
Casella Waste Systems, Inc., Class A*	12,870	596,911
Healthcare Services Group, Inc.	116,207	2,962,116
Interface, Inc.	30,694	283,612
Mobile Mini, Inc.	91,405	2,611,441
Pitney Bowes, Inc.	199,419	703,949
Ritchie Bros Auctioneers, Inc.	82,354	3,548,634
		10,706,663
Communications equipment—1.0%
AudioCodes Ltd.	34,232	1,047,842
Calix, Inc.*	26,665	306,647
Casa Systems, Inc.*	25,837	132,544
DASAN Zhone Solutions, Inc.*	8,331	53,402
Extreme Networks, Inc.*	207,900	706,860
F5 Networks, Inc.*	10,540	1,467,800
		3,715,095
Construction & engineering—1.1%
Argan, Inc.	11,657	437,604
EMCOR Group, Inc.	24,900	1,581,897
MYR Group, Inc.*	16,300	489,000
Primoris Services Corp.	5,154	80,454
Quanta Services, Inc.	32,150	1,168,974
		3,757,929
Consumer finance—1.1%
Elevate Credit, Inc.*	21,655	40,495
Enova International, Inc.*	28,072	450,275
Green Dot Corp., Class A*	58,801	1,793,430
PRA Group, Inc.*,1	54,697	1,517,295
		3,801,495
Distributors—0.1%
Core-Mark Holding Co., Inc.	18,261	524,821

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified consumer services—2.4%
Chegg, Inc.*	68,843	2,943,038
Grand Canyon Education, Inc.*	39,473	3,395,468
K12, Inc.*	12,278	278,833
ServiceMaster Global Holdings, Inc.*	54,147	1,843,705
		8,461,044
Diversified financial services—0.3%
Marlin Business Services Corp.	1,600	17,024
Voya Financial, Inc.	21,200	957,604
		974,628
Diversified telecommunication services—1.0%
Bandwidth, Inc., Class A*	8,133	663,328
Cogent Communications Holdings, Inc.	31,964	2,679,542
Ooma, Inc.*	17,300	201,718
ORBCOMM, Inc.*	66,785	176,312
		3,720,900
Electric utilities—0.1%
Genie Energy Ltd., Class B	15,862	124,993
Spark Energy, Inc., Class A1	13,742	99,217
		224,210
Electrical equipment—0.7%
Allied Motion Technologies, Inc.	7,891	227,419
Atkore International Group, Inc.*	40,535	986,622
Generac Holdings, Inc.*	7,187	700,301
TPI Composites, Inc.*,1	42,754	749,477
		2,663,819
Electronic equipment, instruments & components—1.6%
Jabil, Inc.	46,327	1,317,540
Luna Innovations, Inc.*	56,816	433,506
National Instruments Corp.	63,196	2,427,990
Rogers Corp.*	12,255	1,360,795
		5,539,831
Entertainment—0.7%
DraftKings, Inc., Class A*,1	12,566	244,534
Glu Mobile, Inc.*	85,400	666,120

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Entertainment—(concluded)
IMAX Corp. *	23,592	271,308
Madison Square Garden Entertainment Corp. *	4,790	396,133
Madison Square Garden Sports C *	5,290	906,283
		2,484,378
Food & staples retailing—0.1%
Grocery Outlet Holding Corp. *	8,758	291,379

Food products—2.3%
Calavo Growers, Inc.	21,187	1,228,846
Freshpet, Inc. *	43,507	3,280,863
Post Holdings, Inc. *	13,500	1,239,975
Sanderson Farms, Inc.	16,976	2,311,112
		8,060,796
Health care equipment & supplies—7.0%
Accuray, Inc. *	204,800	457,728
Axonics Modulation Technologies, Inc. *,1	14,404	463,953
Cardiovascular Systems, Inc. *	39,100	1,642,200
Cutera, Inc. *	18,280	245,866
DexCom, Inc. *	14,623	4,901,630
GenMark Diagnostics, Inc. *	55,608	695,656
Heska Corp. *	18,427	1,304,632
ICU Medical, Inc. *	5,834	1,279,454
Inogen, Inc. *	17,279	863,950
Insulet Corp. *	1,593	318,154
Itamar Medical Ltd., ADR *	42,879	632,465
Lantheus Holdings, Inc. *	10,868	141,827
LivaNova PLC *	33,962	1,804,061
Natus Medical, Inc. *	7,817	195,347
Neogen Corp. *	33,762	2,113,164
Novocure Ltd. *	16,309	1,073,132
Orthofix Medical, Inc. *	14,800	524,660
OrthoPediatrics Corp. *,1	32,332	1,579,418
Penumbra, Inc. *	2,171	384,962
Staar Surgical Co. *	11,655	446,620
Surmodics, Inc. *	18,600	708,660
Tactile Systems Technology, Inc. *	10,003	516,355
Tandem Diabetes Care, Inc. *	7,091	565,720
Varex Imaging Corp. *	38,061	994,534

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Zynex, Inc. *	52,681	930,346
		24,784,494
Health care providers & services—5.7%
Addus HomeCare Corp. *	3,668	297,181
Amedisys, Inc. *	23,290	4,289,086
AMN Healthcare Services, Inc. *	34,309	1,611,837
Chemed Corp.	7,333	3,054,708
Cross Country Healthcare, Inc. *	20,476	128,794
Ensign Group, Inc./The	48,228	1,804,209
Exagen, Inc. *	27,385	427,206
LHC Group, Inc. *	6,520	847,535
Magellan Health, Inc. *	19,816	1,203,426
Molina Healthcare, Inc. *	18,912	3,101,001
PetIQ, Inc. *	12,799	366,051
Providence Service Corp./The *	9,490	550,515
Tenet Healthcare Corp. *	44,866	905,396
US Physical Therapy, Inc.	23,612	1,782,706
		20,369,651
Health care technology—1.9%
Castlight Health, Inc., Class B *	71,599	52,482
HealthStream, Inc. *	11,047	252,148
Icad, Inc. *	18,390	210,014
Inovalon Holdings, Inc., Class A *	99,095	1,734,162
Inspire Medical Systems, Inc. *	25,460	1,824,464
NextGen Healthcare, Inc. *	51,771	546,184
Phreesia, Inc. *	22,540	572,291
Schrodinger, Inc. *	5,179	240,306
Simulations Plus, Inc.	8,610	327,610
Teladoc Health, Inc. *	3,838	631,696
Vocera Communications, Inc. *	24,624	466,871
		6,858,228
Hotels, restaurants & leisure—3.0%
Domino's Pizza, Inc.	10,213	3,696,391
Everi Holdings, Inc. *	77,606	384,150
Golden Entertainment, Inc. *	16,913	159,659
Marriott Vacations Worldwide Corp.	7,043	584,569
Noodles & Co. *,1	45,909	286,931
Penn National Gaming, Inc. *	17,721	315,788

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Planet Fitness, Inc., Class A *	7,632	460,439
PlayAGS, Inc. *	81,910	359,585
Scientific Games Corp., Class A *	63,281	797,973
Texas Roadhouse, Inc.	9,677	455,690
Wendy's Co./The	16,079	319,329
Wingstop, Inc.	24,330	2,853,179
		10,673,683
Household durables—2.4%
GoPro, Inc., Class A *,1	237,600	836,352
Hamilton Beach Brands Holding Co., Class A	9,165	120,886
iRobot Corp. *,1	19,551	1,191,829
LGI Homes, Inc. *,1	4,972	301,204
NVR, Inc. *	974	3,019,400
Sonos, Inc. *	93,904	959,699
Tempur-Pedic International, Inc. *	18,860	1,013,725
TopBuild Corp. *	11,351	1,057,800
ZAGG, Inc. *	31,110	102,663
		8,603,558
Insurance—2.6%
Axis Capital Holdings Ltd.	31,905	1,167,723
eHealth, Inc. *	12,737	1,359,038
Enstar Group Ltd. *	3,341	483,175
Goosehead Insurance, Inc., Class A *	25,259	1,418,040
James River Group Holdings Ltd.	22,444	796,313
Palomar Holdings, Inc. *	17,798	1,041,183
RenaissanceRe Holdings Ltd.	13,768	2,010,266
Trupanion, Inc. *,1	24,850	743,263
Universal Insurance Holdings, Inc.	17,020	310,275
		9,329,276
Interactive media & services—0.7%
EverQuote, Inc., Class A *	16,493	642,732
Travelzoo *	3,462	19,283
TrueCar, Inc. *	160,390	410,599
Yelp, Inc. *	61,585	1,376,425
		2,449,039
Internet & direct marketing retail—0.2%
1-800-Flowers.com, Inc., Class A *	15,226	292,187

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet & direct marketing retail—(concluded)
Groupon, Inc. *	2,049	2,500
Quotient Technology, Inc. *	26,800	192,424
Rubicon Project, Inc./The *	53,104	380,755
		867,866
IT services—2.2%
Brightcove, Inc. *	51,025	397,995
Cass Information Systems, Inc.	21,526	863,408
Endurance International Group Holdings, Inc. *	92,787	237,999
ExlService Holdings, Inc. *	22,862	1,411,271
Fastly, Inc., Class A *	13,270	287,296
GDS Holdings Ltd., ADR *	8,684	497,767
Limelight Networks, Inc. *	144,951	734,902
MAXIMUS, Inc.	29,770	2,004,116
Tucows, Inc., Class A *,1	8,995	475,925
Unisys Corp. *	32,363	407,450
WNS Holdings Ltd., ADR *	14,285	697,822
		8,015,951

Leisure products—0.3%
Sturm Ruger & Co., Inc.	13,874	738,097
YETI Holdings, Inc. *	14,071	388,500
		1,126,597
Life sciences tools & services—1.0%
Bio-Techne Corp.	12,769	2,873,025
Fluidigm Corp. *	54,000	120,960
Personalis, Inc. *	10,175	105,515
PRA Health Sciences, Inc. *	2,024	195,316
Repligen Corp. *	3,030	351,934
		3,646,750
Machinery—3.1%
Allison Transmission Holdings, Inc.	76,300	2,772,742
Energy Recovery, Inc. *,1	23,268	189,401
Federal Signal Corp.	10,314	277,756
Kornit Digital Ltd. *	47,436	1,573,689
LB Foster Co., Class A *	6,767	97,377
Proto Labs, Inc. *	36,540	3,712,099
REV Group, Inc.	25,753	137,006
Spartan Motors, Inc.	34,054	479,821

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
SPX Corp. *	19,800	754,974
Terex Corp.	64,545	980,439
		10,975,304
Media—1.2%
Cable One, Inc.	1,942	3,714,774
Cardlytics, Inc. *,1	10,292	462,626
		4,177,400
Metals & mining — 0.0%†
Ryerson Holding Corp. *	15,477	71,504

Multiline retail—0.6%
Ollie's Bargain Outlet Holdings, Inc. *	34,027	2,310,774

Oil, gas & consumable fuels—0.1%
Dorian LPG Ltd. *	30,717	291,504

Paper & forest products—0.4%
Boise Cascade Co.	31,000	969,370
Louisiana-Pacific Corp.	23,466	469,320
Verso Corp., Class A *	6,107	84,826
		1,523,516
Personal products—0.7%
Herbalife Nutrition Ltd. *	16,710	624,118
Lifevantage Corp. *	25,085	388,818
Revlon, Inc., Class A *,1	7,613	101,405
USANA Health Sciences, Inc. *	13,977	1,247,028
		2,361,369
Pharmaceuticals—2.7%
Amphastar Pharmaceuticals, Inc. *	29,164	494,330
Chiasma, Inc. *	12,105	62,583
Corcept Therapeutics, Inc. *,1	69,519	880,110
Endo International PLC *	57,800	265,880
Fulcrum Therapeutics, Inc. *	3,080	38,870
Intersect ENT, Inc. *	28,974	332,621
Jazz Pharmaceuticals PLC *	16,898	1,863,004
Marinus Pharmaceuticals, Inc. *,1	14,401	29,378
MyoKardia, Inc. *,1	6,661	418,444

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals— (concluded)
NGM Biopharmaceuticals, Inc. *,1	22,506	410,960
Odonate Therapeutics, Inc. *	6,434	181,117
Pacira BioSciences, Inc. *	36,100	1,490,569
Recro Pharma, Inc. *	28,369	240,002
Supernus Pharmaceuticals, Inc. *	39,415	922,311
Theravance Biopharma, Inc. *,1	62,100	1,810,836
Zogenix, Inc. *	7,964	224,824
		9,665,839
Professional services—3.4%
Barrett Business Services, Inc.	14,500	709,340
CRA International, Inc.	3,202	134,900
Exponent, Inc.	67,670	4,759,231
FTI Consulting, Inc. *	8,284	1,055,050
Heidrick & Struggles International, Inc.	19,279	432,621
Insperity, Inc.	33,851	1,615,031
Kforce, Inc.	22,293	667,675
Korn Ferry	42,642	1,229,369
TriNet Group, Inc. *	28,910	1,415,723
		12,018,940
Real estate management & development—0.2%
Altisource Portfolio Solutions SA *,1	3,241	27,063
Cushman & Wakefield PLC *	22,931	279,070
Redfin Corp. *	14,448	305,286
		611,419
Road & rail—1.1%
Knight-Swift Transportation Holdings, Inc. [1]	18,598	691,474
Landstar System, Inc.	25,989	2,684,923
Saia, Inc. *	4,186	387,289
		3,763,686
Semiconductors & semiconductor equipment—4.4%
ACM Research, Inc., Class A *	17,879	713,909
Advanced Energy Industries, Inc. *	13,522	751,823
Ambarella, Inc. *	14,500	762,410
Cabot Microelectronics Corp.	11,581	1,419,136
Diodes, Inc. *	17,990	915,511
DSP Group, Inc. *	22,752	392,472
Enphase Energy, Inc. *	7,091	332,072

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Impinj, Inc. *,1	7,103	159,533
Inphi Corp. *	33,326	3,217,292
Kulicke & Soffa Industries, Inc.	15,586	373,596
Lattice Semiconductor Corp. *	37,929	853,782
Nova Measuring Instruments Ltd. *	4,120	157,837
PDF Solutions, Inc. *	18,907	301,945
Pixelworks, Inc. *	5,532	25,392
Power Integrations, Inc.	20,432	2,091,215
Silicon Laboratories, Inc. *	16,932	1,646,129
Silicon Motion Technology Corp., ADR	11,455	503,333
SiTime Corp. *	13,137	284,547
SolarEdge Technologies, Inc. *	3,371	376,170
Xperi Corp.	18,011	275,208
		15,553,312
Software —20.0%
2U, Inc. *,1	38,848	922,640
A10 Networks, Inc. *	64,817	442,700
Agilysys, Inc. *	27,682	542,290
Alarm.com Holdings, Inc. *	53,410	2,389,029
American Software, Inc.	3,850	63,448
Asure Software, Inc. *	6,862	42,270
Blackline, Inc. *	44,444	2,699,528
Box, Inc., Class A *	145,605	2,350,065
Ceridian HCM Holding, Inc. *	42,870	2,528,044
ChannelAdvisor Corp. *	25,800	266,514
Cloudera, Inc. *,1	22,600	187,128
CommVault Systems, Inc. *	53,800	2,296,722
Cornerstone OnDemand, Inc. *	53,412	1,792,507
Descartes Systems Group, Inc./The *	34,404	1,447,720
Digital Turbine, Inc. *	47,290	277,119
Domo, Inc., Class B *	9,400	182,830
Dropbox, Inc., Class A *	38,981	819,381
Dynatrace, Inc. *	12,455	371,782
eGain Corp. *	8,202	68,077
Everbridge, Inc. *,1	5,527	615,597
FireEye, Inc. *	158,600	1,825,486
Five9, Inc. *	36,537	3,385,884
Globant SA *	32,653	3,776,972
HubSpot, Inc. *	19,420	3,274,795
Manhattan Associates, Inc. *	18,253	1,294,868

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software— (concluded)
MicroStrategy, Inc., Class A *	15,730	1,987,171
Mitek Systems, Inc. *	30,991	289,146
MobileIron, Inc. *	206,745	1,052,332
Model N, Inc. *	24,129	696,363
New Relic, Inc. *	32,301	1,734,241
Nice Ltd., ADR *	3,594	590,494
Nutanix, Inc., Class A *	50,438	1,033,475
Paylocity Holding Corp. *	19,516	2,235,167
Pegasystems, Inc.	41,351	3,457,771
Ping Identity Holding Corp. *	12,055	300,411
Pluralsight, Inc., Class A *,1	86,664	1,424,756
Progress Software Corp.	23,327	954,308
PROS Holdings, Inc. *	37,452	1,287,974
QAD, Inc., Class A	14,500	613,640
Rapid7, Inc. *	20,771	946,119
RingCentral, Inc., Class A *	6,417	1,466,477
Rosetta Stone, Inc. *	7,761	132,558
Sapiens International Corp. N.V.	13,715	339,309
Seachange International, Inc. *	45,500	135,135
ShotSpotter, Inc. *,1	21,473	738,027
Sprout Social, Inc., Class A *	34,632	582,510
SPS Commerce, Inc. *	83,118	4,613,880
Telenav, Inc. *	53,200	248,444
Tenable Holdings, Inc. *	33,157	864,071
Teradata Corp. *	87,578	2,153,543
Varonis Systems, Inc. *,1	36,539	2,449,940
Verint Systems, Inc. *	20,866	891,813
Workiva, Inc. *	104,592	4,011,103
		71,093,574
Specialty retail—3.0%
Five Below, Inc. *	49,786	4,488,706
Floor & Decor Holdings, Inc., Class A *	48,111	2,039,906
Hibbett Sports, Inc. *	8,813	135,985
Lithia Motors, Inc., Class A	10,403	1,150,156
National Vision Holdings, Inc. *	62,773	1,663,484
Rent-A-Center, Inc.	55,182	1,098,398
		10,576,635
Technology hardware, storage & peripherals—0.8%
Avid Technology, Inc. *	80,282	563,580

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
Diebold Nixdorf, Inc. *	13,100	64,583
Pure Storage, Inc., Class A *	133,500	1,922,400
Super Micro Computer, Inc. *	20,140	461,206
		3,011,769
Textiles, apparel & luxury goods—0.7%
Deckers Outdoor Corp. *	16,214	2,411,995

Thrifts & mortgage finance—0.2%
Axos Financial, Inc. *	25,795	594,575
PCSB Financial Corp.	5,036	68,741
		663,316
Trading companies & distributors—0.4%
Foundation Building Materials, Inc. *	32,331	378,273
GMS, Inc. *	16,489	303,068
Herc Holdings, Inc. *	13,504	381,218
Lawson Products, Inc. *	603	20,267
MRC Global, Inc. *	39,248	210,369
		1,293,195
Wireless telecommunication services—0.2%
Boingo Wireless, Inc. *	35,809	499,177
Gogo, Inc. *,1	117,800	192,014
		691,191
Total Common stocks (cost—$337,203,750)		352,077,678

Short-term investments—1.4%
Investment companies—1.4%
State Street Institutional U.S. Government Money Market Fund (cost—$4,762,815)	4,762,815	4,762,815

Investment of cash collateral from securities loaned—3.4%
Money market funds—3.4%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$12,121,590)	12,121,590	12,121,590

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

Total investments (cost — $354,088,155) [2]— 103.7%	368,962,083
Liabilities in excess of other assets — (3.7)%	(13,072,477)
Net assets — 100.0%	$355,889,606

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	352,077,678	—	—	352,077,678
Short-term investments	—	4,762,815	—	4,762,815
Investment of cash collateral from securities loaned	—	12,121,590	—	12,121,590
Total	352,077,678	16,884,405	—	368,962,083

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Includes $22,688,429 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $12,121,590 and non-cash collateral of $11,192,410.

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2020

Common stocks
Aerospace & defense	0.4%
Air freight & logistics	0.3
Auto components	1.4
Automobiles	2.3
Banks	8.7
Beverages	1.6
Biotechnology	2.7
Building products	2.1
Capital markets	2.3
Chemicals	2.8
Commercial services & supplies	1.3
Construction & engineering	0.6
Construction materials	0.1
Diversified consumer services	1.0
Diversified financial services	0.1
Diversified telecommunication services	3.2
Electric utilities	3.1
Electrical equipment	1.9
Electronic equipment, instruments & components	3.8
Energy equipment & services	0.1
Entertainment	0.6
Equity real estate investment trusts	0.5
Food & staples retailing	2.8
Food products	2.4
Gas utilities	0.2
Health care equipment & supplies	1.8
Health care providers & services	0.3
Health care technology	0.1
Hotels, restaurants & leisure	1.3
Household durables	1.0
Independent power and renewable electricity producers	0.1
Industrial conglomerates	1.9
Insurance	5.2
Interactive media & services	0.1
Internet & direct marketing retail	1.9
IT services	4.7
Leisure products	0.8
Life sciences tools & services	0.5
Machinery	3.9
Media	0.7
Metals & mining	1.9
Multi-utilities	0.2
Multiline retail	0.3
Oil, gas & consumable fuels	3.2
Paper & forest products	0.0	†
Personal products	1.3
Pharmaceuticals	13.0
Professional services	2.5
Real estate management & development	1.0
Road & rail	0.6
Semiconductors & semiconductor equipment	5.4
Software	3.3
Specialty retail	2.3
Technology hardware, storage & peripherals	1.0
Textiles, apparel & luxury goods	1.6
Tobacco	0.6
Trading companies & distributors	1.0
Transportation infrastructure	0.1
Wireless telecommunication services	1.9
Total common stocks	111.8
Preferred stocks
Automobiles	0.1
Chemicals	0.0	†
Health care equipment & supplies	0.1
Total preferred stocks	0.2

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2020

Short-term investments	0.5%
Investment of cash collateral from securities loaned	0.2
Total investments before investments sold short	112.7

Investments sold short
Air freight & logistics	(0.0)†
Airlines	(0.1)
Auto components	(0.4)
Automobiles	(0.1)
Banks	(0.2)
Beverages	(0.4)
Capital markets	(0.2)
Chemicals	(0.6)
Commercial services & supplies	(0.1)
Communications equipment	(0.1)
Construction & engineering	(0.6)
Construction materials	(0.2)
Consumer finance	(0.1)
Diversified financial services	(0.1)
Diversified telecommunication services	(0.2)
Electric utilities	(0.9)
Electrical equipment	(0.0)†
Electronic equipment, instruments & components	(0.1)
Energy equipment & services	(0.1)
Entertainment	(0.0)†
Equity real estate investment trusts	(0.3)
Food & staples retailing	(0.1)
Food products	(0.5)
Gas utilities	(0.0)†
Health care equipment & supplies	(0.0)†
Health care providers & services	(0.1)
Hotels, restaurants & leisure	(0.6)
Household durables	(0.1)
Independent power and renewable electricity producers	(0.1)
Industrial conglomerates	(0.2)
Insurance	(0.4)
Internet & direct marketing retail	(0.6)
IT services	(0.5)
Life sciences tools & services	(0.1)
Machinery	(0.9)
Marine	(0.1)
Media	(0.3)
Metals & mining	(1.3)
Multi-utilities	(0.1)
Multiline retail	(0.3)
Oil, gas & consumable fuels	(0.1)
Paper & forest products	(0.0)†
Personal products	(0.3)
Pharmaceuticals	(0.1)
Professional services	(0.0)†
Real estate management & development	(0.7)
Road & rail	(0.2)
Semiconductors & semiconductor equipment	(0.0)†
Software	(0.1)
Specialty retail	(0.2)
Technology hardware, storage & peripherals	(0.3)
Textiles, apparel & luxury goods	(0.0)†
Transportation infrastructure	(0.3)
Total investments sold short	(13.4)
Other assets in excess of liabilities	0.7
Net assets	100.0%

†   Amount represents less than 0.05% or (0.05)%.

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—111.8%
Australia—5.2%
AGL Energy Ltd.	80,438	889,000
Alumina Ltd.	1,091,430	1,233,985
AMP Ltd.*,1	539,768	502,988
Aristocrat Leisure Ltd.	98,010	1,628,001
Aurizon Holdings Ltd.	935,248	2,858,341
BHP Group Ltd.	283,683	5,980,287
BHP Group PLC	111,603	1,878,216
CIMIC Group Ltd.	40,233	646,007
Commonwealth Bank of Australia	22,163	905,402
CSL Ltd.	14,606	2,945,250
Fortescue Metals Group Ltd.	4,849	37,792
Goodman Group	191,067	1,637,291
Insurance Australia Group Ltd.[1]	578,812	2,180,117
Macquarie Group Ltd.	39,805	2,662,891
Magellan Financial Group Ltd.	1,261	41,925
Medibank Pvt Ltd.[1]	679,440	1,195,444
Newcrest Mining Ltd.	44,176	792,802
QBE Insurance Group Ltd.[2]	470,661	2,591,668
Rio Tinto PLC	57,155	2,652,350
Santos Ltd.	151,636	488,139
Sonic Healthcare Ltd.	90,777	1,608,420
Sydney Airport[1]	111,707	458,601
Telstra Corp. Ltd.	506,749	1,007,180
TPG Telecom Ltd.[1]	55,984	268,507
Wesfarmers Ltd.	48,280	1,185,790
Woolworths Group Ltd.	93,492	2,178,035
		40,454,429
Austria—0.5%
ams AG*,2	228,048	2,969,763
Raiffeisen Bank International AG	23,147	399,001
Verbund AG	13,097	593,613
		3,962,377
Belgium—1.1%
Anheuser-Busch InBev SA/N.V.	20,051	920,224
KBC Group N.V.	82,864	4,474,943
Telenet Group Holding N.V.[1]	26,338	1,099,084
UCB SA	20,652	1,890,634
		8,384,885

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—0.6%
Constellation Software, Inc.[2]	5,059	4,864,847

China—4.9%
Alibaba Group Holding Ltd., ADR*,2	30,491	6,179,611
BeiGene Ltd.*,1,2	10,775	1,646,743
BOC Hong Kong Holdings Ltd.	212,500	653,741
BYD Co. Ltd., Class H1,2	286,303	1,802,204
China Mobile Ltd.[2]	852,500	6,867,285
Prosus N.V.*,2	114,484	8,679,132
Sinopharm Group Co., Class H2	156,948	425,141
TAL Education Group, ADR*,2	131,411	7,121,162
Wuxi Biologics Cayman, Inc.*,2,3	246,678	3,850,118
Yangzijiang Shipbuilding Holdings Ltd.	1,263,000	882,215
		38,107,352
Denmark—6.0%
Carlsberg A/S, Class B	20,109	2,535,608
Coloplast A/S, Class B	5,129	811,239
DSV Panalpina A/S	12,427	1,282,257
Genmab A/S*,2	66,188	15,917,003
ISS A/S*,1,2	220,638	3,292,113
Novo Nordisk A/S, ADR[2]	179,372	11,359,629
Novo Nordisk A/S, Class B	119,675	7,632,977
Tryg A/S	28,914	765,605
Vestas Wind Systems A/S	36,495	3,141,810
		46,738,241
Finland—1.6%
Fortum Oyj	1,847	30,664
Kone Oyj, Class B	89,752	5,440,982
Metso Oyj	40,449	1,122,778
Neste Oyj	35,227	1,248,051
Sampo Oyj, A Shares	136,553	4,525,160
UPM-Kymmene OYJ	1,319	36,511
		12,404,146

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—6.9%
Air Liquide SA	4,192	533,340
Airbus SE *	1,601	101,548
Bureau Veritas SA	131,028	2,719,537
Capgemini SE	3,520	330,733
Cie de Saint-Gobain[1,2]	280,703	7,447,196
CNP Assurances*	28,535	294,720
Dassault Systemes SE	22,570	3,303,136
Eiffage SA	14,767	1,208,826
Hermes International	2,976	2,177,862
Ipsen SA	2,701	200,532
Kering SA	1,793	904,228
Klepierre SA	24,033	486,041
L’Oreal SA	16,420	4,773,768
Legrand SA	9,331	629,065
LVMH Moet Hennessy Louis Vuitton SE	19,085	7,371,241
Pernod Ricard SA	5,359	816,887
Peugeot SA	53,085	760,614
Safran SA	18,314	1,690,244
Sanofi[2]	119,754	11,704,615
Sartorius Stedim Biotech	1,481	355,427
Societe Generale SA2	199,434	3,116,518
TOTAL SA	34,913	1,256,821
Ubisoft Entertainment SA*	6,700	498,682
Vinci SA	12,478	1,021,449
Wendel SE	1,717	146,763
		53,849,793
Germany—7.0%
Allianz SE2	49,941	9,242,435
Bayer AG	38,688	2,549,709
Brenntag AG	30,323	1,368,721
Carl Zeiss Meditec AG	6,497	640,420
Continental AG2	84,736	7,168,631
Daimler AG2	67,520	2,333,330
Deutsche Boerse AG	379	58,873
Deutsche Post AG	23,628	702,988
Deutsche Telekom AG2	378,482	5,526,668

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Evonik Industries AG2	208,485	5,131,396
GEA Group AG	23,238	534,263
Hannover Rueck SE	4,580	730,263
HeidelbergCement AG	6,212	295,306
Infineon Technologies AG	44,495	826,479
KION Group AG	9,987	495,884
Merck KGaA	2,294	266,722
MTU Aero Engines AG	4,077	555,345
SAP SE	41,598	4,966,046
Symrise AG	11,397	1,153,021
Telefonica Deutschland Holding AG	428,540	1,218,652
Wirecard AG2	91,310	9,045,607
		54,810,759
Hong Kong—2.6%
AIA Group Ltd.	94,400	876,115
CK Asset Holdings Ltd.	653,500	4,130,474
CK Infrastructure Holdings Ltd.	25,500	151,964
CLP Holdings Ltd.	97,000	1,036,001
Hang Seng Bank Ltd.	110,723	1,949,525
Henderson Land Development Co. Ltd.	199,100	814,121
Hong Kong Exchanges & Clearing Ltd.	44,000	1,430,248
Hongkong Land Holdings Ltd.	85,600	360,376
Jardine Matheson Holdings Ltd.[2]	60,800	2,672,768
Sun Hung Kai Properties Ltd.	11,000	150,971
Techtronic Industries Co. Ltd.	31,000	236,124
WH Group Ltd.[2,3]	6,808,500	6,569,181
		20,377,868
India—1.1%
HDFC Bank Ltd., ADR[2]	121,416	5,263,384
Tata Consultancy Services Ltd.[2]	132,645	3,558,249
		8,821,633
Indonesia—0.2%
Bank Rakyat Indonesia Persero Tbk PT2	8,633,552	1,584,511

Israel—0.1%
Nice Ltd.*	3,690	614,259
Teva Pharmaceutical Industries Ltd., ADR*	16,202	174,010
		788,269

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—3.1%
Atlantia SpA[1]	29,911	486,917
Enel SpA[2]	1,304,931	8,917,530
Eni SpA[2]	553,173	5,282,378
Ferrari N.V.	13,642	2,143,770
FinecoBank Banca Fineco SpA	50,486	560,996
Intesa Sanpaolo SpA	1,053,180	1,642,323
Mediobanca Banca di Credito Finanziario SpA	117,358	680,072
Moncler SpA	51,933	1,952,039
Snam SpA	302,659	1,355,862
Terna Rete Elettrica Nazionale SpA	147,932	927,276
		23,949,163
Japan—29.7%
ABC-Mart, Inc.	5,700	292,662
Advantest Corp.	25,100	1,232,605
Alps Electric Co. Ltd.	39,500	413,349
Aozora Bank Ltd.	65,900	1,187,017
Asahi Group Holdings Ltd.	15,200	529,730
Asahi Kasei Corp.	35,700	254,489
Astellas Pharma, Inc.	320,500	5,335,445
Bandai Namco Holdings, Inc.	30,200	1,528,362
Bank of Kyoto Ltd./The	3,800	131,370
Benesse Holdings, Inc.	16,800	480,604
Calbee, Inc.	10,300	313,372
Casio Computer Co. Ltd.	51,400	819,028
Central Japan Railway Co.	5,600	887,369
Chugai Pharmaceutical Co. Ltd.	300	35,810
Coca-Cola Bottlers Japan Holdings, Inc.[2]	257,000	4,657,923
Dai-ichi Life Holdings, Inc.	48,700	617,628
Daikin Industries Ltd.	27,100	3,536,649
Daito Trust Construction Co. Ltd.	22,800	2,191,511
East Japan Railway Co.	14,800	1,085,779
Eisai Co. Ltd.	12,900	905,158
FamilyMart Co. Ltd.	135,800	2,319,540
FANUC Corp.[2]	46,253	7,684,769
Fast Retailing Co. Ltd.	8,300	3,983,134
FUJIFILM Holdings Corp.[2]	170,400	8,159,955

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Fujitsu Ltd.[2]	53,600	5,261,855
Fukuoka Financial Group, Inc.	89,100	1,286,912
Hamamatsu Photonics KK	31,600	1,392,797
Hikari Tsushin, Inc.	12,900	2,523,142
Honda Motor Co. Ltd.[2]	337,500	8,209,884
Hoshizaki Corp.	6,800	522,126
Hoya Corp.	35,400	3,254,498
Isuzu Motors Ltd.[2]	241,200	1,854,036
ITOCHU Corp.	31,400	621,768
Itochu Techno-Solutions Corp.	62,600	1,924,987
Japan Post Holdings Co. Ltd.	99,100	798,599
Japan Post Insurance Co. Ltd.	23,700	305,208
Japan Retail Fund Investment Corp.	707	780,029
JFE Holdings, Inc.	73,500	495,867
JGC Holdings Corp.	79,000	775,903
JXTG Holdings, Inc.	25,000	89,153
Kakaku.com, Inc.	30,100	617,062
Kao Corp.	15,100	1,170,122
Keyence Corp.[2]	38,633	13,957,055
Koito Manufacturing Co. Ltd.	32,800	1,250,077
Kubota Corp.	99,500	1,248,907
Kyocera Corp.[2]	140,000	7,539,114
LIXIL Group Corp.	23,400	285,209
M3, Inc.	31,000	1,123,701
Marubeni Corp.	108,400	529,298
McDonald’s Holdings Co. Japan Ltd.	41,800	2,056,600
Mebuki Financial Group, Inc.	221,600	468,743
Mitsubishi Electric Corp.[2]	415,500	5,190,120
Mitsubishi UFJ Financial Group, Inc.	201,300	814,654
Mitsui & Co. Ltd.	87,900	1,240,093
MonotaRO Co. Ltd.	23,200	750,165
Murata Manufacturing Co. Ltd.	100	5,609
Nintendo Co. Ltd.	10,100	4,202,255
Nippon Building Fund, Inc.	91	545,245
Nippon Paint Holdings Ltd.	3,000	173,601
Nippon Telegraph & Telephone Corp.[2]	170,300	3,876,838
Nissan Chemical Corp.	49,400	1,905,754
Nitto Denko Corp.	57,500	2,898,709
Nomura Research Institute Ltd.	134,600	3,303,698
NTT DOCOMO, Inc.	88,700	2,601,944
Obayashi Corp.	79,300	703,477

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Obic Co. Ltd.	26,000	3,929,740
Olympus Corp.	72,400	1,164,108
Omron Corp.	3,400	201,500
Ono Pharmaceutical Co. Ltd.	20,700	499,778
Oracle Corp. Japan	3,400	352,309
Osaka Gas Co. Ltd.	9,800	182,549
Otsuka Corp.	66,100	2,984,247
Otsuka Holdings Co. Ltd.[2]	220,400	8,738,778
Recruit Holdings Co. Ltd.[2]	259,825	7,704,078
Renesas Electronics Corp.*	150,100	811,238
Resona Holdings, Inc.	287,400	902,519
Rinnai Corp.	2,000	152,262
Sankyo Co. Ltd.	29,200	808,126
Secom Co. Ltd.	25,200	2,114,579
Sekisui Chemical Co. Ltd.[2]	364,300	4,650,711
Sekisui House Ltd.	2,100	36,368
Seven & I Holdings Co. Ltd.	20,700	685,338
Seven Bank Ltd.	266,000	723,776
Shimano, Inc.	26,700	3,940,996
Shin-Etsu Chemical Co. Ltd.	39,700	4,444,817
Shinsei Bank Ltd.*	81,700	993,510
Shionogi & Co. Ltd.	52,700	2,911,599
Showa Denko K.K.	6,400	141,639
SMC Corp.	3,300	1,506,779
Softbank Corp.	137,200	1,871,694
SoftBank Group Corp.	72,400	3,125,651
Sohgo Security Services Co. Ltd.	5,400	260,150
Sompo Holdings, Inc.	6,500	211,993
Sony Financial Holdings, Inc.	3,000	57,755
Sumitomo Electric Industries Ltd.[2]	19,600	203,370
Sumitomo Mitsui Financial Group, Inc.	184,600	4,892,162
Sumitomo Mitsui Trust Holdings, Inc.	75,400	2,220,933
Sundrug Co. Ltd.	30,100	1,036,384
Sysmex Corp.	20,700	1,435,102
T&D Holdings, Inc.	33,500	293,123
Taisei Corp.	16,500	520,454
Takeda Pharmaceutical Co. Ltd.[2]	254,200	9,197,769
Tokio Marine Holdings, Inc.[2]	158,900	7,530,778
Tokyo Electron Ltd.	16,500	3,527,093
Toray Industries, Inc.	101,600	472,521
Toyota Industries Corp.[2]	51,900	2,626,073

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Trend Micro, Inc.	7,400	377,189
Tsuruha Holdings, Inc.[1]	200	26,800
USS Co. Ltd.	104,900	1,671,518
Welcia Holdings Co. Ltd.	13,100	947,267
West Japan Railway Co.	1,100	68,338
Yakult Honsha Co. Ltd.	14,900	870,549
Yamaha Corp.	8,100	330,597
Yokogawa Electric Corp.	41,000	565,438
Z Holdings Corp.	44,000	171,793
		232,231,910
Macau—0.3%
Sands China Ltd.	564,000	2,320,748
Wynn Macau Ltd.	85,600	150,166
		2,470,914
Netherlands—6.2%
Adyen N.V.*,2,3	5,804	5,731,912
Akzo Nobel N.V.[1]	8,373	634,948
ASML Holding N.V.	30,642	9,088,162
ASML Holding N.V., NY Registered Shares[2]	32,912	9,492,808
ING Groep N.V.	174,467	957,477
Koninklijke Ahold Delhaize N.V.[2]	139,929	3,398,040
Koninklijke DSM N.V.	21,249	2,602,178
Koninklijke KPN N.V.	341,112	789,481
Koninklijke Philips N.V.	93,249	4,058,352
NN Group N.V.	26,842	776,845
NXP Semiconductors N.V.	10,729	1,068,287
Randstad N.V.	1,022	41,024
Royal Dutch Shell PLC, A Shares[4]	149,966	2,502,688
Royal Dutch Shell PLC, B Shares[2]	403,371	6,535,500
Wolters Kluwer N.V.[1]	14,195	1,044,091
		48,721,793
New Zealand—0.3%
a2 Milk Co. Ltd.*	4,825	58,103
Fisher & Paykel Healthcare Corp. Ltd.	10,420	175,081
Fletcher Building Ltd.	61,597	139,811
Meridian Energy Ltd.	391,798	1,079,164
Spark New Zealand Ltd.	219,482	597,807
		2,049,966

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Norway—0.4%
Aker BP ASA	19,042	316,157
DNB ASA	117,537	1,424,893
Telenor ASA[1]	71,610	1,099,133
		2,840,183
Portugal—0.1%
Galp Energia, SGPS SA	18,439	212,470
Jeronimo Martins, SGPS SA	44,358	749,318
		961,788
Russia—0.1%
Evraz PLC	317,811	1,061,550

Singapore—3.4%
Ascendas Real Estate Investment Trust	243,100	512,007
DBS Group Holdings Ltd.[2]	687,019	9,724,426
Genting Singapore Ltd.	2,458,700	1,368,705
Oversea-Chinese Banking Corp. Ltd.	65,200	417,976
Singapore Exchange Ltd.	499,400	3,417,516
Singapore Technologies Engineering Ltd.	88,100	214,291
Singapore Telecommunications Ltd.[2]	1,768,400	3,548,964
United Overseas Bank Ltd.[2]	530,698	7,654,787
Venture Corp. Ltd.	3,100	34,844
		26,893,516
Spain—1.6%
ACS Actividades de Contruccion y Servicios SA	4,515	112,660
Amadeus IT Group SA	8,013	385,663
Banco Bilbao Vizcaya Argentaria SA	141,478	463,100
Banco Santander SA2	2,408,735	5,378,208
Enagas SA	2,752	64,206
Endesa SA	21,637	480,146
Grifols SA	6,016	204,767
Iberdrola SA	231,502	2,318,739
Industria de Diseno Textil SA	83,909	2,137,876
Naturgy Energy Group SA	10,773	190,188
Red Electrica Corp. SA	67,606	1,189,451
		12,925,004

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—4.2%
Assa Abloy AB, B Shares[1]	148,004	2,670,860
Atlas Copco AB, A Shares[1]	133,175	4,631,782
Epiroc AB, Class A	33,367	335,596
Hennes & Mauritz AB, B Shares	245,055	3,421,230
Hexagon AB, B Shares	81,980	4,093,244
ICA Gruppen AB	759	33,159
Lundin Energy AB	11,293	293,678
Sandvik AB*	259,725	4,028,044
Swedbank AB, A Shares	14,401	170,290
Swedish Match AB	69,911	4,339,832
Telia Co. AB2	1,971,382	6,820,027
Volvo AB, B Shares	145,961	1,887,407
		32,725,149
Switzerland—8.7%
ABB Ltd.[2]	314,758	5,975,592
Coca-Cola HBC AG	58,320	1,480,099
EMS-Chemie Holding AG	2,009	1,301,869
Geberit AG	6,371	2,858,617
Givaudan SA	13	43,542
Glencore PLC	176,892	327,732
Julius Baer Group Ltd.[2]	124,799	4,892,405
Nestle SA	98,500	10,398,498
Novartis AG2	137,780	11,741,811
Partners Group Holding AG	1,992	1,568,010
Roche Holding AG	35,162	12,219,728
SGS SA	1,558	3,526,786
Sonova Holding AG	8,610	1,554,751
Swiss Life Holding AG	86	30,462
Swisscom AG	599	311,399
Temenos AG2	59,277	7,713,226
Zurich Insurance Group AG2	6,437	2,049,303
		67,993,830
Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	563,000	5,765,087
Taiwan Semiconductor Manufacturing Co. Ltd., ADR[2]	59,715	3,172,658
		8,937,745

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—13.3%
3i Group PLC	301,910	2,981,204
Admiral Group PLC	72,183	2,118,307
Associated British Foods PLC	27,124	646,529
AstraZeneca PLC	38,737	4,060,241
BAE Systems PLC	100,532	643,736
Barclays PLC	127,767	170,417
Barratt Developments PLC	82,055	536,377
Berkeley Group Holdings PLC	9,848	518,841
BP PLC[2]	1,758,883	6,936,144
British American Tobacco PLC	9,062	351,596
BT Group PLC	63,308	92,534
Bunzl PLC	5,323	115,817
Centrica PLC	1,825,970	917,624
CK Hutchison Holdings Ltd.[2]	1,408,500	10,428,623
Compass Group PLC	100,642	1,693,495
Croda International PLC	7,630	469,159
DCC PLC	20,063	1,429,739
Diageo PLC	39,666	1,373,881
Direct Line Insurance Group PLC	797,351	2,736,618
Experian PLC	46,185	1,382,119
Fiat Chrysler Automobiles N.V.	80,693	708,834
G4S PLC[1,2]	1,549,763	2,131,503
GlaxoSmithKline PLC[2]	487,219	10,192,763
Halma PLC	69,578	1,831,540
Hargreaves Lansdown PLC	62,918	1,141,527
HSBC Holdings PLC	138,249	713,911
Imperial Brands PLC	8,708	184,148
InterContinental Hotels Group PLC	26,781	1,217,002
Intertek Group PLC	21,954	1,313,425
John Wood Group PLC[2]	349,460	891,733
Kingfisher PLC[2]	2,179,283	4,317,581
Legal & General Group PLC	308,245	794,328
Lloyds Banking Group PLC[2]	14,670,915	5,957,312
Melrose Industries PLC	31,739	39,887
Next PLC	13,370	795,835
Persimmon PLC	26,440	734,291
Prudential PLC	18,363	261,002

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
RELX PLC	68,374	1,547,093
Smith & Nephew PLC	56,209	1,102,990
SSE PLC[2]	529,759	8,340,392
Tesco PLC[2]	3,522,767	10,431,209
Travis Perkins PLC[2]	123,967	1,623,038
Unilever N.V.[1]	80,164	4,004,097
Vodafone Group PLC	12,030	16,991
WPP PLC[2]	555,692	4,347,741
		104,243,174
United States—1.5%
Atlassian Corp. PLC, Class A*,2	25,279	3,930,632
Ferguson PLC	18,058	1,304,598
SolarEdge Technologies, Inc.*,2	35,948	4,011,437
Waste Connections, Inc.[2]	28,827	2,476,528
		11,723,195
Total common stocks (cost—$943,441,472)		874,877,990

Preferred stocks—0.2%
Germany—0.2%
Bayerische Motoren Werke AG2	7,036	333,243
FUCHS PETROLUB SE	6,237	242,363
Sartorius AG	1,465	412,272
Volkswagen AG	2,653	372,773
Total preferred stocks (cost—$1,539,670)		1,360,651

Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund (cost—$4,174,728)	4,174,728	4,174,728

Investment of cash collateral from securities loaned—0.2%
Money market funds—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$1,772,748)	1,772,748	1,772,748
Total investments before investments sold short (cost—$950,928,618)[5]—112.7%		882,186,117

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(13.4)%
Common stocks—(13.4)%
Australia—(1.1)%
AusNet Services	(367,428)	(448,940)
Bendigo & Adelaide Bank Ltd.	(271,521)	(1,157,166)
Computershare Ltd.	(199,829)	(1,586,062)
Crown Resorts Ltd.	(5,140)	(33,126)
Oil Search Ltd.	(214,078)	(425,487)
Suncorp Group Ltd.	(478,039)	(2,862,815)
Tabcorp Holdings Ltd.	(292,789)	(614,363)
WiseTech Global Ltd.	(84,153)	(1,019,444)
Worley Ltd.	(56,661)	(332,308)
		(8,479,711)
Austria—(0.2)%
voestalpine AG	(66,961)	(1,386,500)

Belgium—(0.3)%
Umicore SA	(51,495)	(2,223,937)

Denmark—(0.1)%
Demant A/S	(7,808)	(186,621)
ISS A/S	(18,584)	(277,290)
		(463,911)
Finland—(0.4)%
Nokia Oyj	(121,542)	(442,729)
Nokian Renkaat Oyj	(75,119)	(1,608,104)
Nordea Bank Abp	(60,475)	(392,021)
Stora Enso Oyj, R Shares	(20,673)	(244,669)
Wartsila Oyj Abp	(30,174)	(221,676)
		(2,909,199)
France—(1.0)%
Atos SE	(7,650)	(545,414)
Bollore SA	(69,756)	(185,143)
Cie Generale des Etablissements Michelin SCA	(3,821)	(373,083)
Covivio	(5,119)	(320,592)
Getlink SE	(41,350)	(526,995)
ICADE	(2,697)	(207,329)

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
France—(concluded)
Iliad SA	(7,040)	(1,049,210)
Ingenico Group SA	(3,763)	(472,986)
JCDecaux SA	(48,463)	(1,004,806)
Remy Cointreau SA	(13,559)	(1,512,608)
Sodexo SA	(14,947)	(1,187,526)
Suez	(24,966)	(282,208)
		(7,667,900)
Germany—(0.4)%
E.ON SE	(38,079)	(381,652)
Fraport AG Frankfurt Airport Services Worldwide	(8,047)	(353,085)
Fresenius SE & Co. KGaA	(15,833)	(687,604)
LANXESS AG	(19,338)	(952,771)
thyssenkrupp AG	(181,861)	(1,211,697)
		(3,586,809)
Hong Kong—(0.3)%
Bank of East Asia Ltd./The	(30,475)	(64,626)
Jardine Matheson Holdings Ltd.	(24,465)	(1,075,481)
Link REIT	(47,100)	(422,852)
NWS Holdings Ltd.	(126,000)	(131,323)
PCCW Ltd.	(553,000)	(338,826)
Vitasoy International Holdings Ltd.	(52,000)	(187,140)
Yue Yuen Industrial Holdings Ltd.	(230,500)	(370,465)
		(2,590,713)
Ireland—(0.1)%
Flutter Entertainment PLC	(2,656)	(325,112)
Kerry Group PLC, Class A	(6,304)	(723,292)
		(1,048,404)
Japan—(5.7)%
Aeon Co. Ltd.	(23,600)	(477,542)
Aeon Mall Co. Ltd.	(48,500)	(617,351)
Aisin Seiki Co. Ltd.	(23,900)	(693,738)
Alfresa Holdings Corp.	(1,900)	(38,207)
Chubu Electric Power Co., Inc.	(25,900)	(352,002)
Chugoku Electric Power Co., Inc./The	(184,500)	(2,486,018)
Coca-Cola Bottlers Japan Holdings, Inc.	(93,100)	(1,687,364)

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Credit Saison Co. Ltd.	(85,600)	(985,100)
CyberAgent, Inc.	(10,000)	(423,054)
Daicel Corp.	(12,800)	(104,485)
Daifuku Co. Ltd.	(13,700)	(961,291)
Electric Power Development Co. Ltd.	(48,100)	(968,140)
GMO Payment Gateway, Inc.	(21,100)	(1,897,358)
Hakuhodo DY Holdings, Inc.	(6,100)	(68,324)
Hitachi Chemical Co. Ltd.	(4,363)	(187,221)
Hitachi Metals Ltd.	(134,500)	(1,323,506)
Hulic Co. Ltd.	(62,700)	(626,328)
IHI Corp.	(66,000)	(830,881)
Iida Group Holdings Co. Ltd.	(8,100)	(108,614)
Isetan Mitsukoshi Holdings Ltd.	(2,500)	(15,329)
J Front Retailing Co. Ltd.	(108,800)	(901,302)
Japan Airport Terminal Co. Ltd.	(29,700)	(1,224,642)
JSR Corp.	(65,600)	(1,247,020)
JTEKT Corp.	(21,100)	(156,507)
Kajima Corp.	(63,700)	(670,745)
Kawasaki Heavy Industries Ltd.	(36,200)	(554,562)
Kikkoman Corp.	(2,400)	(111,373)
Kintetsu Group Holdings Co. Ltd.	(26,900)	(1,293,426)
Konica Minolta, Inc.	(69,200)	(271,474)
Kyushu Electric Power Co., Inc.	(214,400)	(1,704,172)
Marui Group Co. Ltd.	(12,100)	(199,797)
Maruichi Steel Tube Ltd.	(35,500)	(804,841)
MISUMI Group, Inc.	(90,100)	(2,171,165)
Mitsubishi Materials Corp.	(29,200)	(602,965)
Mitsui OSK Lines Ltd.	(21,800)	(384,545)
NGK Insulators Ltd.	(12,800)	(169,848)
NH Foods Ltd.	(5,600)	(201,165)
Nikon Corp.	(25,100)	(235,528)
Nissan Motor Co. Ltd.	(39,400)	(135,770)
Nomura Real Estate Holdings, Inc.	(36,200)	(597,739)
Odakyu Electric Railway Co. Ltd.	(15,800)	(349,377)
Pan Pacific International Holdings Corp.	(74,200)	(1,439,542)
Panasonic Corp.	(46,000)	(354,403)
Park24 Co. Ltd.	(3,200)	(51,527)
Persol Holdings Co. Ltd.	(4,800)	(56,402)
Rakuten, Inc.	(255,900)	(2,184,265)
Ricoh Co. Ltd.	(154,900)	(1,068,127)

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Rohm Co. Ltd.	(1,300)	(83,101)
Ryohin Keikaku Co. Ltd.	(10,500)	(126,413)
SBI Holdings, Inc.	(7,500)	(141,942)
Seiko Epson Corp.	(86,500)	(989,009)
Shiseido Co. Ltd.	(37,200)	(2,210,889)
SUMCO Corp.	(11,600)	(167,544)
Taisho Pharmaceutical Holdings Co. Ltd.	(10,700)	(671,025)
THK Co. Ltd.	(24,800)	(602,466)
Toho Gas Co. Ltd.	(1,700)	(83,325)
Tohoku Electric Power Co., Inc.	(48,400)	(456,872)
Tokyu Fudosan Holdings Corp.	(365,600)	(1,822,634)
Toppan Printing Co. Ltd.	(32,100)	(482,180)
Toyoda Gosei Co. Ltd.	(2,800)	(52,548)
Yamada Denki Co. Ltd.	(154,100)	(735,211)
Yamaha Motor Co. Ltd.	(40,800)	(533,405)
Yamato Holdings Co. Ltd.	(7,800)	(137,226)
Yamazaki Baking Co. Ltd.	(56,900)	(1,006,878)
Yaskawa Electric Corp.	(2,500)	(83,050)
		(44,379,800)
Luxembourg—(0.1)%
Tenaris SA	(83,838)	(587,441)

Macau—(0.1)%
SJM Holdings Ltd.	(1,255,000)	(1,243,263)

Netherlands—(0.1)%
Koninklijke Vopak N.V.	(9,287)	(535,522)

New Zealand—(0.0)%†
Ryman Healthcare Ltd.	(38,973)	(289,526)

Norway—(0.2)%
Mowi ASA	(30,168)	(516,784)
Norsk Hydro ASA	(519,179)	(1,326,193)
Yara International ASA	(3,203)	(109,205)
		(1,952,182)

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Singapore—(0.4)%
City Developments Ltd.	(204,000)	(1,151,537)
Sembcorp Industries Ltd.	(425,900)	(489,280)
Singapore Airlines Ltd.	(98,300)	(425,922)
Suntec Real Estate Investment Trust	(160,300)	(159,146)
UOL Group Ltd.	(143,300)	(694,067)
		(2,919,952)
Spain—(0.5)%
CaixaBank SA	(41,491)	(74,613)
Ferrovial SA	(149,319)	(3,730,791)
Siemens Gamesa Renewable Energy SA	(2,633)	(39,154)
		(3,844,558)
Sweden—(0.6)%
Boliden AB	(164,327)	(3,373,894)
Electrolux AB, Series B	(33,290)	(460,157)
Kinnevik AB, Class B	(26,500)	(548,705)
		(4,382,756)
Switzerland—(0.2)%
Barry Callebaut AG	(476)	(933,014)
Pargesa Holding SA	(6,904)	(491,023)
		(1,424,037)
United Kingdom—(1.4)%
British Land Co. PLC/The	(7,068)	(36,018)
CNH Industrial N.V.	(139,254)	(871,659)
Kingfisher PLC	(371,670)	(736,350)
Land Securities Group PLC	(166,456)	(1,387,892)
Ocado Group PLC	(124,845)	(2,522,952)
Pearson PLC	(125,271)	(725,467)
SSE PLC	(93,318)	(1,469,175)
St James’s Place PLC	(38,469)	(412,518)
Standard Life Aberdeen PLC	(349,192)	(972,414)
Weir Group PLC/The	(38,356)	(461,161)
Whitbread PLC	(37,709)	(1,415,335)
		(11,010,941)
United States—(0.2)%
James Hardie Industries PLC	(92,329)	(1,348,926)
QIAGEN N.V.	(11,293)	(470,266)
		(1,819,192)
Total investments sold short (proceeds—$124,213,765)		(104,746,254)
Other assets in excess of liabilities—0.7%		5,393,331
Net assets—100.0%		$782,833,194

PACE International Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the last page of the Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	874,877,990	—	—	874,877,990
Preferred stocks	1,360,651	—	—	1,360,651
Short-term investments	—	4,174,728	—	4,174,728
Investment of cash collateral from securities loaned	—	1,772,748	—	1,772,748
Total	876,238,641	5,947,476	—	882,186,117

Liabilities
Investments sold short	(104,746,254)	—	—	(104,746,254)

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security, or portion thereof, was on loan at the period end.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $16,151,211, represented 2.0% of the Fund’s net assets at period end.
4	Security is traded on the Amsterdam Exchange.
5	Includes $13,228,002 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $5,491,627 and cash collateral of $1,772,748.

PACE International Emerging Markets Equity Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2020

Common stocks
Air freight & logistics	0.1%
Airlines	0.4
Auto components	0.7
Automobiles	1.1
Banks	9.1
Beverages	1.0
Capital markets	0.9
Chemicals	1.8
Communications equipment	0.1
Construction & engineering	0.9
Construction materials	0.8
Consumer finance	0.3
Diversified consumer services	0.6
Diversified financial services	0.5
Diversified telecommunication services	1.5
Electrical equipment	0.2
Electronic equipment, instruments & components	1.8
Energy equipment & services	0.3
Entertainment	2.4
Equity real estate investment trusts	0.4
Food & staples retailing	1.9
Food products	2.9
Gas utilities	0.3
Health care equipment & supplies	0.3
Health care providers & services	1.1
Hotels, restaurants & leisure	1.1
Household durables	1.9
Household products	0.5
Industrial conglomerates	1.2
Insurance	4.4
Interactive media & services	8.8
Internet & direct marketing retail	8.4
IT services	3.3
Machinery	0.9
Media	0.5
Metals & mining	3.3
Multi-utilities	0.00	†
Multiline retail	0.2
Oil, gas & consumable fuels	4.6
Paper & forest products	0.4
Personal products	1.4

PACE International Emerging Markets Equity Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2020

Common stocks—(concluded)
Pharmaceuticals	3.0
Real estate management & development	1.4
Real estate management & development	0.2
Road & rail	0.6
Semiconductors & semiconductor equipment	9.0
Software	1.3
Specialty retail	1.3
Technology hardware, storage & peripherals	2.5
Textiles, apparel & luxury goods	0.9
Thrifts & mortgage finance	1.4
Trading companies & distributors	0.1
Transportation infrastructure	1.2
Wireless telecommunication services	0.9
Total common stocks	96.1

Preferred stocks
Banks	0.4
Diversified telecommunication services	0.2
Multiline retail	0.2
Technology hardware, storage & peripherals	0.7
Total preferred stocks	1.5
Short-term investments	2.7
Investment of cash collateral from securities loaned	0.1
Total investments	100.4
Liabilities in excess of other assets	(0.4)
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—96.1%
Argentina—1.2%
Globant SA*	9,509	1,099,906
MercadoLibre, Inc.*	4,689	2,736,078
		3,835,984

Brazil—4.2%
B3 SA - Brasil Bolsa Balcao	229,000	1,617,937
Banco Bradesco SA	127,490	411,689
BRF SA*	182,033	649,078
Hypera SA	103,100	551,343
IRB Brasil Resseguros S/A	264,600	497,290
Itau Unibanco Holdings SA, PRF ADR	22,708	95,601
MRV Engenharia e Participacoes SA	191,500	533,519
Odontoprev SA	314,100	866,419
Pagseguro Digital Ltd., Class A*	27,266	690,648
Petrobras Distribuidora SA	116,121	417,044
Petroleo Brasileiro SA, ADR	229,095	1,583,046
Porto Seguro SA	41,600	346,469
Raia Drogasil SA	53,800	1,036,644
Rumo SA*	488,934	1,779,364
Suzano SA*	54,400	394,252
TOTVS SA	64,800	704,853
WEG SA	92,100	676,451
		12,851,647

Cayman Islands—0.2%
Kingboard Laminates Holdings Ltd.	572,500	560,500

Chile—0.1%
Liberty Latin America Ltd., Class C*	38,690	400,055

China—37.5%
Agile Group Holdings Ltd.	476,000	536,632
Alibaba Group Holding Ltd.*	46,300	1,176,537
Alibaba Group Holding Ltd., ADR*	79,250	16,061,597
Anhui Conch Cement Co. Ltd., Class H	143,500	1,129,120
Bank of China Ltd., Class H	3,258,000	1,248,147
Beijing Sinnet Technology Co. Ltd.	367,173	1,418,792
Brilliance China Automotive Holdings Ltd.	328,000	305,047
China Aoyuan Group Ltd.	549,000	643,008
China CITIC Bank Corp. Ltd., Class H	1,564,000	764,600
China Communications Services Corp. Ltd., Class H	1,106,000	786,077

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(continued)
China Construction Bank Corp., Class H	2,385,000	1,944,302
China Galaxy Securities Co. Ltd., Class H	1,077,000	550,135
China International Travel Service Corp. Ltd., Class A	169,835	2,198,768
China Life Insurance Co. Ltd., Class H	414,000	883,271
China Medical System Holdings Ltd.	628,000	748,497
China Merchants Bank Co. Ltd., Class H	375,000	1,797,001
China Minsheng Banking Corp. Ltd., Class H	1,028,500	769,468
China Mobile Ltd.	118,500	954,573
China National Building Material Co. Ltd., Class H	966,000	1,214,898
China Overseas Land & Investment Ltd.	240,000	880,748
China Petroleum & Chemical Corp., Class H	1,404,000	709,923
China Railway Group Ltd., Class H	1,173,000	705,086
China Traditional Chinese Medicine Holdings Co. Ltd.	1,262,000	559,984
China Unicom Hong Kong Ltd.	1,196,000	772,907
CITIC Ltd.	587,000	611,040
CRRC Corp. Ltd., Class H	1,429,000	757,587
CSPC Pharmaceutical Group Ltd.	500,000	993,228
Dongyue Group Ltd.	916,000	405,273
Focus Media Information Technology Co. Ltd., Class A	1,604,980	1,096,979
Fosun International Ltd.	631,000	799,280
Geely Automobile Holdings Ltd.	395,000	617,530
Great Wall Motor Co. Ltd., Class H	1,084,500	724,632
Guangzhou R&F Properties Co. Ltd., Class H	470,000	592,918
Haitong Securities Co. Ltd., Class H	713,600	650,777
Han's Laser Technology Industry Group Co. Ltd., Class A	136,500	586,485
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	126,000	572,817
Hangzhou Robam Appliances Co. Ltd., Class A	279,615	1,264,038
Hengan International Group Co. Ltd.	88,000	784,934
Industrial & Commercial Bank of China Ltd., Class H	1,028,000	698,815
JD.com, Inc., ADR*	67,788	2,921,663
Jiangsu Expressway Co. Ltd., Class H	38,000	45,340
Jiangsu Hengrui Medicine Co. Ltd., Class A	63,064	831,660
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.	56,900	794,265
Jiangxi Copper Co. Ltd., Class H	508,000	496,697
JOYY, Inc., ADR*,1	19,214	1,171,285
Kunlun Energy Co. Ltd.	1,222,000	796,014
Kweichow Moutai Co. Ltd., Class A	9,900	1,776,837
Lenovo Group Ltd.	1,250,000	680,426
Meituan Dianping, Class B*	37,445	501,360
Midea Group Co. Ltd., Class A	409,000	3,117,334
NetEase, Inc., ADR	13,990	4,825,990

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Offshore Oil Engineering Co. Ltd., Class A	1,304,677	915,777
People's Insurance Co. Group of China Ltd./The, Class H	2,080,000	681,483
PICC Property & Casualty Co. Ltd., Class H	744,000	713,050
Ping An Insurance Group Co. of China Ltd., Class H	602,500	6,194,034
Prosus N.V.*	845	64,060
Sangfor Technologies, Inc., Class A	40,997	1,113,391
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	664,000	1,012,380
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	372,200	655,821
Shenzhen International Holdings Ltd.	309,000	592,291
Shenzhen Sunway Communication Co. Ltd., Class A*	56,198	329,119
Shenzhou International Group Holdings Ltd.	163,000	1,899,652
Shimao Property Holdings Ltd.	191,000	771,145
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,194,000	602,802
Sinopharm Group Co. Ltd., Class H	474,384	1,285,013
TAL Education Group, ADR*	34,190	1,852,756
Tencent Holdings Ltd.	338,546	18,210,085
Tencent Music Entertainment Group, ADR*	173,058	1,974,592
Tingyi Cayman Islands Holding Corp.	1,032,000	1,826,384
Travelsky Technology Ltd., Class H	666,000	1,176,936
Wens Foodstuffs Group Co. Ltd., Class A	305,556	1,309,817
Yanzhou Coal Mining Co. Ltd., Class H	844,000	640,144
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H2	156,000	590,597
Yum China Holdings, Inc.	11,499	557,242
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	72,900	1,449,813
Zhejiang NHU Co. Ltd., Class A	378,421	1,464,402
		115,757,108

Czech Republic—0.1%
Komercni banka A.S.*	15,410	326,669

Egypt—0.1%
Commercial International Bank Egypt S.A.E. (CIB)	86,668	351,900

Germany—0.5%
Delivery Hero SE*,2	18,993	1,602,637

Ghana—0.1%
Tullow Oil PLC[1]	934,175	305,091

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Greece—0.5%
Eurobank Ergasias Services and Holdings SA*	786,165	317,211
Hellenic Telecommunications Organization SA	49,142	651,612
National Bank of Greece SA*	70,750	96,061
OPAP SA	51,956	466,875
		1,531,759

Hong Kong—0.3%
WH Group Ltd.[2]	1,028,500	992,348

Hungary—0.3%
MOL Hungarian Oil & Gas PLC	82,081	521,071
OTP Bank Nyrt	18,133	537,794
		1,058,865

India—10.9%
Apollo Hospitals Enterprise Ltd.	26,811	497,822
Asian Paints Ltd.	56,008	1,311,689
Bajaj Auto Ltd.	12,155	424,612
Bajaj Finance Ltd.	18,764	579,224
Britannia Industries Ltd.	18,861	795,116
Cipla Ltd.	80,150	629,289
Coal India Ltd.	203,259	401,944
Dr Reddy's Laboratories Ltd.	27,567	1,444,996
Federal Bank Ltd.	514,631	334,430
HCL Technologies Ltd.	138,534	1,002,732
HDFC Bank Ltd.	156,389	2,086,297
HDFC Life Insurance Co. Ltd.*,2	32,148	214,498
Hindalco Industries Ltd.	315,525	547,058
Hindustan Unilever Ltd.	32,721	956,423
Housing Development Finance Corp. Ltd.	151,100	3,855,218
ICICI Bank Ltd.	268,445	1,358,937
ICICI Lombard General Insurance Co. Ltd.[2]	52,655	904,941
Indiabulls Housing Finance Ltd.	197,022	348,157
IndusInd Bank Ltd.	22,502	140,280
Infosys Ltd.	313,446	2,986,492
Infosys Ltd., ADR	91,357	843,225
Maruti Suzuki India Ltd.	11,188	798,379
Max India Ltd.*	70,679	442,173
Motherson Sumi Systems Ltd.	870,323	1,014,672
REC Ltd.	426,666	542,885
Reliance Industries Ltd.	225,945	4,410,884

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
SBI Cards & Payment Services Ltd.*	34,423	274,646
Tata Consultancy Services Ltd.	54,447	1,460,560
Tata Steel Ltd.	169,575	673,603
Tech Mahindra Ltd.	104,568	760,640
United Spirits Ltd.*	89,939	642,729
UPL Ltd.	190,340	1,064,682
		33,749,233

Indonesia—1.4%
PT Bank Rakyat Indonesia Persero Tbk	8,201,600	1,505,235
PT Telekomunikasi Indonesia Persero Tbk	11,456,500	2,695,647
		4,200,882

Kazakhstan—0.3%
Halyk Savings Bank of Kazakhstan JSC	25,985	233,865
Kazakhmys PLC	130,122	679,482
		913,347

Macau—0.2%
Galaxy Entertainment Group Ltd.	40,200	261,605
Sands China Ltd.	104,800	431,231
		692,836

Malaysia—0.3%
AMMB Holdings Berhad	278,400	192,938
Genting Malaysia Berhad	1,072,300	591,012
		783,950

Mexico—1.5%
Fibra Uno Administracion SA de C.V.	670,138	549,713
Grupo Aeroportuario del Centro Norte SAB de C.V.	98,853	360,122
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	140,800	879,817
Grupo Aeroportuario del Sureste SA de C.V., ADR[1]	1,580	157,542
Grupo Bimbo SAB de C.V.	366,722	541,539
Grupo Financiero Banorte SAB de C.V., Class O	95,685	261,674
Kimberly-Clark de Mexico SAB de C.V., Class A	347,626	490,983

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Mexico—(concluded)
Wal-Mart de Mexico SAB de C.V.	510,200	1,227,181
		4,468,571
Panama—0.2%
Copa Holdings SA, Class A	15,991	706,962

Peru—0.6%
Credicorp Ltd.	12,016	1,790,624

Philippines—0.2%
SM Prime Holdings, Inc.	970,800	597,001

Poland—0.8%
KGHM Polska Miedz SA*	32,349	600,228
Polski Koncern Naftowy Orlen SA	51,316	771,323
Powszechna Kasa Oszczednosci Bank Polski SA	76,488	405,780
Powszechny Zaklad Ubezpieczen SA	71,885	524,653
		2,301,984
Qatar—0.0%†
Qatar Electricity & Water Co. QSC	10,089	41,841

Romania—0.0%†
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR	16,940	110,110

Russia—4.0%
Gazprom PJSC, ADR	197,685	998,309
Gazprom PJSC, ADR[3,4]	256,047	1,299,695
Lukoil PJSC, ADR[3,4]	16,359	1,071,514
Lukoil PJSC, ADR[3]	13,117	846,965
MMC Norilsk Nickel PJSC, ADR	28,419	789,480
Mobile TeleSystems PJSC, ADR	105,644	905,369
Sberbank of Russia PJSC, ADR	142,481	1,518,135
Severstal PAO, GDR	42,502	507,474
Yandex N.V., Class A*	113,359	4,282,703
		12,219,644
Singapore—0.2%
IGG, Inc.	934,000	592,748

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—3.4%
AngloGold Ashanti Ltd., ADR	70,200	1,712,178
Barloworld Ltd.	78,258	286,931
Bid Corp. Ltd.	55,756	726,899
Bidvest Group Ltd./The	112,126	910,716
Capitec Bank Holdings Ltd.	21,139	1,028,695
Clicks Group Ltd.	74,054	921,745
Exxaro Resources Ltd.	72,115	419,450
FirstRand Ltd.	149,741	326,941
Growthpoint Properties Ltd.	871,064	654,631
Impala Platinum Holdings Ltd.	120,507	729,459
Naspers Ltd., Class N	6,484	1,014,065
Old Mutual Ltd.	1,039,899	752,904
Shoprite Holdings Ltd.	87,512	505,795
Truworths International Ltd.	285,369	454,022
		10,444,431
South Korea—10.0%
AMOREPACIFIC Group	13,911	663,326
CJ Corp.	9,876	656,536
Coway Co. Ltd.	8,725	439,669
Daelim Industrial Co. Ltd.	11,897	860,212
Douzone Bizon Co. Ltd.	13,841	998,501
Fila Holdings Corp.	31,286	893,556
Hana Financial Group, Inc.	31,002	702,249
Hotel Shilla Co. Ltd.	12,036	841,616
Hyundai Glovis Co. Ltd.	4,980	414,847
Hyundai Mobis Co. Ltd.	5,024	709,203
Hyundai Motor Co.	8,825	677,927
Hyundai Wia Corp.	17,094	460,863
KB Financial Group, Inc.	25,347	722,892
Korea Zinc Co. Ltd.	862	273,078
LG Chem Ltd.	4,277	1,321,589
LG Household & Health Care Ltd.	2,201	2,503,661
LG Uplus Corp.	56,959	624,074
Lotte Shopping Co. Ltd.	9,363	766,898
NAVER Corp.	22,042	3,572,814
Paradise Co. Ltd.	41,659	538,495
Samsung Electro-Mechanics Co. Ltd.	12,106	1,127,688
Samsung Electronics Co. Ltd.	148,972	6,113,177
Samsung Fire & Marine Insurance Co. Ltd.	3,216	502,809
SFA Engineering Corp.	20,159	578,240

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Shinhan Financial Group Co. Ltd.	58,831	1,475,060
SK Hynix, Inc.	25,341	1,740,770
Soulbrain Co. Ltd.	13,782	825,710
		31,005,460
Taiwan—12.2%
ASE Technology Holding Co. Ltd.	396,000	893,569
Chailease Holding Co. Ltd.	175,000	673,835
China Life Insurance Co. Ltd.*	1,134,487	782,102
Chinatrust Financial Holding Co. Ltd.	657,934	442,509
Compeq Manufacturing Co. Ltd.	561,000	753,685
E.Sun Financial Holding Co. Ltd.	1,368,438	1,256,313
Globalwafers Co. Ltd.	80,281	1,039,402
Hiwin Technologies Corp.	97,000	939,452
MediaTek, Inc.	268,169	3,742,543
Mega Financial Holding Co. Ltd.	161,118	163,088
Pixart Imaging, Inc.	92,000	546,063
Powertech Technology, Inc.	207,000	703,075
President Chain Store Corp.	18,000	186,438
SinoPac Financial Holdings Co. Ltd.	1,655,000	678,997
Synnex Technology International Corp.	508,000	681,627
Taiwan Semiconductor Manufacturing Co. Ltd.	1,049,831	10,750,207
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	131,343	6,978,254
Tripod Technology Corp.	231,000	827,317
Uni-President Enterprises Corp.	1,004,000	2,346,544
Unimicron Technology Corp.	693,000	998,606
Win Semiconductors Corp.	150,000	1,356,918
Wistron Corp.	1,088,755	1,034,329
		37,774,873
Thailand—1.8%
Advanced Info Service PCL, NVDR	149,500	914,882
Airports of Thailand PCL	843,700	1,623,252
Charoen Pokphand Foods PCL	759,000	633,380
CP ALL PCL	601,500	1,319,935
Kasikornbank PCL	14,900	39,720
Minor International PCL, NVDR	991,519	646,609

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Thailand—(concluded)
Thanachart Capital PCL, NVDR	392,000	445,248
		5,623,026
Turkey—1.2%
Arcelik A.S.*	181,868	426,731
Tekfen Holding A.S.	155,901	317,847
Turk Hava Yollari AO*	421,432	644,554
Turkiye Garanti Bankasi A.S.*	778,266	928,641
Turkiye Is Bankasi A.S., Class C*	816,948	578,567
Turkiye Sise ve Cam Fabrikalari A.S.	1,015,134	704,399
		3,600,739
United Arab Emirates—0.3%
Emaar Properties PJSC	742,558	551,892
First Abu Dhabi Bank PJSC	130,127	410,948
		962,840
United Kingdom—0.4%
Mondi PLC	50,439	895,744
Unilever PLC	8,370	432,433
		1,328,177
Vietnam—0.3%
Hoa Phat Group JSC*	722,700	663,197
Vincom Retail JSC	238,000	234,658
		897,855
Zambia—0.8%
First Quantum Minerals Ltd.	413,990	2,528,047
Total Common stocks (cost—$298,442,166)		296,909,744

Preferred stocks—1.5%
Brazil—0.8%
Banco do Estado do Rio Grande do Sul SA, Class B	160,500	370,119
Itausa - Investimentos Itau SA	631,430	1,045,049
Lojas Americanas SA	128,200	586,553

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Brazil—(concluded)
Telefonica Brasil SA	74,800	627,930
		2,629,651
South Korea—0.7%
Samsung Electronics Co. Ltd.	61,842	2,144,384
Total preferred stocks (cost—$6,412,873)		4,774,035

Short-term investments—2.7%
Investment companies—2.7%
State Street Institutional U.S. Government Money Market Fund (cost—$8,223,139)	8,223,139	8,223,139

Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$174,215)	174,215	174,215
Total investments (cost—$313,252,393)[5]—100.4%		310,081,133
Liabilities in excess of other assets—(0.4)%		(1,171,604)
Net assets—100.0%		$308,909,529

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio’s  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2020 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	296,909,744	—	—	296,909,744
Preferred stocks	4,774,035	—	—	4,774,035
Short-term investments	—	8,223,139	—	8,223,139
Investment of cash collateral from securities loaned	—	174,215	—	174,215
Total	301,683,779	8,397,354	—	310,081,133

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05%.
[1]	Security, or portion thereof, was on loan at the period end.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $4,305,021, represented 1.4% of the Fund’s net assets at period end.
[3]	Security is traded on the Turquoise Exchange.
[4]	Security is traded on the over-the-counter (“OTC”) market.
[5]	Includes $164,359 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $174,215.

PACE Global Real Estate Securities Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2020

Common stocks
Apartments	11.6%
Diversified	20.2
Health care	8.3
Hotels	2.2
Hotels & motels	4.4
Manufactured homes	1.2
Office property	12.0
Real estate management/service	6.2
Real estate operations/development	10.0
Regional malls	0.9
Shopping centers	2.6
Single tenant	2.6
Storage	2.5
Warehouse/industrial	14.9
Total common stocks	99.6
Short-term investments	0.5
Investment of cash collateral from securities loaned	0.1
Total investments	100.2
Liabilities in excess of other assets	(0.2)
Net assets	100.0%

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—99.6%
Australia—4.4%
Dexus	507,731	3,030,705
Mirvac Group	561,493	819,609
		3,850,314
Canada—3.5%
Allied Properties Real Estate Investment Trust	38,900	1,245,292
Boardwalk Real Estate Investment Trust	59,608	1,138,673
Granite Real Estate Investment Trust	14,986	684,730
		3,068,695
France—2.0%
Gecina SA	6,963	908,781
Unibail-Rodamco-Westfield	14,300	841,827
		1,750,608
Germany—5.9%
Alstria office REIT-AG	42,071	630,235
Deutsche Wohnen SE	44,835	1,817,899
Vonovia SE	54,898	2,710,206
		5,158,340
Hong Kong—6.2%
CK Asset Holdings Ltd.	219,222	1,385,602
Hang Lung Properties Ltd.	439,766	942,781
Sun Hung Kai Properties Ltd.	136,965	1,879,791
Swire Properties Ltd.	404,128	1,133,800
		5,341,974
Japan—11.1%
Daiwa Office Investment Corp.	117	650,878
GLP J-Reit	1,173	1,516,052
Invesco Office J-Reit, Inc. [1]	8,775	1,172,562
LaSalle Logiport REIT	777	1,098,364
MCUBS MidCity Investment Corp.	2,169	1,517,885
Mitsui Fudosan Co. Ltd.	144,991	2,699,455
Mitsui Fudosan Logistics Park, Inc.	246	974,235
		9,629,431
Singapore—4.5%
CapitaLand Ltd.	293,959	627,463

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
City Developments Ltd.	264,504	1,493,069
Keppel DC REIT	464,550	774,168
Keppel REIT	1,341,737	1,008,574
		3,903,274
Sweden—1.0%
Hufvudstaden AB, Class A	65,328	839,728

United Kingdom—5.9%
Capital & Counties Properties PLC	369,447	773,824
Derwent London PLC	41,458	1,621,840
Segro PLC	85,288	891,158
Tritax Big Box REIT PLC	1,145,285	1,739,638
Tritax EuroBox PLC [2]	129,731	137,253
		5,163,713
United States—55.1%
Americold Realty Trust	23,446	717,213
AvalonBay Communities, Inc.	15,093	2,459,404
Boston Properties, Inc.	17,800	1,729,804
Camden Property Trust	5,381	473,905
CareTrust REIT, Inc.	56,524	931,516
Cousins Properties, Inc.	27,279	823,007
CyrusOne, Inc.	25,426	1,783,634
Digital Realty Trust, Inc.	14,400	2,152,656
Douglas Emmett, Inc.	48,288	1,472,301
Duke Realty Corp.	32,379	1,123,551
Equinix, Inc.	1,059	715,037
Equity Residential	39,798	2,589,258
Essex Property Trust, Inc.	6,542	1,596,902
Federal Realty Investment Trust	10,599	882,579
Four Corners Property Trust, Inc.	40,563	908,206
Healthpeak Properties, Inc.	42,739	1,117,197
Host Hotels & Resorts, Inc.	139,192	1,713,454
Kilroy Realty Corp.	21,907	1,363,930
MGM Growth Properties LLC, Class A	69,444	1,747,905
Mid-America Apartment Communities, Inc.	16,288	1,822,953
National Retail Properties, Inc.	41,682	1,360,500
Park Hotels & Resorts, Inc.	13,818	131,409
Pebblebrook Hotel Trust	54,512	645,422
Physicians Realty Trust	92,174	1,421,323

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Prologis, Inc.	67,946	6,062,822
Public Storage	11,564	2,144,544
Regency Centers Corp.	11,959	525,120
Rexford Industrial Realty, Inc.	10,535	428,985
Simon Property Group, Inc.	12,400	827,948
Sun Communities, Inc.	8,152	1,095,629
Ventas, Inc.	25,100	811,985
VICI Properties, Inc.[1]	77,498	1,350,015
Welltower, Inc.	57,212	2,930,971
		47,861,085
Total common stocks (cost—$96,863,605)		86,567,162

Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund (cost—$405,344)	405,344	405,344

Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$84,420)	84,420	84,420
Total investments (cost—$97,353,369)[3]—100.2%		87,056,926
Liabilities in excess of other assets—(0.2)%		(145,502)
Net assets—100.0%		$86,911,424

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio's  investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	85,725,335	841,827	—	86,567,162
Short-term investments	—	405,344	—	405,344
Investment of cash collateral from securities loaned	—	84,420	—	84,420
Total	85,725,335	1,331,591	—	87,056,926

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Security, or portion thereof, was on loan at the period end.

[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $137,253, represented 0.2% of the Fund's net assets at period end.

[3]	Includes $1,014,129 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $997,147 and cash collateral of $84,420.

PACE Alternative Strategies Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2020

Common stocks
Aerospace & defense	0.9%
Air freight & logistics	0.3
Airlines	0.1
Auto components	0.2
Automobiles	0.0	†
Banks	1.0
Beverages	0.3
Biotechnology	0.8
Building products	1.2
Capital markets	1.7
Chemicals	0.3
Commercial services & supplies	1.2
Communications equipment	0.2
Construction & engineering	0.0	†
Construction materials	0.1
Consumer finance	0.3
Containers & packaging	0.3
Distributors	0.0	†
Diversified consumer services	0.1
Diversified financial services	1.2
Diversified telecommunication services	0.2
Electric utilities	1.8
Electrical equipment	0.2
Electronic equipment, instruments & components	0.6
Energy equipment & services	0.0	†
Entertainment	1.0
Equity real estate investment trusts	0.9
Food & staples retailing	1.4
Food products	0.4
Gas utilities	0.0	†
Health care equipment & supplies	2.6
Health care providers & services	1.3
Health care technology	0.1
Hotels, restaurants & leisure	0.7
Household durables	1.2
Household products	0.6
Independent power and renewable electricity producers	0.3
Industrial conglomerates	0.2
Insurance	0.5
Interactive media & services	1.5
Internet & direct marketing retail	0.8

PACE Alternative Strategies Investments
Industry diversification—April 30, 2020 (unaudited) (continued)
As a percentage of net assets as of April 30, 2020

IT services	2.6
Leisure products	0.2
Life sciences tools & services	0.6
Machinery	0.5
Media	0.6
Metals & mining	0.7
Multi-utilities	0.1
Multiline retail	0.3
Oil, gas & consumable fuels	0.8
Paper & forest products	0.2
Personal products	0.0	†
Pharmaceuticals	0.9
Professional services	0.7
Real estate management & development	0.2
Road & rail	0.3
Semiconductors & semiconductor equipment	2.5
Software	4.0
Specialty retail	1.1
Technology hardware, storage & peripherals	0.9
Textiles, apparel & luxury goods	0.4
Thrifts & mortgage finance	0.3
Trading companies & distributors	0.1
Transportation infrastructure	0.0	†
Wireless telecommunication services	0.7
Total Common stocks	45.2
Preferred stocks
Aerospace & defense	0.0	†
Automobiles	0.0	†
Chemicals	0.1
Health care equipment & supplies	0.0	†
Total preferred stocks	0.1

PACE Alternative Strategies Investments

Industry diversification—(unaudited) (continued)

As a percentage of net assets as of April 30, 2020

Investment companies	5.4
Corporate bonds
Advertising	0.0	†
Auto manufacturers	0.3
Auto parts & equipment	0.0	†
Banks	1.4
Beverages	0.0	†
Biotechnology	1.6
Building materials	0.0	†
Chemicals	0.0	†
Commercial services	0.2
Computers	0.0	†
Distribution & wholesale	0.0	†
Diversified financial services	0.1
Electric	0.1
Electrical components & equipment	0.0	†
Engineering & construction	0.5
Entertainment	0.0	†
Environmental control	0.0	†
Food	0.0	†
Food Service	0.0	†
Healthcare-products	0.3
Healthcare-services	0.6
Home builders	0.0	†
Household products/wares	0.0	†
Housewares	0.0	†
Insurance	0.0	†
Internet	0.2
Investment companies	0.0	†
Iron & steel	0.5
Leisure Time	0.4
Lodging	0.7
Media	1.7
Mining	0.0	†
Oil & gas	0.1
Oil & gas services	0.0	†
Packaging & containers	0.1
Pharmaceuticals	0.4
Pipelines	0.1
Real estate	0.0	†
Real estate investment trusts	0.0	†
Retail	0.0	†
Semiconductors	0.5
Software	0.7
Telecommunications	0.2

PACE Alternative Strategies Investments
Industry diversification—(unaudited) (continued)
As a percentage of net assets as of April 30, 2020

Toys/Games/Hobbies	0.0	†
Total corporate bonds	10.7
Short-term investments	29.8
Short-term U.S. Treasury obligations	4.6
Foreign exchange options purchased
Call options	0.0	†
Put options	0.0	†
Total foreign exchange options purchased	0.0	†
Options purchased
Put options	0.1
Total options purchased	0.1

PACE Alternative Strategies Investments

Industry diversification—(unaudited) (continued)

As a percentage of net assets as of April 30, 2020

Investments sold short
Common stocks
Aerospace & defense	(0.2)%
Air freight & logistics	(0.3)
Airlines	(0.1)
Auto components	(0.2)
Automobiles	(0.3)
Banks	(0.2)
Biotechnology	(1.2)
Building products	(0.1)
Capital markets	(0.3)
Chemicals	(0.3)
Commercial services & supplies	(0.1)
Communications equipment	(0.1)
Containers & packaging	(0.1)
Electric utilities	(0.1)
Electrical equipment	(0.1)
Energy equipment & services	(0.4)
Entertainment	(1.3)
Equity real estate investment trusts	(0.5)
Food & staples retailing	(0.3)
Food products	(0.2)
Gas utilities	(0.1)
Health care equipment & supplies	(0.3)
Health care providers & services	(0.5)
Hotels, restaurants & leisure	(1.5)
Interactive media & services	(0.2)
Internet & direct marketing retail	(0.1)
IT services	(1.2)
Leisure products	(0.1)
Machinery	(0.3)
Media	(0.5)
Metals & mining	(1.5)
Multiline retail	(0.3)
Oil, gas & consumable fuels	(0.4)
Paper & forest products	(0.2)
Pharmaceuticals	(0.2)
Professional services	(0.0)†
Semiconductors & semiconductor equipment	(0.6)
Software	(0.4)
Specialty retail	(0.1)
Textiles, apparel & luxury goods	(0.0)†
Transportation infrastructure	(0.1)
Total Common stocks	(15.0)

PACE Alternative Strategies Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2020

Corporate bonds
Iron & steel	(0.2)
Total corporate bonds	(0.2)
Investment companies	(3.9)
Other assets in excess of liabilities	23.2
Net assets	100.0%

†Amount represents less than 0.05% or (0.05)%.

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—45.2%
Australia—0.5%
AGL Energy Ltd.	39,695	438,708
BHP Group PLC	4,501	75,749
Coles Group Ltd.	118,938	1,202,117
Fortescue Metals Group Ltd.	59,668	465,037
Rio Tinto PLC	1,496	69,424
		2,251,035
Austria—0.0%†
OMV AG	186	6,094

Belgium—0.2%
Ageas	24,204	871,312
Galapagos N.V.*	56	12,366
Groupe Bruxelles Lambert SA	105	8,386
Proximus SADP	204	4,353
Solvay SA	95	7,416
Umicore SA	264	11,401
		915,234
Canada—4.9%
Advantage Oil & Gas Ltd.*,1	187,720	304,786
Alimentation Couche-Tard, Inc., Class B1	39,520	1,102,738
AltaGas Ltd.	3,100	37,059
ARC Resources Ltd.[1]	78,670	331,760
Barrick Gold Corp.	15,200	391,261
Barrick Gold Corp.[1]	28,000	720,160
Boyd Group Services, Inc.[1]	14,070	1,979,676
Brookfield Asset Management, Inc., Class A1	55,000	1,860,100
Cameco Corp.	10,500	104,400
Canadian Apartment Properties REIT[1]	39,410	1,356,183
Canadian Pacific Railway Ltd.[1]	2,640	600,015
Canadian Utilities Ltd., Class A	8,100	197,619
Cargojet, Inc.[1]	5,760	581,731
CGI, Inc.*	15,720	1,002,525
Colliers International Group, Inc.[1]	3,130	171,774
Constellation Software, Inc.	1,279	1,229,915
Descartes Systems Group, Inc./The*,1	4,000	168,320
Element Fleet Management Corp.[1]	100,730	743,200
European Residential Real Estate Investment Trust[1]	362,650	1,029,108
FirstService Corp.[1]	7,280	629,439
GDI Integrated Facility Services, Inc.*	10,480	218,567
H&R Real Estate Investment Trust	65,500	463,975

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Hydro One Ltd.[2]	39,900	723,500
InterRent Real Estate Investment Trust[1]	14,060	146,767
Keyera Corp.	19,800	293,739
Kinaxis, Inc.*,1	1,570	157,818
Kirkland Lake Gold Ltd.	18,900	781,282
Kirkland Lake Gold Ltd.[1]	7,500	310,650
Lightspeed POS, Inc.*,1	10,530	199,487
Methanex Corp.	20,980	333,552
Minto Apartment Real Estate Investment Trust[1]	47,110	698,214
Norbord, Inc.[1]	20,949	339,164
Northland Power, Inc.[1]	16,760	359,655
Novagold Resources, Inc.*	5,499	61,534
Onex Corp.	16,700	769,763
Open Text Corp.	2,039	77,051
Parkland Fuel Corp.	21,200	501,538
People Corp.*,1	69,800	451,309
Profound Medical Corp.*,1	11,390	153,836
RioCan Real Estate Investment Trust	14,500	165,631
Summit Industrial Income REIT[1]	33,990	253,469
Troilus Gold Corp.*,1	157,530	107,514
Well Health Technologies Corp.*,1	144,400	217,853
		22,327,637
China—0.0%†
Yum China Holdings, Inc.	1,038	50,301

Denmark—0.3%
Coloplast A/S, Class B	7,757	1,226,903

Finland—0.2%
Elisa Oyj	196	11,908
Fortum Oyj	1,198	19,889
Kone Oyj, Class B	4,539	275,165
Metso Oyj	166	4,608
Nokia Oyj, ADR	200,195	716,698
Stora Enso Oyj, R Shares	796	9,421
Wartsila Oyj Abp	633	4,650
		1,042,339
France—0.7%
Accor SA	252	6,992
Aeroports de Paris	36	3,527

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Airbus SE*	13,932	883,676
Alstom SA	248	10,153
Arkema SA	93	7,715
Atos SE	126	8,983
Bouygues SA	2,491	76,734
Bureau Veritas SA	378	7,846
Carrefour SA	4,556	67,376
Cie de Saint-Gobain	8,613	228,507
Cie Generale des Etablissements Michelin SCA	752	73,425
CNP Assurances*	2,049	21,163
Covivio	69	4,321
Eiffage SA	127	10,396
Electricite de France SA	36,279	289,188
Gecina SA	62	8,092
Getlink SE	568	7,239
Ingenico Group SA	78	9,804
Klepierre SA	312	6,310
Natixis SA	1,204	2,851
Orpea	68	7,564
Peugeot SA	5,526	79,178
Publicis Groupe SA	291	8,652
Renault SA	269	5,337
Rubis SCA	123	5,521
Safran SA	6,038	557,262
Sartorius Stedim Biotech	2,727	654,456
Schneider Electric SE	2,618	239,441
SCOR SE	222	6,252
Sodexho SA	111	8,819
Suez	510	5,765
Ubisoft Entertainment SA*	131	9,750
Valeo SA	291	6,751
Worldline SA*,2	174	11,818
		3,340,864
Germany—0.3%
Aroundtown SA	1,567	8,431
Brenntag AG	201	9,073
Carl Zeiss Meditec AG	2,280	224,743
Commerzbank AG	1,293	4,781
Continental AG	914	77,324
Covestro AG2	207	6,959

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Delivery Hero SE*,2	183	15,442
Evonik Industries AG	249	6,129
GEA Group AG	192	4,414
Hannover Rueck SE	78	12,437
Knorr-Bremse AG	63	5,859
LANXESS AG	102	5,025
LEG Immobilien AG	90	10,340
Puma SE	109	6,854
Rheinmetall AG	57	3,862
Scout24 AG2	140	9,159
Siemens AG	840	77,949
Siemens Healthineers AG2	195	8,590
thyssenKrupp AG*	529	3,525
Uniper SE	29,146	782,521
Zalando SE*,2	211	10,287
		1,293,704
Hong Kong—0.3%
CLP Holdings Ltd.	94,000	1,003,960
HK Electric Investments & HK Electric Investments Ltd.	313,000	322,993
Power Assets Holdings Ltd.	18,000	120,387
		1,447,340
Ireland—0.1%
Bank of Ireland Group PLC	1,403	2,833
Flutter Entertainment PLC*	105	12,853
Kingspan Group PLC	4,915	250,454
Smurfit Kappa Group PLC	289	9,064
		275,204
Israel—0.2%
Check Point Software Technologies Ltd.*,1	7,904	835,769

Italy—0.1%
Davide Campari-Milano SpA	628	4,865
FinecoBank Banca Fineco SpA	792	8,801
Intesa Sanpaolo SpA	57,282	89,325
Leonardo SpA	525	3,621
Mediobanca Banca di Credito Finanziario SpA	816	4,729
Moncler SpA	260	9,773
Nexi SpA*,2	388	5,878
Poste Italiane SpA[2]	607	5,156

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
Prysmian SpA	349	6,567
Telecom Italia SpA*	194,720	77,160
Terna Rete Elettrica Nazionale SpA	1,833	11,490
UniCredit SpA*	11,469	88,342
		315,707
Japan—2.2%
Advantest Corp.	11,700	574,561
Chugai Pharmaceutical Co. Ltd.	300	35,810
Daikin Industries Ltd.	3,300	430,662
Hitachi Metals Ltd.	4,100	40,345
Kakaku.com, Inc.	30,600	627,312
KDDI Corp.	35,200	1,019,772
Murata Manufacturing Co. Ltd.	3,000	168,262
Nintendo Co. Ltd.	1,600	665,704
Nomura Research Institute Ltd.	32,100	787,880
Otsuka Corp.	19,750	891,662
Softbank Corp.	116,756	1,592,795
Sundrug Co. Ltd.	27,400	943,419
Suzuken Co. Ltd.	14,100	546,578
Tokyo Electron Ltd.	3,600	769,548
Toppan Printing Co. Ltd.	20,800	312,441
Welcia Holdings Co. Ltd.	10,600	766,491
		10,173,242
Luxembourg—0.0%†
ArcelorMittal SA	7,741	84,847
Eurofins Scientific SE	15	8,301
SES SA	499	3,333
Tenaris SA	607	4,253
		100,734
Netherlands—0.2%
ABN AMRO Group N.V.[2]	612	4,695
Aegon N.V.	2,374	6,114
Argenx SE*	56	8,438
ASM International N.V.	63	6,935
ASR Nederland N.V.	183	4,923
EXOR N.V.	147	8,037
Heineken Holding N.V.	130	10,129
Just Eat Takeaway.com N.V.*,2	151	15,392
Koninklijke KPN N.V.	4,585	10,612

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Koninklijke Vopak N.V.	777	44,805
Randstad N.V.	8,303	333,290
Royal Dutch Shell PLC, ADR, Class A	5,265	174,429
Signify N.V.[2]	8,020	163,602
		791,401
New Zealand—0.2%
a2 Milk Co. Ltd.*	72,778	876,394

Portugal—0.0%†
Galp Energia, SGPS SA	638	7,352

Singapore—0.2%
Singapore Exchange Ltd.	141,300	966,950

South Korea—0.1%
Samsung Electronics Co. Ltd.	6,983	286,553
SK Hynix, Inc.	4,101	281,713
		568,266
Spain—0.2%
ACS, Actividades de Contruccion y Servicios SA	357	8,908
Banco de Sabadell SA	7,315	3,031
Banco Santander SA	40,164	89,678
Bankinter SA	839	3,461
CaixaBank SA	4,666	8,391
Enagas SA	307	7,162
Endesa SA	412	9,142
Grifols SA	383	13,036
Merlin Properties Socimi SA	475	4,404
Naturgy Energy Group SA	446	7,874
Red Electrica Corp. SA	39,948	702,840
		857,927
Sweden—0.1%
Assa Abloy AB, Class B	18,332	330,817

Switzerland—0.9%
Alcon, Inc.*	39,137	2,066,825
Geberit AG	1,550	695,473
Schindler Holding AG	3,180	706,666

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
STMicroelectronics N.V.	31,500	818,452
		4,287,416
Taiwan—0.1%
MediaTek, Inc.	13,000	181,427
Win Semiconductors Corp.	17,000	153,784
		335,211
United Kingdom—0.9%
Barratt Developments PLC	111,639	729,762
BP PLC	18,928	74,642
BP PLC, ADR	8,012	190,686
Experian PLC	13,267	397,025
Intertek Group PLC	5,026	300,687
Johnson Matthey PLC	2,922	73,329
London Stock Exchange Group PLC	2,723	255,712
Melrose Industries PLC	92,530	116,285
Persimmon PLC	25,509	708,435
Taylor Wimpey PLC	415,488	769,523
TechnipFMC PLC	576	5,040
Vodafone Group PLC	488,929	690,565
		4,311,691
United States—32.3%
A.O. Smith Corp.	1,151	48,779
AAON, Inc.	935	44,543
Abbott Laboratories	20,056	1,846,957
ABIOMED, Inc.*	300	57,375
Acacia Communications, Inc.*	645	43,660
Acceleron Pharma, Inc.*	508	45,989
Accenture PLC, Class A1	5,773	1,069,102
Acuity Brands, Inc.	961	83,213
Adobe, Inc.*,1	4,869	1,721,873
Advanced Disposal Services, Inc.*	1,338	43,151
AeroVironment, Inc.*	815	49,112
Agilent Technologies, Inc.	609	46,686
Akamai Technologies, Inc.*	471	46,021
Alarm.com Holdings, Inc.*	1,089	48,711
Albireo Pharma, Inc.*	2,200	49,412
Allegion PLC[1]	14,140	1,421,636
Alliant Energy Corp.[1]	11,336	550,363
Allogene Therapeutics, Inc.*	2,180	63,002

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Alnylam Pharmaceuticals, Inc.*	411	54,129
Alphabet, Inc., Class A*,1	2,143	2,885,978
Alphabet, Inc., Class C*,1	81	109,241
Altice USA, Inc., Class A*	4,669	121,254
Amazon.com, Inc.*,1	1,480	3,661,520
Ambarella, Inc.*	903	47,480
Amdocs Ltd.	807	52,003
Amedisys, Inc.*	247	45,488
American Axle & Manufacturing Holdings, Inc.*	38,615	166,817
American Eagle Outfitters, Inc.	2,554	20,304
AMETEK, Inc.	606	50,825
Amphenol Corp., Class A	587	51,809
ANSYS, Inc.*	192	50,271
Anterix, Inc.*	1,028	53,970
Aon PLC	1,502	259,350
Appfolio, Inc., Class A*	409	44,933
Apple, Inc.[1]	9,160	2,691,208
Applied Materials, Inc.[1]	10,750	534,060
AptarGroup, Inc.	450	48,186
Arena Pharmaceuticals, Inc.*	1,029	50,390
Arista Networks, Inc.*	325	71,272
Arthur J. Gallagher & Co.	3,277	257,244
Aspen Technology, Inc.*	450	46,013
Atlas Air Worldwide Holdings, Inc.*	14,715	483,388
Atlassian Corp. PLC, Class A*	302	46,958
Atmos Energy Corp.	440	44,867
AtriCure, Inc.*	1,418	61,144
Atrion Corp.	68	42,964
Autodesk, Inc.*	3,005	562,326
Automatic Data Processing, Inc.	489	71,731
Avalara, Inc.*	548	48,975
Badger Meter, Inc.	861	50,825
Balchem Corp.	451	40,247
Ball Corp.	7,639	501,042
Bandwidth, Inc., Class A*	644	52,525
Berkshire Hathaway, Inc., Class B*,1	21,637	4,053,908
Bio-Rad Laboratories, Inc., Class A*,1	2,501	1,100,690
Bio-Techne Corp.	236	53,100
BioMarin Pharmaceutical, Inc.*	537	49,415
BJ’s Wholesale Club Holdings, Inc.*	10,241	269,441
Black Knight, Inc.*	757	53,421

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Booz Allen Hamilton Holding Corp.[1]	12,979	953,178
BorgWarner, Inc.	12,571	359,153
Boston Beer Co., Inc./The, Class A*	124	57,847
Boston Scientific Corp.*	18,430	690,756
Brady Corp., Class A	970	42,234
Broadcom, Inc.	609	165,417
Broadridge Financial Solutions, Inc.[1]	6,257	725,812
Brown & Brown, Inc.	2,412	86,615
Brown-Forman Corp., Class B	778	48,392
Cable One, Inc.	113	216,153
Cadence Design Systems, Inc.*,1	4,950	401,593
Cal-Maine Foods, Inc.	1,075	44,623
Calavo Growers, Inc.	787	45,646
Callaway Golf Co.	10,228	146,465
Capital One Financial Corp.	20,956	1,357,111
Cardiovascular Systems, Inc.*	1,251	52,542
Cargurus, Inc.*	2,309	52,830
Carlisle Cos., Inc.	355	42,941
Carnival Corp.	70,761	1,125,100
Carnival PLC	6,420	88,582
Carrier Global Corp.*,1	10,609	187,885
CBOE Holdings, Inc.[1]	7,589	754,195
CDW Corp.[1]	6,693	741,584
Centene Corp.*	3,749	249,608
Cerner Corp.	691	47,948
Change Healthcare, Inc.*	4,310	50,168
Charter Communications, Inc., Class A*	1,059	524,449
Chegg, Inc.*	1,183	50,573
Chemed Corp.	104	43,323
Chevron Corp.	1,719	158,148
Chipotle Mexican Grill, Inc.*	69	60,620
Choice Hotels International, Inc.	701	52,610
Church & Dwight Co., Inc.	684	47,873
Cintas Corp.[1]	6,943	1,540,166
Citrix Systems, Inc.	302	43,793
Clean Harbors, Inc.*,1	2,100	112,203
Clorox Co./The[1]	4,428	825,556
Codexis, Inc.*	4,278	49,668
Cognex Corp.	971	53,638
Colgate-Palmolive Co.[1]	12,353	868,045
Columbia Sportswear Co.	642	46,795

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Comcast Corp., Class A	11,805	444,222
Constellation Brands, Inc., Class A	5,643	929,346
Cooper Cos., Inc./The	158	45,299
Copart, Inc.*,1	8,884	711,697
Corcept Therapeutics, Inc.*	3,793	48,019
CorVel Corp.*	828	43,627
CoStar Group, Inc.*	74	47,971
Costco Wholesale Corp.[1]	3,726	1,128,978
Coty, Inc., Class A	22,644	123,410
CryoPort, Inc.*	2,884	54,335
CSW Industrials, Inc.	810	53,654
D.R. Horton, Inc.[1]	19,653	928,015
Danaher Corp.	5,384	880,069
Deckers Outdoor Corp.*	328	48,793
DENTSPLY SIRONA, Inc.[1]	13,778	584,738
DexCom, Inc.*	163	54,638
DISH Network Corp., Class A*	11,296	282,569
DocuSign, Inc.*	504	52,794
Dolby Laboratories, Inc., Class A	810	48,624
Dollar General Corp.[1]	6,024	1,056,007
Domino’s Pizza, Inc.[1]	2,343	848,002
Donaldson Co., Inc.	1,170	51,281
Dorman Products, Inc.*	828	52,230
Dropbox, Inc., Class A*	31,977	672,157
Eagle Pharmaceuticals, Inc.*	1,078	54,956
Ecolab, Inc.[1]	2,360	456,660
Eidos Therapeutics, Inc.*	1,161	53,917
El Paso Electric Co.	651	44,268
Elanco Animal Health, Inc.*	62,982	1,556,285
Electronic Arts, Inc.*	5,053	577,356
Enanta Pharmaceuticals, Inc.*	898	41,640
Encore Wire Corp.	1,020	46,696
EPAM Systems, Inc.*	237	52,351
Equifax, Inc.	3,482	483,650
ESCO Technologies, Inc.	595	45,399
Essent Group Ltd.	25,697	702,042
Evercore, Inc., Class A	14,216	733,546
Exelixis, Inc.*	2,524	62,330
Exelon Corp.	66,034	2,448,541
Expeditors International of Washington, Inc.	674	48,262
Exponent, Inc.	619	43,534

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
F5 Networks, Inc.*	401	55,843
Facebook, Inc., Class A*,1	13,059	2,673,308
Fair Isaac Corp.*	144	50,823
Fastenal Co.	1,371	49,658
Fidelity National Information Services, Inc.[1]	9,160	1,208,112
Five9, Inc.*	561	51,988
Flowers Foods, Inc.	2,145	47,791
Fortinet, Inc.*,1	5,570	600,112
Forward Air Corp.	852	43,963
Fox Corp., Class B*,1	15,733	402,135
Fox Factory Holding Corp.*	1,155	58,917
Freshpet, Inc.*	702	52,938
Garmin Ltd.[1]	13,742	1,115,301
General Dynamics Corp.	3,721	486,037
General Mills, Inc.	4,265	255,431
Gentex Corp.	1,965	47,632
Global Blood Therapeutics, Inc.*	850	65,042
Global Payments, Inc.	429	71,223
Globus Medical, Inc., Class A*	1,041	49,406
Graco, Inc.	929	41,489
Grand Canyon Education, Inc.*	600	51,612
Graphic Packaging Holding Co.	10,713	143,019
Guardant Health, Inc.*	632	48,639
Guidewire Software, Inc.*	526	47,782
Haemonetics Corp.*	424	48,243
Halozyme Therapeutics, Inc.*	2,424	54,916
Hartford Financial Services Group, Inc./The[1]	2,685	102,003
Hasbro, Inc.	8,525	615,590
HCA Holdings, Inc.	14,502	1,593,480
HealthStream, Inc.*	1,988	45,376
Heartland Express, Inc.	2,391	46,840
HEICO Corp.	569	49,844
HEICO Corp., Class A	3,235	233,988
Henry Schein, Inc.*,1	13,577	740,761
Hershey Co./The	322	42,642
Hormel Foods Corp.	931	43,617
Humana, Inc.[1]	5,240	2,000,737
IDEX Corp.	325	49,930
IDEXX Laboratories, Inc.*,1	3,057	848,623
IHS Markit Ltd.	724	48,725
Incyte Corp.*,1	10,471	1,022,598

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Ingersoll Rand, Inc.*	1	29
Inspire Medical Systems, Inc.*	755	54,103
Insulet Corp.*	250	49,930
Intel Corp.	15,417	924,712
Intelligent Systems Corp.*	1,665	55,844
Intuit, Inc.[1]	4,088	1,102,983
Ionis Pharmaceuticals, Inc.*	907	50,366
IPG Photonics Corp.*	398	51,473
IQVIA Holdings, Inc.*	2,359	336,370
iRhythm Technologies, Inc.*	536	56,623
J&J Snack Foods Corp.	367	46,620
J.M. Smucker Co./The	2,036	233,957
Jack Henry & Associates, Inc.	287	46,939
John B Sanfilippo & Son, Inc.	544	44,679
Johnson Controls International PLC	5,338	155,389
JPMorgan Chase & Co.[1]	19,290	1,847,210
Keysight Technologies, Inc.*	16,741	1,620,027
Kimberly-Clark Corp.[1]	7,171	993,040
Kinder Morgan, Inc.	63,823	972,024
KLA Corp.	439	72,036
Krystal Biotech, Inc.*	1,113	52,522
Kura Oncology, Inc.*	4,845	70,495
L3harris Technologies, Inc.	239	46,294
Lam Research Corp.[1]	2,832	722,953
Lancaster Colony Corp.	325	43,755
Landstar System, Inc.	455	47,006
Las Vegas Sands Corp.	9,570	459,551
Leidos Holdings, Inc.[1]	7,407	731,886
LeMaitre Vascular, Inc.	2,237	63,732
Lennar Corp., Class A	2,630	131,684
Lennox International, Inc.[1]	5,043	941,427
LHC Group, Inc.*	331	43,027
Liberty Broadband Corp., Class A*	401	48,128
Liberty Broadband Corp., Class C*	389	47,723
Lincoln Electric Holdings, Inc.	628	50,560
LiveRamp Holdings, Inc.*	1,319	49,937
LogMeIn, Inc.	522	44,610
Louisiana-Pacific Corp.[1]	23,630	472,600
Lowe’s Cos., Inc.	10,385	1,087,829
Lululemon Athletica, Inc.*,1	5,441	1,215,955
Lumentum Holdings, Inc.*	2,061	166,756

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Luminex Corp.	1,657	59,735
Madison Square Garden Sports C*	191	32,722
Madrigal Pharmaceuticals, Inc.*	621	51,965
Manhattan Associates, Inc.*	819	58,100
ManTech International Corp., Class A	591	44,065
MarketAxess Holdings, Inc.[1]	1,628	740,756
Marsh & McLennan Cos., Inc.	2,692	262,012
Masimo Corp.*	242	51,766
MasterCard, Inc., Class A1	9,719	2,672,433
Match Group, Inc.*,1	8,187	630,072
Maxim Integrated Products, Inc.	883	48,547
MAXIMUS, Inc.	772	51,971
McCormick & Co, Inc.	315	49,405
Medtronic PLC	4,976	485,807
Mercury Systems, Inc.*	618	55,101
Mesa Laboratories, Inc.	210	49,980
Mettler-Toledo International, Inc.*	66	47,516
Micron Technology, Inc.*	16,374	784,151
Microsoft Corp.[1]	23,681	4,243,872
Mirati Therapeutics, Inc.*	559	47,537
Mitek Systems, Inc.*	6,682	62,343
Monolithic Power Systems, Inc.	267	53,376
Morgan Stanley	37,278	1,469,872
MSA Safety, Inc.	448	50,413
MSC Industrial Direct Co., Inc., Class A	822	49,024
Mylan N.V.*	29,001	486,347
MyoKardia, Inc.*	837	52,580
National Beverage Corp.*	1,051	52,792
National HealthCare Corp.	718	49,090
National Instruments Corp.	1,356	52,098
National Oilwell Varco, Inc.	11,298	142,807
National Presto Industries, Inc.	711	57,811
Neogen Corp.*	685	42,874
Netflix, Inc.*	2,331	978,670
Neurocrine Biosciences, Inc.*	483	47,402
New York Times Co./The, Class A	1,386	45,073
NewMarket Corp.	112	46,081
Newmont Corp.	916	54,484
NIC, Inc.	1,980	47,975
Nielsen Holdings PLC	33,548	494,162
NIKE, Inc., Class B	2,919	254,478

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
NMI Holdings, Inc., Class A*	27,919	377,465
Nordson Corp.	317	51,008
Novocure Ltd.*	647	42,573
NRG Energy, Inc.[1]	21,204	710,970
NVR, Inc.*,1	170	527,000
O-I Glass, Inc.	85,635	705,632
OGE Energy Corp.[1]	17,718	558,471
Okta, Inc.*	351	53,106
Old Dominion Freight Line, Inc.	1,605	233,190
ONEOK, Inc.[1]	14,393	430,782
OrthoPediatrics Corp.*	1,313	64,140
Otis Worldwide Corp.*	1,105	56,256
Paycom Software, Inc.*,1	2,951	770,270
Pegasystems, Inc.	594	49,670
PennyMac Financial Services, Inc.[1]	13,120	395,830
Penumbra, Inc.*	280	49,650
Pfizer, Inc.	47,364	1,816,883
Phillips 66	2,403	175,828
Pool Corp.	224	47,412
Power Integrations, Inc.	481	49,230
PRA Health Sciences, Inc.*	3,243	312,949
Principia Biopharma, Inc.*	823	51,174
Proto Labs, Inc.*	581	59,024
PTC, Inc.*	15,792	1,093,596
PulteGroup, Inc.[1]	15,715	444,263
QIAGEN N.V.*	300	12,493
Qorvo, Inc.*	11,711	1,148,029
QUALCOMM, Inc.	17,074	1,343,212
Qualys, Inc.*	495	52,193
Quest Diagnostics, Inc.	525	57,808
Quidel Corp.*	457	63,523
Raven Industries, Inc.	2,288	50,954
Raymond James Financial, Inc.	7,446	490,840
Raytheon Technologies Corp.	23,395	1,516,230
Repligen Corp.*	458	53,197
Republic Services, Inc.	573	44,889
ResMed, Inc.	285	44,266
RH*	19,734	2,837,355
Rhythm Pharmaceuticals, Inc.*	4,150	78,186
RingCentral, Inc., Class A*	178	40,678
RMR Group, Inc./The, Class A	1,923	57,036

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Robert Half International, Inc.	1,077	50,910
Rollins, Inc.[1]	3,826	153,040
Roper Technologies, Inc.	2,386	813,698
Royal Gold, Inc.	467	57,222
Sanderson Farms, Inc.	364	49,555
SBA Communications Corp.	159	46,097
Seagate Technology PLC[1]	14,888	743,656
Seattle Genetics, Inc.*	382	52,422
Sensient Technologies Corp.	1,012	48,363
ServiceMaster Global Holdings, Inc.*,1	10,480	356,844
Sherwin-Williams Co./The	741	397,450
Shockwave Medical, Inc.*	1,284	51,514
Simply Good Foods Co./The*	2,548	48,030
Simpson Manufacturing Co., Inc.	725	52,272
Simulations Plus, Inc.	1,324	50,378
Sirius XM Holdings, Inc.	9,100	53,781
Skyworks Solutions, Inc.	16,523	1,716,409
Smartsheet, Inc., Class A*	995	52,456
Snap-on, Inc.	402	52,377
Southern Co./The[1]	13,108	743,617
Southwest Airlines Co.[1]	10,500	328,125
Spotify Technology SA*	354	53,656
SPS Commerce, Inc.*	970	53,845
SS&C Technologies Holdings, Inc.	40,972	2,260,016
Staar Surgical Co.*	1,411	54,070
STERIS PLC	325	46,313
Strategic Education, Inc.	333	53,047
Sturm Ruger & Co., Inc.	878	46,710
Synopsys, Inc.*	347	54,521
Tactile Systems Technology, Inc.*	1,094	56,472
Take-Two Interactive Software, Inc.*,1	6,514	788,520
Tandem Diabetes Care, Inc.*	643	51,299
Target Corp.[1]	4,304	472,321
TechTarget, Inc.*	2,281	53,193
Teladoc Health, Inc.*	258	42,464
Teledyne Technologies, Inc.*	153	49,828
Teleflex, Inc.	154	51,652
Teradyne, Inc.[1]	12,985	812,082
Terex Corp.	24,961	379,158
TJX Cos., Inc./The	9,209	451,701
Tootsie Roll Industries, Inc.	1,186	41,664

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Toro Co./The	6,216	396,643
Tractor Supply Co.	517	52,439
Tradeweb Markets, Inc., Class A	9,499	495,468
Trane Technologies PLC	5,661	494,885
TransUnion	5,053	398,126
Trex Co., Inc. *	500	47,610
Turning Point Therapeutics, Inc. *	1,000	51,510
Twilio, Inc., Class A *	449	50,423
Tyler Technologies, Inc. *	149	47,783
UniFirst Corp.	305	51,286
Union Pacific Corp.	3,911	624,939
UnitedHealth Group, Inc. [1]	1,050	307,093
Universal Display Corp.	319	47,888
Urban Outfitters, Inc. *	26,481	459,181
Varian Medical Systems, Inc. *	432	49,412
Varonis Systems, Inc. *	10,039	673,115
Veeva Systems, Inc., Class A *	290	55,332
Veracyte, Inc. *	1,917	51,701
VeriSign, Inc. *,1	4,462	934,744
Verisk Analytics, Inc.	309	47,224
Vertex Pharmaceuticals, Inc. *,1	4,583	1,151,250
ViacomCBS, Inc., Class B [1]	23,495	405,524
Vicor Corp. *	1,105	58,753
Viking Therapeutics, Inc. *	9,663	55,659
Vonage Holdings Corp. *	62,176	519,791
Vulcan Materials Co.	4,887	552,084
WABCO Holdings, Inc. *	324	43,539
Walmart, Inc. [1]	5,784	703,045
Waters Corp. *	237	44,319
Watsco, Inc.	1,502	241,807
Watts Water Technologies, Inc., Class A	539	44,414
WD-40 Co.	222	38,690
West Pharmaceutical Services, Inc. [1]	7,555	1,429,859
Willis Towers Watson PLC	1,528	272,427
Wingstop, Inc.	541	63,443
World Wrestling Entertainment, Inc., Class A	24,099	1,071,683
Wynn Resorts Ltd.	5,570	476,402
Xerox Holdings Corp. *,1	21,603	395,119
Xilinx, Inc.	561	49,031
Xylem, Inc.	659	47,382
Y-mAbs Therapeutics, Inc. *	2,256	75,756

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zions Bancorp NA	77,350	2,445,033
Zscaler, Inc. *	738	49,505
Zynga, Inc., Class A *	70,782	533,696
		146,623,228
Total Common stocks (cost—$200,755,656)		205,558,760

Preferred stocks—0.1%
France—0.0%†
Safran SA	461	42,547

Germany—0.1%
Bayerische Motoren Werke AG	1,106	52,383
FUCHS PETROLUB SE	7,589	294,899
Porsche Automobil Holding SE	199	10,038
Sartorius AG	44	12,382
		369,702
Total preferred stocks (cost—$430,600)		412,249

Investment companies—5.4%
ASG Managed Futures Strategy Fund, Class Y	591,860	5,924,515
Carillon Reams Unconstrained Bond Fund, Class I	1,425,474	17,419,297
iShares JPMorgan USD Emerging Markets Bond ETF	11,358	1,141,479
Total investment companies (cost—$23,827,324)		24,485,291

	Face amount($)		Value($)
Corporate bonds—10.7%
Australia—0.0%†
FMG Resources August 2006 Pty Ltd.
4.500%, due 09/15/27[2]		55,000	53,735
5.125%, due 03/15/23[2]		70,000	70,658
			124,393
Austria—0.0%†
Erste Group Bank AG
(fixed, converts to FRN on 04/15/24),
6.500%, due 04/15/24[3,4]	EUR	200,000	219,718

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Belgium—0.2%
Belfius Bank SA
(fixed, converts to FRN on 04/16/25),
3.625%, due 04/16/25[3,4]	EUR	400,000	359,438
KBC Group N.V.
(fixed, converts to FRN on 10/24/25),
4.250%, due 10/24/25[3,4]	EUR	200,000	198,883
KBC Group N.V. EMTN
(fixed, converts to FRN on 12/03/24),
0.500%, due 12/03/29[3]	EUR	200,000	206,695
			765,016
Canada—0.1%
Baytex Energy Corp.
8.750%, due 04/01/27[2]		55,000	20,900
Cott Holdings, Inc.
5.500%, due 04/01/25[2]		25,000	25,125
Garda World Security Corp.
4.625%, due 02/15/27[2]		25,000	24,063
9.500%, due 11/01/27[2]		25,000	25,000
goeasy Ltd.
5.375%, due 12/01/24[2]		30,000	26,925
IAMGOLD Corp.
7.000%, due 04/15/25[2]		20,000	20,158
MEG Energy Corp.
7.125%, due 02/01/27[2]		65,000	44,850
Norbord, Inc.
5.750%, due 07/15/27[2]		55,000	50,050
Open Text Corp.
3.875%, due 02/15/28[2]		35,000	34,125
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		25,000	24,317
Videotron Ltd.
5.375%, due 06/15/24[2]		25,000	26,500
			322,013
Cayman Islands—0.3%
Avadel Finance Cayman Ltd.
4.500%, due 02/01/23[2]		1,500,000	1,623,270

China—0.3%
NIO, Inc.
4.500%, due 02/01/24		2,559,000	1,362,302

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Denmark—0.1%
Danske Bank A/S EMTN
(fixed, converts to FRN on 02/12/25),
1.375%, due 02/12/30 [3]	EUR	200,000	209,914
(fixed, converts to FRN on 04/06/22),
5.875%, due 04/06/22 [3,4]	EUR	284,000	314,723
Nykredit Realkredit A/S
(fixed, converts to FRN on 10/26/20),
6.250%, due 10/26/20[3,4]	EUR	98,000	107,393
			632,030
Finland—0.1%
Nordea Bank Abp GMTN
(fixed, converts to FRN on 03/12/25),
3.500%, due 03/12/25[3,4]	EUR	400,000	407,656

France—0.2%
BNP Paribas SA
(fixed, converts to FRN on 06/17/22),
6.125%, due 06/17/22[3,4]	EUR	160,000	178,404
Credit Agricole SA
(fixed, converts to FRN on 06/23/21),
6.500%, due 06/23/21[3,4]	EUR	284,000	311,104
Credit Agricole SA EMTN
2.000%, due 03/25/29[3]	EUR	100,000	114,630
Elis SA EMTN
1.000%, due 04/03/25[3]	EUR	100,000	97,038
Societe Generale SA
(fixed, converts to FRN on 04/07/21),
6.750%, due 04/07/21[3,4]	EUR	286,000	313,530
			1,014,706
Germany—0.0%†
DEMIRE Deutsche Mittelstand Real Estate AG
1.875%, due 10/15/24[3]	EUR	100,000	100,366

Italy—0.1%
Assicurazioni Generali SpA EMTN
2.124%, due 10/01/30[3]	EUR	100,000	103,010

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Italy—(concluded)
Nexi SpA
1.750%, due 10/31/24[3]	EUR	125,000	128,077
			231,087
Netherlands—0.2%
ABN AMRO Bank N.V.
(fixed, converts to FRN on 09/22/20),
5.750%, due 09/22/20[3,4]	EUR	200,000	209,425
Cooperatieve Rabobank UA
(fixed, converts to FRN on 06/29/21),
6.625%, due 06/29/21[3,4]	EUR	200,000	222,905
Koninklijke KPN N.V.
(fixed, converts to FRN on 11/08/24),
2.000%, due 11/08/24[3,4]	EUR	200,000	208,899
LeasePlan Corp. N.V.
(fixed, converts to FRN on 05/29/24),
7.375%, due 05/29/24[3,4]	EUR	200,000	170,091
			811,320
Spain—0.5%
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 05/24/22),
5.875%, due 05/24/22[3,4]	EUR	200,000	206,020
Banco Bilbao Vizcaya Argentaria SA GMTN
3.500%, due 02/10/27[3]	EUR	200,000	241,416
Banco de Sabadell SA
(fixed, converts to FRN on 11/23/22),
6.125%, due 11/23/22[3,4]	EUR	200,000	157,966
Banco Santander SA
(fixed, converts to FRN on 03/19/25),
4.750%, due 03/19/25[3,4]	EUR	400,000	373,746
Banco Santander SA EMTN
2.125%, due 02/08/28[3]	EUR	200,000	222,449
Bankia SA
(fixed, converts to FRN on 09/19/23),
6.375%, due 09/19/23[3,4]	EUR	400,000	366,123
Bankia SA EMTN
(fixed, converts to FRN on 02/15/24),
3.750%, due 02/15/29[3]	EUR	200,000	210,549
Bankinter SA
(fixed, converts to FRN on 05/10/21),
8.625%, due 05/10/21[3,4]	EUR	200,000	219,411

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Spain—(concluded)
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[3,4]	EUR	200,000	206,020
			2,203,700
Switzerland—0.1%
UBS Group AG
(fixed, converts to FRN on 02/19/22),
5.750%, due 02/19/22[3,4]	EUR	278,000	314,547

Taiwan—0.6%
Sea Ltd.
2.250%, due 07/01/23		1,000,000	2,820,850

United Kingdom—0.1%
Barclays PLC EMTN
(fixed, converts to FRN on 02/07/23),
2.000%, due 02/07/28[3]	EUR	100,000	106,911
HSBC Holdings PLC
(fixed, converts to FRN on 09/16/22),
5.250%, due 09/16/22[3,4]	EUR	200,000	216,156
			323,067
United States—7.8%
Acadia Healthcare Co., Inc.
5.625%, due 02/15/23		55,000	52,228
Acorda Therapeutics, Inc.
6.000%, due 12/01/24[2]		922,000	729,679
Adient US LLC
9.000%, due 04/15/25[2]		3,000	3,128
AES Corp./The
5.125%, due 09/01/27		25,000	26,062
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.750%, due 03/15/25		25,000	25,625
5.875%, due 02/15/28[2]		25,000	26,117
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750%, due 10/15/27[2]		25,000	24,940
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, due 07/15/26[2]		25,000	25,702
9.750%, due 07/15/27[2]		25,000	25,250
Allison Transmission, Inc.
5.875%, due 06/01/29[2]		20,000	19,391
Ally Financial, Inc.
5.750%, due 11/20/25		60,000	61,500

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
American Axle & Manufacturing, Inc.
6.250%, due 03/15/26	40,000	29,800
Anixter, Inc.
6.000%, due 12/01/25	25,000	25,250
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750%, due 03/01/27[2]	70,000	51,800
Anthem, Inc.
2.750%, due 10/15/42	500,000	1,979,940
Apellis Pharmaceuticals, Inc.
3.500%, due 09/15/26[2]	1,900,000	2,250,949
Aramark Services, Inc.
6.375%, due 05/01/25[2]	30,000	31,200
Archrock Partners LP/Archrock Partners Finance Corp.
6.875%, due 04/01/27[2]	25,000	18,750
Arconic Corp.
6.000%, due 05/15/25[2,5]	10,000	10,113
Asbury Automotive Group, Inc.
4.500%, due 03/01/28[2]	14,000	11,756
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[2]	25,000	14,500
ASGN, Inc.
4.625%, due 05/15/28[2]	40,000	36,888
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.750%, due 07/15/27[2]	50,000	29,062
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]	15,000	16,536
Bausch Health Cos., Inc.
5.000%, due 01/30/28[2]	30,000	28,719
5.250%, due 01/30/30[2]	55,000	54,450
Berry Global, Inc.
4.875%, due 07/15/26[2]	25,000	25,536
Boyd Gaming Corp.
4.750%, due 12/01/27[2]	25,000	21,538
Brink's Co./The
4.625%, due 10/15/27[2]	55,000	51,425
Bruin E&P Partners LLC
8.875%, due 08/01/23[2]	65,000	1,625
Burlington Coat Factory Warehouse Corp.
6.250%, due 04/15/25[2]	5,000	5,088
Caesars Entertainment Corp.
5.000%, due 10/01/24	2,000,000	2,841,860

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Calpine Corp.
4.500%, due 02/15/28[2]	25,000	24,240
Carnival Corp.
5.750%, due 04/01/23[2]	1,000,000	1,694,240
11.500%, due 04/01/23[2]	15,000	15,670
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27[2]	60,000	61,200
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[2]	70,000	70,350
5.125%, due 05/01/23[2]	25,000	25,320
5.500%, due 05/01/26[2]	55,000	57,206
Centene Corp.
4.625%, due 12/15/29[2]	60,000	65,700
5.375%, due 08/15/26[2]	60,000	63,906
Century Communities, Inc.
5.875%, due 07/15/25	25,000	23,125
Charles River Laboratories International, Inc.
4.250%, due 05/01/28[2]	55,000	55,481
Cheniere Energy Partners LP
4.500%, due 10/01/29[2]	25,000	23,063
CHS/Community Health Systems, Inc.
6.250%, due 03/31/23	25,000	23,250
CIT Group, Inc.
5.250%, due 03/07/25	55,000	54,329
CommScope, Inc.
6.000%, due 03/01/26[2]	25,000	24,999
8.250%, due 03/01/27[2]	25,000	24,000
Consolidated Communications, Inc.
6.500%, due 10/01/22	60,000	53,850
Continental Resources, Inc.
5.000%, due 09/15/22	15,000	14,100
CVR Partners LP/CVR Nitrogen Finance Corp.
9.250%, due 06/15/23[2]	25,000	21,974
DaVita, Inc.
5.000%, due 05/01/25	60,000	60,900
DCP Midstream Operating LP
5.375%, due 07/15/25	25,000	20,250
Dell International LLC/EMC Corp.
7.125%, due 06/15/24[2]	25,000	25,905
DISH DBS Corp.
6.750%, due 06/01/21	25,000	24,900
7.750%, due 07/01/26	25,000	24,625

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Eldorado Resorts, Inc.
6.000%, due 04/01/25	25,000	24,000
Encompass Health Corp.
4.750%, due 02/01/30	25,000	25,003
Energizer Holdings, Inc.
7.750%, due 01/15/27[2]	60,000	63,690
Enterprise Development Authority/The
12.000%, due 07/15/24[2]	30,000	27,075
Expedia Group, Inc.
6.250%, due 05/01/25[2,5]	10,000	10,193
7.000%, due 05/01/25[2,5]	5,000	5,085
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[2]	65,000	62,949
Ford Motor Co.
8.500%, due 04/21/23	20,000	19,800
9.000%, due 04/22/25	25,000	24,313
Genesis Energy LP/Genesis Energy Finance Corp.
6.500%, due 10/01/25	55,000	46,200
Golden Nugget, Inc.
6.750%, due 10/15/24[2]	60,000	46,800
8.750%, due 10/01/25[2]	10,000	5,600
Graham Holdings Co.
5.750%, due 06/01/26[2]	25,000	25,250
Gray Television, Inc.
7.000%, due 05/15/27[2]	25,000	25,180
Greif, Inc.
6.500%, due 03/01/27[2]	60,000	60,000
HCA, Inc.
3.500%, due 09/01/30	50,000	47,719
5.375%, due 02/01/25	25,000	26,878
5.625%, due 09/01/28	55,000	60,944
Hecla Mining Co.
7.250%, due 02/15/28	20,000	19,550
Hilton Domestic Operating Co., Inc.
5.375%, due 05/01/25[2]	5,000	5,013
5.750%, due 05/01/28[2]	5,000	5,063
HUB International Ltd.
7.000%, due 05/01/26[2]	25,000	24,661
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 05/15/26	60,000	58,957
Infor U.S., Inc.
6.500%, due 05/15/22	25,000	25,022

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Intercept Pharmaceuticals, Inc.
2.000%, due 05/15/26	1,930,000	1,951,963
Iron Mountain, Inc.
4.875%, due 09/15/27[2]	70,000	68,250
KBR, Inc.
2.500%, due 11/01/23	2,000,000	2,075,940
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[2]	25,000	25,759
Kraft Heinz Foods Co.
5.000%, due 07/15/35	50,000	53,575
Lamar Media Corp.
3.750%, due 02/15/28[2]	25,000	23,016
Lennar Corp.
8.375%, due 01/15/21	25,000	25,625
Level 3 Financing, Inc.
4.625%, due 09/15/27[2]	55,000	54,494
Liberty Media Corp.
1.375%, due 10/15/23	2,158,000	2,254,419
2.250%, due 12/01/48[2]	3,020,000	3,007,398
M/I Homes, Inc.
4.950%, due 02/01/28[2]	35,000	30,625
MasTec, Inc.
4.875%, due 03/15/23	55,000	54,175
Match Group, Inc.
4.125%, due 08/01/30[2]	60,000	58,200
Mattel, Inc.
5.875%, due 12/15/27[2]	20,000	19,550
6.750%, due 12/31/25[2]	25,000	25,375
Meredith Corp.
6.875%, due 02/01/26	60,000	51,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, due 05/01/24	25,000	25,380
MGM Resorts International
5.500%, due 04/15/27	46,000	42,262
6.750%, due 05/01/25[5]	15,000	14,702
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	55,000	18,425
MPT Operating Partnership LP/MPT Finance Corp.
4.625%, due 08/01/29	25,000	24,859
MSCI, Inc.
5.750%, due 08/15/25[2]	25,000	26,115

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Murphy Oil USA, Inc.
4.750%, due 09/15/29	25,000	25,742
NCL Corp. Ltd.
3.625%, due 12/15/24[2]	25,000	16,063
NCR Corp.
6.125%, due 09/01/29[2]	25,000	24,813
Netflix, Inc.
5.375%, due 11/15/29[2]	20,000	21,966
5.750%, due 03/01/24	25,000	27,185
Newell Brands, Inc.
4.700%, due 04/01/26	70,000	70,831
Nexstar Broadcasting, Inc.
5.625%, due 07/15/27[2]	60,000	57,300
NGL Energy Partners LP/NGL Energy Finance Corp.
7.500%, due 11/01/23	60,000	40,650
Nine Energy Service, Inc.
8.750%, due 11/01/23[2]	25,000	4,781
NRG Energy, Inc.
5.750%, due 01/15/28	70,000	75,250
Nuance Communications, Inc.
5.625%, due 12/15/26	60,000	62,892
Occidental Petroleum Corp.
2.600%, due 08/13/21	10,000	9,350
2.700%, due 08/15/22	10,000	8,700
2.900%, due 08/15/24	10,000	7,597
3.200%, due 08/15/26	20,000	14,400
3.500%, due 08/15/29	10,000	7,002
4.100%, due 02/15/47	15,000	9,000
Oceaneering International, Inc.
6.000%, due 02/01/28	45,000	23,119
ON Semiconductor Corp.
1.000%, due 12/01/20	2,000,000	2,120,940
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.625%, due 03/15/30[2]	25,000	22,813
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[2]	65,000	65,650
Pandora Media LLC
1.750%, due 12/01/23	828,000	925,530
Parsley Energy LLC/Parsley Finance Corp.
5.625%, due 10/15/27[2]	60,000	51,300
PBF Holding Co. LLC/PBF Finance Corp.
7.250%, due 06/15/25	25,000	19,188

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
PDC Energy, Inc.
6.125%, due 09/15/24	55,000	43,175
Penske Automotive Group, Inc.
5.500%, due 05/15/26	25,000	23,104
Plantronics, Inc.
5.500%, due 05/31/23[2]	15,000	11,885
Plastipak Holdings, Inc.
6.250%, due 10/15/25[2]	55,000	49,104
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]	55,000	53,795
8.250%, due 02/01/28[2]	35,000	34,538
PTC, Inc.
4.000%, due 02/15/28[2]	55,000	53,900
Radiology Partners, Inc.
9.250%, due 02/01/28[2]	35,000	33,337
Retrophin, Inc.
2.500%, due 09/15/25	2,950,000	2,240,121
Scientific Games International, Inc.
7.000%, due 05/15/28[2]	70,000	50,400
Scotts Miracle-Gro Co./The
4.500%, due 10/15/29	40,000	39,000
Select Medical Corp.
6.250%, due 08/15/26[2]	50,000	47,750
Service Corp. International
5.125%, due 06/01/29	55,000	57,200
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[2]	25,000	21,594
Sirius XM Radio, Inc.
5.500%, due 07/01/29[2]	55,000	58,003
SM Energy Co.
1.500%, due 07/01/21[1]	448,500	210,315
Spectrum Brands, Inc.
5.750%, due 07/15/25	55,000	54,862
Springleaf Finance Corp.
6.125%, due 03/15/24	60,000	56,257
6.625%, due 01/15/28	60,000	52,950
Sprint Corp.
7.875%, due 09/15/23	110,000	123,728
Stericycle, Inc.
5.375%, due 07/15/24[2]	70,000	70,201
Summit Materials LLC/Summit Materials Finance Corp.
5.125%, due 06/01/25[2]	20,000	19,350

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
6.500%, due 03/15/27[2]	25,000	24,750
T-Mobile USA, Inc.
6.500%, due 01/15/26	70,000	73,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, due 01/15/29	70,000	64,197
Teleflex, Inc.
4.625%, due 11/15/27	25,000	25,625
Tenet Healthcare Corp.
5.125%, due 05/01/25	60,000	56,100
5.125%, due 11/01/27[2]	25,000	24,688
6.250%, due 02/01/27[2]	25,000	24,615
7.500%, due 04/01/25[2]	5,000	5,378
8.125%, due 04/01/22	20,000	20,156
Twitter, Inc.
3.875%, due 12/15/27[2]	35,000	34,856
United Rentals North America, Inc.
6.500%, due 12/15/26	60,000	62,250
United States Steel Corp.
5.000%, due 11/01/26[2]	3,000,000	2,265,543
6.250%, due 03/15/26	40,000	25,432
US Foods, Inc.
6.250%, due 04/15/25[2]	20,000	20,450
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27	60,000	49,200
Verscend Escrow Corp.
9.750%, due 08/15/26[2]	60,000	62,550
ViaSat, Inc.
5.625%, due 04/15/27[2]	25,000	24,625
VICI Properties LP/VICI Note Co., Inc.
4.125%, due 08/15/30[2]	55,000	50,050
Vistra Operations Co. LLC
5.625%, due 02/15/27[2]	60,000	63,150
WESCO Distribution, Inc.
5.375%, due 06/15/24	25,000	23,125
Western Digital Corp.
4.750%, due 02/15/26	30,000	30,628
World Wrestling Entertainment, Inc.
3.375%, due 12/15/23	978,000	1,860,293
WPX Energy, Inc.
5.250%, due 10/15/27	60,000	52,200
Wright Medical Group N.V.
2.250%, due 11/15/21	1,000,000	1,398,820

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Yum! Brands, Inc.
7.750%, due 04/01/25[2]	5,000	5,451
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[2]	25,000	24,245
6.125%, due 03/01/28[2]	10,000	9,425
		35,283,325
Total corporate bonds (cost—$51,061,185)		48,559,366

Number of shares
Short-term investments—29.8%
Investment companies—29.8%
State Street Institutional U.S. Government Money Market Fund (cost—$135,351,559)	135,351,559	135,351,559

	Face amount($)
Short-term U.S. Treasury obligations—4.6%[6]
U.S. Treasury Bills
0.051%, due 07/16/20[1]	10,000,000	9,998,945
0.711%, due 06/18/20[1]	2,000,000	1,998,133
1.514%, due 05/21/20[1]	9,000,000	8,992,560
Total Short-term U.S. Treasury obligations (cost—$20,989,638)		20,989,638

	Number of contracts	Notional amount

Foreign exchange options purchased—0.0%†
Call options—0.0%†
Call Swiss Market Index, strike @ 9500.00, expires 06/19/20 (Counterparty: JPM) (cost—$181,633)	38	CHF	38	161,842

Put options—0.0%†
USD Put/TRY Call, strike @ 4.00, expires 05/04/20 (Counterparty: SG)	500,000	USD	500,000	1

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of contracts	Notional amount		Value($)
Foreign exchange options purchased—(concluded)
Put options—(concluded)
USD Put/TRY Call, strike @ 4.00, expires 06/04/20 (Counterparty: CITI)	1,005,000	USD	1,005,000	1
Total foreign exchange options purchased (cost—$62,410)				2

Options purchased—0.1%
Put options—0.1%
Acorda Therapeutics, Inc.	360	72,000		32,400
Apellis Pharmaceuticals, Inc.	58	145,000		3,480
Avadel Pharmaceuticals PLC	565	282,500		11,300
Caesars Entertainment Corp.	100	70,000		2,800
Carnival Corp.	100	50,000		7,600
IAC/Interactivecorp.	10	100,000		100
Intercept Pharmaceuticals, Inc.	100	250,000		2,500
NIO, Inc.	925	245,000		44,475
NIO, Inc.	1,675	335,000		63,650
Retrophin, Inc.	490	392,000		29,400
United States Steel Corp.	1,215	574,500		162,810
Total options purchased (cost—$509,111)				360,515
Total investments before investments sold short (cost—$433,169,116)—95.9%				435,879,222

	Number of shares
Investments sold short—(19.1)%
Common stocks—(15.0)%
Australia—(0.1)%
Transurban Group	(35,710)	(321,132)

Canada—(2.1)%
BlackBerry Ltd.	(142,900)	(609,811)
Cameco Corp.	(10,500)	(104,400)

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Canaccord Genuity Group, Inc.	(81,630)	(316,093)
Cascades, Inc.	(47,120)	(471,555)
Chartwell Retirement Residences	(28,730)	(184,523)
Choice Properties Real Estate Investment Trust	(52,520)	(476,168)
CI Financial Corp.	(9,450)	(100,410)
H&R Real Estate Investment Trust	(46,760)	(331,229)
Husky Energy, Inc.	(20,600)	(66,153)
Hydro One Ltd.	(26,260)	(476,168)
IGM Financial, Inc.	(10,480)	(221,955)
International Petroleum Corp.	(1)	(2)
MAG Silver Corp.	(55,780)	(634,360)
Methanex Corp.	(45,200)	(718,615)
Metro, Inc.	(18,370)	(755,810)
Morguard Real Estate Investment Trust	(59,010)	(245,460)
National Bank of Canada	(9,230)	(372,263)
Novagold Resources, Inc.	(7,839)	(87,967)
People Corp.	(33,400)	(215,956)
RioCan Real Estate Investment Trust	(36,880)	(421,274)
Shopify, Inc., Class A	(1,500)	(951,306)
Teck Resources Ltd., Class B	(59,800)	(527,135)
Transcontinental, Inc., Class A	(34,060)	(308,557)
West Fraser Timber Co. Ltd.	(34,700)	(965,752)
		(9,562,922)
China—(0.2)%
NIO, Inc., ADR	(242,000)	(825,220)

Germany—(0.2)%
Continental AG	(8,380)	(708,945)

Ireland—(0.2)%
Avadel Pharmaceuticals PLC, ADR	(99,875)	(1,036,702)

Israel—(0.3)%
Wix.com Ltd.	(9,195)	(1,202,798)

Japan—(0.9)%
Dentsu Group, Inc.	(11,600)	(246,236)
Hitachi Metals Ltd.	(52,000)	(511,690)
JFE Holdings, Inc.	(127,300)	(858,829)
Nippon Steel Corp.	(109,300)	(928,767)

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
THK Co. Ltd.	(34,500)	(838,107)
Yamato Holdings Co. Ltd.	(43,000)	(756,502)
		(4,140,131)
Luxembourg—(0.1)%
ArcelorMittal SA	(51,932)	(569,210)

Netherlands—(0.1)%
Altice N.V., Class A	(102,339)	(407,658)

Norway—(0.1)%
Norsk Hydro ASA	(222,311)	(567,872)

Taiwan—(0.6)%
Sea Ltd. ADR	(47,150)	(2,620,597)

United Kingdom—(0.1)%
Rolls-Royce Holdings PLC	(141,617)	(588,610)

United States—(9.9)%
Acorda Therapeutics, Inc.	(164,701)	(158,525)
AGCO Corp.	(4,638)	(245,072)
Align Technology, Inc.	(1,132)	(243,210)
American Airlines Group, Inc.	(56,797)	(682,132)
Anthem, Inc.	(6,975)	(1,958,092)
Apache Corp.	(59,904)	(783,544)
Apellis Pharmaceuticals, Inc.	(36,657)	(1,256,235)
Axcelis Technologies, Inc.	(4,768)	(111,380)
BioTelemetry, Inc.	(2,489)	(116,261)
Boeing Co./The	(3,853)	(543,350)
Brinker International, Inc.	(15,690)	(365,263)
Caesars Entertainment Corp.	(208,500)	(2,014,110)
Campbell Soup Co.	(9,500)	(474,810)
Carnival Corp.	(102,000)	(1,621,800)
Caterpillar, Inc.	(4,205)	(489,378)
Cheesecake Factory, Inc./The	(5,230)	(116,577)
Children's Place, Inc./The	(1,340)	(39,610)
Chipotle Mexican Grill, Inc.	(672)	(590,386)
Cisco Systems, Inc.	(13,632)	(577,724)
Cracker Barrel Old Country Store, Inc.	(520)	(50,648)
Dave & Buster's Entertainment, Inc.	(15,690)	(229,702)

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Devon Energy Corp.	(60,108)	(749,547)
Domtar Corp.	(6,558)	(153,195)
Etsy, Inc.	(3,766)	(244,300)
Exact Sciences Corp.	(10,150)	(801,647)
FedEx Corp.	(3,867)	(490,220)
Freeport-McMoRan, Inc.	(65,166)	(575,416)
Generac Holdings, Inc.	(2,431)	(236,877)
General Mills, Inc.	(7,977)	(477,743)
Goldman Sachs Group, Inc./The	(2,641)	(484,412)
Halliburton Co.	(51,064)	(536,172)
Helmerich & Payne, Inc.	(25,165)	(497,512)
Inphi Corp.	(2,463)	(237,778)
Intercept Pharmaceuticals, Inc.	(13,237)	(1,084,375)
International Flavors & Fragrances, Inc.	(2,765)	(362,298)
iRhythm Technologies, Inc.	(2,439)	(257,656)
Iron Mountain, Inc.	(39,430)	(953,417)
KBR, Inc.	(47,533)	(963,019)
Kohl's Corp.	(7,850)	(144,911)
Kroger Co./The	(12,550)	(396,706)
Lam Research Corp.	(2,744)	(700,488)
Liberty Media Corp-Liberty Braves, Class A	(3,611)	(74,531)
Liberty Media Corp-Liberty SiriusXM, Class A	(33,218)	(1,119,779)
Liberty Media Corp.-Liberty Formula One, Class A	(8,304)	(251,196)
Live Nation Entertainment, Inc.	(18,292)	(820,762)
Macy's, Inc.	(80,894)	(474,039)
Marvell Technology Group Ltd.	(17,922)	(479,234)
Microchip Technology, Inc.	(3,949)	(346,446)
MongoDB, Inc.	(4,743)	(768,983)
Mosaic Co./The	(38,235)	(440,085)
Nasdaq, Inc.	(1,260)	(138,184)
National Oilwell Varco, Inc.	(16,449)	(207,915)
Nordstrom, Inc.	(39,143)	(735,106)
NVIDIA Corp.	(1,657)	(484,308)
Occidental Petroleum Corp.	(20,592)	(341,827)
ON Semiconductor Corp.	(12,000)	(192,540)
Pinterest, Inc., Class A	(40,117)	(828,817)
Polaris, Inc.	(3,450)	(244,708)
Ralph Lauren Corp.	(3,009)	(222,004)
Retrophin, Inc.	(38,000)	(578,360)
Roku, Inc.	(6,314)	(765,446)

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Royal Caribbean Cruises Ltd.	(10,530)	(492,488)
Sarepta Therapeutics, Inc.	(6,667)	(785,906)
Schlumberger Ltd.	(27,798)	(467,562)
Seattle Genetics, Inc.	(4,220)	(579,111)
Sirius XM Holdings, Inc.	(52,320)	(309,211)
Splunk, Inc.	(6,316)	(886,514)
Square, Inc., Class A	(5,996)	(390,579)
Tesla, Inc.	(773)	(604,393)
Trex Co., Inc.	(5,089)	(484,575)
Twilio, Inc., Class A	(9,293)	(1,043,604)
UGI Corp.	(19,427)	(586,307)
United States Steel Corp.	(134,700)	(1,034,496)
Urban Outfitters, Inc.	(11,610)	(201,317)
Wells Fargo & Co.	(16,736)	(486,181)
Wendy's Co./The	(24,368)	(483,948)
World Wrestling Entertainment, Inc., Class A	(34,150)	(1,518,651)
Wright Medical Group N.V.	(32,800)	(955,136)
Wynn Resorts Ltd.	(8,536)	(730,084)
Zoom Video Communications, Inc., Class A	(1,840)	(248,713)
		(44,818,544)
Zambia—(0.1)%
First Quantum Minerals Ltd.	(103,100)	(629,585)
Total common stocks (cost—$(68,649,220))		(67,999,926)

	Face amount($)
Corporate bonds—(0.2)%
United States—(0.2)%
United States Steel Corp.
6.250%, due 03/15/26
(cost—$(1,093,674))	(1,500,000)	(953,700)

	Number of shares
Investment companies—(3.9)%
Horizon S&P/TSX 60 Index ETF	(123,310)	(2,969,468)
Invesco QQQ Trust, Series 1	(3,950)	(864,695)

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
iShares Edge MSCI USA Momentum Factor ETF	(7,870)	(936,058)
iShares Russell 2000 ETF	(23,602)	(3,170,192)
iShares S&P/TSX 60 Index ETF	(280,577)	(4,549,462)
SPDR Bloomberg Barclays High Yield Bond ETF	(1,176)	(116,459)
SPDR S&P 500 ETF Trust	(16,788)	(4,876,578)
Vanguard Information Technology ETF	(1,310)	(317,020)
Total investment companies (cost—$(17,462,236))		(17,799,932)
Total investments sold short (proceeds—$87,205,130)		(86,753,558)
Other assets in excess of liabilities—23.2%		105,318,544
Net assets—100.0%		$454,444,208

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of this report.

Equity options written

Notional amount		Number of contracts	Put options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
CHF	38	38	Call Swiss Market Index, strike @ 9,500.00	06/19/20	189,271	(90,940)	98,331

Options written

Notional amount		Number of contracts	Put options	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	6,800	34	Acorda Therapeutics, Inc., strike @ 2.00	07/17/20	4,372	(3,060)	1,312
USD	100,000	10	IAC/Interactivecorp., strike @ 100.00	10/16/20	786	(100)	686
Total options written					5,158	(3,160)	1,998

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
29	EUR	EURO STOXX 50 Index Futures	June 2020	916,337	917,478	1,141
70	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2020	3,052,275	3,170,650	118,375
41	USD	S&P 500 E-Mini Consumer Staples Sector Futures	June 2020	2,469,650	2,392,350	(77,300)
32	USD	S&P 500 E-Mini Index Futures	June 2020	4,514,555	4,643,840	129,285
U.S. Treasury futures buy contracts:
182	USD	U.S. Treasury Note 5 Year Futures	June 2020	22,766,827	22,838,156	71,329
87	USD	U.S. Ultra Bond Futures	June 2020	18,629,414	19,555,969	926,555
Total				52,349,058	53,518,443	1,169,385

Index futures sell contracts:

71	EUR	EURO STOXX 600 Index Futures	June 2020	(1,181,320)	(1,312,187)	(130,867)
14	JPY	TOPIX Index Futures	June 2020	(1,848,293)	(1,896,846)	(48,553)
61	USD	MSCI Industrials Index Futures	June 2020	(1,787,111)	(1,905,042)	(117,931)
61	USD	MSCI World Index Futures	June 2020	(3,347,220)	(3,689,280)	(342,060)
190	USD	Russell 2000 Mini Index Futures	June 2020	(10,638,954)	(12,413,650)	(1,774,696)
Total				(18,802,898)	(21,217,005)	(2,414,107)
Net unrealized appreciation (depreciation)						(1,244,722)

Centrally cleared credit default swap agreements on credit indices—sell protection8

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[7]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 33 Index	USD	—	12/20/24	Quarterly	5.000	(147)	921	774

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[7]	Payments received by the Portfolio(%)[7]	Value($)	Unrealized appreciation (depreciation)($)
USD	3,282	01/14/25	Annual	1.808	12 Month US CPI	(164,554)	(164,554)
USD	9,679	01/15/25	Annual	1.821	12 Month US CPI	(492,424)	(492,424)
GBP	4,284	05/15/29	Annual	12 Month GBP LIBOR	3.591	300,463	300,463
GBP	2,667	12/15/29	Annual	12 Month GBP LIBOR	3.513	140,672	140,672
GBP	1,100	12/15/29	Annual	12 Month GBP LIBOR	3.538	72,472	72,472
CNY	12,700	03/18/25	Quarterly	6 Month GBP LIBOR	2.998	104,536	104,536
CNY	25,500	03/18/25	Quarterly	6 Month GBP LIBOR	2.975	206,163	206,163
CNY	8,800	03/18/25	Quarterly	6 Month GBP LIBOR	2.300	29,723	29,723
Total						197,051	197,051

OTC Total return swap agreements

Counterparty	Notional amount(000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[7]	Payments received by the Portfolio(%)[7]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CITI	USD	2,033	09/08/20	Monthly	MSCI World Net Total Return USD Index	1 Month USD LIBOR minus 30 bps	—	(84,560)	(84,560)
MSCI	USD	33	12/19/22	At Maturity	1 Day Federal Fund Rate plus 55 bps	Cellnex Telecom N.A., Common Stock	—	371,266	371,266
MSCI	USD	848	10/27/22	At Maturity	Walmart, Inc., common stocks	1 Day Federal Fund Rate minus 30 bps	—	(11,507)	(11,507)
MSCI	USD	1,708	10/27/22	At Maturity	Technology Select Sector Index	1 Day Federal Fund Rate minus 10 bps	—	(245,924)	(245,924)
MSCI	USD	3,324	10/27/22	At Maturity	Industrial Select Sector Index	1 Day Federal Fund Rate minus 35 bps	—	153,666	153,666

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaps—(continued)

OTC Total return swaps—(continued)

MSCI	USD	1,542	10/27/22	At Maturity	Consumer Discretionary Select Sector Index	1 Day Federal Fund Rate minus 25 bps	—	8,639	8,639
MSCI	USD	7,249	10/27/22	At Maturity	S&P 500 Index	1 Day Federal Fund Rate minus 25 bps	—	(854,499)	(854,499)
MSCI	USD	234	10/27/22	At Maturity	Dow Jones U.S. Real Estate Index	1 Day Federal Fund Rate minus 20 bps	—	44,533	44,533
MSCI	USD	1,082	10/27/22	At Maturity	Financial Select Sector Index	1 Day Federal Fund Rate minus 35 bps	—	210,003	210,003
MSCI	USD	4,296	10/27/22	At Maturity	Health Care Select Sector Index	1 Day Federal Fund Rate minus 25 bps	—	(415,634)	(415,634)
MSCI	USD	239	10/27/22	At Maturity	Gilead Sciences, Inc., Common Stock	1 Day Federal Fund Rate minus 30 bps	—	(27,075)	(27,075)
MSCI	USD	11	02/03/23	At Maturity	1 Day Federal Fund Rate plus 50 bps	Becton Dickinson and Co., Common Stock	—	121,086	121,086
MSCI	USD	77	10/27/22	At Maturity	Caterpillar Group, Inc., common stocks	1 Day Federal Fund Rate minus 30 bps	—	13,590	13,590
SG	USD	262	01/15/21	Monthly	USTN.S Index	1 Month USD LIBOR	—	52,864	52,864

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

Swaps—(concluded)

OTC Total return swaps—(concluded)

SG	USD	266	01/15/21	Monthly	USVZ Index	1 Month USD LIBOR	—	7,327	7,327
SG	USD	133	01/15/21	Monthly	USDISN.S	1 Month USD LIBOR plus 15 bps	—	33,211	33,211
SG	USD	133	01/15/21	Monthly	CenturyLink, Inc., Common Stock	1 Month USD LIBOR plus 15 bps	—	24,722	24,722
SG	USD	134	01/15/21	Monthly	Netflix, Inc., Common Stock	1 Month USD LIBOR plus 15 bps	—	(32,976)	(32,976)
SG	USD	133	01/15/21	Monthly	Fox, Corp. Class B, Common Stock	1 Month USD LIBOR plus 15 bps	—	39,158	39,158
SG	USD	132	01/15/21	Monthly	USDISCA Index	1 Month USD LIBOR plus 5 bps	—	38,683	38,683
SG	USD	134	01/15/21	Monthly	ViacomCBS, Inc., Common Stock	1 Month USD LIBOR plus 15 bps	—	77,024	77,024
JPM	USD	13	02/22/21	Monthly	Abbvie Inc.	0.25%		(1,082,081)	165,292
JPM	USD	36	02/22/21	Monthly	1.13%	Acacia Communications Inc.		2,427,973	(35,714)
JPM	USD	59	02/22/21	Monthly	1.13	Advanced Disposal Services I		1,899,622	(46,561)
JPM	USD	15	02/22/21	Monthly	1.13	Allergan PLC		2,843,072	(181,758)
JPM	USD	21	04/01/21	Monthly	Aon PLC	0.25		(3,609,148)	(2,829,317)
JPM	USD	20	02/22/21	Monthly	Borgwarner Inc.	0.25		(565,515)	34,979
JPM	USD	8	03/19/21	Monthly	Brookfield Renewable Partner	4.27		(377,793)	(72,017)
JPM	USD	7	02/26/21	Monthly	1.13	Caesars Entertainment Corp.		70,228	(26,522)
JPM	CAD	27	02/22/21	Monthly	0.93	Cineplex Inc.		447,150	(331,337)
JPM	USD	65	02/22/21	Monthly	1.13	Delphi Technologies PLC		645,584	(246,664)
JPM	USD	75	02/24/21	Monthly	1.13	E*TRADE Financial Corp.		3,057,446	(599,388)
JPM	USD	1	02/26/21	Monthly	ElDorado Resorts Inc.	0.26		(12,414)	16,048
JPM	USD	244	02/22/21	Monthly	1.13	Fitbit Inc.		1,631,209	63,399
JPM	GBP	7	02/22/21	Monthly	Flutter Entertainment PLC	0.11		(684,548)	(99,880)
JPM	EUR	25	02/22/21	Monthly	0.04	Ingenico Group		2,929,667	(528,092)
JPM	USD	58	02/22/21	Monthly	1.13	KEMET Corp.		1,577,438	50,200
JPM	USD	76	02/24/21	Monthly	Morgan Stanley	0.25		(3,011,387)	641,942
JPM	EUR	33	02/22/21	Monthly	0.1	OsRam Licht AG		1,319,445	(16,367)
JPM	EUR	41	03/05/21	Monthly	0.08	Qiagen N.V.		1,545,764	68,409
JPM	USD	78	02/22/21	Monthly	Schwab (Charles) Corp.	0.25		(2,944,687)	691,500
JPM	USD	32	02/22/21	Monthly	1.13	Stars Group Inc./The		904,143	114,983
JPM	USD	4	02/22/21	Monthly	1.13	TD Ameritrade Holding Corp.		2,915,091	(721,961)
JPM	USD	22	03/19/21	Monthly	1.13	Terraform Power Inc. - A		386,669	70,777
JPM	USD	15	02/22/21	Monthly	1.13	Tiffany & Co		1,855,502	(113,359)
JPM	USD	3	02/26/21	Monthly	1.13	Tivo Corp.		18,313	(4,573)
JPM	USD	19	02/22/21	Monthly	1.13	Wabco Holdings Inc.		2,525,941	(28,794)
JPM	USD	21	03/11/21	Monthly	1.13	Willis Towers Watson PLC		3,712,533	170,397
JPM	EUR	38	02/22/21	Monthly	Worldline SA	0.75		(2,366,148)	406,837
JPM	USD	89	02/22/21	Monthly	1.13	Wright Medical Group NV		2,594,330	(114,284)
JPM	USD	1	02/26/21	Monthly	Xperi Corp.	0.25		(18,061)	5,279
Total							—	20,158,935	(3,972,949)

Forward foreign currency contracts

						Unrealized
						appreciation
					Settlement	(depreciation)
Counterparty	Sell		Purchase		date	($)
BB	AUD	12,267,369	USD	8,101,585	06/17/20	106,496
BB	AUD	17,460,473	USD	10,768,884	06/17/20	(610,739)
BB	CAD	19,340,134	USD	14,163,604	06/17/20	268,059
BB	CAD	7,724,418	USD	5,379,797	06/17/20	(170,062)
BB	EUR	2,662,950	USD	2,948,490	06/17/20	27,805
BB	EUR	12,007,686	USD	12,963,515	06/17/20	(206,346)
BB	GBP	3,234,468	USD	4,202,465	06/17/20	127,918
BB	GBP	6,034,472	USD	7,129,627	06/17/20	(472,160)
BB	IDR	1,120,000,000	USD	77,875	05/13/20	2,659
BB	JPY	538,322,949	USD	5,134,895	06/17/20	115,692
BB	JPY	887,099,926	USD	8,238,195	06/17/20	(32,927)
BB	NOK	193,809,313	USD	18,166,975	06/17/20	(754,834)
BB	NZD	27,458,830	USD	16,603,232	06/17/20	(236,476)
BB	NZD	905,382	USD	555,573	06/17/20	329
BB	SEK	61,334,738	USD	6,498,782	06/17/20	209,190
BB	SEK	80,135,758	USD	7,944,426	06/17/20	(273,121)
BB	SGD	10,482,213	USD	7,554,142	06/17/20	119,415
BB	SGD	592,766	USD	415,881	06/17/20	(4,552)
BB	USD	583,992	AUD	895,777	06/17/20	(182)
BB	USD	30,372,300	AUD	49,535,087	06/17/20	1,911,513
BB	USD	3,544,879	CAD	4,895,610	06/17/20	(27,468)
BB	USD	14,893,976	CAD	20,790,985	06/17/20	43,981
BB	USD	46,938,798	EUR	40,930,690	06/17/20	(2,046,594)
BB	USD	4,181,664	EUR	3,846,118	06/17/20	36,705
BB	USD	4,902,141	GBP	3,793,612	06/17/20	(123,227)
BB	USD	8,963,410	GBP	7,276,990	06/17/20	203,610
BB	USD	81,151	IDR	1,120,000,000	05/13/20	(5,935)
BB	USD	13,990,787	JPY	1,440,363,754	06/17/20	(561,156)
BB	USD	506,514	JPY	54,484,677	06/17/20	1,489
BB	USD	890,699	NOK	9,428,568	06/17/20	29,822
BB	USD	6,140,752	NZD	9,742,123	06/17/20	(166,189)
BB	USD	4,825,246	NZD	8,303,046	06/17/20	266,773
BB	USD	9,063,515	SEK	85,596,303	06/17/20	(286,013)
BB	USD	5,353,710	SEK	54,551,693	06/17/20	240,311
BB	USD	577,325	SGD	796,235	06/17/20	(12,579)
BB	USD	4,493,891	SGD	6,388,545	06/17/20	37,316
BNP	CZK	12,210,417	USD	492,700	05/18/20	(1,226)
BNP	IDR	4,949,000,000	USD	343,779	05/13/20	11,419
BNP	JPY	567,152,863	USD	5,325,000	06/19/20	36,797
BNP	USD	358,322	IDR	4,949,000,000	05/13/20	(25,962)
BNP	USD	2,156,130	KRW	2,593,000,000	07/15/20	(25,060)
BOA	AUD	5,118,070	USD	3,219,000	05/18/20	(116,331)
BOA	CLP	506,869,646	USD	627,477	05/05/20	20,375
BOA	CLP	423,144,340	USD	492,200	06/19/20	(15,206)
BOA	EUR	3,462,064	USD	3,774,709	05/18/20	(20,092)
BOA	GBP	675,097	USD	844,000	05/18/20	(6,323)
BOA	JPY	188,941,117	USD	1,775,000	06/19/20	13,290
BOA	JPY	18,748,008	USD	170,000	06/19/20	(4,809)
BOA	KRW	595,304,775	USD	492,700	06/19/20	3,782
BOA	USD	520,200	CLP	447,192,200	05/05/20	15,424

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited )

						Unrealized
						appreciation
					Settlement	(depreciation)
Counterparty	Sell		Purchase		date	($)
BOA	USD	158,497	EUR	146,000	07/21/20	1,752
BOA	USD	523,745	GBP	420,000	05/18/20	5,269
BOA	USD	492,700	IDR	7,804,368,000	05/18/20	31,070
BOA	USD	492,700	INR	38,080,783	05/18/20	13,714
BOA	USD	470,000	JPY	51,036,877	06/19/20	5,874
CITI	AUD	580,000	JPY	39,293,607	06/19/20	(11,630)
CITI	CNY	1,100,000	USD	157,240	05/20/20	1,277
CITI	CNY	20,470,000	USD	2,883,598	10/15/20	(13,384)
CITI	CNY	18,380,000	USD	2,613,441	10/15/20	12,243
CITI	IDR	18,909,000,000	USD	1,370,704	05/13/20	100,832
CITI	IDR	36,319,000,000	USD	2,602,655	07/24/20	186,141
CITI	JPY	56,239,624	USD	510,000	06/19/20	(14,386)
CITI	USD	421,000	AUD	641,060	05/18/20	(3,235)
CITI	USD	157,145	CNY	1,100,000	05/20/20	(1,181)
CITI	USD	2,123,793	CNY	14,900,000	10/15/20	(15,096)
CITI	USD	1,364,758	IDR	18,909,000,000	05/13/20	(94,887)
CITI	USD	2,613,893	IDR	36,319,000,000	07/24/20	(197,379)
CITI	USD	492,700	MXN	11,964,871	05/18/20	2,658
DB	IDR	12,840,000,000	USD	895,143	05/13/20	32,847
DB	IDR	13,950,000,000	USD	999,752	07/24/20	71,577
DB	USD	929,727	IDR	12,840,000,000	05/13/20	(67,431)
DB	USD	1,002,731	IDR	13,950,000,000	07/24/20	(74,557)
GS	CLP	1,067,441,337	USD	1,322,723	05/05/20	44,197
GS	USD	1,430,000	CLP	1,184,040,000	05/05/20	(11,818)
GS	USD	1,835,899	CNY	13,000,000	10/15/20	3,904
GSI	AUD	9,580,000	JPY	637,084,561	06/19/20	(303,403)
GSI	EUR	626,186	USD	682,943	07/15/20	(4,268)
GSI	GBP	354,400	USD	436,957	06/19/20	(9,494)
GSI	USD	6,250,000	JPY	644,509,062	06/19/20	(240,518)
JPMCB	AUD	9,580,000	JPY	631,827,680	06/19/20	(352,419)
JPMCB	EUR	44,313	USD	48,338	07/15/20	(294)
JPMCB	EUR	9,385,500	USD	10,226,118	07/21/20	(75,403)
JPMCB	EUR	337,641	USD	368,202	09/30/20	(2,983)
JPMCB	GBP	259,746	USD	337,904	08/28/20	10,609
JPMCB	HUF	158,811,055	USD	492,700	05/18/20	(906)
JPMCB	JPY	31,804,000	USD	295,288	05/18/20	(1,115)
JPMCB	JPY	17,151,000	USD	159,903	06/19/20	(15)
JPMCB	KRW	5,200,732,000	USD	4,254,352	07/15/20	(19,896)
JPMCB	SEK	4,950,074	USD	492,700	05/18/20	(14,761)
JPMCB	TWD	9,150,300	USD	307,542	06/19/20	(498)
JPMCB	USD	842,000	AUD	1,282,640	05/18/20	(6,133)
JPMCB	USD	492,700	BRL	2,507,942	06/19/20	(33,081)
JPMCB	USD	373,025	CAD	521,824	06/30/20	1,914
JPMCB	USD	1,739,794	EUR	1,600,000	05/18/20	13,981
JPMCB	USD	102,087	EUR	94,000	07/21/20	1,088
JPMCB	USD	410,371	EUR	377,665	09/30/20	4,814
JPMCB	USD	12,900,000	JPY	1,378,158,628	06/19/20	(49,878)
JPMCB	USD	470,000	JPY	51,028,872	06/19/20	5,799
JPMCB	USD	492,700	RUB	37,026,898	05/18/20	5,338
JPMCB	USD	1,386,000	SGD	1,953,918	05/18/20	(334)
MSCI	AUD	69,073,799	USD	42,279,841	06/17/20	(2,738,061)
MSCI	AUD	718,433	USD	468,446	06/17/20	217
MSCI	CAD	11,769,588	USD	8,478,717	06/17/20	22,475
MSCI	CAD	14,117,300	USD	10,044,739	06/17/20	(98,292)
MSCI	EUR	25,400,820	USD	28,555,544	06/17/20	696,282
MSCI	EUR	1,390,570	USD	1,511,461	06/17/20	(13,696)

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited )

						Unrealized
						appreciation
					Settlement	(depreciation)
Counterparty	Sell		Purchase		date	($)
MSCI	GBP	227,871	USD	287,266	06/17/20	210
MSCI	GBP	19,019,930	USD	23,572,595	06/17/20	(387,323)
MSCI	GBP	354,752	USD	463,395	08/28/20	16,387
MSCI	JPY	825,862,655	USD	7,730,848	06/17/20	30,688
MSCI	JPY	1,010,940,837	USD	9,297,620	06/17/20	(128,165)
MSCI	NOK	78,227,729	USD	7,321,337	06/17/20	(316,120)
MSCI	NZD	17,055,528	USD	10,133,380	06/17/20	(326,281)
MSCI	SEK	69,549,949	USD	6,952,865	06/17/20	(179,159)
MSCI	SGD	18,543,552	USD	13,393,908	06/17/20	241,508
MSCI	SGD	6,492,785	USD	4,513,665	06/17/20	(91,478)
MSCI	USD	17,576,371	AUD	28,766,466	06/17/20	1,171,778
MSCI	USD	15,523,377	CAD	21,776,280	06/17/20	122,495
MSCI	USD	1,053,891	EUR	949,755	06/17/20	(12,213)
MSCI	USD	7,650,946	EUR	7,037,711	06/17/20	67,916
MSCI	USD	17,401,570	GBP	14,291,898	06/17/20	602,319
MSCI	USD	14,793,158	JPY	1,521,284,123	06/17/20	(609,045)
MSCI	USD	2,650,732	JPY	293,239,881	06/17/20	83,371
MSCI	USD	6,221,095	NOK	61,689,637	06/17/20	(198,270)
MSCI	USD	17,248,100	NOK	189,241,940	06/17/20	1,227,792
MSCI	USD	995,745	NZD	1,558,652	06/17/20	(39,869)
MSCI	USD	11,634,320	NZD	19,609,324	06/17/20	391,515
MSCI	USD	14,834,890	SEK	141,151,103	06/17/20	(360,501)
MSCI	USD	6,200,045	SEK	62,303,543	06/17/20	188,894
MSCI	USD	18,631,603	SGD	26,751,526	06/17/20	342,472
SG	SGD	4,825,367	USD	3,383,000	05/18/20	(39,022)
SG	USD	421,000	AUD	641,370	05/18/20	(3,033)
SG	USD	462,000	SGD	651,323	05/18/20	(99)
Net unrealized appreciation (depreciation)						(3,753,192)

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	205,556,128	2,632	—	205,558,760
Preferred stocks	369,702	42,547	—	412,249
Investment companies	24,485,291	—	—	24,485,291
Corporate bonds	—	48,559,366	—	48,559,366
Short-term investments	—	135,351,559	—	135,351,559
Short-term U.S. Treasury obligations	—	20,989,638	—	20,989,638
Equity and foreign exchange options purchased	161,842	—	—	161,842
Foreign exchange options purchased	—	2	—	2
Options purchased	360,515	—	—	360,515
Futures contracts	1,246,685	—	—	1,246,685
Swap agreements	—	37,357,842	—	37,357,842
Forward foreign currency contracts	—	9,613,387	—	9,613,387
Total	232,180,163	251,916,973	—	484,097,136

Liabilities
Investments sold short	(85,799,858)	(953,700)	—	(86,753,558)
Equity options written	(90,940)	—	—	(90,940)
Options written	(3,160)	—	—	(3,160)
Futures contracts	(2,491,407)	—	—	(2,491,407)
Swap agreements	—	(17,000,935)	—	(17,000,935)
Forward foreign currency contracts	—	(13,366,579)	—	(13,366,579)
Total	(88,385,365)	(31,321,214)	—	(119,706,579)

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $15,949,635, represented 3.5% of the Fund’s net assets at period end.

3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4	Perpetual investment. Date shown reflects the next call date.

5	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

6	Rate shown is the discount rate at the date of purchase unless otherwise noted.

7	Payments made or received are based on the notional amount.

8	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
CPI	Consumer Price Index
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
MTN	Medium Term Note
NVDR	Non-Voting Depository Receipt
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar

Counterparty acronyms:

BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
DB	Deutsche Bank AG
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank

See accompanying notes to financial statements

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2020.